Schedule of Investments (unaudited)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$440	$442,159
3.38%, 03/01/41 (Call 09/01/40)	527	556,983
4.20%, 04/15/24	376	401,221
4.65%, 10/01/28 (Call 07/01/28)(a)	548	632,398
4.75%, 03/30/30 (Call 12/30/29)	508	595,529
5.40%, 10/01/48 (Call 04/01/48)	488	684,465
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	548	544,102
2.60%, 08/01/31 (Call 05/01/31)(a)	375	377,247
4.20%, 06/01/30 (Call 03/01/30)	532	598,161
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	995	1,065,881
3.65%, 11/01/24 (Call 08/01/24)	871	921,866
WPP Finance 2010, 3.75%, 09/19/24	412	438,399
		7,258,411
Aerospace & Defense — 1.7%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	645	763,503
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	200	256,350
BAE Systems Holdings Inc.
3.80%, 10/07/24(a)(b)	230	245,124
3.85%, 12/15/25 (Call 09/15/25)(b)	847	913,619
4.75%, 10/07/44(b)	385	476,858
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,055	1,005,175
3.00%, 09/15/50 (Call 03/15/50)(a)(b)	850	832,124
3.40%, 04/15/30 (Call 01/15/30)(b)	1,250	1,337,754
5.80%, 10/11/41(a)(b)	470	644,373
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	700	700,262
1.43%, 02/04/24 (Call 02/04/22)	2,245	2,245,175
1.88%, 06/15/23 (Call 04/15/23)	700	706,187
1.95%, 02/01/24	230	233,184
2.20%, 02/04/26 (Call 02/04/23)	3,205	3,198,399
2.25%, 06/15/26 (Call 03/15/26)	510	511,233
2.50%, 03/01/25 (Call 12/01/24)	317	322,809
2.60%, 10/30/25 (Call 07/30/25)	380	388,367
2.70%, 02/01/27 (Call 12/01/26)	390	397,560
2.75%, 02/01/26 (Call 01/01/26)(a)	565	580,412
2.80%, 03/01/23 (Call 02/01/23)	180	183,637
2.80%, 03/01/24 (Call 02/01/24)(a)	560	578,231
2.80%, 03/01/27 (Call 12/01/26)	575	587,394
2.85%, 10/30/24 (Call 07/30/24)	601	624,042
2.95%, 02/01/30 (Call 11/01/29)(a)	750	756,748
3.10%, 05/01/26 (Call 03/01/26)	660	686,637
3.20%, 03/01/29 (Call 12/01/28)(a)	890	919,855
3.25%, 02/01/28 (Call 12/01/27)	353	366,538
3.25%, 03/01/28 (Call 12/01/27)	353	365,206
3.25%, 02/01/35 (Call 11/01/34)	586	584,648
3.30%, 03/01/35 (Call 09/01/34)(a)	391	391,753
3.38%, 06/15/46 (Call 12/15/45)	310	304,499
3.45%, 11/01/28 (Call 08/01/28)	622	650,749
3.50%, 03/01/39 (Call 09/01/38)(a)	437	434,246
3.50%, 03/01/45 (Call 09/01/44)(a)	415	398,738
3.55%, 03/01/38 (Call 09/01/37)	360	365,523
3.60%, 05/01/34 (Call 02/01/34)	498	515,013
3.63%, 02/01/31 (Call 11/01/30)	235	249,646
3.63%, 03/01/48 (Call 09/01/47)	273	274,737
Security	Par (000)	Value

Aerospace & Defense (continued)
3.65%, 03/01/47 (Call 09/01/46)	$440	$443,941
3.75%, 02/01/50 (Call 08/01/49)(a)	1,153	1,195,586
3.83%, 03/01/59 (Call 09/01/58)	525	529,818
3.85%, 11/01/48 (Call 05/01/48)(a)	406	423,046
3.90%, 05/01/49 (Call 11/01/48)	490	513,960
3.95%, 08/01/59 (Call 02/01/59)	888	926,708
4.51%, 05/01/23 (Call 04/01/23)	619	646,245
4.88%, 05/01/25 (Call 04/01/25)	2,458	2,693,957
5.04%, 05/01/27 (Call 03/01/27)	1,425	1,604,467
5.15%, 05/01/30 (Call 02/01/30)	2,670	3,097,180
5.71%, 05/01/40 (Call 11/01/39)	1,685	2,152,078
5.81%, 05/01/50 (Call 11/01/49)	3,959	5,339,939
5.88%, 02/15/40	287	365,623
5.93%, 05/01/60 (Call 11/01/59)	2,610	3,607,659
6.13%, 02/15/33	584	733,562
6.63%, 02/15/38	412	549,602
6.88%, 03/15/39	513	712,315
7.95%, 08/15/24	145	170,392
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	209	207,191
1.88%, 08/15/23 (Call 06/15/23)	296	301,494
2.13%, 08/15/26 (Call 05/15/26)(a)	625	642,832
2.25%, 06/01/31 (Call 03/01/31)(a)	585	594,389
2.38%, 11/15/24 (Call 09/15/24)	449	465,148
2.63%, 11/15/27 (Call 08/15/27)(a)	580	613,499
2.85%, 06/01/41 (Call 12/01/40)	545	563,165
3.25%, 04/01/25 (Call 03/01/25)	742	786,711
3.38%, 05/15/23 (Call 04/15/23)	539	558,841
3.50%, 05/15/25 (Call 03/15/25)	613	656,426
3.50%, 04/01/27 (Call 02/01/27)	638	693,646
3.60%, 11/15/42 (Call 05/15/42)	114	130,102
3.63%, 04/01/30 (Call 01/01/30)(a)	915	1,022,099
3.75%, 05/15/28 (Call 02/15/28)	223	248,602
4.25%, 04/01/40 (Call 10/01/39)	652	795,598
4.25%, 04/01/50 (Call 10/01/49)(a)	600	776,736
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	823	787,459
2.90%, 12/15/29 (Call 09/15/29)	579	602,345
3.83%, 04/27/25 (Call 01/27/25)	536	574,744
3.85%, 06/15/23 (Call 05/15/23)	465	484,809
3.85%, 12/15/26 (Call 09/15/26)	499	543,114
3.95%, 05/28/24 (Call 02/28/24)	717	758,672
4.40%, 06/15/28 (Call 03/15/28)	1,209	1,366,644
4.85%, 04/27/35 (Call 10/27/34)	762	932,057
5.05%, 04/27/45 (Call 10/27/44)(a)	360	476,624
6.15%, 12/15/40	155	225,718
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)(a)	420	415,608
2.80%, 06/15/50 (Call 12/15/49)(a)	829	841,237
2.90%, 03/01/25 (Call 12/01/24)	829	870,544
3.10%, 01/15/23 (Call 11/15/22)	514	526,372
3.55%, 01/15/26 (Call 10/15/25)	692	748,875
3.60%, 03/01/35 (Call 09/01/34)	807	907,733
3.80%, 03/01/45 (Call 09/01/44)	960	1,117,391
4.07%, 12/15/42	845	1,009,325
4.09%, 09/15/52 (Call 03/15/52)	931	1,162,289
4.50%, 05/15/36 (Call 11/15/35)	602	738,383
4.70%, 05/15/46 (Call 11/15/45)	1,222	1,611,031
5.72%, 06/01/40	90	124,769
Series B, 6.15%, 09/01/36(a)	340	477,682

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	$537	$560,987
3.20%, 02/01/27 (Call 11/01/26)	633	677,203
3.25%, 08/01/23	919	955,197
3.25%, 01/15/28 (Call 10/15/27)(a)	1,567	1,671,926
3.85%, 04/15/45 (Call 10/15/44)	306	352,726
4.03%, 10/15/47 (Call 04/15/47)(a)	1,442	1,724,448
4.40%, 05/01/30 (Call 02/01/30)(a)	479	555,167
4.75%, 06/01/43	958	1,218,757
5.05%, 11/15/40	459	595,246
5.15%, 05/01/40 (Call 11/01/39)(a)	512	668,053
5.25%, 05/01/50 (Call 11/01/49)(a)	600	850,755
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	250	239,940
2.25%, 07/01/30 (Call 04/01/30)	753	751,922
2.38%, 03/15/32 (Call 12/15/31)	2,030	2,031,116
2.65%, 11/01/26 (Call 08/01/26)	385	404,161
2.82%, 09/01/51 (Call 03/01/51)	700	683,804
3.03%, 03/15/52 (Call 09/15/51)	1,905	1,925,086
3.13%, 05/04/27 (Call 02/04/27)(a)	1,240	1,322,356
3.13%, 07/01/50 (Call 01/01/50)	845	875,918
3.20%, 03/15/24 (Call 01/15/24)	1,016	1,059,928
3.50%, 03/15/27 (Call 12/15/26)	1,200	1,293,897
3.70%, 12/15/23 (Call 09/15/23)	308	324,119
3.75%, 11/01/46 (Call 05/01/46)	1,052	1,190,611
3.95%, 08/16/25 (Call 06/16/25)	1,494	1,619,511
4.05%, 05/04/47 (Call 11/04/46)	617	730,311
4.13%, 11/16/28 (Call 08/16/28)	1,289	1,448,582
4.15%, 05/15/45 (Call 11/16/44)	922	1,102,730
4.20%, 12/15/44 (Call 06/15/44)	320	370,259
4.35%, 04/15/47 (Call 10/15/46)	876	1,078,981
4.45%, 11/16/38 (Call 05/16/38)	449	547,332
4.50%, 06/01/42	1,459	1,802,527
4.63%, 11/16/48 (Call 05/16/48)	1,306	1,686,193
4.70%, 12/15/41(a)	440	546,554
4.80%, 12/15/43 (Call 06/15/43)	446	567,516
4.88%, 10/15/40	196	247,677
7.20%, 08/15/27(a)	105	132,628
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 04/01/22)	395	392,154
1.60%, 04/01/26 (Call 03/01/26)	442	439,156
2.25%, 04/01/28 (Call 02/01/28)	165	166,184
2.75%, 04/01/31 (Call 01/01/31)	335	341,975
		112,215,883
Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	321	329,888
2.45%, 02/04/32 (Call 11/04/31)	1,265	1,190,843
2.63%, 09/16/26 (Call 06/16/26)	610	631,051
3.40%, 05/06/30 (Call 02/06/30)	866	894,989
3.40%, 02/04/41 (Call 08/04/40)	1,351	1,250,229
3.70%, 02/04/51 (Call 08/04/50)	1,116	1,053,432
3.80%, 02/14/24 (Call 01/14/24)	105	110,992
3.88%, 09/16/46 (Call 03/16/46)	1,239	1,211,476
4.00%, 01/31/24	275	291,587
4.00%, 02/04/61 (Call 08/04/60) (a)	840	807,238
4.25%, 08/09/42	501	508,475
4.40%, 02/14/26 (Call 12/14/25)	777	852,777
4.45%, 05/06/50 (Call 11/06/49)	516	542,702
4.50%, 05/02/43	669	710,710
Security	Par (000)	Value

Agriculture (continued)
4.80%, 02/14/29 (Call 11/14/28)	$1,334	$1,510,339
5.38%, 01/31/44	1,405	1,639,514
5.80%, 02/14/39 (Call 08/14/38)	879	1,061,287
5.95%, 02/14/49 (Call 08/14/48)	1,991	2,511,352
6.20%, 02/14/59 (Call 08/14/58)	311	405,510
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	1,055	1,101,958
2.70%, 09/15/51 (Call 03/15/51)(a)	125	126,900
3.25%, 03/27/30 (Call 12/27/29)	1,102	1,207,862
3.75%, 09/15/47 (Call 03/15/47)	280	339,138
4.02%, 04/16/43	613	752,482
4.50%, 03/15/49 (Call 09/15/48)	1,180	1,590,580
4.54%, 03/26/42	165	214,537
5.38%, 09/15/35(a)	185	249,257
5.94%, 10/01/32	195	261,836
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,142	1,115,630
2.73%, 03/25/31 (Call 12/25/30)(a)	524	506,816
2.79%, 09/06/24 (Call 08/06/24)	957	989,772
3.22%, 08/15/24 (Call 06/15/24)	1,583	1,648,707
3.22%, 09/06/26 (Call 07/06/26)	628	652,276
3.46%, 09/06/29 (Call 06/06/29)	872	904,608
3.56%, 08/15/27 (Call 05/15/27)	2,732	2,858,959
3.73%, 09/25/40 (Call 03/25/40)	770	741,617
3.98%, 09/25/50 (Call 03/25/50)	861	840,732
4.39%, 08/15/37 (Call 02/15/37)	2,101	2,230,946
4.54%, 08/15/47 (Call 02/15/47)(a)	2,139	2,243,409
4.70%, 04/02/27 (Call 02/02/27)	694	765,615
4.76%, 09/06/49 (Call 03/06/49)(a)	896	963,477
4.91%, 04/02/30 (Call 01/02/30)(a)	1,036	1,168,259
5.28%, 04/02/50 (Call 10/02/49)	396	457,745
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	613	603,857
3.95%, 06/15/25(b)	1,498	1,606,892
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,312	1,312,473
2.75%, 05/14/31 (Call 02/14/31)	698	704,757
3.25%, 08/15/26 (Call 05/15/26)	286	304,257
3.75%, 09/25/27 (Call 06/25/27)(a)	754	821,230
4.35%, 03/15/24 (Call 02/15/24)	705	754,096
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)	710	702,395
0.75%, 02/02/26 (Call 01/02/26)(b)	665	647,115
1.38%, 07/23/23(b)	711	718,259
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	365	353,227
2.13%, 04/23/30 (Call 01/23/30)(b)	1,000	1,001,534
2.13%, 11/10/31 (Call 08/10/31)(b)	500	495,284
3.13%, 05/25/51 (Call 11/25/50)(b)	1,450	1,589,341
3.25%, 03/01/23(b)	173	178,693
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	529	579,239
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	235	286,927
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(a)(b)	705	730,906
3.50%, 07/26/26 (Call 05/26/26)(b)	873	922,721
3.88%, 07/26/29 (Call 04/26/29)(b)	659	705,376
4.25%, 07/21/25 (Call 04/21/25)(b)	429	462,095
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	663	640,888
1.13%, 05/01/23	816	820,894
1.50%, 05/01/25 (Call 04/01/25)	613	616,662

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
1.75%, 11/01/30 (Call 08/01/30)	$543	$520,055
2.10%, 05/01/30 (Call 02/01/30)	685	674,388
2.13%, 05/10/23 (Call 03/10/23)	339	345,035
2.63%, 03/06/23	198	202,808
2.75%, 02/25/26 (Call 11/25/25)	788	822,296
2.88%, 05/01/24 (Call 04/01/24)	686	716,681
3.13%, 08/17/27 (Call 05/17/27)(a)	420	451,483
3.13%, 03/02/28 (Call 12/02/27)	556	593,040
3.25%, 11/10/24	702	745,035
3.38%, 08/11/25 (Call 05/11/25)	695	739,848
3.38%, 08/15/29 (Call 05/15/29)	490	533,314
3.60%, 11/15/23	526	554,857
3.88%, 08/21/42	704	760,236
4.13%, 03/04/43	746	832,118
4.25%, 11/10/44(a)	1,005	1,152,989
4.38%, 11/15/41	565	646,617
4.50%, 03/20/42	687	791,382
4.88%, 11/15/43	619	750,230
6.38%, 05/16/38	1,005	1,415,778
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,319	2,508,480
4.85%, 09/15/23	448	477,556
5.70%, 08/15/35 (Call 02/15/35)	736	876,635
5.85%, 08/15/45 (Call 02/15/45)	1,849	2,245,389
6.15%, 09/15/43	537	669,547
7.25%, 06/15/37	504	681,890
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	750	748,177
3.20%, 04/21/31 (Call 01/21/31)(b)	625	636,384
		81,098,875
Airlines — 0.2%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	345	396,378
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a)(b)	2,070	2,170,020
4.75%, 10/20/28(b)	2,450	2,684,548
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	2,205	2,353,838
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	716	717,963
3.00%, 11/15/26 (Call 08/15/26)	139	145,166
3.45%, 11/16/27 (Call 08/16/27)	329	348,706
4.75%, 05/04/23	1,074	1,127,369
5.13%, 06/15/27 (Call 04/15/27)	1,878	2,138,939
5.25%, 05/04/25 (Call 04/04/25)	856	951,078
		13,034,005
Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	230	234,550
2.38%, 11/01/26 (Call 08/01/26)(a)	1,141	1,192,751
2.40%, 03/27/25 (Call 02/27/25)	921	958,795
2.75%, 03/27/27 (Call 01/27/27)(a)	943	998,931
2.85%, 03/27/30 (Call 12/27/29)	1,405	1,492,728
3.25%, 03/27/40 (Call 09/27/39)	852	936,611
3.38%, 11/01/46 (Call 05/01/46)	416	470,673
3.38%, 03/27/50 (Call 09/27/49)(a)	1,195	1,368,817
3.63%, 05/01/43 (Call 11/01/42)	315	362,412
3.88%, 11/01/45 (Call 05/01/45)	764	930,098
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	827	907,727
Security	Par (000)	Value

Apparel (continued)
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)(a)	$805	$841,158
3.75%, 09/15/25 (Call 07/15/25)	879	950,598
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	15	15,162
4.13%, 07/15/27 (Call 04/15/27)(a)	463	501,949
4.25%, 04/01/25 (Call 01/01/25)	137	148,852
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,194	1,231,859
2.80%, 04/23/27 (Call 02/23/27)(a)	1,028	1,077,574
2.95%, 04/23/30 (Call 01/23/30)	945	984,495
6.00%, 10/15/33	20	25,845
		15,631,585
Auto Manufacturers — 2.2%
American Honda Finance Corp.
0.55%, 07/12/24(a)	795	784,484
0.65%, 09/08/23	841	840,419
0.75%, 08/09/24	95	94,135
0.88%, 07/07/23	569	570,190
1.00%, 09/10/25	585	577,346
1.20%, 07/08/25	695	690,758
1.30%, 09/09/26	655	645,348
1.80%, 01/13/31(a)	500	487,576
1.95%, 05/10/23	367	373,084
2.00%, 03/24/28	440	443,803
2.05%, 01/10/23(a)	298	303,022
2.15%, 09/10/24	722	742,017
2.30%, 09/09/26(a)	757	782,546
2.35%, 01/08/27	433	445,499
2.40%, 06/27/24	379	391,083
2.90%, 02/16/24	103	107,027
3.45%, 07/14/23	702	733,034
3.50%, 02/15/28(a)	442	484,671
3.55%, 01/12/24	818	862,035
3.63%, 10/10/23	932	980,313
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	794	820,567
2.85%, 08/14/29 (Call 05/14/29)(a)(b)	320	337,363
BMW U.S. Capital LLC
0.75%, 08/12/24(a)(b)	220	217,904
0.80%, 04/01/24(b)	1,080	1,073,962
1.25%, 08/12/26 (Call 07/12/26)(b)	170	167,461
1.95%, 08/12/31 (Call 05/12/31)(a)(b)	550	536,591
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	1,188	1,216,758
2.80%, 04/11/26 (Call 01/11/26)(b)	1,070	1,122,776
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	895	937,882
3.30%, 04/06/27 (Call 01/06/27)(b)	155	167,011
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	805	833,538
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	360	401,447
3.75%, 04/12/28 (Call 01/12/28)(b)	516	574,754
3.80%, 04/06/23(a)(b)	436	453,747
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	1,388	1,497,755
3.95%, 08/14/28 (Call 05/14/28)(b)	390	439,461
4.15%, 04/09/30 (Call 01/09/30)(b)	477	543,394
BMW US Capital LLC, 2.55%, 04/01/31 (Call 01/01/31)(a)(b)	735	754,344
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	776	763,372
1.50%, 09/01/30 (Call 06/01/30)(a)	686	651,789
2.60%, 09/01/50 (Call 03/01/50)	961	896,264

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.65%, 10/01/23 (Call 07/01/23)	$343	$358,527
4.88%, 10/01/43 (Call 04/01/43)(a)	150	199,921
Daimler Finance North America LLC
0.75%, 03/01/24(a)(b)	475	471,175
1.45%, 03/02/26(b)	775	770,944
1.75%, 03/10/23(b)	405	409,771
2.13%, 03/10/25(b)	380	387,344
2.45%, 03/02/31(a)(b)	640	648,980
2.63%, 03/10/30(b)	380	392,703
2.70%, 06/14/24(b)	1,101	1,141,843
3.10%, 08/15/29(b)	256	272,986
3.25%, 08/01/24(b)	710	746,436
3.30%, 05/19/25(b)	827	877,982
3.45%, 01/06/27(a)(b)	930	1,007,848
3.50%, 08/03/25(b)	727	779,438
3.65%, 02/22/24(b)	615	649,118
3.70%, 05/04/23(b)	630	654,861
3.75%, 02/22/28(b)	384	425,055
4.30%, 02/22/29(b)	700	800,793
8.50%, 01/18/31	1,068	1,599,071
General Motors Co.
4.00%, 04/01/25	383	410,808
4.20%, 10/01/27 (Call 07/01/27)	524	571,717
4.88%, 10/02/23	1,257	1,336,561
5.00%, 10/01/28 (Call 07/01/28)(a)	757	866,738
5.00%, 04/01/35	771	914,452
5.15%, 04/01/38 (Call 10/01/37)	598	721,271
5.20%, 04/01/45	1,101	1,359,110
5.40%, 10/02/23	847	912,408
5.40%, 04/01/48 (Call 10/01/47)	530	679,614
5.95%, 04/01/49 (Call 10/01/48)	715	980,070
6.13%, 10/01/25 (Call 09/01/25)	916	1,056,677
6.25%, 10/02/43	1,200	1,634,336
6.60%, 04/01/36 (Call 10/01/35)(a)	996	1,338,049
6.75%, 04/01/46 (Call 10/01/45)	675	976,286
6.80%, 10/01/27 (Call 08/01/27)	793	970,109
General Motors Financial Co. Inc.
1.05%, 03/08/24	723	718,356
1.20%, 10/15/24	125	124,664
1.25%, 01/08/26 (Call 12/08/25)	760	741,142
1.50%, 06/10/26 (Call 05/10/26)	1,255	1,231,655
1.70%, 08/18/23	713	720,603
2.35%, 01/08/31 (Call 10/08/30)	889	859,136
2.40%, 04/10/28 (Call 02/10/28)	925	922,417
2.40%, 10/15/28 (Call 08/15/28)	235	232,760
2.70%, 08/20/27 (Call 06/20/27)(a)	789	802,592
2.70%, 06/10/31 (Call 03/10/31)	692	685,656
2.75%, 06/20/25 (Call 05/20/25)	1,218	1,258,891
2.90%, 02/26/25 (Call 01/26/25)	890	921,977
3.25%, 01/05/23 (Call 12/05/22)(a)	736	753,743
3.50%, 11/07/24 (Call 09/07/24)	888	935,272
3.60%, 06/21/30 (Call 03/21/30)	892	945,338
3.70%, 05/09/23 (Call 03/09/23)	1,029	1,064,515
3.85%, 01/05/28 (Call 10/05/27)	194	210,562
3.95%, 04/13/24 (Call 02/13/24)	1,064	1,121,519
4.00%, 01/15/25 (Call 10/15/24)	432	459,965
4.00%, 10/06/26 (Call 07/06/26)	765	827,619
4.15%, 06/19/23 (Call 05/19/23)	312	325,885
4.25%, 05/15/23	405	423,818
4.30%, 07/13/25 (Call 04/13/25)	685	740,904
Security	Par (000)	Value

Auto Manufacturers (continued)
4.35%, 04/09/25 (Call 02/09/25)	$722	$780,627
4.35%, 01/17/27 (Call 10/17/26)	1,206	1,320,997
5.10%, 01/17/24 (Call 12/17/23)	1,388	1,493,360
5.25%, 03/01/26 (Call 12/01/25)	1,109	1,246,683
5.65%, 01/17/29 (Call 10/17/28)(a)	393	466,649
Harley-Davidson Financial Services Inc.
3.35%, 02/15/23 (Call 01/15/23)(b)	96	98,415
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	1,202	1,264,385
Hyundai Capital America
0.80%, 01/08/24(b)	1,084	1,075,040
0.88%, 06/14/24(b)	835	824,919
1.00%, 09/17/24(b)	730	720,359
1.25%, 09/18/23(b)	1,197	1,199,049
1.30%, 01/08/26 (Call 12/08/25)(b)	790	768,874
1.50%, 06/15/26 (Call 05/15/26)(b)	710	691,199
1.65%, 09/17/26 (Call 08/17/26)(a)(b)	730	716,238
1.80%, 10/15/25 (Call 09/15/25)(a)(b)	770	768,900
1.80%, 01/10/28 (Call 11/08/27)(b)	590	570,452
2.00%, 06/15/28 (Call 04/15/28)(b)	864	836,848
2.10%, 09/15/28 (Call 07/17/28)(b)	200	194,251
2.38%, 02/10/23(b)	400	406,609
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	990	988,301
2.65%, 02/10/25 (Call 01/10/25)(b)	626	644,889
2.75%, 09/27/26(a)(b)	563	576,433
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	748	778,975
3.40%, 06/20/24(b)	475	498,388
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	931	987,321
4.13%, 06/08/23(b)	590	616,130
4.30%, 02/01/24(b)	545	578,977
5.75%, 04/06/23(b)	527	559,375
5.88%, 04/07/25 (Call 03/07/25)(b)	400	453,299
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	460	580,933
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	225	219,429
3.63%, 08/29/27(b)	200	216,313
3.75%, 03/05/23(b)	500	516,937
Kia Corp.
1.00%, 04/16/24(b)	80	79,810
3.25%, 04/21/26(b)	700	740,348
3.50%, 10/25/27(b)	380	407,313
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	535	526,934
1.85%, 09/16/26 (Call 08/16/26)(a)(b)	815	791,326
2.45%, 09/15/28 (Call 07/15/28)(b)	440	430,079
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	334	329,151
2.00%, 03/09/26 (Call 02/09/26)(b)	717	704,467
2.75%, 03/09/28 (Call 01/09/28)(b)	1,196	1,194,464
3.45%, 03/15/23(a)(b)	283	291,114
3.88%, 09/21/23(b)	235	245,243
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	1,214	1,250,112
3.52%, 09/17/25 (Call 08/17/25)(b)	1,402	1,469,681
4.35%, 09/17/27 (Call 07/17/27)(b)	1,535	1,653,865
4.81%, 09/17/30 (Call 06/17/30)(b)	2,081	2,326,097
PACCAR Financial Corp.
0.35%, 08/11/23(a)	555	551,573
0.35%, 02/02/24(a)	425	419,180
0.50%, 08/09/24	115	113,452
0.80%, 06/08/23	285	285,383

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
1.10%, 05/11/26	$140	$138,328
1.80%, 02/06/25(a)	365	371,014
1.90%, 02/07/23	250	253,653
2.15%, 08/15/24	995	1,019,223
2.65%, 04/06/23	25	25,674
3.40%, 08/09/23	255	266,481
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(a)(b)	2,718	2,666,552
2.69%, 09/15/31 (Call 06/15/31)(b)	1,520	1,497,024
Stellantis NV, 5.25%, 04/15/23	1,105	1,168,747
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,000	992,203
1.34%, 03/25/26 (Call 02/25/26)	1,022	1,015,850
2.36%, 07/02/24(a)	590	609,165
2.36%, 03/25/31 (Call 12/25/30)(a)	635	658,438
2.76%, 07/02/29	220	232,330
3.42%, 07/20/23	935	977,370
3.67%, 07/20/28	620	686,753
Toyota Motor Credit Corp.
0.45%, 01/11/24	447	442,575
0.50%, 08/14/23	1,255	1,250,878
0.50%, 06/18/24	400	394,667
0.63%, 09/13/24(a)	300	296,299
0.80%, 10/16/25	899	878,192
0.80%, 01/09/26	710	690,949
1.13%, 06/18/26	690	677,375
1.15%, 08/13/27(a)	612	591,953
1.35%, 08/25/23	1,093	1,103,758
1.65%, 01/10/31	565	547,348
1.80%, 02/13/25	1,074	1,091,880
1.90%, 04/06/28	576	575,008
1.90%, 09/12/31	400	393,221
2.00%, 10/07/24	175	179,276
2.15%, 02/13/30	787	794,388
2.25%, 10/18/23	821	843,481
2.63%, 01/10/23(a)	729	745,214
2.70%, 01/11/23	331	338,433
2.90%, 03/30/23	669	689,255
2.90%, 04/17/24	834	870,319
3.00%, 04/01/25	1,052	1,110,151
3.05%, 01/11/28(a)	451	485,913
3.20%, 01/11/27(a)	711	762,445
3.35%, 01/08/24	266	279,523
3.38%, 04/01/30	682	750,784
3.40%, 04/14/25	248	264,112
3.45%, 09/20/23	725	759,439
3.65%, 01/08/29	216	241,241
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(b)	265	265,204
0.88%, 11/22/23(b)	894	890,008
1.25%, 11/24/25 (Call 10/24/25)(b)	1,116	1,097,989
1.63%, 11/24/27 (Call 09/24/27)(b)	1,251	1,215,812
2.85%, 09/26/24(b)	611	634,758
3.13%, 05/12/23(b)	845	871,433
3.20%, 09/26/26(a)(b)	529	559,991
3.35%, 05/13/25(b)	840	885,943
3.75%, 05/13/30(b)	620	681,610
4.25%, 11/13/23(b)	904	958,496
4.63%, 11/13/25(b)	628	695,708
Security	Par (000)	Value

Auto Manufacturers (continued)
4.75%, 11/13/28(b)	$739	$855,143
		147,806,644
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	3,900	3,783,954
4.35%, 03/15/29 (Call 12/15/28)(a)	459	525,372
4.40%, 10/01/46 (Call 04/01/46)	280	336,791
5.40%, 03/15/49 (Call 09/15/48)	211	285,056
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	1,019	1,055,896
3.38%, 03/15/25 (Call 12/15/24)(a)	460	487,646
4.38%, 03/15/45 (Call 09/15/44)(a)	469	554,272
5.00%, 10/01/25(b)	890	1,000,412
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(b)	45	44,319
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	200	196,787
3.50%, 05/30/30 (Call 02/28/30)(a)	225	239,987
3.55%, 01/15/52 (Call 07/15/51)	235	231,794
3.80%, 09/15/27 (Call 06/15/27)(a)	447	487,818
4.25%, 05/15/29 (Call 02/15/29)	94	103,821
5.25%, 05/15/49 (Call 11/15/48)(a)	262	331,152
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	887	902,089
3.63%, 06/15/24 (Call 03/15/24)	393	416,994
4.15%, 10/01/25 (Call 07/01/25)	960	1,049,042
Toyota Industries Corp., 3.24%, 03/16/23
(Call 02/16/23)(b)	250	257,531
		12,290,733
Banks — 19.2%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(b)(c)	870	854,624
4.75%, 07/28/25(b)	730	797,752
4.80%, 04/18/26(b)	285	315,449
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	275	283,938
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(c)	820	867,826
4.75%, 10/12/23(b)	580	616,486
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	652	640,372
1.90%, 02/13/23(a)(b)	545	553,418
2.55%, 02/13/30(b)	610	631,439
3.40%, 03/19/24(b)	1,171	1,234,497
3.45%, 07/17/27(b)	600	651,121
3.45%, 01/21/28(b)	471	515,319
ASB Bank Ltd.
1.63%, 10/22/26(b)	840	835,253
2.38%, 10/22/31(b)	1,040	1,038,375
3.13%, 05/23/24(b)	1,260	1,320,465
3.75%, 06/14/23(b)	405	423,498
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	125	133,351
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30)(b)(c)	1,205	1,161,672
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	467	479,522
4.40%, 05/19/26(a)(b)	1,315	1,441,583
4.50%, 03/19/24(a)(b)	225	240,754
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	440	480,264
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	800	798,905

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.13%, 09/18/25	$820	$803,930
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	200	204,800
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(b)	1,060	1,077,225
3.13%, 07/01/30 (Call 07/01/25)(b)(c)	338	331,409
3.25%, 09/30/31 (Call 09/30/26)(a)(b)(c)	270	263,925
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(b)	45	44,640
3.50%, 10/12/27(a)(b)	25	26,746
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)(b)	245	262,579
Banco Inbursa SA Institucion De Banca Multiple Grupo
Financiero Inbursa
4.13%, 06/06/24(a)(b)	475	494,855
4.38%, 04/11/27 (Call 01/11/27)(a)(b)	470	494,092
Banco Internacional del Peru SAA Interbank, 3.25%,
10/04/26 (Call 08/04/26)(a)(b)	248	252,962
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(b)	806	751,756
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(b)	575	588,265
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand, 5.38%, 04/17/25(b)	1,044	1,132,291
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(c)	1,452	1,443,855
1.72%, 09/14/27 (Call 09/14/26)(c)	675	662,399
1.85%, 03/25/26	265	264,131
2.71%, 06/27/24	1,670	1,731,467
2.75%, 05/28/25	1,700	1,758,310
2.75%, 12/03/30	1,245	1,217,743
2.96%, 03/25/31(a)	545	554,794
3.13%, 02/23/23	635	651,859
3.23%, 11/22/32 (Call 11/22/31)(c)	1,000	996,360
3.31%, 06/27/29	953	1,020,746
3.49%, 05/28/30	367	387,858
3.80%, 02/23/28	1,150	1,252,793
3.85%, 04/12/23	880	913,681
4.25%, 04/11/27	1,077	1,189,901
4.38%, 04/12/28	840	943,143
5.18%, 11/19/25	1,015	1,131,702
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	328	326,111
Bangkok Bank PCL/Hong Kong
4.05%, 03/19/24(b)	450	477,882
4.45%, 09/19/28(b)	30	34,626
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	896	889,276
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)(c)	1,403	1,394,197
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	1,325	1,313,728
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	1,792	1,769,219
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(c)	1,603	1,569,538
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	1,235	1,223,218
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(c)	530	533,530
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(c)	3,555	3,522,885
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(c)	637	609,146
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(c)	2,123	2,026,185
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(c)	1,403	1,421,451
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(c)	1,100	1,085,106
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(c)	2,897	2,842,868
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(c)	1,292	1,329,660
Security	Par (000)	Value

Banks (continued)
2.48%, 09/21/36 (Call 09/21/31)(c)	$1,730	$1,670,557
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(c)	2,838	2,842,942
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(c)	2,245	2,254,640
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(c)	2,147	2,164,799
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(c)	3,921	3,807,374
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(c)	2,577	2,609,553
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(c)	1,020	1,016,466
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(c)	1,723	1,780,887
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(c)	1,785	1,816,966
3.00%, 12/20/23 (Call 12/20/22),
(3 mo. LIBOR US + 0.790%)(c)	3,371	3,446,948
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(c)	1,297	1,353,962
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(c)	2,104	2,218,952
3.25%, 10/21/27 (Call 10/21/26)	2,150	2,279,045
3.30%, 01/11/23	644	662,995
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(c)	2,978	3,159,074
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(c)	1,830	1,932,282
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(c)	4,222	4,498,062
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(c)	1,827	1,913,642
3.50%, 04/19/26	2,053	2,210,824
3.55%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.780%)(c)	2,844	2,937,299
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(c)	2,745	2,929,189
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(c)	1,968	2,115,727
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(c)	1,620	1,749,224
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(c)	2,105	2,281,201
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(c)	1,920	2,005,583
3.88%, 08/01/25	1,767	1,920,862
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.190%)(c)	1,058	1,251,517
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(a)(c)	1,431	1,572,770
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(c)	2,553	2,822,300
4.00%, 04/01/24	2,152	2,292,473
4.00%, 01/22/25	2,135	2,283,739
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.320%)(c)	1,517	1,752,800
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.150%)(c)	4,156	5,073,066
4.10%, 07/24/23	1,876	1,981,097
4.13%, 01/22/24	2,562	2,729,082
4.20%, 08/26/24	1,267	1,361,509
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(c)	1,702	1,999,819
4.25%, 10/22/26	1,447	1,595,017
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(c)	2,616	2,933,754

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(c)	$2,380	$2,975,543
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(a)(c)	1,886	2,379,131
4.45%, 03/03/26	1,413	1,554,872
4.88%, 04/01/44(a)	387	501,680
5.00%, 01/21/44	1,598	2,091,154
5.88%, 02/07/42	1,768	2,518,003
6.11%, 01/29/37	1,814	2,447,635
6.22%, 09/15/26	600	712,970
7.75%, 05/14/38	916	1,435,762
Series L, 3.95%, 04/21/25	2,142	2,298,334
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,757	1,921,661
Series L, 4.75%, 04/21/45(a)	569	720,851
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(c)	920	912,966
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(c)	2,019	2,040,605
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(SOFR + 1.650%)(c)	1,010	1,126,535
Bank of America N.A., 6.00%, 10/15/36	1,311	1,797,558
Bank of China Hong Kong Ltd., 5.90%,
(Call 09/14/23)(b)(c)(d)	2,056	2,189,582
Bank of China Ltd., 5.00%, 11/13/24(b)	2,175	2,380,752
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	1,283	1,363,886
Bank of Montreal
0.45%, 12/08/23(a)	1,115	1,105,861
0.63%, 07/09/24	1,175	1,160,020
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(c)	980	953,162
1.25%, 09/15/26	1,405	1,377,307
1.85%, 05/01/25(a)	700	712,121
2.50%, 06/28/24	1,106	1,145,008
3.80%, 12/15/32 (Call 12/15/27)(c)	713	766,790
4.34%, 10/05/28 (Call 10/05/23)(c)	715	754,752
4.80%, (Call 08/25/24)(c)(d)	145	148,380
Series E, 3.30%, 02/05/24	1,503	1,574,729
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	770	764,319
0.50%, 04/26/24 (Call 03/26/24)	726	718,540
0.75%, 01/28/26 (Call 12/28/25)	170	165,656
1.05%, 10/15/26 (Call 09/15/26)(a)	556	543,357
1.60%, 04/24/25 (Call 03/24/25)	909	918,402
1.65%, 07/14/28 (Call 05/14/28)	660	653,580
1.65%, 01/28/31 (Call 10/28/30)(a)	342	332,422
1.80%, 07/28/31 (Call 04/28/31)(a)	610	596,599
1.85%, 01/27/23 (Call 01/02/23)(a)	649	658,087
2.10%, 10/24/24	961	987,975
2.20%, 08/16/23 (Call 06/16/23)	793	811,755
2.45%, 08/17/26 (Call 05/17/26)	779	812,569
2.80%, 05/04/26 (Call 02/04/26)	789	826,719
2.95%, 01/29/23 (Call 12/29/22)(a)	204	209,166
3.00%, 10/30/28 (Call 07/30/28)	461	491,758
3.25%, 09/11/24 (Call 08/11/24)(a)	625	660,404
3.25%, 05/16/27 (Call 02/16/27)	378	407,755
3.30%, 08/23/29 (Call 05/23/29)	473	513,766
3.40%, 05/15/24 (Call 04/15/24)	472	499,415
3.40%, 01/29/28 (Call 10/29/27)	589	642,255
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(c)	612	657,931
3.45%, 08/11/23	617	645,759
Security	Par (000)	Value

Banks (continued)
3.50%, 04/28/23	$417	$432,872
3.85%, 04/28/28(a)	686	771,464
3.95%, 11/18/25 (Call 10/18/25)	291	318,784
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	405	428,299
Series G, 3.00%, 02/24/25 (Call 01/24/25)	698	737,714
Series J, 0.85%, 10/25/24 (Call 09/25/24)	200	198,544
Series J, 1.90%, 01/25/29 (Call 11/25/28)	535	535,766
Bank of New Zealand
1.00%, 03/03/26(b)	440	428,836
2.00%, 02/21/25(b)	755	770,012
3.50%, 02/20/24(a)(b)	536	564,884
Bank of Nova Scotia (The)
0.55%, 09/15/23	566	563,609
0.65%, 07/31/24	878	869,335
0.70%, 04/15/24	842	833,682
0.80%, 06/15/23	259	259,343
1.05%, 03/02/26	1,206	1,181,463
1.30%, 06/11/25(a)	1,020	1,017,141
1.30%, 09/15/26 (Call 06/15/26)	950	932,261
1.35%, 06/24/26	755	746,038
1.63%, 05/01/23	563	570,393
1.95%, 02/01/23	491	498,318
2.15%, 08/01/31(a)	715	710,142
2.20%, 02/03/25	897	922,687
2.38%, 01/18/23	651	664,439
2.70%, 08/03/26	871	910,900
3.40%, 02/11/24	1,343	1,412,813
4.50%, 12/16/25(a)	1,114	1,231,313
4.90%, (Call 06/04/25)(c)(d)	129	136,663
Series 2, 3.63%, 10/27/81 (Call 10/27/26)(c)	195	187,904
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(SOFR + 2.090%)(c)	465	468,872
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	272	300,435
5.13%, 06/11/30 (Call 03/11/30)	425	488,188
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	795	787,542
1.00%, 02/04/25(b)	570	564,293
1.60%, 10/04/26(b)	825	817,922
2.38%, 11/21/24(b)	1,166	1,200,554
3.75%, 07/20/23(b)	806	844,439
Barclays Bank PLC, 3.75%, 05/15/24	400	426,545
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(c)	1,618	1,607,200
2.28%, 11/24/27 (Call 11/24/26)(c)	1,000	1,001,202
2.65%, 06/24/31 (Call 06/24/30)(c)	1,205	1,200,102
2.67%, 03/10/32 (Call 03/10/31)(c)	535	529,605
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(c)	875	903,059
3.33%, 11/24/42 (Call 11/24/41)(c)	500	505,756
3.56%, 09/23/35 (Call 09/23/30)(c)	530	545,075
3.65%, 03/16/25	1,366	1,447,702
3.68%, 01/10/23 (Call 01/10/22)	458	459,440
3.81%, 03/10/42 (Call 03/10/41)(a)(c)	705	738,568
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(c)	1,815	1,916,663
4.34%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.356%)(c)	989	1,035,527
4.34%, 01/10/28 (Call 01/10/27)	800	875,795
4.38%, 09/11/24	1,170	1,251,810
4.38%, 01/12/26	1,727	1,888,805

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.84%, 05/09/28 (Call 05/07/27)(a)	$1,594	$1,757,284
4.95%, 01/10/47	1,130	1,468,736
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(c)	877	1,005,443
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(c)	1,055	1,199,025
5.20%, 05/12/26	1,582	1,776,380
5.25%, 08/17/45	840	1,130,239
BBVA Bancomer SA/Texas
1.88%, 09/18/25(b)	200	199,002
4.38%, 04/10/24(b)	158	168,584
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	495	533,519
2.50%, 08/27/24 (Call 07/27/24)	422	437,097
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)(c)	1,840	1,792,589
1.68%, 06/30/27 (Call 06/30/26)(a)(b)(c)	2,165	2,131,127
1.90%, 09/30/28 (Call 09/30/27)(a)(b)(c)	965	947,429
2.16%, 09/15/29 (Call 09/15/28)(b)(c)	575	564,835
2.22%, 06/09/26 (Call 06/09/25)(b)(c)	786	797,958
2.59%, 08/12/35 (Call 08/12/30)(b)(c)	1,370	1,319,449
2.82%, 11/19/25 (Call 11/19/24)(b)(c)	2,057	2,122,852
2.82%, 01/26/41(b)	430	407,355
2.87%, 04/19/32 (Call 04/19/31)(a)(b)(c)	1,800	1,824,924
3.25%, 03/03/23	600	619,751
3.38%, 01/09/25(b)	1,421	1,498,010
3.50%, 03/01/23(a)(b)	631	652,116
3.50%, 11/16/27(a)(b)	345	369,346
3.80%, 01/10/24(b)	903	950,524
4.25%, 10/15/24(a)	1,398	1,514,940
4.38%, 09/28/25(b)	679	737,031
4.38%, 05/12/26(b)	1,210	1,316,934
4.38%, 03/01/33 (Call 03/01/28)(b)(c)	1,025	1,116,637
4.40%, 08/14/28(a)(b)	1,332	1,507,301
4.63%, 03/13/27(b)	1,111	1,232,821
4.71%, 01/10/25 (Call 01/10/24)(b)(c)	718	767,980
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(c)	772	906,211
7.20%, (Call 01/03/22)(a)(b)(c)(d)	730	733,650
BNZ International Funding Ltd./London, 3.38%,
03/01/23(b)	440	454,857
BPCE SA
1.00%, 01/20/26(b)	1,700	1,651,581
1.65%, 10/06/26 (Call 10/06/25)(b)(c)	554	547,549
2.05%, 10/19/27 (Call 10/19/26)(b)(c)	1,595	1,582,786
2.28%, 01/20/32 (Call 01/20/31)(a)(b)(c)	1,080	1,037,030
2.38%, 01/14/25(b)	1,000	1,019,966
2.70%, 10/01/29(a)(b)	896	923,241
3.12%, 10/19/32 (Call 10/19/31)(a)(b)(c)	300	300,949
3.25%, 01/11/28(b)	550	584,546
3.38%, 12/02/26	377	403,937
3.50%, 10/23/27(b)	810	858,107
3.58%, 10/19/42 (Call 10/19/41)(b)(c)	605	623,308
4.00%, 09/12/23(b)	730	768,334
4.00%, 04/15/24	880	939,253
4.50%, 03/15/25(b)	815	880,436
4.63%, 07/11/24(b)	632	679,146
4.63%, 09/12/28(a)(b)	450	513,370
4.88%, 04/01/26(b)	375	416,529
5.15%, 07/21/24(a)(b)	1,645	1,792,359
5.70%, 10/22/23(b)	1,007	1,088,778
Security	Par (000)	Value

Banks (continued)
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3 mo. LIBOR US + 2.470%)(c)	$225	$234,876
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	100	99,377
0.50%, 12/14/23	594	587,463
0.95%, 06/23/23	1,008	1,010,667
0.95%, 10/23/25	755	741,140
1.00%, 10/18/24	1,080	1,071,106
1.25%, 06/22/26	652	633,872
2.25%, 01/28/25	570	585,484
3.10%, 04/02/24	1,001	1,047,699
3.50%, 09/13/23	855	897,855
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24),
(SOFR + 1.715%)(a)(c)	525	534,188
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	2,045	2,158,571
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	1,031	1,024,618
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	945	938,715
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(c)	1,000	970,901
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(c)	155	154,597
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	1,430	1,402,656
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(c)	1,908	1,928,520
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(c)	170	169,914
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(c)	1,175	1,180,088
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(c)	2,815	2,830,723
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(c)	1,324	1,344,031
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(c)	250	248,723
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(c)	2,052	2,133,150
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(c)	1,698	1,779,995
3.20%, 10/21/26 (Call 07/21/26)	2,258	2,396,184
3.30%, 04/27/25	1,251	1,330,546
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(c)	2,312	2,420,678
3.38%, 03/01/23(a)	20	20,638
3.40%, 05/01/26(a)	1,647	1,771,513
3.50%, 05/15/23	671	695,208
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(c)	2,048	2,195,689
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(c)	2,443	2,628,012
3.70%, 01/12/26	1,775	1,920,713
3.75%, 06/16/24	658	700,106
3.88%, 10/25/23	1,003	1,062,098
3.88%, 03/26/25	1,002	1,072,535
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(c)	855	970,894
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(c)	2,607	2,826,107
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(c)	935	1,035,356
4.00%, 08/05/24	938	1,001,462
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(c)	653	682,779
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(c)	2,408	2,657,417
4.13%, 07/25/28	1,119	1,228,937
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(c)	952	1,186,810
4.30%, 11/20/26	1,684	1,857,215
4.40%, 06/10/25	2,110	2,291,563

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(c)	$2,312	$2,637,284
4.45%, 09/29/27	2,849	3,168,357
4.60%, 03/09/26	1,290	1,425,381
4.65%, 07/30/45	1,094	1,401,328
4.65%, 07/23/48 (Call 06/23/48)	2,158	2,831,847
4.75%, 05/18/46	1,280	1,609,123
5.30%, 05/06/44	963	1,262,208
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(c)	1,253	1,660,335
5.50%, 09/13/25	1,156	1,308,261
5.88%, 02/22/33	485	620,293
5.88%, 01/30/42	869	1,236,698
6.00%, 10/31/33	767	992,907
6.13%, 08/25/36(a)	657	898,528
6.63%, 01/15/28(a)	110	138,282
6.63%, 06/15/32	1,285	1,719,364
6.68%, 09/13/43	880	1,338,466
6.88%, 03/05/38(a)	105	153,111
6.88%, 02/15/98(a)	340	621,079
8.13%, 07/15/39	1,050	1,795,286
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	105	107,877
3.70%, 03/29/23 (Call 02/28/23)	350	362,767
3.75%, 02/18/26 (Call 11/18/25)	661	717,925
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	430	436,960
2.64%, 09/30/32 (Call 07/02/32)(a)	225	225,131
2.85%, 07/27/26 (Call 04/27/26)	388	407,528
3.25%, 04/30/30 (Call 01/30/30)	740	787,113
4.30%, 12/03/25 (Call 11/03/25)	25	27,313
Comerica Bank
2.50%, 07/23/24	865	895,475
4.00%, 07/27/25	195	211,362
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	373	389,344
3.80%, 07/22/26	265	287,041
4.00%, 02/01/29 (Call 11/03/28)	579	654,568
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,395	1,372,576
1.88%, 09/15/31(b)	1,025	999,859
2.63%, 09/06/26(b)	940	988,562
2.69%, 03/11/31(b)	1,060	1,047,639
2.85%, 05/18/26(b)	45	47,719
3.15%, 09/19/27(a)(b)	507	547,446
3.31%, 03/11/41(a)(b)	925	950,707
3.35%, 06/04/24(b)	135	142,720
3.61%, 09/12/34 (Call 09/12/29)(b)(c)	926	971,292
3.74%, 09/12/39(b)	725	783,650
3.90%, 03/16/28(a)(b)	420	475,556
3.90%, 07/12/47(a)(b)	1,145	1,419,658
4.32%, 01/10/48(b)	940	1,128,456
4.50%, 12/09/25(b)	33	36,327
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	941	1,016,276
4.38%, 08/04/25	865	940,369
4.63%, 12/01/23	1,495	1,599,569
5.25%, 05/24/41	1,097	1,531,820
5.25%, 08/04/45(a)	902	1,227,482
5.75%, 12/01/43(a)	935	1,320,758
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	835	825,566
Security	Par (000)	Value

Banks (continued)
2.75%, 01/10/23	$745	$762,153
3.38%, 05/21/25	702	752,189
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)(c)	934	914,723
1.11%, 02/24/27 (Call 02/24/26)(b)(c)	2,385	2,323,850
1.34%, 06/24/26 (Call 06/24/25)(b)(c)	865	857,130
2.63%, 07/22/24(b)	1,346	1,396,006
3.88%, 09/26/23(b)	800	842,593
5.80%, 09/30/2110(a)(b)	195	317,782
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	610	617,896
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)(c)	922	896,669
2.81%, 01/11/41(a)(b)	815	773,088
3.25%, 01/14/30(b)	1,054	1,095,227
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)	1,050	1,124,323
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(b)(c)	2,245	2,255,110
2.38%, 01/22/25(b)	365	376,138
3.25%, 10/04/24(b)	2,015	2,120,672
3.75%, 04/24/23(b)	860	895,381
3.88%, 04/15/24(b)	515	548,264
4.13%, 01/10/27(b)	1,091	1,197,252
Credit Suisse AG/New York NY
0.50%, 02/02/24	425	420,682
0.52%, 08/09/23	250	248,760
1.00%, 05/05/23	726	728,225
1.25%, 08/07/26	1,895	1,848,389
2.95%, 04/09/25	1,115	1,171,704
3.63%, 09/09/24	2,443	2,598,251
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	1,940	1,877,798
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	1,484	1,497,907
2.59%, 09/11/25 (Call 09/11/24)(a)(b)(c)	320	327,205
3.00%, 12/14/23 (Call 12/14/22)(a)(b)(c)	695	708,305
3.09%, 05/14/32 (Call 05/14/31)(b)(c)	1,528	1,548,581
3.57%, 01/09/23 (Call 01/09/22)(b)	975	977,704
3.75%, 03/26/25	2,220	2,366,267
3.80%, 06/09/23	1,055	1,098,981
3.87%, 01/12/29 (Call 01/12/28)(b)(c)	1,867	1,999,670
4.19%, 04/01/31 (Call 04/01/30)(b)(c)	2,095	2,304,349
4.21%, 06/12/24 (Call 06/12/23)(b)(c)	1,375	1,436,160
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	1,482	1,616,064
4.55%, 04/17/26	1,645	1,816,736
4.88%, 05/15/45(a)	1,321	1,682,757
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	1,631	1,634,773
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	759	750,821
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	779	810,908
3.88%, 09/12/23(b)	485	507,266
4.38%, 06/12/28(a)(b)	590	659,778
5.38%, 01/12/24(b)	1,540	1,663,983
Danske Bank AS
0.98%, 09/10/25 (Call 09/10/24)(b)(c)	485	478,378
1.17%, 12/08/23 (Call 12/08/22)(b)(c)	465	465,205
1.55%, 09/10/27 (Call 09/10/26)(b)(c)	730	714,632
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)(b)	35	34,438
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	505	537,248
Deutsche Bank AG, 4.10%, 01/13/26	94	101,497
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	657	691,334

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
0.90%, 05/28/24	$435	$432,049
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(c)	325	323,833
1.69%, 03/19/26	630	628,598
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(c)	1,235	1,238,061
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(c)	1,130	1,146,061
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(c)	850	848,560
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(c)	1,175	1,180,543
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(c)	1,140	1,203,304
3.70%, 05/30/24	989	1,037,532
3.95%, 02/27/23	690	713,984
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(c)	1,430	1,516,568
4.10%, 01/13/26	475	510,774
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,230	1,260,486
2.70%, 02/06/30 (Call 11/06/29)(a)	680	695,801
3.35%, 02/06/23 (Call 01/06/23)	550	564,941
3.45%, 07/27/26 (Call 04/27/26)	780	827,722
4.20%, 08/08/23	785	828,454
4.25%, 03/13/26(a)	360	393,582
4.65%, 09/13/28 (Call 06/13/28)	980	1,120,380
4.68%, 08/09/28 (Call 08/09/23)(c)	450	472,219
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(b)(c)	535	529,012
1.13%, 09/16/26 (Call 09/16/25)(b)(c)	575	564,607
1.54%, 05/25/27 (Call 05/25/26)(a)(b)(c)	675	666,262
1.61%, 03/30/28 (Call 03/30/27)(a)(b)(c)	645	633,544
2.15%, 12/02/22(a)(b)	850	863,921
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(a)(b)	1,075	1,062,641
2.05%, 02/10/25(b)	905	921,975
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	386	390,498
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(c)	400	396,258
2.38%, 01/28/25 (Call 12/28/24)	755	777,872
2.55%, 05/05/27 (Call 04/05/27)	649	671,102
3.65%, 01/25/24 (Call 12/25/23)	1,710	1,798,590
3.95%, 03/14/28 (Call 02/14/28)	358	397,616
4.30%, 01/16/24 (Call 12/16/23)	760	807,461
8.25%, 03/01/38	635	1,056,372
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	425	430,095
2.25%, 02/01/27 (Call 01/01/27)	375	384,480
3.85%, 03/15/26 (Call 02/15/26)	761	825,236
3.95%, 07/28/25 (Call 06/28/25)	325	355,367
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (SOFR + 2.465%)(c)	450	458,817
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	420	506,226
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	220	227,320
4.00%, 05/26/25 (Call 04/26/25)	290	310,910
First Republic Bank/CA
1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(c)	381	385,740
4.38%, 08/01/46 (Call 02/01/46)	380	465,113
4.63%, 02/13/47 (Call 08/13/46)	395	502,827
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	100	101,158
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(c)	1,625	1,612,428
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(c)	1,310	1,305,152
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	911	891,393
Security	Par (000)	Value

Banks (continued)
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(c)	$1,000	$996,310
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(c)	793	771,074
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	2,400	2,352,974
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(c)	2,110	2,065,833
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(c)	1,625	1,621,231
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(c)	1,928	1,845,867
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(c)	2,735	2,683,558
2.60%, 02/07/30 (Call 11/07/29)(a)	985	998,364
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	1,993	1,996,929
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(c)	2,680	2,686,260
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(c)	1,219	1,213,490
3.20%, 02/23/23 (Call 01/23/23)(a)	520	534,195
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(c)	1,714	1,770,914
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(c)	2,054	2,154,546
3.50%, 01/23/25 (Call 10/23/24)	2,090	2,210,352
3.50%, 04/01/25 (Call 03/01/25)	2,598	2,754,867
3.50%, 11/16/26 (Call 11/16/25)	2,314	2,464,423
3.63%, 01/22/23	1,278	1,319,705
3.63%, 02/20/24 (Call 01/20/24)(a)	1,491	1,570,610
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(c)	1,963	2,115,301
3.75%, 05/22/25 (Call 02/22/25)	1,604	1,715,254
3.75%, 02/25/26 (Call 11/25/25)	1,067	1,149,193
3.80%, 03/15/30 (Call 12/15/29)	2,554	2,800,028
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(c)	855	931,164
3.85%, 07/08/24 (Call 04/08/24)	2,028	2,151,534
3.85%, 01/26/27 (Call 01/26/26)	2,245	2,406,208
4.00%, 03/03/24	2,389	2,536,815
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(c)	1,860	2,123,596
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(c)	2,811	3,116,865
4.25%, 10/21/25	1,686	1,833,415
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(c)	1,105	1,319,066
4.75%, 10/21/45 (Call 04/21/45)	1,137	1,479,451
4.80%, 07/08/44 (Call 01/08/44)	1,267	1,620,977
5.15%, 05/22/45	1,590	2,078,502
5.95%, 01/15/27	1,555	1,835,866
6.13%, 02/15/33	1,085	1,432,758
6.25%, 02/01/41	2,037	2,956,036
6.45%, 05/01/36	1,103	1,506,249
6.75%, 10/01/37	4,170	5,889,206
Hana Bank, 3.50%, 01/30/24(b)	825	869,271
HBOS PLC, 6.00%, 11/01/33(a)(b)	141	190,169
HSBC Bank PLC, 7.65%, 05/01/25	150	176,716
HSBC Bank USA N.A., 7.00%, 01/15/39	505	778,368
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35(a)	505	644,646
5.88%, 11/01/34	240	308,916
HSBC Capital Funding Dollar 1 LP, 10.18%,
(Call 06/30/30)(b)(c)(d)	355	573,325
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(c)	1,040	1,032,589
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(c)	1,537	1,519,701
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(c)	400	399,368
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)(c)	1,068	1,043,438
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(c)	1,842	1,833,517

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(c)	$290	$283,334
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(c)	1,275	1,282,984
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(c)	825	807,621
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(c)	940	942,169
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(c)	1,005	982,668
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(c)	1,686	1,732,459
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(c)	1,542	1,542,370
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(c)	1,927	1,950,697
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(c)	1,590	1,592,095
3.60%, 05/25/23	432	449,652
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(a)(c)	2,104	2,215,253
3.90%, 05/25/26	2,170	2,345,842
3.95%, 05/18/24 (Call 05/18/23),
(3 mo. LIBOR US + 0.987%)(c)	2,295	2,387,022
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(a)(c)	2,907	3,169,200
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(a)(c)	2,061	2,225,564
4.25%, 03/14/24	1,833	1,943,987
4.25%, 08/18/25(a)	1,184	1,276,361
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(c)	1,771	1,917,885
4.30%, 03/08/26	2,227	2,441,702
4.38%, 11/23/26(a)	1,137	1,243,328
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(c)	2,676	2,997,943
4.95%, 03/31/30	1,685	1,981,244
5.25%, 03/14/44(a)	856	1,109,948
6.10%, 01/14/42(a)	505	722,795
6.50%, 05/02/36(a)	1,540	2,095,279
6.50%, 09/15/37	1,951	2,702,559
6.80%, 06/01/38	1,424	2,036,677
7.63%, 05/17/32	797	1,112,655
HSBC USA Inc.
3.50%, 06/23/24	620	656,493
7.20%, 07/15/97	70	130,634
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(b)(c)	725	697,337
2.55%, 02/04/30 (Call 11/04/29)(a)	655	667,148
2.63%, 08/06/24 (Call 07/06/24)	1,175	1,215,460
4.00%, 05/15/25 (Call 04/15/25)	419	453,184
Huntington National Bank (The), 3.55%, 10/06/23
(Call 09/06/23)	1,035	1,083,494
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	245	261,739
4.00%, 03/18/26(b)	770	825,869
Industrial & Commercial Bank of China Ltd., 4.88%,
09/21/25(b)	2,570	2,823,270
Industrial & Commercial Bank of China Ltd./New York NY,
3.54%, 11/08/27	273	297,741
ING Bank NV, 5.80%, 09/25/23(b)	260	281,906
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)(c)	510	505,266
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)(c)	564	561,651
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(c)	840	855,585
3.55%, 04/09/24	1,236	1,303,531
3.95%, 03/29/27	1,024	1,120,532
4.05%, 04/09/29	554	623,104
4.10%, 10/02/23	1,530	1,615,618
Security	Par (000)	Value

Banks (continued)
4.55%, 10/02/28(a)	$1,377	$1,588,547
4.63%, 01/06/26(a)(b)	1,436	1,604,681
Intesa Sanpaolo SpA
3.38%, 01/12/23(b)	715	733,241
3.88%, 07/14/27(b)	405	433,547
3.88%, 01/12/28(b)	271	288,174
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(c)	350	346,184
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(c)	1,349	1,340,992
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(c)	1,322	1,320,212
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(c)	1,075	1,060,288
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(c)	1,310	1,294,355
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(c)	1,055	1,047,134
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(c)	387	375,552
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	2,200	2,139,120
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(c)	1,100	1,078,945
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(c)	1,855	1,869,821
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	905	894,070
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)(c)	1,566	1,480,525
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(c)	498	477,410
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(c)	1,871	1,896,474
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(c)	770	760,574
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(c)	1,618	1,645,608
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(c)	1,438	1,441,208
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(c)	1,068	1,092,198
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(c)	2,145	2,165,077
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(c)	985	935,286
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(c)	1,860	1,869,391
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(c)	1,813	1,828,281
2.70%, 05/18/23 (Call 03/18/23)	1,160	1,189,031
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(c)	2,518	2,586,357
2.95%, 10/01/26 (Call 07/01/26)	2,867	3,022,568
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(c)	2,685	2,773,248
2.97%, 01/15/23 (Call 01/15/22)	304	304,832
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(c)	1,487	1,546,491
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(c)	2,082	2,194,498
3.13%, 01/23/25 (Call 10/23/24)	1,945	2,045,139
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 1.460%)(c)	1,848	1,935,331
3.20%, 01/25/23	397	408,850
3.20%, 06/15/26 (Call 03/15/26)	1,454	1,543,595
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(c)	1,540	1,608,725
3.30%, 04/01/26 (Call 01/01/26)	1,730	1,844,637
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(c)	3,003	3,272,019
3.38%, 05/01/23	507	525,197
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(c)	2,074	2,229,654
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(c)	2,218	2,381,179
3.56%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(c)	1,413	1,465,015
3.63%, 05/13/24	1,246	1,321,251
3.63%, 12/01/27 (Call 12/01/26)	1,216	1,304,521
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(c)	2,431	2,648,017
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(c)	2,116	2,292,916
3.80%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.890%)(c)	2,141	2,237,689
3.88%, 02/01/24	1,422	1,509,649

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 09/10/24	$2,570	$2,742,260
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(c)	1,347	1,543,448
3.90%, 07/15/25 (Call 04/15/25)	1,347	1,454,984
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(c)	1,813	2,121,349
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(c)	1,726	1,874,285
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(c)	2,913	3,464,826
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(c)	1,974	2,179,851
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(c)	2,224	2,349,933
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(c)	1,343	1,606,502
4.13%, 12/15/26	1,950	2,155,317
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(c)	1,944	2,173,032
4.25%, 10/01/27	1,537	1,717,173
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(a)(c)	1,657	2,050,676
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(a)(c)	616	699,985
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(c)	2,239	2,584,198
4.85%, 02/01/44	935	1,228,543
4.95%, 06/01/45	1,784	2,364,111
5.40%, 01/06/42	970	1,338,548
5.50%, 10/15/40	1,030	1,403,844
5.60%, 07/15/41	1,351	1,891,909
5.63%, 08/16/43	1,011	1,416,753
6.40%, 05/15/38	1,836	2,664,015
7.63%, 10/15/26	1,053	1,335,310
8.00%, 04/29/27	1,082	1,407,762
8.75%, 09/01/30	137	206,019
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23), (SOFR + 0.340%)(c)	635	633,030
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(c)	1,447	1,438,043
1.25%, 03/10/23	493	496,697
3.30%, 06/01/25	292	312,502
3.38%, 03/07/23	200	206,865
3.40%, 05/20/26(a)	570	612,659
3.90%, 04/13/29	360	399,223
KeyCorp.
2.25%, 04/06/27	918	938,247
2.55%, 10/01/29	703	723,533
4.10%, 04/30/28	695	792,136
4.15%, 10/29/25	161	177,005
Kookmin Bank, 1.75%, 05/04/25(b)	390	395,057
Lloyds Bank PLC, 12.00%, (Call 12/16/24)(a)(b)(c)(d)	930	943,950
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23),
(1 year CMT + 0.550%)(c)	195	194,303
1.63%, 05/11/27 (Call 05/11/26)(c)	460	452,623
2.44%, 02/05/26 (Call 02/05/25)(c)	1,215	1,248,044
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(c)	1,005	1,074,059
3.75%, 01/11/27	1,175	1,271,005
3.87%, 07/09/25 (Call 07/09/24)(c)	1,393	1,479,233
3.90%, 03/12/24	620	657,902
Security	Par (000)	Value

Banks (continued)
4.05%, 08/16/23	$750	$790,122
4.34%, 01/09/48	1,100	1,308,978
4.38%, 03/22/28	1,455	1,634,329
4.45%, 05/08/25	1,532	1,674,705
4.55%, 08/16/28	1,115	1,277,428
4.58%, 12/10/25	1,398	1,533,296
4.65%, 03/24/26	855	943,761
5.30%, 12/01/45(a)	615	826,946
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	343	356,788
Macquarie Bank Ltd.
2.30%, 01/22/25(a)(b)	970	998,577
3.05%, 03/03/36 (Call 03/03/31)(a)(b)(c)	735	725,168
3.62%, 06/03/30(b)	565	585,250
3.90%, 01/15/26(b)	840	917,026
4.00%, 07/29/25(b)	360	392,061
4.88%, 06/10/25(a)(b)	450	494,248
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(b)(c)	500	496,179
1.34%, 01/12/27 (Call 01/12/26)(b)(c)	547	535,050
1.63%, 09/23/27 (Call 09/23/26)(b)(c)	1,150	1,130,145
1.94%, 04/14/28 (Call 04/14/27)(b)(c)	500	493,075
2.69%, 06/23/32 (Call 06/23/31)(a)(b)(c)	665	661,645
2.87%, 01/14/33 (Call 01/14/32)(a)(b)(c)	625	626,299
3.76%, 11/28/28 (Call 11/28/27)(a)(b)(c)	181	196,351
4.15%, 03/27/24 (Call 03/27/23)(b)(c)	494	513,960
4.65%, 03/27/29 (Call 03/27/28)(b)(c)	410	464,111
5.03%, 01/15/30 (Call 01/15/29)(b)(c)	735	857,004
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	467	491,634
3.40%, 08/17/27	310	333,544
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(c)	840	837,783
0.95%, 07/19/25 (Call 07/19/24)(c)	1,624	1,607,772
0.96%, 10/11/25 (Call 10/11/24)(c)	420	415,067
1.41%, 07/17/25	1,060	1,055,374
1.54%, 07/20/27 (Call 07/20/26)(c)	1,475	1,453,608
1.64%, 10/13/27 (Call 10/13/26)(c)	300	296,649
2.05%, 07/17/30	980	955,710
2.19%, 02/25/25	2,614	2,680,359
2.31%, 07/20/32 (Call 07/20/31)(c)	1,435	1,417,667
2.49%, 10/13/32 (Call 10/13/31)(c)	505	506,793
2.53%, 09/13/23(a)	915	942,596
2.56%, 02/25/30	884	901,819
2.76%, 09/13/26	1,325	1,382,171
2.80%, 07/18/24	1,425	1,484,098
3.20%, 07/18/29	1,726	1,825,717
3.29%, 07/25/27	376	402,827
3.41%, 03/07/24	2,070	2,175,261
3.46%, 03/02/23	408	421,735
3.68%, 02/22/27	854	930,964
3.74%, 03/07/29	851	934,505
3.75%, 07/18/39	1,091	1,236,893
3.76%, 07/26/23	1,915	2,007,467
3.78%, 03/02/25	537	577,926
3.85%, 03/01/26	1,085	1,180,053
3.96%, 03/02/28	758	843,165
4.05%, 09/11/28	850	956,303
4.15%, 03/07/39(a)	293	351,229
4.29%, 07/26/38(a)	386	466,294

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Bank Ltd.
3.60%, 09/25/24(a)(b)	$760	$809,003
3.75%, 04/16/24(a)(b)	200	212,034
Mizuho Financial Group Cayman 3 Ltd., 4.60%,
03/27/24(a)(b)	1,075	1,147,036
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(c)	890	887,301
1.23%, 05/22/27 (Call 05/22/26)(c)	1,255	1,218,466
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)(c)	1,221	1,226,096
1.55%, 07/09/27 (Call 07/09/26)(c)	753	740,304
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(a)(c)	320	307,965
2.17%, 05/22/32 (Call 05/22/31)(c)	383	375,059
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(c)	877	858,483
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(c)	425	431,964
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	626	616,008
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(c)	314	323,593
2.56%, 09/13/31	640	630,664
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(c)	445	451,798
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(c)	921	955,344
2.84%, 09/13/26	1,014	1,062,030
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(c)	420	435,523
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(c)	824	871,775
3.17%, 09/11/27	1,285	1,361,761
3.48%, 04/12/26(a)(b)	1,165	1,249,279
3.55%, 03/05/23	470	486,569
3.66%, 02/28/27	640	693,465
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(c)	1,095	1,150,816
4.02%, 03/05/28(a)	165	183,928
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(c)	605	678,538
4.35%, 10/20/25(a)(b)	200	217,180
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	3,218	3,205,350
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(c)	553	551,589
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(c)	1,885	1,864,345
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(c)	1,215	1,196,421
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(c)	1,940	1,876,260
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(c)	1,850	1,835,278
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(c)	2,025	1,986,257
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	1,150	1,137,022
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(c)	2,023	1,916,257
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(c)	1,939	1,852,321
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	1,794	1,830,387
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(c)	2,520	2,469,498
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(c)	1,130	1,093,511
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(c)	1,100	1,103,574
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(c)	2,297	2,358,498
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(c)	1,278	1,318,864
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(c)	1,848	1,836,292
3.13%, 01/23/23(a)	1,407	1,445,544
3.13%, 07/27/26(a)	2,533	2,683,805
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(c)	1,597	1,683,880
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(c)	1,882	2,024,609
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	2,443	2,667,231
3.63%, 01/20/27	2,801	3,031,441
Security	Par (000)	Value

Banks (continued)
3.70%, 10/23/24	$2,914	$3,106,149
3.74%, 04/24/24 (Call 04/24/23),
(3 mo. LIBOR US + 0.847%)(c)	2,067	2,144,618
3.75%, 02/25/23	666	690,788
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(c)	514	560,961
3.88%, 01/27/26	2,492	2,703,988
3.95%, 04/23/27	1,980	2,163,449
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(c)	1,623	1,867,307
4.00%, 07/23/25	1,678	1,820,318
4.10%, 05/22/23	1,776	1,856,393
4.30%, 01/27/45	2,008	2,483,485
4.35%, 09/08/26	1,958	2,167,197
4.38%, 01/22/47	2,291	2,916,881
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(c)	1,865	2,126,484
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 1.431%)(c)	612	740,977
5.00%, 11/24/25	1,780	1,989,920
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)(c)	1,615	2,461,115
6.25%, 08/09/26	990	1,187,994
6.38%, 07/24/42	1,588	2,416,347
7.25%, 04/01/32	978	1,400,591
Series F, 3.88%, 04/29/24	2,639	2,802,682
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(SOFR + 0.745%)(c)	959	943,157
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	475	501,012
4.70%, 03/10/44(a)(b)	300	396,052
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	455	461,637
National Australia Bank Ltd.
2.33%, 08/21/30(a)(b)	1,365	1,310,650
2.65%, 01/14/41(a)(b)	700	666,117
2.99%, 05/21/31(b)	1,140	1,146,306
3.50%, 01/10/27(b)	630	685,572
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	1,176	1,260,363
National Australia Bank Ltd./New York
1.88%, 12/13/22	505	512,357
2.50%, 07/12/26(a)	893	934,998
2.88%, 04/12/23	430	443,460
3.00%, 01/20/23	455	467,751
3.38%, 01/14/26	665	718,944
3.63%, 06/20/23	413	432,219
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)(c)	872	863,728
0.75%, 08/06/24	880	869,942
2.10%, 02/01/23	265	269,201
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(b)	701	695,992
0.75%, 12/07/25 (Call 11/07/25)(a)(b)	60	58,642
1.20%, 04/23/23(b)	495	498,902
1.50%, 04/23/25 (Call 03/23/25)(b)	320	322,696
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(c)	1,195	1,177,120
2.36%, 05/22/24 (Call 05/22/23)(c)	1,646	1,677,201
3.03%, 11/28/35 (Call 08/28/30)(c)	690	682,888
3.07%, 05/22/28 (Call 05/22/27)(c)	542	564,577
3.75%, 11/01/29 (Call 11/01/24)(c)	570	597,010
3.88%, 09/12/23	1,319	1,378,810

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(c)	$1,980	$2,104,973
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(c)	1,035	1,171,690
4.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(c)	1,285	1,352,287
4.80%, 04/05/26	1,103	1,229,341
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(c)	895	1,028,664
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(c)	1,571	1,829,767
5.13%, 05/28/24	980	1,060,117
6.00%, 12/19/23	1,004	1,094,797
6.10%, 06/10/23	100	107,136
NatWest Markets PLC
0.80%, 08/12/24(b)	940	927,279
2.38%, 05/21/23(b)	570	582,665
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(b)(c)	115	112,105
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(c)(d)	379	387,982
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(c)(d)	25	24,739
NongHyup Bank
0.88%, 07/28/24(b)	100	99,606
1.25%, 07/28/26(b)	75	74,161
Nordea Bank Abp
0.63%, 05/24/24(a)(b)	678	670,927
0.75%, 08/28/25(a)(b)	727	713,026
1.00%, 06/09/23(b)	665	667,877
1.50%, 09/30/26(a)(b)	660	649,438
3.75%, 08/30/23(b)	726	762,028
4.63%, 09/13/33 (Call 09/13/28)(b)(c)	245	272,486
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	1,775	1,760,247
2.08%, 09/22/31(b)	1,240	1,240,709
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	891	889,516
3.15%, 05/03/29 (Call 02/03/29)	247	267,339
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(c)	354	374,437
3.65%, 08/03/28 (Call 05/03/28)(a)	389	436,922
3.95%, 10/30/25	435	479,249
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(b)(c)	530	526,078
4.25%, 06/19/24(b)	847	906,459
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26),
(SOFR + 2.520%)(c)	100	101,129
People’s United Bank N.A., 4.00%, 07/15/24
(Call 04/16/24)	260	273,708
PNC Bank N.A.
2.70%, 10/22/29	795	825,627
2.95%, 01/30/23 (Call 12/30/22)	520	532,733
2.95%, 02/23/25 (Call 01/24/25)	502	529,417
3.10%, 10/25/27 (Call 09/25/27)(a)	686	735,050
3.25%, 06/01/25 (Call 05/02/25)	770	821,168
3.25%, 01/22/28 (Call 12/23/27)	170	183,879
3.30%, 10/30/24 (Call 09/30/24)	452	479,839
3.50%, 06/08/23 (Call 05/09/23)	100	104,103
3.80%, 07/25/23 (Call 06/25/23)	435	454,693
4.05%, 07/26/28	765	864,460
4.20%, 11/01/25 (Call 10/02/25)	425	469,325
Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	$560	$551,924
2.20%, 11/01/24 (Call 10/02/24)	498	514,432
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(c)	920	924,717
2.55%, 01/22/30 (Call 10/24/29)	1,344	1,385,077
2.60%, 07/23/26 (Call 05/23/26)	807	845,896
3.15%, 05/19/27 (Call 04/19/27)(a)	1,422	1,533,059
3.45%, 04/23/29 (Call 01/23/29)	935	1,020,348
3.50%, 01/23/24 (Call 12/23/23)	1,327	1,393,756
3.90%, 04/29/24 (Call 03/29/24)(a)	967	1,029,584
Regions Bank/Birmingham AL, 6.45%, 06/26/37	350	496,761
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	705	691,000
2.25%, 05/18/25 (Call 04/18/25)	585	600,873
7.38%, 12/10/37	399	603,983
Royal Bank of Canada
0.43%, 01/19/24	429	424,938
0.50%, 10/26/23(a)	82	81,443
0.65%, 07/29/24	1,355	1,338,019
0.75%, 10/07/24	945	934,429
0.88%, 01/20/26	761	741,160
1.15%, 06/10/25	1,168	1,157,793
1.15%, 07/14/26	857	840,230
1.20%, 04/27/26	1,190	1,172,217
1.40%, 11/02/26	925	911,426
1.60%, 04/17/23	846	856,884
2.25%, 11/01/24	1,259	1,297,322
2.30%, 11/03/31	500	502,750
2.55%, 07/16/24	1,265	1,311,684
3.70%, 10/05/23	1,300	1,366,102
4.65%, 01/27/26	1,146	1,271,890
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	908	950,070
3.40%, 01/18/23 (Call 12/18/22)	215	220,377
3.45%, 06/02/25 (Call 05/02/25)	971	1,024,440
3.50%, 06/07/24 (Call 05/07/24)	1,245	1,302,894
4.40%, 07/13/27 (Call 04/14/27)	1,056	1,164,569
4.50%, 07/17/25 (Call 04/17/25)	637	691,123
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	130	128,852
1.53%, 08/21/26 (Call 08/21/25)(c)	1,612	1,591,285
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(c)	630	637,351
3.37%, 01/05/24 (Call 01/05/23),
(3 mo. LIBOR US + 1.080%)(c)	1,129	1,158,091
3.57%, 01/10/23 (Call 01/10/22)	523	524,561
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(c)	740	793,988
4.75%, 09/15/25(b)	200	218,547
4.80%, 11/15/24 (Call 11/15/23),
(3 mo. LIBOR US + 1.570%)(c)	1,314	1,404,838
5.63%, 09/15/45(a)(b)	407	538,376
Santander UK Group Holdings PLC., 1.67%, 06/14/27
(Call 06/14/26), (SOFR + 0.989%)(c)	978	959,240
Santander UK PLC
4.00%, 03/13/24	1,330	1,414,851
5.00%, 11/07/23(b)	211	226,055
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	200	215,253
3.88%, 11/05/23(b)	200	211,778
4.00%, 04/23/29(b)	430	474,582

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)(b)	$200	$197,708
2.88%, (Call 05/12/26)(b)(c)(d)	105	103,157
Signature Bank/New York NY, 4.00%, 10/15/30
(Call 10/15/25)(c)	335	354,666
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(a)(b)	755	752,599
0.85%, 09/02/25(a)(b)	665	652,292
2.20%, 12/12/22(a)(b)	205	208,395
Societe Generale SA
1.49%, 12/14/26 (Call 12/14/25)(b)(c)	1,690	1,651,608
1.79%, 06/09/27 (Call 06/09/26)(b)(c)	1,129	1,108,363
2.63%, 10/16/24(b)	755	777,661
2.63%, 01/22/25(b)	790	812,273
2.89%, 06/09/32 (Call 06/09/31)(b)(c)	680	679,328
3.00%, 01/22/30(a)(b)	458	472,310
3.63%, 03/01/41(b)	545	561,260
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	286	295,249
3.88%, 03/28/24(b)	1,080	1,142,550
4.00%, 01/12/27(b)	420	451,966
4.25%, 09/14/23(a)(b)	810	856,244
4.25%, 04/14/25(b)	960	1,022,557
4.25%, 08/19/26(a)(b)	607	654,109
4.75%, 11/24/25(b)	195	212,259
4.75%, 09/14/28(b)	415	473,426
5.00%, 01/17/24(a)(b)	808	862,356
5.63%, 11/24/45(a)(b)	365	488,862
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	1,101	1,089,507
1.21%, 03/23/25 (Call 03/23/24)(b)(c)	879	873,988
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	160	155,366
1.82%, 11/23/25 (Call 11/23/24)(b)(c)	1,340	1,340,098
2.68%, 06/29/32 (Call 06/29/31)(b)(c)	1,225	1,193,497
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	1,448	1,486,644
3.20%, 04/17/25(a)(b)	800	835,080
3.27%, 02/18/36 (Call 11/18/30)(b)(c)	796	785,427
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	978	1,030,028
3.89%, 03/15/24 (Call 03/15/23)(b)(c)	941	972,633
3.95%, 01/11/23(b)	702	721,648
4.05%, 04/12/26(b)	1,087	1,174,558
4.30%, 02/19/27(a)(b)	300	320,750
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(c)	760	850,734
4.64%, 04/01/31 (Call 04/01/30)(b)(c)	2,350	2,661,767
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	650	708,836
5.20%, 01/26/24(b)	1,045	1,118,275
5.30%, 01/09/43(a)(b)	345	423,076
5.70%, 03/26/44(a)(b)	1,366	1,759,937
State Bank of India/London
4.38%, 01/24/24(b)	1,445	1,532,390
4.88%, 04/17/24(a)(b)	250	269,165
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(c)	300	301,075
2.20%, 03/03/31	702	697,290
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)(c)	775	801,285
2.40%, 01/24/30(a)	495	509,115
2.65%, 05/19/26	776	820,773
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(c)	546	574,263
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(c)	555	580,565
3.10%, 05/15/23	614	635,668
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)(c)	360	391,031
Security	Par (000)	Value

Banks (continued)
3.30%, 12/16/24	$736	$784,568
3.55%, 08/18/25	667	723,236
3.70%, 11/20/23(a)	1,236	1,307,214
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(c)	567	599,351
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(c)	490	560,132
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23(a)	370	379,192
3.40%, 07/11/24	400	422,797
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	290	286,901
0.95%, 01/12/26	488	474,931
1.40%, 09/17/26	735	719,698
1.47%, 07/08/25	2,540	2,534,605
1.71%, 01/12/31	528	499,863
1.90%, 09/17/28	540	528,181
2.13%, 07/08/30	900	884,287
2.14%, 09/23/30	579	557,740
2.22%, 09/17/31	670	657,312
2.30%, 01/12/41	405	378,730
2.35%, 01/15/25	565	578,841
2.45%, 09/27/24	1,390	1,435,112
2.63%, 07/14/26	973	1,009,943
2.70%, 07/16/24	1,700	1,763,905
2.72%, 09/27/29	620	637,231
2.75%, 01/15/30(a)	1,085	1,119,727
2.93%, 09/17/41	385	381,510
3.01%, 10/19/26	606	641,027
3.04%, 07/16/29	2,300	2,410,074
3.10%, 01/17/23	654	671,728
3.20%, 09/17/29	571	597,784
3.35%, 10/18/27	50	53,838
3.36%, 07/12/27	403	435,280
3.45%, 01/11/27	1,409	1,513,269
3.54%, 01/17/28	589	641,433
3.75%, 07/19/23	1,001	1,046,762
3.78%, 03/09/26	1,340	1,450,845
3.94%, 10/16/23	662	699,225
3.94%, 07/19/28	394	437,768
4.31%, 10/16/28(a)	1,094	1,244,986
4.44%, 04/02/24(b)	425	453,204
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(b)	630	629,695
0.80%, 09/16/24(b)	1,655	1,634,737
0.85%, 03/25/24(b)	1,136	1,129,245
1.05%, 09/12/25(b)	805	790,126
1.35%, 09/16/26(b)	750	741,012
1.55%, 03/25/26(b)	565	563,843
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	291	305,647
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	500	497,301
1.80%, 02/02/31 (Call 11/02/30)	482	456,867
2.10%, 05/15/28 (Call 03/15/28)	180	179,596
3.13%, 06/05/30 (Call 03/05/30)	500	525,118
3.50%, 01/29/25	62	65,910
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	1,432	1,414,950
0.63%, 06/30/23(a)(b)	798	797,117
1.42%, 06/11/27 (Call 06/11/26)(b)(c)	1,003	986,902

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 11/20/23(a)	$1,475	$1,564,712
Swedbank AB
0.60%, 09/25/23(a)(b)	535	532,901
0.85%, 03/18/24(b)	745	741,191
1.30%, 06/02/23(b)	940	948,280
1.54%, 11/16/26(a)(b)	1,000	992,789
Toronto-Dominion Bank (The)
0.45%, 09/11/23	571	568,254
0.55%, 03/04/24	924	916,395
0.70%, 09/10/24(a)	520	514,692
0.75%, 06/12/23	1,345	1,346,077
0.75%, 09/11/25	471	460,050
0.75%, 01/06/26	680	660,990
1.15%, 06/12/25(a)	735	730,618
1.20%, 06/03/26	600	591,299
1.25%, 09/10/26	745	731,862
1.90%, 12/01/22	658	667,607
2.00%, 09/10/31	910	903,506
2.65%, 06/12/24	1,575	1,638,370
3.25%, 03/11/24	1,298	1,364,117
3.50%, 07/19/23	1,430	1,496,759
3.63%, 09/15/31 (Call 09/15/26)(a)(c)	1,380	1,489,806
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	685	689,425
1.50%, 03/10/25 (Call 02/10/25)	995	1,005,307
2.15%, 12/06/24 (Call 11/05/24)	1,065	1,094,113
2.25%, 03/11/30 (Call 12/11/29)	1,353	1,345,504
2.64%, 09/17/29 (Call 09/17/24)(c)	650	670,719
2.75%, 05/01/23 (Call 04/01/23)	580	596,316
3.00%, 02/02/23 (Call 01/02/23)	191	195,744
3.20%, 04/01/24 (Call 03/01/24)	1,242	1,302,587
3.30%, 05/15/26 (Call 04/15/26)	585	624,236
3.63%, 09/16/25 (Call 08/16/25)	1,061	1,140,440
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(c)	300	313,995
3.80%, 10/30/26 (Call 09/30/26)	698	764,536
4.05%, 11/03/25 (Call 09/03/25)	265	291,015
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	873	838,311
1.20%, 08/05/25 (Call 07/03/25)	693	690,237
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(c)	661	649,019
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(c)	990	975,893
1.95%, 06/05/30 (Call 03/05/30)(a)	385	381,669
2.20%, 03/16/23 (Call 02/13/23)	673	685,206
2.50%, 08/01/24 (Call 07/01/24)	1,002	1,036,004
2.85%, 10/26/24 (Call 09/26/24)	1,003	1,047,298
3.70%, 06/05/25 (Call 05/05/25)	853	922,526
3.75%, 12/06/23 (Call 11/06/23)	911	962,452
3.88%, 03/19/29 (Call 02/16/29)	431	477,618
4.00%, 05/01/25 (Call 03/01/25)	212	229,655
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	1,064	1,004,098
1.45%, 05/12/25 (Call 04/11/25)	619	623,631
2.40%, 07/30/24 (Call 06/28/24)	1,169	1,211,973
2.49%, 11/03/36 (Call 11/03/31)(c)	500	497,092
3.00%, 07/30/29 (Call 04/30/29)	1,379	1,462,156
3.10%, 04/27/26 (Call 03/27/26)	946	1,004,181
3.38%, 02/05/24 (Call 01/05/24)	1,319	1,385,425
3.60%, 09/11/24 (Call 08/11/24)	710	758,622
3.70%, 01/30/24 (Call 12/29/23)	797	842,289
Security	Par (000)	Value

Banks (continued)
3.90%, 04/26/28 (Call 03/24/28)(a)	$1,253	$1,413,196
3.95%, 11/17/25 (Call 10/17/25)	317	349,027
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,444	1,502,408
Series X, 3.15%, 04/27/27 (Call 03/27/27)	391	418,312
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	570	577,924
2.05%, 01/21/25 (Call 12/20/24)	1,037	1,066,071
2.80%, 01/27/25 (Call 12/27/24)	476	498,316
2.85%, 01/23/23 (Call 12/23/22)(a)	500	511,061
3.40%, 07/24/23 (Call 06/23/23)	971	1,009,681
UBS AG/London
0.38%, 06/01/23(b)	730	725,487
0.45%, 02/09/24(b)	937	923,822
0.70%, 08/09/24(b)	1,185	1,172,404
1.25%, 06/01/26(a)(b)	2,435	2,394,777
4.50%, 06/26/48(a)(b)	625	828,133
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(b)(c)	1,034	1,033,366
1.36%, 01/30/27 (Call 01/30/26)(b)(c)	1,140	1,116,606
1.49%, 08/10/27 (Call 08/10/26)(b)(c)	1,295	1,266,641
2.10%, 02/11/32 (Call 02/11/31)(b)(c)	1,187	1,147,350
3.13%, 08/13/30 (Call 08/13/29)(b)(c)	1,355	1,420,749
3.49%, 05/23/23 (Call 05/23/22)(b)	1,042	1,055,654
4.13%, 09/24/25(b)	1,134	1,234,881
4.13%, 04/15/26(b)	755	827,830
4.25%, 03/23/28 (Call 03/23/27)(b)	1,215	1,344,017
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(b)(c)	935	912,562
2.57%, 09/22/26 (Call 09/22/25)(b)(c)	1,146	1,149,344
3.13%, 06/03/32 (Call 06/03/31)(b)(c)	835	826,641
United Overseas Bank Ltd., 3.75%, 04/15/29
(Call 04/15/24)(b)(c)	405	426,392
Wachovia Corp.
5.50%, 08/01/35	1,055	1,354,338
6.61%, 10/01/25	175	205,165
7.50%, 04/15/35	466	682,387
7.57%, 08/01/26(e)	420	520,623
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	110	121,711
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(c)	1,130	1,119,187
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(c)	2,996	3,027,425
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(c)	618	630,598
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(c)	2,015	2,057,517
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(c)	1,615	1,635,941
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(c)	2,195	2,253,703
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(c)	2,239	2,271,600
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(c)	2,540	2,634,548
3.00%, 02/19/25	1,935	2,018,935
3.00%, 04/22/26	2,675	2,806,840
3.00%, 10/23/26	2,647	2,786,175
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(c)	923	949,565
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(c)	2,335	2,469,060
3.30%, 09/09/24	1,763	1,861,169
3.55%, 09/29/25	1,777	1,904,965
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(c)	2,131	2,293,961
3.75%, 01/24/24 (Call 12/22/23)	1,713	1,805,329
3.90%, 05/01/45	2,137	2,495,711

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 06/03/26	$1,521	$1,658,772
4.13%, 08/15/23	885	931,478
4.15%, 01/24/29 (Call 10/24/28)	1,702	1,900,991
4.30%, 07/22/27	1,793	1,993,586
4.40%, 06/14/46	1,091	1,305,398
4.48%, 01/16/24(a)	732	781,626
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(c)	1,655	1,912,474
4.65%, 11/04/44	1,676	2,048,097
4.75%, 12/07/46	2,065	2,609,144
4.90%, 11/17/45	1,715	2,186,982
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(c)	4,647	6,427,958
5.38%, 02/07/35(a)	330	436,362
5.38%, 11/02/43	1,322	1,748,294
5.61%, 01/15/44	1,796	2,428,151
5.95%, 12/01/86	196	265,905
Series M, 3.45%, 02/13/23	454	468,121
Wells Fargo Bank N.A.
5.85%, 02/01/37	1,830	2,439,802
5.95%, 08/26/36(a)	610	826,992
6.60%, 01/15/38	375	549,414
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (SOFR + 2.250%)(c)	225	229,768
Westpac Banking Corp.
1.02%, 11/18/24(a)	380	378,355
1.15%, 06/03/26	565	556,397
1.95%, 11/20/28	750	746,443
2.00%, 01/13/23	376	382,127
2.15%, 06/03/31	1,218	1,219,580
2.35%, 02/19/25	741	767,522
2.65%, 01/16/30(a)	1,410	1,478,824
2.67%, 11/15/35 (Call 11/15/30)(c)	504	493,955
2.70%, 08/19/26	1,021	1,076,840
2.75%, 01/11/23	512	524,421
2.85%, 05/13/26	281	297,405
2.89%, 02/04/30 (Call 02/04/25)(c)	303	310,157
2.96%, 11/16/40(a)	781	773,815
3.02%, 11/18/36 (Call 11/18/31)(c)	415	412,580
3.13%, 11/18/41	305	301,526
3.30%, 02/26/24	1,558	1,640,222
3.35%, 03/08/27	619	667,848
3.40%, 01/25/28	989	1,080,926
3.65%, 05/15/23	743	775,977
4.11%, 07/24/34 (Call 07/24/29)(c)	1,199	1,300,229
4.32%, 11/23/31 (Call 11/23/26)(c)	1,174	1,273,687
4.42%, 07/24/39	787	933,369
Woori Bank
4.75%, 04/30/24(a)(b)	810	874,130
5.13%, 08/06/28(b)	490	571,679
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	415	433,789
		1,289,765,283
Beverages — 2.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%,
06/29/28 (Call 03/29/28)(a)(b)	350	343,966
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	2,237	2,408,287
4.70%, 02/01/36 (Call 08/01/35)	4,014	4,826,835
4.90%, 02/01/46 (Call 08/01/45)	4,845	6,150,558
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,671	1,798,948
Security	Par (000)	Value

Beverages (continued)
4.00%, 01/17/43	$644	$724,094
4.63%, 02/01/44	868	1,053,599
4.70%, 02/01/36 (Call 08/01/35)	641	768,610
4.90%, 02/01/46 (Call 08/01/45)	1,662	2,091,375
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	1,457	1,593,381
3.75%, 07/15/42	1,291	1,411,636
4.00%, 04/13/28 (Call 01/13/28)	976	1,092,395
4.35%, 06/01/40 (Call 12/01/39)	1,322	1,552,898
4.38%, 04/15/38 (Call 10/15/37)	1,290	1,502,485
4.44%, 10/06/48 (Call 04/06/48)	1,546	1,858,847
4.50%, 06/01/50 (Call 12/01/49)(a)	1,525	1,887,240
4.60%, 04/15/48 (Call 10/15/47)(a)	1,806	2,211,952
4.60%, 06/01/60 (Call 12/01/59)	1,055	1,311,158
4.75%, 01/23/29 (Call 10/23/28)	1,717	2,001,729
4.75%, 04/15/58 (Call 10/15/57)	1,277	1,619,658
4.90%, 01/23/31 (Call 10/23/30)	354	425,397
4.95%, 01/15/42	1,183	1,477,755
5.45%, 01/23/39 (Call 07/23/38)	1,540	2,018,354
5.55%, 01/23/49 (Call 07/23/48)	2,909	4,012,427
5.80%, 01/23/59 (Call 07/23/58)	1,452	2,129,198
5.88%, 06/15/35(a)	175	228,174
6.63%, 08/15/33(a)	55	76,408
8.00%, 11/15/39	916	1,510,653
8.20%, 01/15/39	1,399	2,289,767
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(a)(b)	385	397,752
4.45%, 05/15/25 (Call 03/15/25)(a)(b)	813	884,194
4.70%, 05/15/28 (Call 02/15/28)(b)	793	904,967
5.15%, 05/15/38 (Call 11/15/37)(b)	435	540,238
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	625	838,345
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)	25	25,749
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(a)(b)	515	504,340
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)(a)	126	135,240
3.75%, 01/15/43 (Call 07/15/42)	105	119,310
4.00%, 04/15/38 (Call 10/15/37)	25	29,261
4.50%, 07/15/45 (Call 01/15/45)	396	515,222
Coca-Cola Co. (The)
1.00%, 03/15/28	735	701,043
1.38%, 03/15/31	1,031	969,902
1.45%, 06/01/27(a)	808	799,805
1.50%, 03/05/28	600	590,844
1.65%, 06/01/30	1,311	1,266,258
1.75%, 09/06/24	1,458	1,485,888
2.00%, 03/05/31(a)	180	179,011
2.13%, 09/06/29	1,239	1,260,616
2.25%, 01/05/32	965	975,371
2.50%, 06/01/40	1,123	1,114,195
2.50%, 03/15/51	595	580,654
2.60%, 06/01/50	1,226	1,215,763
2.75%, 06/01/60	892	897,624
2.88%, 05/05/41	1,102	1,147,738
2.90%, 05/25/27(a)	522	555,190
3.00%, 03/05/51(a)	630	671,180
3.38%, 03/25/27	745	807,461
3.45%, 03/25/30	971	1,081,329
4.20%, 03/25/50	660	852,383
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	300	322,039

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	$480	$472,884
Coca-Cola European Partners PLC, 1.50%, 01/15/27
(Call 12/15/26)(b)	300	295,210
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	655	620,095
2.75%, 01/22/30 (Call 10/22/29)	1,180	1,212,238
5.25%, 11/26/43	555	734,448
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	845	823,445
2.88%, 05/01/30 (Call 02/01/30)(a)	547	561,003
3.15%, 08/01/29 (Call 05/01/29)(a)	843	888,887
3.20%, 02/15/23 (Call 01/15/23)	295	302,541
3.50%, 05/09/27 (Call 02/09/27)(a)	453	488,402
3.60%, 02/15/28 (Call 11/15/27)	133	144,848
3.70%, 12/06/26 (Call 09/06/26)(a)	608	658,161
3.75%, 05/01/50 (Call 11/01/49)(a)	130	144,598
4.10%, 02/15/48 (Call 08/15/47)	592	675,396
4.25%, 05/01/23	636	665,834
4.40%, 11/15/25 (Call 09/15/25)	505	556,296
4.50%, 05/09/47 (Call 11/09/46)(a)	477	578,009
4.65%, 11/15/28 (Call 08/15/28)	477	545,833
4.75%, 11/15/24	683	749,851
4.75%, 12/01/25	185	207,319
5.25%, 11/15/48 (Call 05/15/48)	526	700,501
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	600	599,997
2.00%, 04/29/30 (Call 01/29/30)	455	451,043
2.13%, 10/24/24 (Call 09/24/24)	415	425,988
2.13%, 04/29/32 (Call 01/29/32)	720	719,144
2.38%, 10/24/29 (Call 07/24/29)	1,015	1,041,068
2.63%, 04/29/23 (Call 01/29/23)	984	1,005,280
3.50%, 09/18/23 (Call 08/18/23)	250	261,438
3.88%, 05/18/28 (Call 02/18/28)	535	601,947
3.88%, 04/29/43 (Call 10/29/42)(a)	550	650,380
5.88%, 09/30/36	148	208,342
Diageo Investment Corp.
4.25%, 05/11/42	533	660,838
7.45%, 04/15/35	95	147,298
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23(a)	250	256,195
3.50%, 01/16/50 (Call 07/16/49)	1,562	1,674,386
4.38%, 05/10/43	405	485,360
Heineken NV
2.75%, 04/01/23(b)	275	281,964
3.50%, 01/29/28 (Call 10/29/27)(b)	1,047	1,138,863
4.00%, 10/01/42(b)	254	304,968
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	325	418,210
JDE Peet’s NV
0.80%, 09/24/24 (Call 09/24/22)(b)	375	367,532
1.38%, 01/15/27 (Call 12/15/26)(b)	923	898,091
2.25%, 09/24/31 (Call 06/24/31)(b)	705	688,007
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	789	780,826
2.25%, 03/15/31 (Call 12/15/30)	574	568,708
2.55%, 09/15/26 (Call 06/15/26)	380	395,546
3.13%, 12/15/23 (Call 10/15/23)(a)	583	607,581
3.20%, 05/01/30 (Call 02/01/30)	665	706,340
3.35%, 03/15/51 (Call 09/15/50)(a)	385	405,927
3.40%, 11/15/25 (Call 08/15/25)	756	806,020
3.43%, 06/15/27 (Call 03/15/27)	862	929,877
Security	Par (000)	Value

Beverages (continued)
3.80%, 05/01/50 (Call 11/01/49)	$686	$765,296
4.06%, 05/25/23 (Call 04/25/23)	686	716,562
4.42%, 05/25/25 (Call 03/25/25)	598	653,843
4.42%, 12/15/46 (Call 06/15/46)	335	405,558
4.50%, 11/15/45 (Call 05/15/45)	184	222,696
4.60%, 05/25/28 (Call 02/25/28)	1,322	1,510,575
4.99%, 05/25/38 (Call 11/25/37)	165	206,298
5.09%, 05/25/48 (Call 11/25/47)	690	910,102
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,724	1,804,707
4.20%, 07/15/46 (Call 01/15/46)	1,656	1,833,902
5.00%, 05/01/42	951	1,149,337
PepsiCo Inc.
0.40%, 10/07/23	965	960,639
0.75%, 05/01/23	790	792,838
1.40%, 02/25/31 (Call 11/25/30)	785	750,638
1.63%, 05/01/30 (Call 02/01/30)	864	839,942
1.95%, 10/21/31 (Call 07/21/31)	300	298,115
2.25%, 03/19/25 (Call 02/19/25)	899	928,321
2.38%, 10/06/26 (Call 07/06/26)	1,171	1,225,735
2.63%, 03/19/27 (Call 01/19/27)	660	695,088
2.63%, 07/29/29 (Call 04/29/29)	884	932,287
2.63%, 10/21/41 (Call 04/21/41)(a)	640	652,431
2.75%, 03/01/23	438	450,079
2.75%, 04/30/25 (Call 01/30/25)	914	957,673
2.75%, 03/19/30 (Call 12/19/29)	884	931,200
2.75%, 10/21/51 (Call 04/21/51)	1,000	1,037,883
2.85%, 02/24/26 (Call 11/24/25)	727	772,334
2.88%, 10/15/49 (Call 04/15/49)	1,365	1,441,710
3.00%, 10/15/27 (Call 07/15/27)(a)	1,327	1,427,214
3.38%, 07/29/49 (Call 01/29/49)	251	286,730
3.45%, 10/06/46 (Call 04/06/46)	750	855,953
3.50%, 07/17/25 (Call 04/17/25)	545	585,204
3.60%, 03/01/24 (Call 12/01/23)	1,334	1,408,094
3.63%, 03/19/50 (Call 09/19/49)	447	534,335
3.88%, 03/19/60 (Call 09/19/59)	15	19,192
4.45%, 04/14/46 (Call 10/14/45)(a)	95	126,205
4.60%, 07/17/45 (Call 01/17/45)	150	205,549
4.88%, 11/01/40	30	40,600
7.00%, 03/01/29(a)	240	326,157
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	700	666,205
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	795	748,882
2.75%, 10/01/50 (Call 04/01/50)(b)	885	857,237
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(a)(b)	705	755,573
5.50%, 01/15/42(a)(b)	395	540,953
Suntory Holdings Ltd., 2.25%, 10/16/24
(Call 09/16/24)(a)(b)	945	967,481
		139,457,012
Biotechnology — 0.9%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	630	612,047
1.90%, 02/21/25 (Call 01/21/25)	305	309,404
2.00%, 01/15/32 (Call 10/15/31)	775	743,991
2.20%, 02/21/27 (Call 12/21/26)	1,106	1,120,792
2.25%, 08/19/23 (Call 06/19/23)	464	473,772
2.30%, 02/25/31 (Call 11/25/30)	1,179	1,170,119
2.45%, 02/21/30 (Call 11/21/29)	933	942,327
2.60%, 08/19/26 (Call 05/19/26)(a)	1,227	1,273,592

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.77%, 09/01/53 (Call 03/01/53)	$726	$688,325
2.80%, 08/15/41 (Call 02/15/41)	865	837,380
3.00%, 01/15/52 (Call 07/15/51)	595	580,995
3.13%, 05/01/25 (Call 02/01/25)	1,058	1,112,010
3.15%, 02/21/40 (Call 08/21/39)	2,050	2,085,547
3.20%, 11/02/27 (Call 08/02/27)	1,515	1,612,220
3.38%, 02/21/50 (Call 08/21/49)	1,994	2,079,866
3.63%, 05/22/24 (Call 02/22/24)	1,323	1,395,809
4.40%, 05/01/45 (Call 11/01/44)	2,102	2,527,166
4.56%, 06/15/48 (Call 12/15/47)	1,558	1,937,784
4.66%, 06/15/51 (Call 12/15/50)(a)	2,324	2,978,687
4.95%, 10/01/41	1,001	1,253,307
5.15%, 11/15/41 (Call 05/15/41)	703	903,858
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	948	1,022,812
5.25%, 06/23/45 (Call 12/23/44)(a)	456	613,449
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,445	1,413,606
3.15%, 05/01/50 (Call 11/01/49)	1,586	1,557,316
3.25%, 02/15/51 (Call 08/15/50)(a)(b)	506	504,786
4.05%, 09/15/25 (Call 06/15/25)	1,283	1,395,093
5.20%, 09/15/45 (Call 03/15/45)	496	662,673
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 12/13/21)	773	770,425
1.20%, 10/01/27 (Call 08/01/27)(a)	675	647,886
1.65%, 10/01/30 (Call 07/01/30)(a)	1,158	1,102,823
2.50%, 09/01/23 (Call 07/01/23)	693	711,275
2.60%, 10/01/40 (Call 04/01/40)	1,043	996,701
2.80%, 10/01/50 (Call 04/01/50)(a)	1,218	1,183,257
2.95%, 03/01/27 (Call 12/01/26)	1,258	1,323,778
3.50%, 02/01/25 (Call 11/01/24)	274	290,476
3.65%, 03/01/26 (Call 12/01/25)	1,321	1,423,392
3.70%, 04/01/24 (Call 01/01/24)(a)	1,553	1,634,966
4.00%, 09/01/36 (Call 03/01/36)	1,035	1,184,293
4.15%, 03/01/47 (Call 09/01/46)	1,251	1,473,543
4.50%, 02/01/45 (Call 08/01/44)(a)	1,223	1,501,511
4.60%, 09/01/35 (Call 03/01/35)	634	763,388
4.75%, 03/01/46 (Call 09/01/45)	1,876	2,381,294
4.80%, 04/01/44 (Call 10/01/43)	1,244	1,565,454
5.65%, 12/01/41 (Call 06/01/41)	893	1,230,972
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	706	708,358
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	1,330	1,247,047
2.80%, 09/15/50 (Call 03/15/50)	987	929,502
Royalty Pharma PLC
0.75%, 09/02/23	426	423,631
1.20%, 09/02/25 (Call 08/02/25)	656	643,569
1.75%, 09/02/27 (Call 07/02/27)	824	805,531
2.15%, 09/02/31 (Call 06/02/31)	485	461,412
2.20%, 09/02/30 (Call 06/02/30)	923	890,298
3.30%, 09/02/40 (Call 03/02/40)(a)	997	994,660
3.35%, 09/02/51 (Call 03/02/51)	595	578,502
3.55%, 09/02/50 (Call 03/02/50)	919	925,299
		62,601,976
Building Materials — 0.5%
Boral Finance Pty Ltd., 3.75%, 05/01/28
(Call 02/01/28)(a)(b)	175	187,020
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,400	1,431,371
2.49%, 02/15/27 (Call 12/15/26)	520	531,843
Security	Par (000)	Value

Building Materials (continued)
2.70%, 02/15/31 (Call 11/15/30)(a)	$953	$966,947
2.72%, 02/15/30 (Call 11/15/29)	1,771	1,807,069
3.38%, 04/05/40 (Call 10/05/39)	1,100	1,149,400
3.58%, 04/05/50 (Call 10/05/49)	1,651	1,753,546
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	585	628,620
3.95%, 04/04/28 (Call 01/04/28)(b)	380	421,439
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	725	904,511
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	1,070	1,150,868
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)(a)	730	720,905
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)(a)	742	797,801
4.00%, 09/21/23 (Call 08/21/23)	563	591,375
4.00%, 06/15/25 (Call 03/15/25)	580	626,502
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	20	29,290
6.88%, 09/29/39(b)	25	36,452
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(a)(b)	700	754,342
4.75%, 09/22/46 (Call 03/22/46)(b)	40	50,545
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	535	565,524
3.90%, 02/14/26 (Call 11/14/25)	385	419,456
4.50%, 02/15/47 (Call 08/15/46)	581	722,882
4.63%, 07/02/44 (Call 01/02/44)	364	447,014
4.95%, 07/02/64 (Call 01/02/64)(e)	536	719,626
6.00%, 01/15/36(a)	213	293,612
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	1,011	976,233
2.00%, 09/16/31 (Call 06/16/31)(a)	380	366,136
Lafarge SA, 7.13%, 07/15/36(a)	723	1,066,070
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	419	415,609
1.70%, 08/01/27 (Call 06/01/27)(a)	520	514,309
3.00%, 11/15/23 (Call 09/15/23)	320	331,650
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	755	751,955
3.20%, 07/15/51 (Call 01/15/51)	695	711,347
3.45%, 06/01/27 (Call 03/01/27)	25	26,878
3.50%, 12/15/27 (Call 09/15/27)	751	810,211
4.25%, 07/02/24 (Call 04/02/24)	130	139,623
4.25%, 12/15/47 (Call 06/15/47)(a)	250	300,373
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	543	547,424
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	644	620,080
2.00%, 10/01/30 (Call 07/01/30)	400	384,689
2.00%, 02/15/31 (Call 11/15/30)(a)	775	744,203
3.13%, 02/15/51 (Call 08/15/50)(a)	197	199,480
3.50%, 11/15/27 (Call 08/15/27)(a)	322	347,061
4.50%, 05/15/47 (Call 11/15/46)	464	568,308
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	510	541,214
3.88%, 06/01/30 (Call 03/01/30)	580	633,687
3.95%, 08/15/29 (Call 05/15/29)	447	489,424
4.20%, 12/01/24 (Call 09/01/24)	470	504,953
4.30%, 07/15/47 (Call 01/15/47)(a)	220	258,880
4.40%, 01/30/48 (Call 07/30/47)	354	422,354
7.00%, 12/01/36	374	538,861

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
St Marys Cement Inc. Canada, 5.75%, 01/28/27
(Call 10/28/26)(b)	$220	$244,312
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(b)	435	420,844
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	400	513,220
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	795	861,766
3.90%, 04/01/27 (Call 01/01/27)(a)	648	712,265
4.50%, 04/01/25 (Call 01/01/25)	337	369,054
4.50%, 06/15/47 (Call 12/15/46)(a)	344	433,167
4.70%, 03/01/48 (Call 09/01/47)	402	519,601
		34,993,201
Chemicals — 1.5%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	543	555,533
2.25%, 09/10/29 (Call 06/10/29)(b)	768	784,000
2.50%, 09/27/26 (Call 06/27/26)(a)(b)	720	749,472
3.50%, 09/27/46 (Call 03/27/46)(b)	375	438,120
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	784	789,395
1.85%, 05/15/27 (Call 03/15/27)	593	602,263
2.05%, 05/15/30 (Call 02/15/30)	1,041	1,047,328
2.70%, 05/15/40 (Call 11/15/39)	821	842,600
2.80%, 05/15/50 (Call 11/15/49)(a)	894	921,975
3.35%, 07/31/24 (Call 04/30/24)(a)	436	460,852
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	454	488,938
5.45%, 12/01/44 (Call 06/01/44)	15	19,809
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(a)(b)	200	197,620
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	129	135,939
4.00%, 07/01/29 (Call 04/01/29)	364	396,778
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)(a)	100	97,507
3.50%, 05/08/24 (Call 04/08/24)	621	652,954
CF Industries Inc.
4.50%, 12/01/26(b)	406	454,307
4.95%, 06/01/43	120	144,366
5.15%, 03/15/34	65	77,905
5.38%, 03/15/44	145	183,429
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	540	558,370
3.40%, 12/01/26 (Call 09/01/26)(b)	779	837,354
5.13%, 04/01/25 (Call 03/01/25)(b)	285	319,080
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	580	571,567
3.60%, 11/15/50 (Call 05/15/50)	815	893,829
3.63%, 05/15/26 (Call 03/15/26)	683	737,000
4.25%, 10/01/34 (Call 04/01/34)	645	749,184
4.38%, 11/15/42 (Call 05/15/42)	989	1,184,570
4.63%, 10/01/44 (Call 04/01/44)(a)	495	612,981
4.80%, 11/30/28 (Call 08/30/28)	619	725,540
4.80%, 05/15/49 (Call 11/15/48)	475	615,847
5.25%, 11/15/41 (Call 05/15/41)	473	610,323
5.55%, 11/30/48 (Call 05/30/48)	725	1,030,694
7.38%, 11/01/29	651	875,957
9.40%, 05/15/39	523	944,983
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	2,074	2,192,230
4.49%, 11/15/25 (Call 09/15/25)	1,598	1,767,553
Security	Par (000)	Value

Chemicals (continued)
4.73%, 11/15/28 (Call 08/15/28)	$1,291	$1,504,252
5.32%, 11/15/38 (Call 05/15/38)	771	996,032
5.42%, 11/15/48 (Call 05/15/48)(a)	1,478	2,079,877
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	421	450,740
4.50%, 12/01/28 (Call 09/01/28)	390	448,055
4.65%, 10/15/44 (Call 04/15/44)	1,150	1,404,579
4.80%, 09/01/42 (Call 03/01/42)	185	226,962
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	745	702,023
2.13%, 08/15/50 (Call 02/15/50)	1,032	935,165
2.70%, 11/01/26 (Call 08/01/26)(a)	674	707,152
2.75%, 08/18/55 (Call 02/18/55)(b)	833	837,967
3.25%, 12/01/27 (Call 09/01/27)	572	618,141
4.80%, 03/24/30 (Call 12/24/29)	676	814,817
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	667	674,265
2.30%, 07/15/30 (Call 04/15/30)	583	593,307
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(b)	130	129,259
4.25%, 11/03/26(b)	1,472	1,595,092
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	655	696,377
3.45%, 10/01/29 (Call 07/01/29)	778	840,969
4.50%, 10/01/49 (Call 04/01/49)	610	751,711
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)(a)	355	362,693
4.50%, 05/01/29 (Call 02/01/29)	835	927,050
International Flavors & Fragrances Inc.
1.83%, 10/15/27 (Call 08/15/27)(a)(b)	10	9,856
3.20%, 05/01/23 (Call 02/01/23)	290	297,389
3.27%, 11/15/40 (Call 05/15/40)(b)	472	484,771
4.38%, 06/01/47 (Call 12/01/46)	495	606,515
4.45%, 09/26/28 (Call 06/26/28)(a)	570	647,455
5.00%, 09/26/48 (Call 03/26/48)	716	944,597
LG Chem Ltd.
1.38%, 07/07/26(b)	325	319,264
2.38%, 07/07/31(b)	325	320,479
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	948	886,245
2.00%, 08/10/50 (Call 02/10/50)	438	392,010
2.65%, 02/05/25 (Call 11/05/24)(a)	440	459,532
2.70%, 02/21/23 (Call 11/21/22)	62	63,373
3.20%, 01/30/26 (Call 10/30/25)(a)	751	805,626
3.55%, 11/07/42 (Call 05/07/42)	630	723,961
Lubrizol Corp. (The), 6.50%, 10/01/34	100	145,166
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	320	411,557
LYB International Finance BV
4.00%, 07/15/23	261	273,863
4.88%, 03/15/44 (Call 09/15/43)	687	854,766
5.25%, 07/15/43	501	647,556
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	973	1,047,710
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	613	605,213
2.25%, 10/01/30 (Call 07/01/30)	560	560,409
3.38%, 05/01/30 (Call 02/01/30)	669	724,577
3.38%, 10/01/40 (Call 04/01/40)(a)	729	758,400
3.63%, 04/01/51 (Call 10/01/50)(a)	1,051	1,121,321
3.80%, 10/01/60 (Call 04/01/60)	774	826,626

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.20%, 10/15/49 (Call 04/15/49)	$715	$833,495
4.20%, 05/01/50 (Call 11/01/49)(a)	809	935,845
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)(a)	688	856,776
5.75%, 04/15/24 (Call 01/15/24)	1,067	1,166,006
MEGlobal Canada ULC
5.00%, 05/18/25(b)	1,100	1,199,783
5.88%, 05/18/30(a)(b)	750	903,000
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	209	229,835
4.25%, 11/15/23 (Call 08/15/23)	41	43,207
4.88%, 11/15/41 (Call 05/15/41)	125	150,252
5.45%, 11/15/33 (Call 05/15/33)	32	40,078
5.63%, 11/15/43 (Call 05/15/43)	525	707,388
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	825	822,705
Nutrien Ltd.
1.90%, 05/13/23	455	461,308
2.95%, 05/13/30 (Call 02/13/30)	470	493,036
3.00%, 04/01/25 (Call 01/01/25)	64	67,061
3.38%, 03/15/25 (Call 12/16/21)	672	717,477
3.50%, 06/01/23 (Call 12/16/21)	187	193,742
3.63%, 03/15/24 (Call 12/16/21)	472	499,474
3.95%, 05/13/50 (Call 11/13/49)	315	369,976
4.00%, 12/15/26 (Call 09/15/26)	576	631,429
4.13%, 03/15/35 (Call 09/15/34)	748	848,630
4.20%, 04/01/29 (Call 01/01/29)	1,010	1,141,620
5.00%, 04/01/49 (Call 10/01/48)	120	161,864
5.25%, 01/15/45 (Call 07/15/44)	596	807,055
5.63%, 12/01/40	536	737,712
5.88%, 12/01/36	197	263,838
6.13%, 01/15/41 (Call 07/15/40)	539	777,007
7.13%, 05/23/36	112	167,412
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	930	909,075
2.88%, 05/11/31 (Call 02/11/31)(b)	350	341,026
4.00%, 10/04/27 (Call 07/04/27)(a)(b)	200	214,750
5.50%, 01/15/48 (Call 07/15/47)(b)	400	462,500
5.88%, 09/17/44(b)	805	972,038
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	692	678,030
2.40%, 08/15/24 (Call 07/15/24)	157	162,171
2.55%, 06/15/30 (Call 03/15/30)(a)	400	410,760
2.80%, 08/15/29 (Call 05/15/29)	421	440,144
3.20%, 03/15/23 (Call 02/15/23)	329	338,700
3.75%, 03/15/28 (Call 12/15/27)	708	790,696
Rohm & Haas Co., 7.85%, 07/15/29(a)	370	507,061
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)(a)	402	435,382
4.25%, 01/15/48 (Call 07/15/47)(a)	290	338,762
4.55%, 03/01/29 (Call 12/01/28)	540	614,710
5.25%, 06/01/45 (Call 12/01/44)(a)	267	339,313
SABIC Capital II BV
4.00%, 10/10/23(b)	520	546,217
4.50%, 10/10/28(b)	825	929,392
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	1,000	981,420
2.30%, 05/15/30 (Call 02/15/30)	686	685,948
2.90%, 03/15/52 (Call 09/15/51)	380	372,109
2.95%, 08/15/29 (Call 05/15/29)(a)	705	741,570
3.13%, 06/01/24 (Call 04/01/24)	853	891,849
Security	Par (000)	Value

Chemicals (continued)
3.30%, 05/15/50 (Call 11/15/49)(a)	$300	$319,635
3.45%, 08/01/25 (Call 05/01/25)(a)	604	646,149
3.45%, 06/01/27 (Call 03/01/27)	1,280	1,378,129
3.80%, 08/15/49 (Call 02/15/49)	470	539,973
3.95%, 01/15/26 (Call 10/15/25)	185	201,110
4.00%, 12/15/42 (Call 06/15/42)	190	217,592
4.50%, 06/01/47 (Call 12/01/46)	987	1,234,689
4.55%, 08/01/45 (Call 02/01/45)	437	543,220
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)(b)	135	130,783
4.25%, 05/07/29 (Call 02/07/29)(b)	455	499,367
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	250	267,815
Solvay Finance America LLC, 4.45%, 12/03/25
(Call 09/03/25)(b)	204	223,164
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(b)	557	577,662
4.89%, 04/24/25 (Call 02/24/25)(b)	563	608,919
5.18%, 04/24/28 (Call 01/24/28)(b)	710	802,330
Westlake Chemical Corp.
2.88%, 08/15/41 (Call 02/15/41)(a)	465	455,513
3.13%, 08/15/51 (Call 02/15/51)(a)	520	507,049
3.38%, 06/15/30 (Call 03/15/30)	505	541,019
3.38%, 08/15/61 (Call 02/15/61)	340	331,653
3.60%, 08/15/26 (Call 05/15/26)	318	343,570
4.38%, 11/15/47 (Call 05/15/47)	359	425,397
5.00%, 08/15/46 (Call 02/15/46)	415	528,675
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	725	755,038
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	455	490,461
4.75%, 06/01/28 (Call 03/01/28)(b)	934	1,065,960
		101,468,380
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)(b)	10	10,288
4.20%, 08/04/27 (Call 02/04/27)(b)	1,724	1,788,460
4.38%, 07/03/29(b)	810	847,544
American University (The), Series 2019, 3.67%, 04/01/49	390	462,083
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	350	342,843
2.45%, 08/12/31 (Call 05/12/31)(b)	335	329,629
4.00%, 05/01/28 (Call 05/01/23)(b)	297	310,230
4.25%, 11/01/29 (Call 11/01/24)(b)	555	596,650
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,286	1,217,714
1.70%, 05/15/28 (Call 03/15/28)	700	698,886
3.38%, 09/15/25 (Call 06/15/25)	1,002	1,074,275
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	230	229,894
3.88%, 08/15/30 (Call 05/15/30)	640	679,523
5.25%, 10/01/25 (Call 07/01/25)	460	512,963
Brown University in Providence in the State of Rhode
Island and Providence Plant, Series A, 2.92%, 09/01/50
(Call 03/01/50)(a)	95	106,327
California Endowment (The), Series 2021, 2.50%,
04/01/51 (Call 10/01/50)	75	75,799
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	351	422,895
4.32%, 08/01/45	205	270,403
4.70%, 11/01/2111	90	133,417
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	476	519,726

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a) $	345	$541,618
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(a)(b)	600	608,581
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(a)(b)	390	411,284
3.91%, 05/31/23(a)(b)	811	836,950
4.85%, 09/26/28(b)	160	179,027
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(b)	1,178	1,436,397
6.85%, 07/02/37(a)(b)	970	1,271,864
DP World PLC, 4.70%, 09/30/49 (Call 03/30/49)(b)	410	442,297
Duke University
3.20%, 10/01/38	100	108,928
3.30%, 10/01/46	20	22,372
Series 2020, 2.68%, 10/01/44	230	238,187
Series 2020, 2.76%, 10/01/50(a)	88	93,886
Series 2020, 2.83%, 10/01/55	730	781,332
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	335	336,579
3.85%, 06/15/25 (Call 05/15/25)(b)	280	299,347
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	270	289,357
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	620	610,167
2.60%, 12/01/24 (Call 11/01/24)	527	546,300
2.60%, 12/15/25 (Call 11/15/25)(a)	406	420,891
3.10%, 05/15/30 (Call 02/15/30)	652	687,255
3.25%, 06/01/26 (Call 03/01/26)(a)	457	482,872
3.30%, 12/15/22 (Call 09/15/22)	245	250,578
3.95%, 06/15/23 (Call 05/15/23)	219	228,686
7.00%, 07/01/37(a)	150	214,901
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	513	527,736
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	738	787,781
3.80%, 11/01/25 (Call 08/01/25)(b)	764	823,745
3.85%, 11/15/24 (Call 08/15/24)(b)	663	706,579
4.20%, 11/01/46 (Call 05/01/46)(a)(b)	671	805,876
4.50%, 02/15/45 (Call 08/15/44)(a)(b)	554	685,882
5.63%, 03/15/42(b)	504	699,256
6.70%, 06/01/34(b)	503	703,543
7.00%, 10/15/37(b)	940	1,396,490
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	730	748,125
4.25%, 02/01/29 (Call 11/01/28)(b)	405	453,897
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	140	171,421
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	69	72,236
George Washington University (The)
4.87%, 09/15/45	215	294,701
Series 2014, 4.30%, 09/15/44	35	44,795
Series 2016, 3.55%, 09/15/46	150	163,850
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	589	739,762
Georgetown University (The)
Series 20A, 2.94%, 04/01/50(a)	275	282,571
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)(a)	110	163,391
Series B, 4.32%, 04/01/49 (Call 10/01/48)(a)	426	534,511
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,074	1,040,907
2.15%, 01/15/27 (Call 12/15/26)	200	199,962
2.65%, 02/15/25 (Call 01/15/25)	962	991,096
2.90%, 05/15/30 (Call 02/15/30)	1,013	1,025,752
Security	Par (000)	Value

Commercial Services (continued)
2.90%, 11/15/31 (Call 08/15/31)	$340	$344,072
3.20%, 08/15/29 (Call 05/15/29)	923	955,736
3.75%, 06/01/23 (Call 03/01/23)	260	268,762
4.00%, 06/01/23 (Call 05/01/23)	406	423,780
4.15%, 08/15/49 (Call 02/15/49)(a)	713	808,250
4.45%, 06/01/28 (Call 03/01/28)	565	628,025
4.80%, 04/01/26 (Call 01/01/26)	755	837,644
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(b)	725	708,956
2.65%, 07/15/31 (Call 04/15/31)(b)	795	784,522
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	700	733,180
4.00%, 03/01/26 (Call 12/01/25)(b)	552	599,610
4.13%, 08/01/23 (Call 07/01/23)	327	341,715
4.25%, 05/01/29 (Call 02/01/29)	1,058	1,196,513
4.75%, 02/15/25 (Call 11/15/24)(b)	813	886,926
4.75%, 08/01/28 (Call 05/01/28)	520	601,900
5.00%, 11/01/22 (Call 08/01/22)(b)	393	404,201
Johns Hopkins University, Series 2013, 4.08%,
07/01/53(a)	200	257,709
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	120	118,711
2.41%, 06/01/50 (Call 12/01/49)	430	438,073
3.65%, 05/01/48 (Call 11/01/47)(a)	140	174,289
Massachusetts Institute of Technology
3.89%, 07/01/2116	180	234,190
3.96%, 07/01/38	60	71,817
4.68%, 07/01/2114	316	494,551
5.60%, 07/01/2111	775	1,423,740
Series F, 2.99%, 07/01/50 (Call 01/01/50)	401	455,696
Series G, 2.29%, 07/01/51 (Call 01/01/51)	685	666,105
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	165	161,121
2.55%, 08/18/60 (Call 02/18/60)	650	586,263
2.63%, 01/15/23 (Call 12/15/22)	42	42,848
2.75%, 08/19/41 (Call 02/19/41)	505	497,547
3.10%, 11/29/61 (Call 05/29/61)	225	224,952
3.25%, 01/15/28 (Call 10/15/27)	210	227,478
3.25%, 05/20/50 (Call 11/20/49)	405	432,484
3.75%, 03/24/25 (Call 02/24/25)	55	58,891
4.25%, 02/01/29 (Call 11/01/28)(a)	401	458,686
4.88%, 02/15/24 (Call 11/15/23)(a)	325	349,110
4.88%, 12/17/48 (Call 06/17/48)	344	466,550
5.25%, 07/15/44	264	361,554
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	55	56,261
Northwestern University
3.69%, 12/01/38(a)	605	686,617
3.87%, 12/01/48	140	171,856
4.64%, 12/01/44	260	342,347
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	675	857,710
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	75	77,514
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	110	111,489
3.17%, 11/01/51 (Call 05/01/51)	465	504,510
3.32%, 11/01/61 (Call 05/01/61)	100	111,458
4.37%, 11/01/43	125	152,902
PayPal Holdings Inc.
1.35%, 06/01/23	658	664,857
1.65%, 06/01/25 (Call 05/01/25)	815	822,946
2.30%, 06/01/30 (Call 03/01/30)	756	766,317

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.40%, 10/01/24 (Call 09/01/24)(a)	$1,479	$1,529,124
2.65%, 10/01/26 (Call 08/01/26)	1,184	1,244,150
2.85%, 10/01/29 (Call 07/01/29)	1,548	1,629,391
3.25%, 06/01/50 (Call 12/01/49)	876	946,884
Port of Newcastle Investments Financing Pty Ltd., 5.90%,
11/24/31 (Call 08/24/31)(b)	50	49,950
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	275	286,422
3.15%, 07/15/46 (Call 01/15/46)	340	389,152
3.30%, 07/15/56 (Call 01/15/56)	190	224,361
3.62%, 10/01/37	288	338,194
4.88%, 10/15/40(a)	300	409,405
6.50%, 01/15/39(a)(b)	381	605,615
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	220	216,360
2.90%, 10/01/30 (Call 07/01/30)	318	327,783
3.05%, 10/01/41 (Call 04/01/41)	375	372,576
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,246	1,312,648
3.50%, 03/16/23 (Call 02/16/23)	425	438,744
4.00%, 03/18/29 (Call 12/18/28)	655	728,176
Rockefeller Foundation (The), Series 2020, 2.49%,
10/01/50 (Call 04/01/50)	535	543,702
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	630	592,867
2.30%, 08/15/60 (Call 02/15/60)(a)	830	734,649
2.50%, 12/01/29 (Call 09/01/29)(a)	742	769,031
2.95%, 01/22/27 (Call 10/22/26)	670	711,815
3.25%, 12/01/49 (Call 06/01/49)(a)	732	811,287
4.00%, 06/15/25 (Call 03/15/25)	438	476,547
6.55%, 11/15/37	50	71,978
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	884	877,949
2.72%, 04/16/31 (Call 01/16/31)(a)(b)	298	304,788
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	400	399,224
3.38%, 03/22/27 (Call 12/22/26)(b)	931	997,297
4.13%, 02/02/26 (Call 11/02/25)(b)	680	740,619
Triton Container International Ltd.
0.80%, 08/01/23(b)	500	496,116
1.15%, 06/07/24 (Call 05/07/24)(b)	535	528,955
2.05%, 04/15/26 (Call 03/15/26)(b)	110	109,097
3.15%, 06/15/31 (Call 03/15/31)(a)(b)	478	480,656
Trustees of Boston College, 3.13%, 07/01/52	306	335,735
Trustees of Boston University, Series CC, 4.06%, 10/01/48
(Call 04/01/48)	155	193,167
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	50	57,538
Trustees of Princeton University (The)
5.70%, 03/01/39	769	1,115,285
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	150	154,435
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	267	321,600
4.67%, 09/01/2112	115	178,161
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	70	69,459
Trustees of Tufts College, Series 2012, 5.02%,
04/15/2112	35	54,159
United Rentals North America Inc., 3.88%, 11/15/27
(Call 11/15/22)(a)	100	103,750
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)(a)	65	69,939
Security	Par (000)	Value

Commercial Services (continued)
4.00%, 10/01/53 (Call 04/01/53)(a)	$75	$94,894
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	284	294,105
Series C, 2.55%, 04/01/50 (Call 10/01/49)	240	239,498
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45(a)	53	62,250
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	104	124,554
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)(a)	130	135,182
3.03%, 10/01/39	311	333,379
5.25%, 10/01/2111(a)	425	722,954
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	440	539,500
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	180	194,329
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	25	26,934
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	614	678,032
4.00%, 06/15/25 (Call 03/15/25)	637	690,229
4.13%, 03/15/29 (Call 12/15/28)	878	989,595
5.50%, 06/15/45 (Call 12/15/44)	179	247,627
Wesleyan University, 4.78%, 07/01/2116	320	477,673
William Marsh Rice University, 3.77%, 05/15/55	210	270,377
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	145	144,496
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)(a)	70	68,630
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	227	228,740
		89,997,729
Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	700	697,999
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	910	888,798
0.70%, 02/08/26 (Call 01/08/26)	1,278	1,248,047
0.75%, 05/11/23	895	897,132
1.13%, 05/11/25 (Call 04/11/25)	1,426	1,422,788
1.20%, 02/08/28 (Call 12/08/27)	1,015	984,133
1.25%, 08/20/30 (Call 05/20/30)	792	745,574
1.40%, 08/05/28 (Call 06/05/28)	400	390,773
1.65%, 05/11/30 (Call 02/11/30)	1,620	1,576,598
1.65%, 02/08/31 (Call 11/08/30)	1,370	1,330,136
1.70%, 08/05/31 (Call 05/05/31)	440	428,409
1.80%, 09/11/24 (Call 08/11/24)	1,227	1,255,543
2.05%, 09/11/26 (Call 07/11/26)	1,454	1,489,234
2.20%, 09/11/29 (Call 06/11/29)	1,811	1,845,344
2.38%, 02/08/41 (Call 08/08/40)	1,535	1,503,648
2.40%, 01/13/23 (Call 12/13/22)	848	864,685
2.40%, 05/03/23	812	831,529
2.40%, 08/20/50 (Call 02/20/50)	1,174	1,118,531
2.45%, 08/04/26 (Call 05/04/26)	1,615	1,682,353
2.50%, 02/09/25(a)	1,054	1,099,186
2.55%, 08/20/60 (Call 02/20/60)	1,471	1,397,650
2.65%, 05/11/50 (Call 11/11/49)	1,642	1,623,667
2.65%, 02/08/51 (Call 08/08/50)	2,376	2,353,702
2.70%, 08/05/51 (Call 02/05/51)	930	930,031
2.75%, 01/13/25 (Call 11/13/24)	1,341	1,403,132
2.80%, 02/08/61 (Call 08/08/60)	1,524	1,523,151
2.85%, 02/23/23 (Call 12/23/22)	1,031	1,056,070
2.85%, 05/11/24 (Call 03/11/24)	1,127	1,175,751
2.85%, 08/05/61 (Call 02/05/61)	1,155	1,163,555
2.90%, 09/12/27 (Call 06/12/27)	1,363	1,448,682
2.95%, 09/11/49 (Call 03/11/49)	1,307	1,364,140
3.00%, 02/09/24 (Call 12/09/23)	1,278	1,331,945
3.00%, 06/20/27 (Call 03/20/27)	1,305	1,396,623

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.00%, 11/13/27 (Call 08/13/27)	$996	$1,064,069
3.20%, 05/13/25	1,330	1,416,097
3.20%, 05/11/27 (Call 02/11/27)	1,429	1,537,080
3.25%, 02/23/26 (Call 11/23/25)	1,991	2,129,514
3.35%, 02/09/27 (Call 11/09/26)	1,834	1,987,068
3.45%, 05/06/24	1,168	1,235,727
3.45%, 02/09/45	1,558	1,746,035
3.75%, 09/12/47 (Call 03/12/47)	390	464,129
3.75%, 11/13/47 (Call 05/13/47)	1,191	1,417,687
3.85%, 05/04/43	2,234	2,650,350
3.85%, 08/04/46 (Call 02/04/46)	1,541	1,838,600
4.25%, 02/09/47 (Call 08/09/46)	799	1,009,508
4.38%, 05/13/45	1,716	2,198,978
4.45%, 05/06/44	999	1,290,405
4.50%, 02/23/36 (Call 08/23/35)(a)	1,055	1,326,037
4.65%, 02/23/46 (Call 08/23/45)	2,169	2,872,211
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(a)(b)	390	381,193
2.30%, 09/14/31 (Call 06/14/31)(b)	580	561,043
Dell Inc.
5.40%, 09/10/40(a)	645	740,460
6.50%, 04/15/38(a)	1,005	1,272,018
7.10%, 04/15/28	695	867,013
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	1,085	1,154,815
4.90%, 10/01/26 (Call 08/01/26)(a)	956	1,079,793
5.30%, 10/01/29 (Call 07/01/29)	1,010	1,197,065
5.45%, 06/15/23 (Call 04/15/23)(a)	1,715	1,819,036
5.85%, 07/15/25 (Call 06/15/25)	1,035	1,184,069
6.02%, 06/15/26 (Call 03/15/26)	2,857	3,325,522
6.10%, 07/15/27 (Call 05/15/27)	626	753,915
6.20%, 07/15/30 (Call 04/15/30)	1,130	1,436,456
8.10%, 07/15/36 (Call 01/15/36)	959	1,460,019
8.35%, 07/15/46 (Call 01/15/46)	1,424	2,377,998
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	510	501,211
2.38%, 09/15/28 (Call 07/15/28)(a)	410	400,350
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	719	699,602
2.20%, 03/15/31 (Call 12/15/30)	525	515,450
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	165	174,248
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	881	885,464
1.75%, 04/01/26 (Call 03/01/26)	922	922,179
2.25%, 04/01/23 (Call 03/01/23)	624	634,324
4.45%, 10/02/23 (Call 09/02/23)	971	1,027,164
4.90%, 10/15/25 (Call 07/15/25)(a)	1,865	2,072,761
6.20%, 10/15/35 (Call 04/15/35)	878	1,159,901
6.35%, 10/15/45 (Call 04/15/45)	1,270	1,713,508
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	945	930,579
2.20%, 06/17/25 (Call 05/17/25)	1,044	1,067,609
2.65%, 06/17/31 (Call 03/17/31)(b)	895	884,274
3.00%, 06/17/27 (Call 04/17/27)(a)	472	496,900
3.40%, 06/17/30 (Call 03/17/30)	860	903,255
6.00%, 09/15/41	1,152	1,537,102
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,266	1,255,847
1.95%, 05/15/30 (Call 02/15/30)	1,070	1,042,919
Security	Par (000)	Value

Computers (continued)
2.85%, 05/15/40 (Call 11/15/39)(a)	$724	$715,768
2.95%, 05/15/50 (Call 11/15/49)	967	969,479
3.00%, 05/15/24	2,204	2,306,126
3.30%, 05/15/26	1,499	1,604,917
3.30%, 01/27/27(a)	740	797,158
3.38%, 08/01/23	980	1,023,396
3.45%, 02/19/26(a)	1,269	1,362,170
3.50%, 05/15/29	1,853	2,013,685
3.63%, 02/12/24	1,654	1,748,321
4.00%, 06/20/42	614	705,317
4.15%, 05/15/39	1,465	1,710,392
4.25%, 05/15/49	2,228	2,749,273
4.70%, 02/19/46	415	538,098
5.60%, 11/30/39	660	910,402
5.88%, 11/29/32	833	1,099,481
6.22%, 08/01/27	212	260,715
6.50%, 01/15/28(a)	253	316,479
7.00%, 10/30/25(a)	911	1,103,270
7.13%, 12/01/96	140	270,468
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(b)	625	609,803
2.70%, 10/15/28 (Call 08/15/28)(b)	375	362,310
3.15%, 10/15/31 (Call 07/15/31)(b)	165	158,857
4.10%, 10/15/41 (Call 04/15/41)(b)	655	636,809
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	895	866,825
2.95%, 05/15/23 (Call 04/15/23)	303	311,359
3.63%, 05/15/25 (Call 04/15/25)	447	476,529
4.38%, 05/15/30 (Call 02/15/30)	793	890,487
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(b)	200	205,320
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	510	517,287
2.38%, 06/22/27 (Call 04/22/27)	855	874,429
2.70%, 06/22/30 (Call 03/22/30)	958	970,857
3.30%, 09/29/24 (Call 07/29/24)	863	910,527
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)(a)	378	379,556
		135,462,966
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	390	396,700
2.10%, 05/01/23(a)	56	57,179
3.25%, 03/15/24	535	564,072
3.70%, 08/01/47 (Call 02/01/47)	667	826,375
4.00%, 08/15/45	476	609,469
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	590	589,004
2.00%, 12/01/24 (Call 11/01/24)	710	728,643
2.38%, 12/01/29 (Call 09/01/29)	557	572,495
2.60%, 04/15/30 (Call 01/15/30)	635	659,945
3.13%, 12/01/49 (Call 06/01/49)(a)	749	823,642
3.15%, 03/15/27 (Call 12/15/26)	355	382,603
3.70%, 08/15/42	272	312,236
4.15%, 03/15/47 (Call 09/15/46)	535	669,713
4.38%, 06/15/45 (Call 12/15/44)	274	350,600
6.00%, 05/15/37	186	267,515
Procter & Gamble Co. (The)
0.55%, 10/29/25	718	700,895
1.00%, 04/23/26	450	445,698
1.20%, 10/29/30	952	902,468
1.95%, 04/23/31	575	583,026

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.45%, 11/03/26	$1,028	$1,082,677
2.70%, 02/02/26	684	725,434
2.80%, 03/25/27	479	508,967
2.85%, 08/11/27(a)	837	891,678
3.00%, 03/25/30	1,343	1,461,700
3.10%, 08/15/23	334	348,528
3.50%, 10/25/47(a)	330	410,301
3.55%, 03/25/40	645	753,159
3.60%, 03/25/50	230	289,215
5.50%, 02/01/34	175	236,258
5.55%, 03/05/37	70	100,786
Unilever Capital Corp.
0.38%, 09/14/23(a)	125	124,335
0.63%, 08/12/24 (Call 08/12/22)	15	14,873
1.38%, 09/14/30 (Call 06/14/30)	350	332,558
1.75%, 08/12/31 (Call 05/12/31)(a)	605	588,541
2.00%, 07/28/26	510	523,530
2.13%, 09/06/29 (Call 06/06/29)	800	815,504
2.60%, 05/05/24 (Call 03/05/24)	834	865,049
2.90%, 05/05/27 (Call 02/05/27)	925	982,710
3.10%, 07/30/25	915	974,569
3.13%, 03/22/23 (Call 02/22/23)	390	401,430
3.25%, 03/07/24 (Call 02/07/24)	551	578,936
3.38%, 03/22/25 (Call 01/22/25)(a)	235	251,353
3.50%, 03/22/28 (Call 12/22/27)(a)	970	1,069,425
5.90%, 11/15/32	472	634,550
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	880	880,374
		26,288,718
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	268	284,793
4.50%, 10/24/28 (Call 07/24/28)(b)	858	989,279
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(a)(b)	250	245,398
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	858	874,385
3.75%, 05/15/46 (Call 11/15/45)	580	693,148
4.20%, 05/15/47 (Call 11/15/46)	196	249,520
4.60%, 06/15/45 (Call 12/15/44)	858	1,121,984
		4,458,507
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	700	697,889
1.65%, 10/29/24 (Call 09/29/24)	4,640	4,631,631
1.75%, 01/30/26 (Call 12/30/25)	725	710,729
2.45%, 10/29/26 (Call 09/29/26)	4,495	4,506,308
2.88%, 08/14/24 (Call 07/14/24)(a)	630	650,272
3.00%, 10/29/28 (Call 08/29/28)(a)	2,965	2,985,764
3.15%, 02/15/24 (Call 01/15/24)	751	775,372
3.30%, 01/23/23 (Call 12/23/22)	625	639,847
3.30%, 01/30/32 (Call 10/30/31)	3,360	3,385,637
3.40%, 10/29/33 (Call 07/29/33)	1,160	1,167,800
3.50%, 01/15/25 (Call 11/15/24)	655	684,452
3.65%, 07/21/27 (Call 04/21/27)(a)	632	668,981
3.85%, 10/29/41 (Call 04/29/41)	300	309,544
3.88%, 01/23/28 (Call 10/23/27)(a)	573	609,534
4.13%, 07/03/23 (Call 06/03/23)	598	623,589
4.45%, 10/01/25 (Call 08/01/25)	220	237,777
4.45%, 04/03/26 (Call 02/03/26)	430	466,486
4.50%, 09/15/23 (Call 08/15/23)	927	976,476
Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 10/15/27 (Call 08/15/27)(a)	$523	$578,020
4.88%, 01/16/24 (Call 12/16/23)	455	486,180
6.50%, 07/15/25 (Call 06/15/25)	924	1,056,989
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	280	299,026
3.50%, 08/01/25	160	170,904
4.25%, 02/15/24(a)	255	272,197
AIG Global Funding
0.45%, 12/08/23(a)(b)	397	393,284
0.65%, 06/17/24(b)	652	643,697
0.80%, 07/07/23(b)	677	677,323
0.90%, 09/22/25(b)	1,463	1,429,275
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	635	626,040
0.80%, 08/18/24 (Call 07/18/24)	120	117,771
1.88%, 08/15/26 (Call 07/15/26)	363	357,404
2.10%, 09/01/28 (Call 07/01/28)	500	483,732
2.25%, 01/15/23	172	174,669
2.30%, 02/01/25 (Call 01/01/25)(a)	912	925,936
2.75%, 01/15/23 (Call 12/15/22)	657	669,708
2.88%, 01/15/26 (Call 12/15/25)(a)	1,259	1,292,135
3.00%, 09/15/23 (Call 07/15/23)	799	821,593
3.00%, 02/01/30 (Call 11/01/29)	843	850,101
3.13%, 12/01/30 (Call 09/01/30)	524	533,469
3.25%, 03/01/25 (Call 01/01/25)	783	815,702
3.25%, 10/01/29 (Call 07/01/29)	730	746,196
3.38%, 07/01/25 (Call 06/01/25)	397	416,158
3.63%, 04/01/27 (Call 01/01/27)	508	538,491
3.63%, 12/01/27 (Call 09/01/27)(a)	425	447,588
3.75%, 06/01/26 (Call 04/01/26)	681	724,127
3.88%, 07/03/23 (Call 06/03/23)	707	737,542
4.25%, 02/01/24 (Call 01/01/24)	724	766,404
4.25%, 09/15/24 (Call 06/15/24)	455	486,737
4.63%, 10/01/28 (Call 07/01/28)	575	640,536
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	25	25,130
4.13%, 05/01/24 (Call 02/01/24)(a)	86	90,352
4.25%, 06/15/26 (Call 04/15/26)	683	736,430
4.40%, 09/25/23 (Call 08/25/23)	693	728,428
5.00%, 04/01/23	529	555,516
5.25%, 08/11/25 (Call 07/11/25)(b)	865	953,707
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	860	863,803
2.20%, 11/02/28 (Call 09/02/28)(a)	490	485,605
3.05%, 06/05/23 (Call 05/05/23)	659	676,605
3.88%, 05/21/24 (Call 04/21/24)	844	889,602
4.63%, 03/30/25	164	179,058
5.13%, 09/30/24	624	683,710
5.80%, 05/01/25 (Call 04/01/25)(a)	523	591,066
8.00%, 11/01/31	2,125	2,985,381
American Express Co.
0.75%, 11/03/23	200	199,603
1.65%, 11/04/26 (Call 10/04/26)	300	299,460
2.50%, 07/30/24 (Call 06/30/24)	1,494	1,542,361
2.65%, 12/02/22	816	833,666
3.00%, 10/30/24 (Call 09/29/24)	1,284	1,348,233
3.13%, 05/20/26 (Call 04/20/26)(a)	748	793,874
3.40%, 02/27/23 (Call 01/27/23)	635	655,543
3.40%, 02/22/24 (Call 01/22/24)	1,307	1,371,270
3.63%, 12/05/24 (Call 11/04/24)(a)	629	671,062

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.70%, 08/03/23 (Call 07/03/23)	$1,312	$1,371,185
4.05%, 12/03/42	565	680,500
4.20%, 11/06/25 (Call 10/06/25)	953	1,053,157
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	1,799	1,931,111
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	356	376,973
3.00%, 04/02/25 (Call 03/02/25)	14	14,723
3.70%, 10/15/24(a)	525	564,840
4.00%, 10/15/23	1,076	1,140,225
Andrew W Mellon Foundation (The), Series 2020, 0.95%,
08/01/27 (Call 06/01/27)	850	826,943
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	560	549,439
3.95%, 07/15/26 (Call 06/15/26)(b)	605	625,824
6.00%, 08/15/23 (Call 07/15/23)(b)	107	114,679
Apollo Management Holdings LP
4.00%, 05/30/24(b)	697	743,600
4.95%, 01/14/50 (Call 12/17/24)(b)(c)	130	134,590
Ares Finance Co. II LLC, 3.25%, 06/15/30
(Call 03/15/30)(b)	95	98,333
Ares Finance Co. III LLC, 4.13%, 06/30/51
(Call 06/30/26)(a)(b)(c)	310	312,868
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	385	377,856
1.95%, 09/20/26 (Call 08/20/26)(b)	2,080	2,033,771
3.50%, 11/01/27 (Call 07/01/27)(a)(b)	847	879,475
3.88%, 05/01/23 (Call 04/01/23)(b)	309	319,886
4.13%, 08/01/25 (Call 06/01/25)(b)	385	410,016
4.38%, 01/30/24 (Call 12/30/23)(b)	520	548,499
4.88%, 10/01/25 (Call 07/01/25)(b)	394	428,738
5.50%, 12/15/24 (Call 11/15/24)(b)	465	511,942
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	410	401,422
2.53%, 11/18/27 (Call 10/18/27)(b)	1,883	1,836,301
2.75%, 02/21/28 (Call 12/21/27)(a)(b)	1,080	1,058,474
2.88%, 02/15/25 (Call 01/15/25)(b)	490	500,492
3.25%, 02/15/27 (Call 12/15/26)(b)	155	157,534
3.95%, 07/01/24 (Call 06/01/24)(b)	946	991,500
4.25%, 04/15/26 (Call 03/15/26)(b)	372	397,140
4.38%, 05/01/26 (Call 03/01/26)(b)	930	996,549
5.13%, 10/01/23 (Call 09/01/23)(b)	95	100,562
5.25%, 05/15/24 (Call 04/15/24)(b)	1,065	1,146,066
5.50%, 01/15/26 (Call 12/15/25)(b)	380	421,777
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	530	557,536
4.38%, 12/15/25 (Call 09/15/25)	128	137,587
5.38%, 07/24/23	95	100,870
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)(b)	486	457,793
1.63%, 08/05/28 (Call 06/05/28)(b)	295	286,520
2.00%, 01/30/32 (Call 10/30/31)(b)	653	631,853
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	793	811,371
2.80%, 09/30/50 (Call 03/30/50)(b)	521	506,976
2.85%, 08/05/51 (Call 02/05/51)(a)(b)	600	590,730
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	400	424,191
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	560	614,037
4.00%, 10/02/47 (Call 04/02/47)(b)	114	133,020
4.45%, 07/15/45(b)	225	286,824
5.00%, 06/15/44(b)	65	85,101
Security	Par (000)	Value

Diversified Financial Services (continued)
6.25%, 08/15/42(b)	$210	$309,772
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	170	167,992
2.63%, 12/15/26 (Call 11/15/26)(b)	700	680,464
3.25%, 03/15/27 (Call 02/15/27)(b)	2,000	1,999,140
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	469	459,772
4.13%, 10/07/51 (Call 04/07/51)(b)	145	149,525
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	690	687,364
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	531	543,034
3.25%, 04/29/25 (Call 03/29/25)(b)	282	294,281
3.50%, 10/10/24 (Call 09/10/24)(b)	1,094	1,151,746
3.50%, 09/18/27 (Call 06/18/27)(b)	925	976,351
3.88%, 04/27/26 (Call 01/27/26)(b)	890	949,484
BOC Aviation USA Corp., 1.63%, 04/29/24
(Call 03/29/24)(b)	200	200,568
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)	430	420,214
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	710	720,522
3.50%, 03/30/51 (Call 09/30/50)	430	459,888
3.90%, 01/25/28 (Call 10/25/27)	604	667,349
4.00%, 04/01/24 (Call 02/01/24)(a)	859	910,026
4.25%, 06/02/26 (Call 03/02/26)(a)	437	483,720
4.35%, 04/15/30 (Call 01/15/30)	379	429,970
4.70%, 09/20/47 (Call 03/20/47)	486	601,942
4.85%, 03/29/29 (Call 12/29/28)	811	946,927
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	684	728,239
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	476	512,015
Capital One Bank USA N.A., 3.38%, 02/15/23	794	817,259
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(c)	1,000	994,436
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(c)	730	696,772
2.60%, 05/11/23 (Call 04/11/23)	775	794,325
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(c)	650	646,414
3.20%, 01/30/23 (Call 12/30/22)	548	562,880
3.20%, 02/05/25 (Call 01/05/25)	920	967,647
3.30%, 10/30/24 (Call 09/30/24)	1,439	1,517,052
3.50%, 06/15/23	865	898,780
3.65%, 05/11/27 (Call 04/11/27)	1,370	1,481,468
3.75%, 04/24/24 (Call 03/24/24)	719	760,437
3.75%, 07/28/26 (Call 06/28/26)	970	1,040,625
3.75%, 03/09/27 (Call 02/09/27)	1,152	1,247,208
3.80%, 01/31/28 (Call 12/31/27)	684	748,767
3.90%, 01/29/24 (Call 12/29/23)	1,398	1,475,396
4.20%, 10/29/25 (Call 09/29/25)	1,380	1,500,906
4.25%, 04/30/25 (Call 03/31/25)	763	828,858
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	913	874,486
3.65%, 01/12/27 (Call 10/12/26)	1,151	1,258,623
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	1,300	1,294,282
0.90%, 03/11/26 (Call 02/11/26)	1,055	1,032,666
1.15%, 05/13/26 (Call 04/13/26)	1,105	1,092,668
1.65%, 03/11/31 (Call 12/11/30)(a)	669	642,644
1.95%, 12/01/31 (Call 09/01/31)	312	308,095
2.00%, 03/20/28 (Call 01/20/28)	950	959,685
2.30%, 05/13/31 (Call 02/13/31)	455	461,623
2.65%, 01/25/23 (Call 12/25/22)	751	767,470

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.75%, 10/01/29 (Call 07/01/29)	$692	$730,205
3.00%, 03/10/25 (Call 12/10/24)	201	211,665
3.20%, 03/02/27 (Call 12/02/26)	507	544,730
3.20%, 01/25/28 (Call 10/25/27)	220	238,174
3.25%, 05/22/29 (Call 02/22/29)(a)	510	553,720
3.30%, 04/01/27 (Call 01/01/27)	669	719,392
3.45%, 02/13/26 (Call 11/13/25)	320	344,871
3.55%, 02/01/24 (Call 01/01/24)	519	547,936
3.63%, 04/01/25 (Call 01/01/25)	461	493,292
3.85%, 05/21/25 (Call 03/21/25)	754	816,282
4.00%, 02/01/29 (Call 11/01/28)(a)	599	675,323
4.20%, 03/24/25 (Call 02/24/25)	475	519,214
4.63%, 03/22/30 (Call 12/22/29)(a)	435	520,716
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	1,170	1,268,396
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,870	1,974,977
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	654	672,591
4.10%, 06/15/51 (Call 12/15/50)(a)	620	688,312
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(a)(b)	95	95,503
Citadel LP
4.88%, 01/15/27 (Call 11/15/26)(a)(b)	668	716,736
5.38%, 01/17/23 (Call 12/17/22)(b)	250	259,276
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	1,048	1,104,728
3.75%, 06/15/28 (Call 03/15/28)	857	958,964
4.15%, 06/15/48 (Call 12/15/47)(a)	261	342,810
5.30%, 09/15/43 (Call 03/15/43)	963	1,353,950
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	1,409	2,009,810
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	265	274,275
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	567	602,113
3.95%, 11/06/24 (Call 08/06/24)	340	363,199
4.10%, 02/09/27 (Call 11/09/26)	567	617,703
4.50%, 01/30/26 (Call 11/30/25)	506	555,071
Drawbridge Special Opportunities Fund LP/Drawbridge
Special Opportunities Fin, 3.88%, 02/15/26
(Call 12/15/25)(b)	748	762,570
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	236	254,358
FMR LLC
6.45%, 11/15/39(b)	400	591,252
7.57%, 06/15/29(b)	80	111,410
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	392	372,893
2.85%, 03/30/25(a)	202	212,559
2.95%, 08/12/51 (Call 02/12/51)	365	361,846
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	175	186,254
Invesco Finance PLC
3.75%, 01/15/26(a)	493	534,717
4.00%, 01/30/24	476	504,576
5.38%, 11/30/43	405	539,526
Janus Capital Group Inc., 4.88%, 08/01/25
(Call 05/01/25)(a)	290	319,297
Jefferies Financial Group Inc., 6.63%, 10/23/43
(Call 07/23/43)	300	412,966
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)(a)	290	288,889
6.25%, 01/15/36	560	746,365
6.45%, 06/08/27(a)	457	559,512
6.50%, 01/20/43(a)	319	446,254
Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)(a)	$200	$196,172
4.15%, 01/23/30	696	774,099
4.85%, 01/15/27	608	693,595
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(a)(b)	535	711,396
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	430	462,899
3.75%, 02/13/25	56	59,829
4.38%, 03/11/29 (Call 12/11/28)	562	633,713
4.50%, 09/19/28 (Call 06/19/28)	771	883,410
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	360	373,257
Legg Mason Inc.
3.95%, 07/15/24	466	499,389
4.75%, 03/15/26	482	544,331
5.63%, 01/15/44	316	440,479
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(a)(b)	630	623,563
1.38%, 04/06/26 (Call 03/06/26)(b)	1,005	990,182
2.00%, 04/06/28 (Call 02/06/28)(b)	907	900,846
2.50%, 04/06/31 (Call 01/06/31)(b)	1,330	1,341,861
3.20%, 04/06/41 (Call 10/06/40)(b)	826	857,487
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	595	595,570
2.00%, 03/03/25 (Call 02/03/25)	801	823,395
2.00%, 11/18/31 (Call 08/18/31)	1,000	1,000,379
2.95%, 11/21/26 (Call 08/21/26)(a)	723	771,760
2.95%, 06/01/29 (Call 03/01/29)	1,148	1,233,087
2.95%, 03/15/51 (Call 09/15/50)	346	366,201
3.30%, 03/26/27 (Call 01/26/27)	953	1,031,373
3.35%, 03/26/30 (Call 12/26/29)	695	767,252
3.38%, 04/01/24	1,037	1,095,548
3.50%, 02/26/28 (Call 11/26/27)	611	672,591
3.65%, 06/01/49 (Call 12/01/48)(a)	902	1,053,272
3.80%, 11/21/46 (Call 05/21/46)(a)	390	461,543
3.85%, 03/26/50 (Call 09/26/49)	1,289	1,542,141
3.95%, 02/26/48 (Call 08/26/47)	540	654,487
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	400	419,380
3.64%, 04/13/25 (Call 03/13/25)(b)	235	249,985
3.96%, 09/19/23 (Call 08/19/23)(a)(b)	800	840,370
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	856	798,853
2.50%, 12/21/40 (Call 06/21/40)	540	504,708
3.25%, 04/28/50 (Call 10/28/49)	395	407,099
3.85%, 06/30/26 (Call 03/30/26)	906	992,353
4.25%, 06/01/24 (Call 03/01/24)(a)	615	657,836
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	205	228,143
4.88%, 04/15/45 (Call 10/15/44)(a)(b)	100	119,850
Nomura Holdings Inc.
1.65%, 07/14/26	900	885,468
1.85%, 07/16/25	481	483,092
2.17%, 07/14/28	844	828,249
2.61%, 07/14/31	920	906,790
2.65%, 01/16/25	1,470	1,520,089
2.68%, 07/16/30(a)	1,294	1,303,563
3.10%, 01/16/30	750	775,974
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,150	1,243,452

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	$730	$819,105
ORIX Corp.
2.25%, 03/09/31	575	577,369
3.25%, 12/04/24(a)	1,050	1,108,732
3.70%, 07/18/27(a)	245	267,723
4.05%, 01/16/24	88	93,415
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	221	237,987
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	710	809,902
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	485	653,628
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	804	826,945
6.15%, 12/06/28(b)	300	356,693
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	925	1,045,390
4.65%, 04/01/30 (Call 01/01/30)	567	660,169
4.95%, 07/15/46	394	517,115
REC Ltd.
4.75%, 05/19/23(b)	265	276,514
5.25%, 11/13/23(b)	1,095	1,166,871
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	350	387,256
4.25%, 07/18/24(a)	610	654,447
SURA Asset Management SA, 4.38%, 04/11/27(b)	70	74,498
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	1,155	1,143,789
3.70%, 08/04/26 (Call 05/04/26)	347	369,881
3.95%, 12/01/27 (Call 09/01/27)	661	713,629
4.25%, 08/15/24 (Call 05/15/24)	857	912,358
4.38%, 03/19/24 (Call 02/19/24)	1,004	1,064,456
4.50%, 07/23/25 (Call 04/23/25)	879	954,238
5.15%, 03/19/29 (Call 12/19/28)	323	375,478
USAA Capital Corp.
0.50%, 05/01/24(b)	410	406,168
1.50%, 05/01/23(b)	275	278,387
2.13%, 05/01/30 (Call 02/01/30)(b)	370	373,912
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	494	473,137
1.10%, 02/15/31 (Call 11/15/30)(a)	1,262	1,175,326
1.90%, 04/15/27 (Call 02/15/27)	1,390	1,412,459
2.00%, 08/15/50 (Call 02/15/50)(a)	1,917	1,696,066
2.05%, 04/15/30 (Call 01/15/30)	1,116	1,126,183
2.70%, 04/15/40 (Call 10/15/39)	923	942,994
2.75%, 09/15/27 (Call 06/15/27)	630	668,302
3.15%, 12/14/25 (Call 09/14/25)	1,894	2,026,537
3.65%, 09/15/47 (Call 03/15/47)	1,005	1,179,783
4.15%, 12/14/35 (Call 06/14/35)	1,304	1,558,800
4.30%, 12/14/45 (Call 06/14/45)	1,938	2,451,441
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	719	703,630
2.75%, 03/15/31 (Call 12/15/30)	111	110,600
2.85%, 01/10/25 (Call 12/10/24)	532	553,202
4.25%, 06/09/23 (Call 05/09/23)	106	110,989
6.20%, 11/17/36	522	653,244
6.20%, 06/21/40(a)	530	684,981
		231,722,931
Electric — 8.0%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,000	986,280
3.40%, 04/29/51 (Call 10/29/50)(a)(b)	400	415,894
3.63%, 01/12/23(b)	255	262,199
Security	Par (000)	Value

Electric (continued)
4.00%, 10/03/49(b)	$695	$788,814
4.38%, 04/23/25(b)	1,681	1,826,487
4.38%, 06/22/26(b)	375	415,749
4.88%, 04/23/30(b)	335	395,756
6.50%, 10/27/36(a)(b)	564	798,291
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	300	292,664
3.95%, 02/12/30(b)	250	249,851
Adani Transmission Ltd.
4.00%, 08/03/26(b)	590	621,659
4.25%, 05/21/36(a)(b)	452	464,353
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	325	340,114
3.80%, 10/01/47 (Call 04/01/47)	390	434,252
3.85%, 10/01/25 (Call 07/01/25)(b)	271	289,331
3.95%, 06/01/28 (Call 03/01/28)	479	529,263
Series E, 6.65%, 02/15/33	224	301,441
Series G, 4.15%, 05/01/49 (Call 11/01/48)	370	433,271
Series H, 3.45%, 01/15/50 (Call 07/15/49)	345	360,730
Series I, 2.10%, 07/01/30 (Call 04/01/30)	942	908,242
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	425	451,174
3.15%, 09/15/49 (Call 03/15/49)	220	228,763
3.75%, 12/01/47 (Call 06/01/47)	292	335,846
3.80%, 06/15/49 (Call 12/15/48)	435	502,241
4.00%, 12/01/46 (Call 06/01/46)	300	356,117
4.25%, 09/15/48 (Call 03/15/48)	330	405,572
Series M, 3.65%, 04/01/50 (Call 10/01/49)	210	237,703
Series N, 2.75%, 08/15/51 (Call 02/15/51)	327	320,203
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(a)	675	655,536
2.45%, 01/15/31 (Call 10/15/30)(a)	615	602,007
3.30%, 07/15/25 (Call 06/15/25)(b)	747	781,422
3.95%, 07/15/30 (Call 04/15/30)(b)	814	877,565
AES Panama Generation Holdings SRL, 4.38%, 05/31/30
(Call 02/28/30)(b)	905	917,453
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	50	51,953
3.00%, 03/15/52 (Call 09/15/51)	295	300,118
3.13%, 07/15/51 (Call 01/15/51)(a)	575	600,960
3.45%, 10/01/49 (Call 04/01/49)(a)	604	652,742
3.75%, 03/01/45 (Call 09/01/44)	110	123,598
3.85%, 12/01/42	445	507,387
4.10%, 01/15/42	100	113,520
4.15%, 08/15/44 (Call 02/15/44)	306	362,753
4.30%, 01/02/46 (Call 07/02/45)	205	248,945
5.50%, 03/15/41	85	113,175
5.70%, 02/15/33	120	155,650
6.00%, 03/01/39	406	571,969
6.13%, 05/15/38	185	261,110
Series 11-C, 5.20%, 06/01/41	341	441,254
Series 13-A, 3.55%, 12/01/23(a)	123	129,133
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	660	620,471
Series A, 4.30%, 07/15/48 (Call 01/15/48)	416	512,069
Series B, 3.70%, 12/01/47 (Call 06/01/47)	531	597,234
Alexander Funding Trust, 1.84%, 11/15/23(b)	596	601,907
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	390	371,475
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 05/15/23)(b)	511	530,661
4.25%, 06/15/28 (Call 03/15/28)(b)	448	500,193

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	$440	$427,349
1.95%, 03/15/27 (Call 02/15/27)	540	539,587
2.50%, 09/15/24 (Call 08/15/24)	1,010	1,041,680
3.50%, 01/15/31 (Call 10/15/30)(a)	777	843,987
3.65%, 02/15/26 (Call 11/15/25)	446	477,919
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	490	510,975
3.25%, 03/01/25 (Call 12/01/24)	235	247,802
3.25%, 03/15/50 (Call 09/15/49)	485	527,409
3.70%, 12/01/47 (Call 06/01/47)	465	547,269
3.80%, 05/15/28 (Call 02/15/28)	75	83,483
4.15%, 03/15/46 (Call 09/15/45)	270	329,187
4.30%, 07/01/44 (Call 01/01/44)(a)	163	197,054
4.50%, 03/15/49 (Call 09/15/48)	264	345,544
4.80%, 12/15/43 (Call 06/15/43)	140	177,506
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	595	583,455
3.20%, 11/13/27 (Call 08/13/27)(a)	678	719,083
3.25%, 03/01/50 (Call 09/01/49)(a)	352	352,362
3.88%, 02/15/62 (Call 11/15/26)(c)	200	199,387
Series J, 4.30%, 12/01/28 (Call 09/01/28)	617	690,420
Series M, 0.75%, 11/01/23 (Call 12/31/21)	213	211,158
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	585	570,302
American Transmission Systems Inc., 5.00%, 09/01/44
(Call 03/01/44)(b)	353	456,280
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	275	291,267
4.40%, 05/15/44 (Call 11/15/43)	259	305,788
4.45%, 06/01/45 (Call 12/01/44)	338	407,328
7.00%, 04/01/38	148	217,467
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	185	188,501
Series L, 5.80%, 10/01/35	35	45,145
Series P, 6.70%, 08/15/37(a)	360	507,060
Series X, 3.30%, 06/01/27 (Call 03/01/27)	170	181,178
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	462	573,534
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	370	407,905
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	640	624,735
2.55%, 09/15/26 (Call 06/15/26)(a)	325	336,035
2.60%, 08/15/29 (Call 05/15/29)	355	363,213
2.65%, 09/15/50 (Call 03/15/50)	410	379,967
2.95%, 09/15/27 (Call 06/15/27)	270	284,715
3.15%, 05/15/25 (Call 02/15/25)	152	159,702
3.35%, 06/15/24 (Call 03/15/24)	275	287,548
3.35%, 05/15/50 (Call 11/15/49)(a)	390	413,363
3.50%, 12/01/49 (Call 06/01/49)	328	354,312
3.75%, 05/15/46 (Call 11/15/45)	310	347,006
4.20%, 08/15/48 (Call 02/15/48)	395	469,806
4.25%, 03/01/49 (Call 09/01/48)	385	462,433
4.35%, 11/15/45 (Call 05/15/45)	270	321,639
4.50%, 04/01/42 (Call 10/01/41)	343	407,631
4.70%, 01/15/44 (Call 07/15/43)	30	36,590
5.05%, 09/01/41 (Call 03/01/41)	360	459,080
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	275	275,772
4.00%, 10/15/28 (Call 07/15/28)	438	489,746
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28
(Call 05/01/28)(b)	35	39,488

Security	Par (000)	Value

Electric (continued)
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	$737	$772,866
3.20%, 04/15/25 (Call 03/15/25)	618	652,194
3.80%, 06/01/29 (Call 03/01/29)	639	703,155
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)(a)	400	504,172
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	302	311,709
2.90%, 06/15/50 (Call 12/15/49)(a)	345	349,039
3.20%, 09/15/49 (Call 03/15/49)	294	311,115
3.35%, 07/01/23 (Call 04/01/23)	354	366,048
3.50%, 08/15/46 (Call 02/15/46)	576	635,571
3.75%, 08/15/47 (Call 02/15/47)	119	137,670
4.25%, 09/15/48 (Call 03/15/48)	375	470,377
6.35%, 10/01/36	322	458,644
Baltimore Gas and Electric Co., 2.25%, 06/15/31
(Call 03/15/31)	540	538,566
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(a)(b)	130	164,548
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	630	599,193
2.80%, 01/15/23 (Call 12/15/22)(a)	350	357,583
2.85%, 05/15/51 (Call 11/15/50)	1,120	1,089,107
3.25%, 04/15/28 (Call 01/15/28)	680	732,051
3.50%, 02/01/25 (Call 11/01/24)	789	838,958
3.70%, 07/15/30 (Call 04/15/30)	531	591,097
3.75%, 11/15/23 (Call 08/15/23)	395	415,684
3.80%, 07/15/48 (Call 01/15/48)	578	653,864
4.05%, 04/15/25 (Call 03/15/25)(a)	555	603,900
4.25%, 10/15/50 (Call 04/15/50)	643	795,629
4.45%, 01/15/49 (Call 07/15/48)	214	265,747
4.50%, 02/01/45 (Call 08/01/44)	659	812,488
5.15%, 11/15/43 (Call 05/15/43)	618	808,364
5.95%, 05/15/37	219	299,952
6.13%, 04/01/36	1,296	1,770,751
8.48%, 09/15/28(a)	125	174,353
Black Hills Corp.
1.04%, 08/23/24 (Call 02/23/22)(a)	235	232,848
2.50%, 06/15/30 (Call 03/15/30)	298	296,673
3.05%, 10/15/29 (Call 07/15/29)	695	724,663
3.15%, 01/15/27 (Call 07/15/26)(a)	70	73,478
3.88%, 10/15/49 (Call 04/15/49)	115	128,534
3.95%, 01/15/26 (Call 07/15/25)(a)	335	359,551
4.20%, 09/15/46 (Call 03/15/46)	346	401,316
4.25%, 11/30/23 (Call 08/30/23)	661	697,203
4.35%, 05/01/33 (Call 02/01/33)	414	475,283
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	518	582,247
3.95%, 03/01/48 (Call 09/01/47)	269	324,149
4.50%, 04/01/44 (Call 10/01/43)	562	717,040
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	325	344,238
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	396	500,896
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	421	435,729
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	225	229,424
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	150	168,218
Series K2, 6.95%, 03/15/33	95	132,573
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	445	460,203
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	400	393,122
2.50%, 09/01/24 (Call 08/01/24)	482	495,170
2.65%, 06/01/31 (Call 03/01/31)(a)	525	529,948

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.95%, 03/01/30 (Call 12/01/29)	$457	$471,054
3.70%, 09/01/49 (Call 03/01/49)(a)	560	617,736
3.85%, 02/01/24 (Call 01/01/24)	645	678,281
4.25%, 11/01/28 (Call 08/01/28)	155	173,916
CEZ AS, 5.63%, 04/03/42(a)(b)	200	252,625
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	84	85,326
3.74%, 05/01/26 (Call 02/01/26)	562	599,240
4.97%, 05/01/46 (Call 11/01/45)(a)	330	410,942
Cleco Power LLC, 6.00%, 12/01/40(a)	370	512,917
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	190	200,511
4.55%, 11/15/30 (Call 08/15/30)(b)	415	479,029
5.50%, 08/15/24	75	83,194
5.95%, 12/15/36	667	892,407
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	554	577,580
3.00%, 05/15/26 (Call 02/15/26)	365	383,205
3.45%, 08/15/27 (Call 05/15/27)(a)	140	151,129
3.60%, 11/15/25 (Call 08/15/25)(a)	284	303,098
3.75%, 12/01/50 (Call 09/01/30)(c)	299	294,022
3.88%, 03/01/24 (Call 12/01/23)	220	231,789
4.70%, 03/31/43 (Call 09/30/42)	110	134,831
4.75%, 06/01/50 (Call 03/01/30)(c)	412	452,685
4.88%, 03/01/44 (Call 09/01/43)	238	301,975
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(b)	200	198,702
3.95%, 10/11/27 (Call 07/11/27)(b)	370	392,666
Cometa Energia SA de CV, 6.38%, 04/24/35
(Call 01/24/35)(b)	360	400,504
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	830	792,658
3.88%, 07/26/33 (Call 04/26/33)(b)	805	768,372
4.68%, 02/09/51 (Call 08/09/50)(b)	1,195	1,106,881
4.75%, 02/23/27(b)	1,200	1,321,812
4.88%, 01/15/24(a)(b)	1,534	1,626,055
5.75%, 02/14/42(b)	645	693,381
6.13%, 06/16/45(b)	5	5,788
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	342	345,199
2.55%, 06/15/26 (Call 03/15/26)	588	613,301
3.00%, 03/01/50 (Call 09/01/49)	376	388,820
3.65%, 06/15/46 (Call 12/15/45)	469	536,350
3.70%, 08/15/28 (Call 05/15/28)	614	681,377
3.70%, 03/01/45 (Call 09/01/44)	557	644,682
3.80%, 10/01/42 (Call 04/01/42)	354	406,461
4.00%, 03/01/48 (Call 09/01/47)(a)	375	448,525
4.00%, 03/01/49 (Call 09/01/48)	430	516,492
4.35%, 11/15/45 (Call 05/15/45)	335	417,791
4.60%, 08/15/43 (Call 02/15/43)	159	202,919
4.70%, 01/15/44 (Call 07/15/43)	345	443,177
6.45%, 01/15/38	349	511,691
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	430	456,396
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	523	614,744
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	266	285,883
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	450	473,787
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	640	634,880
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	136	138,261
4.00%, 04/01/48 (Call 10/01/47)	720	884,880
Security	Par (000)	Value

Electric (continued)
4.30%, 04/15/44 (Call 10/15/43)	$465	$570,847
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	729	711,159
Series A, 2.05%, 07/01/31 (Call 04/01/31)	375	372,703
Series A, 3.20%, 03/15/27 (Call 12/15/26)	687	737,877
Series A, 4.15%, 06/01/45 (Call 12/01/44)	65	80,775
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	480	483,099
3.30%, 12/01/24 (Call 09/01/24)(a)	35	36,861
3.60%, 06/15/61 (Call 12/15/60)	360	392,130
3.70%, 11/15/59 (Call 05/15/59)(a)	398	432,469
3.80%, 05/15/28 (Call 02/15/28)(a)	210	231,460
3.85%, 06/15/46 (Call 12/15/45)	516	577,373
3.95%, 03/01/43 (Call 09/01/42)	300	331,427
4.45%, 03/15/44 (Call 09/15/43)	787	938,306
4.50%, 12/01/45 (Call 06/01/45)	515	622,043
4.50%, 05/15/58 (Call 11/15/57)	604	759,309
4.63%, 12/01/54 (Call 06/01/54)	605	770,404
5.70%, 06/15/40	260	351,846
Series 05-A, 5.30%, 03/01/35	359	455,265
Series 06-A, 5.85%, 03/15/36	105	139,643
Series 06-B, 6.20%, 06/15/36	25	34,740
Series 06-E, 5.70%, 12/01/36	465	610,621
Series 07-A, 6.30%, 08/15/37	343	483,280
Series 08-B, 6.75%, 04/01/38	454	667,581
Series 09-C, 5.50%, 12/01/39	388	512,066
Series 12-A, 4.20%, 03/15/42	384	438,483
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	489	547,398
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	811	874,342
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	530	618,064
Series A, 4.13%, 05/15/49 (Call 11/15/48)	585	695,217
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	105	108,739
Series B, 3.13%, 11/15/27 (Call 08/15/27)	752	792,787
Series C, 3.00%, 12/01/60 (Call 06/01/60)	545	521,705
Series C, 4.00%, 11/15/57 (Call 05/15/57)	450	516,639
Series C, 4.30%, 12/01/56 (Call 06/01/56)	596	715,333
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	65	73,208
Series E, 4.65%, 12/01/48 (Call 06/01/48)	478	596,678
Consolidated Edison Inc., Series A, 0.65%, 12/01/23
(Call 12/31/21)	820	814,496
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	485	532,673
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	115	114,396
2.50%, 05/01/60 (Call 11/01/59)	680	618,309
2.65%, 08/15/52 (Call 02/15/52)	110	108,941
3.10%, 08/15/50 (Call 02/15/50)	490	523,406
3.13%, 08/31/24 (Call 05/31/24)	400	418,570
3.25%, 08/15/46 (Call 02/15/46)	345	375,348
3.38%, 08/15/23 (Call 05/15/23)	201	208,604
3.50%, 08/01/51 (Call 02/01/51)	435	496,202
3.75%, 02/15/50 (Call 08/15/49)	398	468,832
3.80%, 11/15/28 (Call 08/15/28)	551	616,201
3.95%, 05/15/43 (Call 11/15/42)	275	321,186
3.95%, 07/15/47 (Call 01/15/47)	295	356,542
4.05%, 05/15/48 (Call 11/15/47)(a)	463	568,653
4.10%, 11/15/45 (Call 05/15/45)	25	29,818
4.35%, 04/15/49 (Call 10/15/48)	406	519,696
4.35%, 08/31/64 (Call 02/28/64)	180	230,280
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	365	423,274

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	$253	$264,361
4.00%, 06/01/42 (Call 12/01/41)(a)	175	195,913
4.15%, 05/15/45 (Call 11/15/44)	446	532,302
Dominion Energy Inc.
2.45%, 01/15/23(b)	150	152,804
3.07%, 08/15/24(e)	780	812,022
3.90%, 10/01/25 (Call 07/01/25)	159	171,945
4.25%, 06/01/28 (Call 03/01/28)	378	423,825
4.70%, 12/01/44 (Call 06/01/44)	325	404,503
5.75%, 10/01/54 (Call 10/01/24),
(3 mo. LIBOR US + 3.057%)(c)	523	560,025
7.00%, 06/15/38	316	460,756
Series A, 1.45%, 04/15/26 (Call 03/15/26)	100	98,844
Series A, 3.30%, 03/15/25 (Call 02/15/25)	463	487,044
Series A, 4.60%, 03/15/49 (Call 09/15/48)	414	530,782
Series B, 3.30%, 04/15/41 (Call 10/15/40)	385	404,983
Series B, 3.60%, 03/15/27 (Call 01/15/27)	120	129,858
Series B, 5.95%, 06/15/35	595	788,852
Series C, 2.25%, 08/15/31 (Call 05/15/31)	610	598,672
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,251	1,328,004
Series C, 4.05%, 09/15/42 (Call 03/15/42)(a)	309	351,266
Series C, 4.90%, 08/01/41 (Call 02/01/41)	541	676,833
Series D, 2.85%, 08/15/26 (Call 05/15/26)	355	372,743
Series E, 6.30%, 03/15/33	145	192,790
Series F, 5.25%, 08/01/33	544	673,403
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)(a)	182	227,333
5.10%, 06/01/65 (Call 12/01/64)(a)	400	590,236
5.30%, 05/15/33(a)	145	185,031
5.45%, 02/01/41 (Call 08/01/40)(a)	235	321,318
6.05%, 01/15/38	550	780,847
6.63%, 02/01/32	462	630,984
Series A, 2.30%, 12/01/31 (Call 09/01/31)	100	100,644
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	324	327,538
2.95%, 03/01/50 (Call 09/01/49)	530	549,837
3.38%, 03/01/25 (Call 12/01/24)(a)	125	132,551
3.65%, 03/15/24 (Call 12/15/23)	140	147,496
3.70%, 03/15/45 (Call 09/15/44)	483	553,644
3.70%, 06/01/46 (Call 12/01/45)	369	422,546
3.75%, 08/15/47 (Call 02/15/47)	357	413,096
3.95%, 06/15/42 (Call 12/15/41)	99	112,645
3.95%, 03/01/49 (Call 09/01/48)(a)	449	541,859
4.30%, 07/01/44 (Call 01/01/44)	325	396,329
5.70%, 10/01/37	106	142,528
Series A, 1.90%, 04/01/28 (Call 02/01/28)	170	169,409
Series A, 4.00%, 04/01/43 (Call 10/01/42)	328	387,886
Series A, 4.05%, 05/15/48 (Call 11/15/47)	480	590,499
Series A, 6.63%, 06/01/36(a)	75	107,779
Series B, 3.25%, 04/01/51 (Call 10/01/50)	277	305,960
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	358	370,330
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	650	679,011
2.95%, 03/01/30 (Call 12/01/29)	454	471,033
Series C, 2.53%, 10/01/24	974	1,006,140
Series C, 3.40%, 06/15/29 (Call 03/15/29)	753	800,752
Series F, 1.05%, 06/01/25 (Call 05/01/25)	766	752,805
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	401	411,168
Security	Par (000)	Value

Electric (continued)
2.45%, 02/01/30 (Call 11/01/29)	$518	$526,294
2.50%, 03/15/23 (Call 01/15/23)	467	476,048
2.55%, 04/15/31 (Call 01/15/31)	280	285,912
2.95%, 12/01/26 (Call 09/01/26)	751	794,072
3.05%, 03/15/23 (Call 02/15/23)(a)	38	39,028
3.20%, 08/15/49 (Call 02/15/49)	422	448,514
3.45%, 04/15/51 (Call 10/15/50)	390	439,702
3.70%, 12/01/47 (Call 06/01/47)	577	651,026
3.75%, 06/01/45 (Call 12/01/44)	354	403,888
3.88%, 03/15/46 (Call 09/15/45)	318	368,998
3.95%, 11/15/28 (Call 08/15/28)	692	775,828
3.95%, 03/15/48 (Call 09/15/47)	389	456,158
4.00%, 09/30/42 (Call 03/30/42)	407	474,727
4.25%, 12/15/41 (Call 06/15/41)	655	780,281
5.30%, 02/15/40	362	483,120
6.00%, 01/15/38	152	212,055
6.05%, 04/15/38	457	643,127
6.10%, 06/01/37	449	618,093
6.45%, 10/15/32	435	581,310
Series A, 6.00%, 12/01/28	406	502,550
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	842	819,721
2.45%, 06/01/30 (Call 03/01/30)	691	685,589
2.55%, 06/15/31 (Call 03/15/31)	755	751,347
2.65%, 09/01/26 (Call 06/01/26)	902	934,545
3.15%, 08/15/27 (Call 05/15/27)	709	744,996
3.25%, 01/15/82 (Call 01/15/27)(c)	495	479,173
3.30%, 06/15/41 (Call 12/15/40)	655	668,257
3.40%, 06/15/29 (Call 03/15/29)	590	629,603
3.50%, 06/15/51 (Call 12/15/50)	365	382,635
3.75%, 04/15/24 (Call 01/15/24)	688	724,410
3.75%, 09/01/46 (Call 03/01/46)	1,030	1,111,187
3.95%, 10/15/23 (Call 07/15/23)	787	824,827
3.95%, 08/15/47 (Call 02/15/47)	441	490,728
4.20%, 06/15/49 (Call 12/15/48)	428	490,121
4.80%, 12/15/45 (Call 06/15/45)	427	536,707
Duke Energy Florida LLC
0.00%, 12/15/51 (Call 06/15/51)(f)	165	167,272
1.75%, 06/15/30 (Call 03/15/30)	470	451,914
2.40%, 12/15/31 (Call 09/15/3031)	365	367,312
2.50%, 12/01/29 (Call 09/01/29)	686	706,672
3.20%, 01/15/27 (Call 10/15/26)	530	566,413
3.40%, 10/01/46 (Call 04/01/46)	489	522,518
3.80%, 07/15/28 (Call 04/15/28)(a)	33	36,598
3.85%, 11/15/42 (Call 05/15/42)(a)	447	508,897
4.20%, 07/15/48 (Call 01/15/48)	390	476,425
5.65%, 04/01/40	335	458,111
6.35%, 09/15/37	464	682,618
6.40%, 06/15/38(a)	288	418,886
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	475	459,631
3.75%, 05/15/46 (Call 11/15/45)(a)	454	523,926
6.12%, 10/15/35	204	274,103
6.35%, 08/15/38	402	580,076
6.45%, 04/01/39	439	642,832
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	505	587,389
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	285	368,006
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	407	435,818
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)(a)	379	372,478

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.65%, 02/01/29 (Call 11/01/28)	$384	$419,655
3.70%, 06/15/46 (Call 12/15/45)(a)	355	403,615
3.80%, 09/01/23 (Call 06/01/23)	75	78,132
4.30%, 02/01/49 (Call 08/01/48)	419	517,467
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	275	269,771
2.50%, 08/15/50 (Call 02/15/50)	535	500,519
2.90%, 08/15/51 (Call 02/15/51)	230	232,084
3.25%, 08/15/25 (Call 05/15/25)	569	605,730
3.38%, 09/01/23 (Call 08/01/23)	400	417,278
3.45%, 03/15/29 (Call 12/15/28)	109	117,964
3.60%, 09/15/47 (Call 03/15/47)	535	599,118
3.70%, 09/01/28 (Call 06/01/28)	398	438,937
3.70%, 10/15/46 (Call 04/15/46)	506	581,388
4.10%, 05/15/42 (Call 11/15/41)	424	493,659
4.10%, 03/15/43 (Call 09/15/42)	334	394,877
4.15%, 12/01/44 (Call 06/01/44)	410	484,095
4.20%, 08/15/45 (Call 02/15/45)	392	480,557
4.38%, 03/30/44 (Call 09/30/43)(a)	343	421,178
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	275	270,814
2.78%, 01/07/32 (Call 10/07/31)(b)	325	324,827
3.62%, 08/01/27 (Call 05/01/27)(b)	210	223,624
E.ON International Finance BV, 6.65%, 04/30/38(b)	895	1,272,608
Edison International
2.95%, 03/15/23 (Call 01/15/23)	218	221,853
3.13%, 11/15/22 (Call 10/15/22)	144	146,405
3.55%, 11/15/24 (Call 10/15/24)	637	671,032
4.13%, 03/15/28 (Call 12/15/27)(a)	399	425,530
4.95%, 04/15/25 (Call 03/15/25)	149	162,375
5.75%, 06/15/27 (Call 04/15/27)	191	217,575
EDP Finance BV
1.71%, 01/24/28(a)(b)	551	537,126
3.63%, 07/15/24(b)	905	954,432
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	282	350,929
6.00%, 05/15/35(a)	409	543,501
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,002	1,075,299
4.50%, 09/21/28 (Call 06/21/28)(b)	1,808	2,059,627
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	467	562,433
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	215	265,903
4.88%, 01/22/44(b)	841	1,061,702
4.95%, 10/13/45 (Call 04/13/45)(b)	969	1,253,290
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	969	1,292,107
5.25%, 10/13/55 (Call 04/13/55)(b)	260	350,081
5.60%, 01/27/40(b)	733	971,691
6.00%, 01/22/2114(b)	600	861,180
6.95%, 01/26/39(b)	1,224	1,811,556
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	560	599,341
4.75%, 06/15/46 (Call 12/15/45)	1,229	1,458,671
Emera US Finance LP
0.83%, 06/15/24	195	192,294
2.64%, 06/15/31 (Call 03/15/31)	365	363,965
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	445	493,950
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	540	571,055
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	562	622,415
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	875	856,937
Security	Par (000)	Value

Electric (continued)
1.88%, 07/12/28 (Call 05/12/28)(b)	$575	$564,052
2.25%, 07/12/31 (Call 04/12/31)(b)	731	714,631
2.65%, 09/10/24(b)	1,143	1,181,730
2.88%, 07/12/41 (Call 01/12/41)(a)(b)	1,040	1,002,040
3.50%, 04/06/28(a)(b)	1,000	1,080,207
3.63%, 05/25/27(b)	40	43,362
4.75%, 05/25/47(a)(b)	800	1,002,747
6.00%, 10/07/39(b)	1,402	1,918,904
6.80%, 09/15/37(a)(b)	815	1,185,700
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)(a)	602	633,605
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(b)(c)	741	829,920
Engie Energia Chile SA, 4.50%, 01/29/25(b)	320	341,360
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	535	511,215
3.05%, 06/01/23 (Call 03/01/23)	150	154,346
3.35%, 06/15/52 (Call 12/15/51)	335	364,968
3.50%, 04/01/26 (Call 01/01/26)	563	606,782
3.70%, 06/01/24 (Call 03/01/24)	381	401,873
4.00%, 06/01/28 (Call 03/01/28)	550	614,273
4.20%, 04/01/49 (Call 10/01/48)(a)	350	428,879
4.95%, 12/15/44 (Call 12/15/24)	95	104,152
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	887	863,312
1.90%, 06/15/28 (Call 04/15/28)	280	272,930
2.40%, 06/15/31 (Call 03/05/31)	553	546,177
2.80%, 06/15/30 (Call 03/15/30)	460	470,411
2.95%, 09/01/26 (Call 06/01/26)	611	639,579
3.75%, 06/15/50 (Call 12/15/49)(a)	543	596,517
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	57	63,742
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 12/31/21)	50	49,653
1.60%, 12/15/30 (Call 09/15/30)	351	330,459
2.35%, 06/15/32 (Call 03/15/32)	399	396,835
2.40%, 10/01/26 (Call 07/01/26)	474	487,416
2.90%, 03/15/51 (Call 09/15/50)	743	745,124
3.05%, 06/01/31 (Call 03/01/31)	350	371,169
3.10%, 06/15/41 (Call 12/15/40)	115	119,772
3.12%, 09/01/27 (Call 06/01/27)	501	529,455
3.25%, 04/01/28 (Call 01/01/28)	349	375,412
4.00%, 03/15/33 (Call 12/15/32)	699	800,234
4.05%, 09/01/23 (Call 06/01/23)	125	130,393
4.20%, 09/01/48 (Call 03/01/48)	871	1,063,938
4.20%, 04/01/50 (Call 10/01/49)	335	411,753
4.95%, 01/15/45 (Call 01/15/25)	305	329,411
5.40%, 11/01/24	442	493,638
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	280	294,768
3.10%, 07/01/23 (Call 04/01/23)	437	447,934
3.85%, 06/01/49 (Call 12/01/48)	442	515,579
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	593	559,384
3.55%, 09/30/49 (Call 03/30/49)(a)	420	456,767
4.00%, 03/30/29 (Call 12/30/28)(a)	200	221,288
4.50%, 03/30/39 (Call 09/30/38)	256	305,442
5.15%, 06/01/45 (Call 06/01/25)	105	113,814
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	1,218	1,256,631
2.90%, 09/15/29 (Call 06/15/29)(a)	844	878,455

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	$70	$72,467
3.10%, 04/01/27 (Call 01/01/27)	760	805,307
3.25%, 12/01/25 (Call 09/01/25)(a)	292	309,862
3.25%, 09/01/49 (Call 03/01/49)	370	390,974
3.45%, 04/15/50 (Call 10/15/49)	220	241,195
4.10%, 04/01/43 (Call 10/01/42)	410	485,798
4.13%, 03/01/42 (Call 09/01/41)	375	439,349
4.25%, 12/01/45 (Call 06/01/45)(a)	221	271,068
4.63%, 09/01/43 (Call 03/01/43)(a)	160	194,258
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	250	256,188
3.65%, 08/15/25 (Call 05/15/25)	140	149,396
4.20%, 06/15/47 (Call 12/15/46)	245	299,884
4.20%, 03/15/48 (Call 09/15/47)	385	470,839
5.30%, 10/01/41 (Call 04/01/41)(a)	464	613,577
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	367	446,393
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	486	489,995
Series B, 6.05%, 11/15/35	50	67,729
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	610	617,613
2.80%, 05/01/23 (Call 02/01/23)	375	382,998
3.35%, 03/15/26 (Call 12/15/25)	45	47,536
3.45%, 01/15/50 (Call 07/15/49)	595	634,089
Series H, 3.15%, 01/15/25 (Call 10/15/24)	101	105,994
Series L, 2.90%, 10/01/24 (Call 08/01/24)	379	394,043
Series M, 3.30%, 01/15/28 (Call 10/15/27)	125	134,179
Series N, 3.80%, 12/01/23 (Call 11/01/23)	350	367,552
Series O, 4.25%, 04/01/29 (Call 01/01/29)	334	376,458
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	421	410,322
Series R, 1.65%, 08/15/30 (Call 05/15/30)	637	597,624
Series U, 1.40%, 08/15/26 (Call 07/15/26)(a)	200	196,760
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	439	467,881
3.95%, 06/15/25 (Call 03/15/25)	853	916,203
4.05%, 04/15/30 (Call 01/15/30)	322	360,910
4.45%, 04/15/46 (Call 10/15/45)	500	619,974
4.70%, 04/15/50 (Call 10/15/49)	528	679,923
4.95%, 06/15/35 (Call 12/15/34)	150	182,134
5.10%, 06/15/45 (Call 12/15/44)	336	443,549
5.63%, 06/15/35(a)	450	577,396
7.60%, 04/01/32	250	351,415
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	736	773,487
5.60%, 06/15/42 (Call 12/15/41)	682	821,159
5.75%, 10/01/41 (Call 04/01/41)(a)	410	501,892
6.25%, 10/01/39	165	211,448
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	591	561,630
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	100	101,176
4.35%, 01/15/25 (Call 10/15/24)(b)	170	180,336
4.55%, 04/01/49 (Call 10/01/48)(b)	75	87,713
5.45%, 07/15/44 (Call 01/15/44)(b)	10	12,655
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	297	303,330
2.85%, 04/01/25 (Call 03/01/25)	888	929,395
2.88%, 12/04/51 (Call 06/04/51)	600	621,706
3.13%, 12/01/25 (Call 06/01/25)	446	474,410
3.15%, 10/01/49 (Call 04/01/49)(a)	63	68,398
3.25%, 06/01/24 (Call 12/01/23)	186	194,360
Security	Par (000)	Value

Electric (continued)
3.70%, 12/01/47 (Call 06/01/47)	$739	$869,876
3.80%, 12/15/42 (Call 06/15/42)	367	428,318
3.95%, 03/01/48 (Call 09/01/47)	570	697,519
3.99%, 03/01/49 (Call 09/01/48)	490	603,811
4.05%, 06/01/42 (Call 12/01/41)	190	228,553
4.05%, 10/01/44 (Call 04/01/44)(a)	530	649,669
4.13%, 02/01/42 (Call 08/01/41)	545	659,683
4.13%, 06/01/48 (Call 12/01/47)	436	548,368
4.95%, 06/01/35	345	442,357
5.13%, 06/01/41 (Call 12/01/40)	235	310,517
5.25%, 02/01/41 (Call 08/01/40)	475	645,970
5.63%, 04/01/34	82	109,545
5.65%, 02/01/37	325	442,898
5.69%, 03/01/40	590	837,587
5.95%, 10/01/33(a)	325	436,760
5.95%, 02/01/38	445	635,270
5.96%, 04/01/39	385	553,883
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	925	968,059
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	210	223,547
3.25%, 03/30/27 (Call 12/30/26)	70	74,133
4.30%, 03/15/42	863	989,890
4.30%, 03/15/43	325	370,970
5.40%, 06/01/40	139	174,789
Series 10-C, 4.75%, 09/01/40	549	650,003
Series A, 2.10%, 07/30/23	409	416,453
Series A, 2.20%, 09/15/24 (Call 08/15/24)	582	594,993
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	605	605,619
Series B, 2.65%, 09/15/29 (Call 06/15/29)	478	487,376
Series B, 3.70%, 01/30/50 (Call 07/30/49)	472	512,729
Great River Energy, 6.25%, 07/01/38(a)(b)	72	86,616
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	50	53,549
Iberdrola International BV
5.81%, 03/15/25(a)	100	114,851
6.75%, 07/15/36(a)	780	1,166,903
Idaho Power Co., Series K, 4.20%, 03/01/48
(Call 09/01/47)	325	405,226
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	355	376,032
3.85%, 05/15/28 (Call 02/15/28)	140	153,861
4.25%, 08/15/48 (Call 02/15/48)	380	465,365
6.05%, 03/15/37	165	228,067
Series J, 3.20%, 03/15/23 (Call 12/15/22)	241	246,910
Series K, 4.55%, 03/15/46 (Call 09/15/45)	410	515,960
Series L, 3.75%, 07/01/47 (Call 01/01/47)	322	367,498
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	360	426,112
4.70%, 09/01/45 (Call 03/01/45)(a)(b)	305	386,138
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/28(b)	55	57,201
4.75%, 01/15/51 (Call 07/15/50)(b)	449	438,808
4.88%, 01/14/48(b)	400	401,504
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)(b)	950	992,759
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	15	15,022
3.25%, 12/01/24 (Call 09/01/24)(a)	428	449,988
3.40%, 08/15/25 (Call 05/15/25)(a)	300	317,674
3.50%, 09/30/49 (Call 03/30/49)	350	385,773
3.60%, 04/01/29 (Call 01/01/29)	234	257,452
3.70%, 09/15/46 (Call 03/15/46)	320	367,814

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.10%, 09/26/28 (Call 06/26/28)	$610	$686,028
4.70%, 10/15/43 (Call 04/15/43)	297	371,014
6.25%, 07/15/39	96	134,203
Interstate Power and Light Co., 3.10%, 11/30/51
(Call 05/30/51)	260	265,404
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	400	420,572
4.25%, 05/01/30 (Call 02/01/30)	400	443,998
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	470	517,000
6.88%, 06/21/23(b)	218	236,542
7.75%, 12/15/27(a)(b)	100	127,590
Series 6, 5.00%, 11/12/24(b)	1,000	1,089,590
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	762	785,798
3.25%, 06/30/26 (Call 03/30/26)	555	590,231
3.35%, 11/15/27 (Call 08/15/27)	667	711,657
3.65%, 06/15/24 (Call 03/15/24)(a)	170	178,541
4.05%, 07/01/23 (Call 04/01/23)	153	159,132
5.30%, 07/01/43 (Call 01/01/43)	285	377,575
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	495	504,528
4.30%, 01/15/26 (Call 10/15/25)(a)(b)	850	926,120
4.70%, 04/01/24 (Call 01/01/24)(b)	250	266,123
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)	540	556,205
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	500	529,649
3.30%, 06/01/50 (Call 12/01/49)	280	299,843
4.38%, 10/01/45 (Call 04/01/45)	492	604,907
5.13%, 11/01/40 (Call 05/01/40)	460	600,491
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	379	465,566
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	745	753,247
3.88%, 07/19/23(b)	375	393,371
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	515	498,798
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(a)(b)	318	306,495
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	363	415,459
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	157	197,513
4.38%, 10/01/45 (Call 04/01/45)	328	394,168
4.65%, 11/15/43 (Call 05/15/43)(a)	380	472,134
Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	101	107,422
Louisville Gas and Electric Co., 5.13%, 11/15/40
(Call 05/15/40)(a)	320	410,372
Majapahit Holding BV, 7.88%, 06/29/37(b)	100	139,250
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(a)(b)	340	321,416
4.00%, 08/15/46 (Call 02/15/46)(b)	455	504,146
5.90%, 11/15/39(a)(b)	640	863,313
Metropolitan Edison Co.
4.00%, 04/15/25(b)	150	159,019
4.30%, 01/15/29 (Call 10/15/28)(a)(b)	390	434,249
Mexico Generadora de Energia S de rl, 5.50%,
12/06/32(b)	109	120,217
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	715	715,913
3.10%, 05/01/27 (Call 02/01/27)	183	195,402
3.15%, 04/15/50 (Call 10/15/49)(a)	740	790,709
3.50%, 10/15/24 (Call 07/15/24)	255	270,215
Security	Par (000)	Value

Electric (continued)
3.65%, 04/15/29 (Call 01/15/29)	$667	$733,863
3.65%, 08/01/48 (Call 02/01/48)	382	437,876
3.70%, 09/15/23 (Call 06/15/23)	282	293,784
3.95%, 08/01/47 (Call 02/01/47)	540	645,501
4.25%, 05/01/46 (Call 11/01/45)	481	593,930
4.25%, 07/15/49 (Call 01/15/49)	665	828,529
4.40%, 10/15/44 (Call 04/15/44)	333	411,375
4.80%, 09/15/43 (Call 03/15/43)	485	626,176
5.75%, 11/01/35(a)	80	107,173
5.80%, 10/15/36	575	790,040
6.75%, 12/30/31	490	682,521
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28
(Call 02/15/28)(b)	535	592,831
Minejesa Capital BV
4.63%, 08/10/30(a)(b)	889	913,447
5.63%, 08/10/37(b)	580	607,596
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)(a)	451	494,699
Series 12-A, 4.25%, 03/15/42	373	440,037
Series B, 3.10%, 07/30/51 (Call 01/30/51)	516	522,000
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(a)(b)	600	645,074
4.10%, 04/15/24 (Call 01/15/24)(b)	267	282,519
5.40%, 12/15/43 (Call 06/15/43)(b)	310	403,687
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	207	222,697
3.92%, 08/01/28 (Call 05/01/28)(b)	200	220,721
4.17%, 12/10/42(b)	310	347,627
5.64%, 03/15/40(b)	246	320,167
National Grid USA
5.80%, 04/01/35	285	354,143
8.00%, 11/15/30	50	67,756
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	315	310,569
1.00%, 06/15/26 (Call 05/15/26)	740	722,895
1.35%, 03/15/31 (Call 12/15/30)	424	391,155
1.65%, 06/15/31 (Call 03/15/31)(a)	168	159,416
2.40%, 03/15/30 (Call 12/15/29)	385	389,226
2.85%, 01/27/25 (Call 10/27/24)	100	104,495
2.95%, 02/07/24 (Call 12/07/23)	461	478,152
3.05%, 04/25/27 (Call 01/25/27)	610	648,521
3.25%, 11/01/25 (Call 08/01/25)(a)	413	439,458
3.40%, 11/15/23 (Call 08/15/23)	612	639,194
3.40%, 02/07/28 (Call 11/07/27)	465	504,214
3.70%, 03/15/29 (Call 12/15/28)	442	489,826
3.90%, 11/01/28 (Call 08/01/28)	444	494,351
4.02%, 11/01/32 (Call 05/01/32)	201	230,109
4.30%, 03/15/49 (Call 09/15/48)	373	475,473
4.40%, 11/01/48 (Call 05/01/48)	375	474,716
4.75%, 04/30/43 (Call 04/30/23),
(3 mo. LIBOR US + 2.910%)(c)	286	290,181
5.25%, 04/20/46 (Call 04/20/26),
(3 mo. LIBOR US + 3.630%)(a)(c)	206	225,465
Series C, 8.00%, 03/01/32	550	805,082
Series D, 1.00%, 10/18/24	555	551,407
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	252	327,813
5.45%, 05/15/41 (Call 11/15/40)	125	168,310
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	819	904,345
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	891	904,653

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series EE, 3.13%, 08/01/50 (Call 02/01/50)(a)	$355	$370,813
Series R, 6.75%, 07/01/37	185	274,377
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	355	341,922
3.80%, 12/05/47 (Call 06/05/47)(b)	419	472,556
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	715	704,237
3.25%, 12/01/26 (Call 09/01/26)(a)(b)	47	50,138
3.30%, 09/15/49 (Call 03/15/49)(a)(b)	297	318,603
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	315	310,099
2.25%, 06/01/30 (Call 03/01/30)	1,187	1,180,039
2.75%, 05/01/25 (Call 12/22/21)	253	263,421
2.75%, 11/01/29 (Call 08/01/29)(a)	1,045	1,078,305
2.80%, 01/15/23 (Call 12/22/21)	251	256,169
3.15%, 04/01/24 (Call 12/22/21)	867	905,608
3.25%, 04/01/26 (Call 12/22/21)	317	335,996
3.50%, 04/01/29 (Call 01/01/29)	590	638,779
3.55%, 05/01/27 (Call 02/01/27)	80	86,351
3.63%, 06/15/23 (Call 12/22/21)	403	415,477
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(a)(c)	41	44,684
5.65%, 05/01/79 (Call 05/01/29),
(3 mo. LIBOR US + 3.156%)(c)	307	352,042
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	861	828,141
2.72%, 11/28/22(b)	152	154,488
3.03%, 06/27/50 (Call 12/27/49)(b)	330	323,771
3.51%, 10/01/24 (Call 07/01/24)(b)	445	467,527
4.12%, 11/28/42(b)	105	117,298
4.28%, 12/15/28 (Call 09/15/28)(b)	548	608,434
4.28%, 10/01/34 (Call 04/01/34)(b)	251	287,565
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	165	167,230
2.60%, 05/15/23 (Call 11/15/22)	125	127,242
2.60%, 06/01/51 (Call 12/01/50)	365	355,125
2.90%, 03/01/50 (Call 09/01/49)	439	449,762
3.20%, 04/01/52 (Call 10/01/51)	327	358,556
3.40%, 08/15/42 (Call 02/15/42)	446	483,096
3.60%, 05/15/46 (Call 11/15/45)	314	358,762
3.60%, 09/15/47 (Call 03/15/47)	426	484,931
4.00%, 08/15/45 (Call 02/15/45)(a)	246	296,382
4.13%, 05/15/44 (Call 11/15/43)	387	464,881
4.85%, 08/15/40 (Call 02/15/40)(a)	331	416,957
5.25%, 07/15/35	60	77,792
5.35%, 11/01/39	148	203,590
6.20%, 07/01/37	429	625,847
6.25%, 06/01/36	525	758,320
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)(a)	420	498,774
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	556	561,043
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	688	682,518
3.75%, 06/15/24 (Call 05/15/24)(b)	483	504,459
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	647	705,626
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	205	200,075
3.10%, 06/01/51 (Call 12/01/50)	110	118,963
3.20%, 05/15/27 (Call 02/15/27)	501	537,584
3.25%, 11/15/25 (Call 08/15/25)(a)	327	345,714
3.25%, 05/15/29 (Call 02/15/29)	410	440,769
Security	Par (000)	Value

Electric (continued)
3.95%, 04/01/30 (Call 01/01/30)	$310	$350,371
5.50%, 03/15/40	300	413,510
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	55	61,398
4.20%, 12/01/42(a)	515	561,694
4.25%, 04/01/46 (Call 10/01/45)(a)	185	201,624
4.55%, 06/01/44(a)	275	316,910
5.05%, 10/01/48 (Call 04/01/48)	654	824,693
5.25%, 09/01/50	265	348,181
5.38%, 11/01/40(a)	100	125,575
5.95%, 11/01/39	264	354,698
Ohio Edison Co.
6.88%, 07/15/36	275	396,144
8.25%, 10/15/38(a)	95	155,162
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	395	467,925
4.15%, 04/01/48 (Call 10/01/47)	370	447,158
Series D, 6.60%, 03/01/33	145	195,506
Series F, 5.85%, 10/01/35	250	332,529
Series G, 6.60%, 02/15/33	390	526,561
Series P, 2.60%, 04/01/30 (Call 01/01/30)(a)	250	257,142
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	297	282,401
Series R, 2.90%, 10/01/51 (Call 04/01/51)(a)	230	227,086
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	430	460,692
3.30%, 03/15/30 (Call 09/15/29)	225	241,096
3.80%, 08/15/28 (Call 02/15/28)	805	883,232
3.85%, 08/15/47 (Call 02/15/47)	245	287,014
4.00%, 12/15/44 (Call 06/15/44)	225	254,722
4.15%, 04/01/47 (Call 10/01/46)(a)	555	672,493
4.55%, 03/15/44 (Call 09/15/43)	25	30,488
5.85%, 06/01/40(a)	270	371,627
Oklahoma Gas and Electric Co.
3.90%, 05/01/43 (Call 11/01/42)	35	39,069
5.25%, 05/15/41 (Call 11/15/40)	60	77,844
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	45	43,425
2.70%, 11/15/51 (Call 05/15/51)(b)	390	385,812
2.75%, 06/01/24 (Call 05/01/24)	898	935,236
2.75%, 05/15/30 (Call 02/15/30)(a)	380	397,291
2.75%, 05/15/30 (Call 02/15/30)(b)	750	784,127
2.95%, 04/01/25 (Call 01/01/25)	493	516,140
3.10%, 09/15/49 (Call 03/15/49)	543	582,929
3.70%, 11/15/28 (Call 08/15/28)	90	100,257
3.70%, 05/15/50 (Call 11/15/49)	320	376,224
3.75%, 04/01/45 (Call 10/01/44)	468	548,292
3.80%, 09/30/47 (Call 03/30/47)	300	357,655
3.80%, 06/01/49 (Call 12/01/48)	495	592,481
4.10%, 11/15/48 (Call 05/15/48)	423	525,523
4.55%, 12/01/41 (Call 06/01/41)(a)	415	516,955
5.25%, 09/30/40	170	230,542
5.30%, 06/01/42 (Call 12/01/41)	310	426,473
7.00%, 05/01/32	115	160,652
7.25%, 01/15/33	85	122,927
7.50%, 09/01/38	230	368,824
Series WI, 5.35%, 10/01/52 (Call 04/01/52)(a)	190	288,634
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	650	625,796
2.50%, 02/01/31 (Call 11/01/30)	992	947,940
2.95%, 03/01/26 (Call 12/01/25)	700	710,635

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.00%, 06/15/28 (Call 04/15/28)(a)	$230	$231,766
3.15%, 01/01/26(a)	605	619,966
3.25%, 06/15/23 (Call 03/15/23)	596	607,347
3.25%, 06/01/31 (Call 03/01/31)	1,905	1,916,470
3.30%, 03/15/27 (Call 12/15/26)(a)	485	492,754
3.30%, 12/01/27 (Call 09/01/27)	1,220	1,242,255
3.30%, 08/01/40 (Call 02/01/40)	559	531,237
3.40%, 08/15/24 (Call 05/15/24)	160	165,699
3.45%, 07/01/25(a)	934	968,559
3.50%, 06/15/25 (Call 03/15/25)	954	988,508
3.50%, 08/01/50 (Call 02/01/50)	1,797	1,710,376
3.75%, 02/15/24 (Call 11/15/23)	335	346,801
3.75%, 07/01/28(a)	699	728,602
3.75%, 08/15/42 (Call 02/15/42)(a)	374	353,471
3.85%, 11/15/23 (Call 08/15/23)	465	480,546
3.95%, 12/01/47 (Call 06/01/47)	939	928,771
4.00%, 12/01/46 (Call 06/01/46)	726	718,428
4.20%, 06/01/41 (Call 12/01/40)	680	692,728
4.25%, 08/01/23 (Call 07/01/23)	615	636,750
4.25%, 03/15/46 (Call 09/15/45)	425	435,627
4.30%, 03/15/45 (Call 09/15/44)	720	739,467
4.45%, 04/15/42 (Call 10/15/41)	261	265,978
4.50%, 07/01/40 (Call 01/01/40)	1,620	1,695,730
4.55%, 07/01/30 (Call 01/01/30)	1,882	2,053,947
4.60%, 06/15/43 (Call 12/15/42)(a)	265	273,702
4.65%, 08/01/28 (Call 05/01/28)(a)	690	754,622
4.75%, 02/15/44 (Call 08/15/43)	335	348,824
4.95%, 07/01/50 (Call 01/01/50)	1,131	1,269,539
PacifiCorp, 3.35%, 07/01/25 (Call 04/01/25)(a)	120	127,461
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)(a)	312	323,469
2.90%, 06/15/52 (Call 12/15/51)	725	721,450
2.95%, 06/01/23 (Call 03/01/23)(a)	315	323,656
3.30%, 03/15/51 (Call 09/15/50)	522	556,116
3.50%, 06/15/29 (Call 03/15/29)	705	767,050
3.60%, 04/01/24 (Call 01/01/24)(a)	392	412,848
4.10%, 02/01/42 (Call 08/01/41)	510	589,730
4.13%, 01/15/49 (Call 07/15/48)	687	816,402
4.15%, 02/15/50 (Call 08/15/49)	2	2,397
5.25%, 06/15/35	75	95,142
5.75%, 04/01/37	302	404,044
6.00%, 01/15/39	596	829,300
6.10%, 08/01/36	519	710,649
6.25%, 10/15/37	316	442,443
6.35%, 07/15/38	244	346,458
7.70%, 11/15/31	25	36,005
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	358	357,481
2.85%, 09/15/51 (Call 03/15/51)	355	355,886
3.00%, 09/15/49 (Call 03/15/49)	270	278,821
3.05%, 03/15/51 (Call 09/15/50)	425	447,580
3.15%, 10/15/25 (Call 07/15/25)	290	307,353
3.70%, 09/15/47 (Call 03/15/47)	430	495,891
3.90%, 03/01/48 (Call 09/01/47)	540	646,541
4.15%, 10/01/44 (Call 04/01/44)	290	350,946
4.80%, 10/15/43 (Call 04/15/43)	200	254,821
5.95%, 10/01/36	170	239,358
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	195	202,060
3.60%, 06/01/29 (Call 03/01/29)(b)	375	395,953
Security	Par (000)	Value

Electric (continued)
6.15%, 10/01/38	$125	$171,709
Perusahaan Listrik Negara PT
3.88%, 07/17/29(a)(b)	100	105,500
4.00%, 06/30/50 (Call 12/30/49)(b)	945	913,106
4.13%, 05/15/27(a)(b)	1,185	1,264,987
5.45%, 05/21/28(a)(b)	1,110	1,269,174
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(b)	1,565	1,549,350
3.38%, 02/05/30(b)	200	204,260
4.38%, 02/05/50(b)	625	628,437
4.88%, 07/17/49(b)	661	699,834
5.25%, 10/24/42(a)(b)	850	942,437
6.15%, 05/21/48(b)	950	1,173,250
6.25%, 01/25/49(b)	349	434,941
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	700	691,426
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)(a)	230	241,441
4.15%, 03/15/43 (Call 09/15/42)	428	508,477
6.50%, 11/15/37	403	594,810
7.90%, 12/15/38(a)	35	57,450
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	653	687,191
4.13%, 04/15/30 (Call 01/15/30)	80	91,133
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)(a)	419	439,265
3.95%, 06/01/47 (Call 12/01/46)	426	512,033
4.13%, 06/15/44 (Call 12/15/43)	310	369,515
4.15%, 10/01/45 (Call 04/01/45)	366	446,287
4.15%, 06/15/48 (Call 12/15/47)	429	532,288
4.75%, 07/15/43 (Call 01/15/43)	150	195,647
6.25%, 05/15/39	5	7,217
Progress Energy Inc.
6.00%, 12/01/39	249	344,300
7.00%, 10/30/31	470	639,307
7.75%, 03/01/31	549	769,580
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)(a)	205	198,763
2.90%, 05/15/25 (Call 11/15/24)	343	357,850
3.55%, 06/15/46 (Call 12/15/45)	520	564,550
3.60%, 09/15/42 (Call 03/15/42)	118	131,579
3.70%, 06/15/28 (Call 12/15/27)	155	170,511
3.80%, 06/15/47 (Call 12/15/46)	378	440,749
3.95%, 03/15/43 (Call 09/15/42)	220	250,058
4.05%, 09/15/49 (Call 03/15/49)(a)	385	473,256
4.10%, 06/15/48 (Call 12/15/47)	500	617,005
4.30%, 03/15/44 (Call 09/15/43)	356	438,486
4.75%, 08/15/41 (Call 02/15/41)	130	162,300
6.50%, 08/01/38(a)	15	22,721
Series 17, 6.25%, 09/01/37(a)	89	130,796
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	685	735,849
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	782	762,230
Series 36, 2.70%, 01/15/51 (Call 07/15/50)(a)	480	473,915
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	510	533,439
3.60%, 07/01/49 (Call 01/01/49)	585	682,026
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	125	125,740
Public Service Co. of New Mexico, 3.85%, 08/01/25
(Call 05/01/25)(a)	200	211,866

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37(a)	$170	$243,745
Series J, 2.20%, 08/15/31 (Call 05/15/31)(a)	100	97,427
Series K, 3.15%, 08/15/51 (Call 02/15/51)(a)	50	50,990
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	525	517,645
2.05%, 08/01/50 (Call 02/01/50)	406	364,209
2.25%, 09/15/26 (Call 06/15/26)	90	92,712
2.38%, 05/15/23 (Call 02/15/23)	165	168,161
2.45%, 01/15/30 (Call 10/15/29)	400	413,142
2.70%, 05/01/50 (Call 11/01/49)	410	417,669
3.00%, 05/15/25 (Call 02/15/25)	245	257,326
3.00%, 05/15/27 (Call 02/15/27)	325	345,069
3.05%, 11/15/24 (Call 08/15/24)	90	94,219
3.15%, 01/01/50 (Call 07/01/49)(a)	380	410,471
3.20%, 05/15/29 (Call 02/15/29)(a)	85	91,956
3.20%, 08/01/49 (Call 02/01/49)(a)	256	278,448
3.25%, 09/01/23 (Call 08/01/23)	90	93,525
3.60%, 12/01/47 (Call 06/01/47)	412	475,799
3.65%, 09/01/28 (Call 06/01/28)	722	799,716
3.65%, 09/01/42 (Call 03/01/42)(a)	180	201,402
3.70%, 05/01/28 (Call 02/01/28)	50	55,493
3.80%, 01/01/43 (Call 07/01/42)	175	199,745
3.80%, 03/01/46 (Call 09/01/45)	490	578,266
3.85%, 05/01/49 (Call 11/01/48)	254	310,188
3.95%, 05/01/42 (Call 11/01/41)(a)	385	447,931
4.05%, 05/01/48 (Call 11/01/47)	130	159,390
4.15%, 11/01/45 (Call 05/01/45)	300	356,646
5.38%, 11/01/39(a)	260	345,727
5.50%, 03/01/40	320	430,971
5.80%, 05/01/37	260	356,407
Series I, 4.00%, 06/01/44 (Call 12/01/43)	330	377,928
Series K, 4.05%, 05/01/45 (Call 11/01/44)	85	100,283
Public Service Electric and Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	210	206,099
3.00%, 03/01/51 (Call 09/01/50)	349	373,873
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)(a)	898	872,040
0.84%, 11/08/23 (Call 05/08/22)	700	696,241
1.60%, 08/15/30 (Call 05/15/30)	1,002	935,475
2.88%, 06/15/24 (Call 05/15/24)	890	924,135
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	295	292,191
3.65%, 05/15/25 (Call 02/15/25)	557	589,846
4.10%, 06/15/30 (Call 03/15/30)	620	673,333
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	190	195,303
3.25%, 09/15/49 (Call 03/15/49)	300	315,783
4.22%, 06/15/48 (Call 12/15/47)	705	852,855
4.30%, 05/20/45 (Call 11/20/44)	307	376,758
4.43%, 11/15/41 (Call 05/15/41)(a)	354	423,102
5.48%, 06/01/35	25	31,909
5.64%, 04/15/41 (Call 10/15/40)	175	239,978
5.76%, 10/01/39	230	320,729
5.76%, 07/15/40	55	75,527
5.80%, 03/15/40	470	656,286
7.02%, 12/01/27	265	337,759
Rochester Gas and Electric Corp., 3.10%, 06/01/27
(Call 03/01/27)(b)	178	188,830
Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	$371	$386,040
3.95%, 11/15/41	282	310,179
4.15%, 05/15/48 (Call 11/15/47)	299	361,877
4.30%, 04/01/42 (Call 10/01/41)	266	313,412
4.50%, 08/15/40	354	436,709
5.35%, 05/15/40(a)	170	227,623
6.00%, 06/01/39	220	309,964
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	615	641,440
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	312	356,529
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	310	374,968
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	517	556,154
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	713	682,093
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	530	540,958
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	100	121,388
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(b)	1,242	1,315,661
5.50%, 04/08/44(a)(b)	1,080	1,386,921
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)(a)	164	167,636
3.25%, 06/15/27 (Call 03/15/27)(a)	752	796,684
3.40%, 02/01/28 (Call 11/01/27)	1,067	1,136,660
3.55%, 06/15/24 (Call 12/03/21)	888	941,334
3.75%, 11/15/25 (Call 12/03/21)(a)	897	967,487
3.80%, 02/01/38 (Call 08/01/37)	473	522,524
4.00%, 02/01/48 (Call 08/01/47)	170	195,168
4.05%, 12/01/23 (Call 12/03/21)	1,130	1,196,467
4.13%, 04/01/52 (Call 01/01/27)(c)	500	494,439
6.00%, 10/15/39	899	1,247,472
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	317	330,743
Series P, 6.75%, 07/01/37	100	144,893
Series T, 3.38%, 08/15/23 (Call 05/15/23)	230	238,419
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	1,187	1,185,245
2.25%, 06/01/30 (Call 03/01/30)	503	497,920
2.85%, 08/01/29 (Call 05/01/29)	156	161,199
3.65%, 02/01/50 (Call 08/01/49)	1,007	1,080,659
3.90%, 12/01/41 (Call 06/01/41)	80	84,069
4.00%, 04/01/47 (Call 10/01/46)	1,138	1,267,520
4.05%, 03/15/42 (Call 09/15/41)	25	27,339
4.50%, 09/01/40 (Call 03/01/40)	360	411,708
4.65%, 10/01/43 (Call 04/01/43)	656	772,798
5.50%, 03/15/40	399	504,470
5.63%, 02/01/36	140	177,008
6.00%, 01/15/34(a)	542	705,464
6.05%, 03/15/39	450	597,740
6.65%, 04/01/29	445	554,814
Series 04-G, 5.75%, 04/01/35	185	237,039
Series 05-B, 5.55%, 01/15/36	176	216,974
Series 05-E, 5.35%, 07/15/35	382	472,342
Series 06-E, 5.55%, 01/15/37	495	615,930
Series 08-A, 5.95%, 02/01/38	750	983,216
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	110	118,550
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	831	813,445
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	680	649,857
Series A, 4.20%, 03/01/29 (Call 12/01/28)	378	423,704
Series B, 3.65%, 03/01/28 (Call 12/01/27)	290	312,792
Series B, 4.88%, 03/01/49 (Call 09/01/48)	497	618,790
Series C, 3.50%, 10/01/23 (Call 07/01/23)	739	770,297

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 3.60%, 02/01/45 (Call 08/01/44)	$385	$400,944
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,066	1,213,122
Series D, 3.40%, 06/01/23 (Call 05/01/23)	351	363,331
Series E, 3.70%, 08/01/25 (Call 06/01/25)	906	973,010
Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	240	242,396
Series H, 3.65%, 06/01/51 (Call 12/01/50)	255	276,997
Series K, 0.98%, 08/01/24(a)	20	19,887
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	897	920,766
3.25%, 07/01/26 (Call 04/01/26)	1,301	1,377,860
4.25%, 07/01/36 (Call 01/01/36)(a)	529	606,985
4.40%, 07/01/46 (Call 01/01/46)	1,094	1,291,115
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)(a)	747	737,287
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	415	410,227
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	467	454,338
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	210	227,665
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	940	955,275
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	547	529,455
4.15%, 12/01/25 (Call 09/01/25)	944	1,030,403
5.15%, 09/15/41	513	636,330
5.25%, 07/15/43	311	386,307
Series F, 4.95%, 12/15/46 (Call 06/15/46)(a)	386	475,587
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	200	201,397
6.20%, 03/15/40	335	473,315
Series J, 3.90%, 04/01/45 (Call 10/01/44)	287	319,629
Series K, 2.75%, 10/01/26 (Call 07/01/26)	547	570,877
Series L, 3.85%, 02/01/48 (Call 08/01/47)(a)	474	525,488
Series M, 4.10%, 09/15/28 (Call 06/15/28)	658	730,615
Series N, 1.65%, 03/15/26 (Call 02/15/26)(a)	275	273,664
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)(a)	25	26,111
3.70%, 08/15/47 (Call 02/15/47)	320	368,973
3.75%, 06/15/49 (Call 12/15/48)	555	652,807
6.00%, 10/01/36(a)	65	86,573
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	378	477,335
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	120	125,915
SP Group Treasury Pte Ltd., 3.38%, 02/27/29
(Call 11/27/28)(b)	611	672,959
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	135	144,916
3.25%, 11/24/25(b)	496	531,454
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	625	685,156
State Grid Overseas Investment 2013 Ltd., 3.13%,
05/22/23(b)	100	103,180
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(b)	1,630	1,745,111
4.85%, 05/07/44(b)	440	593,795
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(a)(b)	1,975	2,144,001
3.75%, 05/02/23(a)(b)	585	607,482
4.00%, 05/04/47(a)(b)	502	619,890
4.25%, 05/02/28(b)	465	531,342
System Energy Resources Inc., 4.10%, 04/01/23
(Call 01/01/23)(a)	40	41,299
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	671	685,213
3.45%, 03/15/51 (Call 09/15/50)	149	164,167
Security	Par (000)	Value

Electric (continued)
3.63%, 06/15/50 (Call 12/15/49)(a)	$335	$381,084
4.10%, 06/15/42 (Call 12/15/41)	90	104,109
4.20%, 05/15/45 (Call 11/15/44)(a)	380	445,214
4.30%, 06/15/48 (Call 12/15/47)	392	485,710
4.35%, 05/15/44 (Call 11/15/43)	302	364,735
4.45%, 06/15/49 (Call 12/15/48)	263	335,802
6.55%, 05/15/36	25	35,635
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	700	687,995
3.15%, 06/02/26(b)	600	633,096
Toledo Edison Co. (The), 6.15%, 05/15/37(a)	507	707,407
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25
(Call 03/01/25)(b)	154	163,546
Transelec SA
4.25%, 01/14/25 (Call 10/14/24)(b)	215	227,631
4.63%, 07/26/23(a)(b)	200	211,502
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	344	396,581
4.70%, 11/01/44 (Call 05/01/44)	245	298,798
6.00%, 06/15/40(b)	90	123,546
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	490	460,438
3.05%, 03/15/25 (Call 12/15/24)	190	198,482
3.25%, 05/01/51 (Call 11/01/50)	356	376,363
4.00%, 06/15/50 (Call 12/15/49)	332	389,824
4.85%, 12/01/48 (Call 06/01/48)	326	426,878
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	385	382,006
2.63%, 03/15/51 (Call 09/15/50)	375	367,509
2.95%, 06/15/27 (Call 03/15/27)	151	159,662
3.25%, 10/01/49 (Call 04/01/49)	300	329,137
3.50%, 04/15/24 (Call 01/15/24)	188	197,790
3.50%, 03/15/29 (Call 12/15/28)	361	393,381
3.65%, 04/15/45 (Call 10/15/44)(a)	502	576,115
3.90%, 09/15/42 (Call 03/15/42)(a)	345	397,169
4.00%, 04/01/48 (Call 10/01/47)	447	537,189
5.30%, 08/01/37	40	51,567
8.45%, 03/15/39	30	50,675
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	697	655,110
3.30%, 12/01/49 (Call 06/01/49)	442	480,696
3.45%, 02/15/24 (Call 11/15/23)	134	139,692
4.00%, 01/15/43 (Call 07/15/42)	355	412,768
4.45%, 02/15/44 (Call 08/15/43)	600	747,231
4.60%, 12/01/48 (Call 06/01/48)	455	586,106
6.35%, 11/30/37	172	248,752
8.88%, 11/15/38	513	917,730
Series A, 2.88%, 07/15/29 (Call 04/15/29)	380	399,456
Series A, 3.10%, 05/15/25 (Call 02/15/25)	244	256,886
Series A, 3.15%, 01/15/26 (Call 10/15/25)	590	623,560
Series A, 3.50%, 03/15/27 (Call 12/15/26)	910	980,469
Series A, 3.80%, 04/01/28 (Call 01/01/28)	573	630,365
Series A, 6.00%, 05/15/37	490	681,879
Series B, 2.95%, 11/15/26 (Call 08/15/26)	420	443,613
Series B, 3.80%, 09/15/47 (Call 03/15/47)	387	443,623
Series B, 4.20%, 05/15/45 (Call 11/15/44)	185	223,210
Series B, 6.00%, 01/15/36	334	457,620
Series C, 2.75%, 03/15/23 (Call 12/15/22)	531	541,057
Series C, 4.00%, 11/15/46 (Call 05/15/46)	508	598,136
Series D, 4.65%, 08/15/43 (Call 02/15/43)	365	464,435

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Virginia Electric and Power Co.
2.30%, 11/15/31 (Call 08/15/31)	$435	$439,128
2.95%, 11/15/51 (Call 05/15/51)	400	409,284
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	713	739,170
3.70%, 01/30/27 (Call 11/30/26)(b)	1,217	1,270,292
4.30%, 07/15/29 (Call 04/15/29)(a)(b)	548	586,915
WEC Energy Group Inc.
0.55%, 09/15/23	637	632,061
0.80%, 03/15/24 (Call 02/15/24)	145	143,834
1.38%, 10/15/27 (Call 08/15/27)	498	481,950
1.80%, 10/15/30 (Call 07/15/30)	565	537,194
3.55%, 06/15/25 (Call 03/15/25)	805	858,579
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	490	482,399
2.05%, 12/15/24 (Call 11/15/24)	420	430,388
4.25%, 06/01/44 (Call 12/01/43)	220	264,818
4.30%, 12/15/45 (Call 06/15/45)	50	60,863
4.30%, 10/15/48 (Call 04/15/48)	195	245,598
5.63%, 05/15/33	87	112,492
5.70%, 12/01/36	100	132,181
Wisconsin Power & Light Co., 4.10%, 10/15/44
(Call 04/15/44)	375	436,927
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	275	269,704
3.00%, 07/01/29 (Call 04/01/29)	597	633,155
3.05%, 10/15/27 (Call 07/15/27)	315	332,726
3.65%, 04/01/50 (Call 10/01/49)	270	309,711
6.38%, 08/15/37	440	625,827
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	260	265,015
3.30%, 09/01/49 (Call 03/01/49)	625	675,810
3.67%, 12/01/42	392	443,828
4.75%, 11/01/44 (Call 05/01/44)(a)	364	473,406
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	710	704,230
1.75%, 03/15/27 (Call 02/15/27)	400	397,314
2.35%, 11/15/31 (Call 05/15/31)(a)	200	201,874
2.60%, 12/01/29 (Call 06/01/29)	280	285,805
3.30%, 06/01/25 (Call 12/01/24)	423	446,271
3.35%, 12/01/26 (Call 06/01/26)(a)	540	576,530
3.40%, 06/01/30 (Call 12/01/29)(a)	305	329,016
3.50%, 12/01/49 (Call 06/01/49)(a)	260	285,455
4.00%, 06/15/28 (Call 12/15/27)	334	372,010
4.80%, 09/15/41 (Call 03/15/41)	551	675,458
6.50%, 07/01/36	490	693,642
		540,057,560
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	140	137,168
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,000	963,659
1.80%, 10/15/27 (Call 08/15/27)	675	674,520
1.95%, 10/15/30 (Call 07/15/30)	370	364,384
2.75%, 10/15/50 (Call 04/15/50)	551	553,431
3.15%, 06/01/25 (Call 03/01/25)	165	175,169
6.00%, 08/15/32	785	1,059,055
6.13%, 04/15/39(a)	110	160,508
		4,087,894
Security	Par (000)	Value

Electronics — 0.6%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	$545	$534,604
2.30%, 03/12/31 (Call 12/12/30)	812	804,225
2.75%, 09/15/29 (Call 06/15/29)	490	508,015
3.05%, 09/22/26 (Call 06/22/26)(a)	557	589,627
3.88%, 07/15/23 (Call 04/15/23)	432	450,448
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)(a)	788	845,425
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	606	634,476
3.55%, 10/01/27 (Call 07/01/27)	100	106,786
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	391	401,119
2.20%, 09/15/31 (Call 06/15/31)	325	319,361
2.80%, 02/15/30 (Call 11/15/29)	777	804,886
3.20%, 04/01/24 (Call 02/01/24)	554	578,025
4.35%, 06/01/29 (Call 03/01/29)	415	474,470
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	400	404,473
3.25%, 09/08/24 (Call 07/08/24)	566	591,601
3.88%, 01/12/28 (Call 10/12/27)(a)	600	649,835
4.00%, 04/01/25 (Call 01/01/25)	290	309,956
4.50%, 03/01/23 (Call 12/01/22)	85	87,881
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	525	520,947
4.63%, 04/15/26 (Call 01/15/26)(a)	593	654,065
4.88%, 12/01/22	237	246,302
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	544	581,093
4.75%, 06/15/25 (Call 03/15/25)	518	566,217
4.88%, 06/15/29 (Call 03/15/29)	872	991,225
4.88%, 05/12/30 (Call 02/12/30)	504	576,697
5.00%, 02/15/23	369	386,532
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,137	1,212,266
4.30%, 06/15/46 (Call 12/15/45)	76	91,932
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	995	968,628
1.35%, 06/01/25 (Call 05/01/25)	1,403	1,408,498
1.75%, 09/01/31 (Call 06/01/31)	1,225	1,188,396
1.95%, 06/01/30 (Call 03/01/30)(a)	695	694,108
2.30%, 08/15/24 (Call 07/15/24)	1,068	1,104,981
2.50%, 11/01/26 (Call 08/01/26)(a)	1,146	1,198,559
2.70%, 08/15/29 (Call 05/15/29)	988	1,040,535
2.80%, 06/01/50 (Call 12/01/49)(a)	519	542,436
3.35%, 12/01/23(a)	25	26,273
3.81%, 11/21/47 (Call 05/21/47)	1,090	1,323,639
5.38%, 03/01/41(a)	217	304,097
5.70%, 03/15/36	70	96,087
5.70%, 03/15/37	30	41,463
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	150	150,083
3.15%, 08/15/27 (Call 05/15/27)	25	26,587
3.35%, 03/01/26 (Call 12/01/25)	90	94,938
3.50%, 02/15/28 (Call 11/15/27)(a)	475	511,432
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	720	715,066
3.00%, 01/15/31 (Call 10/15/30)	195	201,078
3.60%, 01/15/30 (Call 10/15/29)	793	861,834
3.95%, 01/12/28 (Call 10/12/27)	555	608,591

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	$200	$211,294
4.55%, 10/30/24 (Call 07/30/24)	832	905,408
4.60%, 04/06/27 (Call 01/06/27)	922	1,039,405
Legrand France SA, 8.50%, 02/15/25(a)	811	985,787
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	300	297,639
1.75%, 08/09/26 (Call 07/09/26)(b)	615	600,824
2.38%, 08/09/28 (Call 06/09/28)(b)	510	498,684
2.65%, 08/09/31 (Call 05/09/31)(b)	350	338,840
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	265	276,785
4.75%, 12/01/24 (Call 09/01/24)	790	861,604
4.90%, 06/15/28 (Call 03/15/28)	726	832,344
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	708	762,813
3.45%, 08/01/24 (Call 05/01/24)(a)	150	157,967
3.70%, 02/15/26 (Call 11/15/25)	25	27,152
7.13%, 10/01/37	230	349,955
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)(b)	485	475,673
2.40%, 04/01/28 (Call 02/01/28)(a)(b)	319	311,440
2.95%, 04/01/31 (Call 01/01/31)(b)	430	424,324
		37,387,736
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(a)(b)	280	281,487
5.13%, 08/11/61 (Call 08/11/60)(b)	1,155	1,204,099
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)(b)	444	456,765
4.25%, 10/31/26 (Call 07/31/26)(b)	320	336,003
5.50%, 10/31/46 (Call 04/30/46)(b)	655	630,569
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	1,676	1,608,960
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	66	69,470
3.63%, 04/28/26 (Call 01/28/26)(b)	130	138,162
3.90%, 03/22/23(b)	545	565,170
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	1,060	1,173,174
		6,463,859
Environmental Control — 0.3%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	631	613,365
1.45%, 02/15/31 (Call 11/15/30)	580	540,540
1.75%, 02/15/32 (Call 11/15/31)	324	306,785
2.30%, 03/01/30 (Call 12/01/29)	1,076	1,082,474
2.38%, 03/15/33 (Call 12/15/32)	700	696,546
2.50%, 08/15/24 (Call 07/15/24)	390	402,586
2.90%, 07/01/26 (Call 04/01/26)	424	443,881
3.05%, 03/01/50 (Call 09/01/49)	543	565,907
3.20%, 03/15/25 (Call 12/15/24)	575	605,752
3.38%, 11/15/27 (Call 08/15/27)	678	726,518
3.95%, 05/15/28 (Call 02/15/28)	728	808,014
4.75%, 05/15/23 (Call 02/15/23)	392	410,582
6.20%, 03/01/40	142	207,334
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	685	670,312
2.60%, 02/01/30 (Call 11/01/29)	777	796,834
2.95%, 01/15/52 (Call 07/15/51)	495	496,428
3.05%, 04/01/50 (Call 10/01/49)	590	604,861
Security	Par (000)	Value

Environmental Control (continued)
3.50%, 05/01/29 (Call 02/01/29)	$638	$695,583
4.25%, 12/01/28 (Call 09/01/28)(a)	641	725,276
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	875	851,329
1.15%, 03/15/28 (Call 01/15/28)(a)	500	475,741
1.50%, 03/15/31 (Call 12/15/30)	487	456,438
2.00%, 06/01/29 (Call 04/01/29)(a)	600	595,450
2.40%, 05/15/23 (Call 03/15/23)	556	567,279
2.50%, 11/15/50 (Call 05/15/50)	55	52,735
2.95%, 06/01/41 (Call 12/01/40)	470	492,514
3.13%, 03/01/25 (Call 12/01/24)	200	210,746
3.15%, 11/15/27 (Call 08/15/27)	768	816,901
3.90%, 03/01/35 (Call 09/01/34)	483	543,372
4.10%, 03/01/45 (Call 09/01/44)	175	215,161
4.15%, 07/15/49 (Call 01/15/49)	721	913,878
		17,591,122
Food — 1.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	800	1,049,478
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(a)(b)	260	289,178
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	690	687,304
3.13%, 04/24/50 (Call 10/24/49)	464	465,289
3.30%, 03/19/25 (Call 12/19/24)	125	132,827
3.65%, 03/15/23 (Call 02/15/23)	330	341,165
3.95%, 03/15/25 (Call 01/15/25)	1,163	1,249,680
4.15%, 03/15/28 (Call 12/15/27)	835	929,224
4.80%, 03/15/48 (Call 09/15/47)(a)	725	919,076
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	70	74,102
5.15%, 02/12/25 (Call 11/12/24)(b)	200	216,752
6.63%, 02/12/45 (Call 08/12/44)(a)(b)	255	327,041
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	125	127,333
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	850	863,855
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	620	593,925
3.20%, 01/25/23 (Call 10/25/22)	88	89,917
4.30%, 05/01/24 (Call 04/01/24)	1,226	1,311,417
4.60%, 11/01/25 (Call 09/01/25)	1,257	1,393,153
4.85%, 11/01/28 (Call 08/01/28)(a)	898	1,043,254
5.30%, 11/01/38 (Call 05/01/38)	668	848,069
5.40%, 11/01/48 (Call 05/01/48)(a)	1,060	1,453,934
7.00%, 10/01/28	600	783,881
8.25%, 09/15/30	420	602,194
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)	1,212	1,246,638
2.95%, 11/02/26 (Call 08/02/26)(b)	1,565	1,642,841
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(a)	763	755,800
3.50%, 10/01/26 (Call 07/01/26)	61	65,805
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	300	296,198
2.88%, 04/15/30 (Call 01/15/30)(a)	848	890,135
3.00%, 02/01/51 (Call 08/01/50)(b)	1,228	1,258,675
3.20%, 02/10/27 (Call 11/10/26)	830	887,131
3.65%, 02/15/24 (Call 11/15/23)	492	516,461
3.70%, 10/17/23 (Call 09/17/23)(a)	557	584,136
4.00%, 04/17/25 (Call 02/17/25)	444	479,538

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.20%, 04/17/28 (Call 01/17/28)	$1,157	$1,302,950
4.55%, 04/17/38 (Call 10/17/37)	250	300,460
4.70%, 04/17/48 (Call 10/17/47)	125	165,086
5.40%, 06/15/40(a)	305	409,942
Grupo Bimbo SAB de CV
3.88%, 06/27/24(b)	200	211,096
4.00%, 09/06/49(a)(b)	955	1,047,564
4.70%, 11/10/47 (Call 05/10/47)(b)	375	455,813
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	214	211,565
1.70%, 06/01/30 (Call 03/01/30)	435	429,698
2.05%, 11/15/24 (Call 10/15/24)	130	133,608
2.30%, 08/15/26 (Call 05/15/26)	506	526,498
2.45%, 11/15/29 (Call 08/15/29)	415	438,922
2.63%, 05/01/23 (Call 02/01/23)	40	40,918
2.65%, 06/01/50 (Call 12/01/49)(a)	362	372,015
3.13%, 11/15/49 (Call 05/15/49)	510	553,453
3.38%, 05/15/23 (Call 04/15/23)	394	409,028
3.38%, 08/15/46 (Call 02/15/46)	265	301,584
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/03/22)(a)	370	366,973
1.70%, 06/03/28 (Call 04/03/28)	815	809,047
1.80%, 06/11/30 (Call 03/11/30)	191	187,290
3.05%, 06/03/51 (Call 12/03/50)(a)	790	847,423
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	275	287,527
3.20%, 10/01/26 (Call 07/01/26)(a)	613	653,800
3.90%, 06/01/50 (Call 12/01/49)(a)	414	484,732
6.63%, 04/15/37(a)	359	509,493
J M Smucker Co. (The), 2.75%, 09/15/41 (Call 03/15/41)	395	386,159
JBS Finance Luxembourg Sarl, 2.50%, 01/15/27 (Call 12/15/26)(b)	170	168,572
JBS USA Food Co., 5.75%, 01/15/28 (Call 07/15/22)(b)	800	839,040
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(b)	800	862,800
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.75%, 12/01/31 (Call 12/01/26)(b)	610	616,222
5.50%, 01/15/30 (Call 01/15/25)(b)	1,000	1,072,690
6.50%, 04/15/29 (Call 04/15/24)(b)	1,000	1,095,890
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	1,045	1,010,176
2.38%, 03/15/30 (Call 12/15/29)	434	438,157
3.38%, 12/15/27 (Call 09/15/27)(a)	464	498,539
3.50%, 03/15/25	1,110	1,182,445
3.55%, 03/15/50 (Call 09/15/49)(a)	620	681,853
4.25%, 03/15/35	302	355,679
4.38%, 03/15/45	213	263,296
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	652	645,168
2.65%, 12/01/23	1,007	1,041,191
3.25%, 04/01/26	236	251,339
3.40%, 11/15/27 (Call 08/15/27)(a)	1,050	1,129,336
4.30%, 05/15/28 (Call 02/15/28)	100	114,217
4.50%, 04/01/46	503	640,698
Series B, 7.45%, 04/01/31	545	773,177
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	300	415,409
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	315	298,547
2.20%, 05/01/30 (Call 02/01/30)	745	743,725
Security	Par (000)	Value

Food (continued)
2.65%, 10/15/26 (Call 07/15/26)	$567	$588,099
3.50%, 02/01/26 (Call 11/01/25)(a)	706	758,958
3.70%, 08/01/27 (Call 05/01/27)	472	516,869
3.85%, 08/01/23 (Call 05/01/23)	455	474,953
3.88%, 10/15/46 (Call 04/15/46)	570	638,434
3.95%, 01/15/50 (Call 07/15/49)(a)	662	765,520
4.00%, 02/01/24 (Call 11/01/23)	446	471,307
4.45%, 02/01/47 (Call 08/01/46)	535	652,236
4.50%, 01/15/29 (Call 10/15/28)(a)	439	506,676
4.65%, 01/15/48 (Call 07/15/47)(a)	158	198,616
5.00%, 04/15/42 (Call 10/15/41)	430	546,102
5.15%, 08/01/43 (Call 02/01/43)(a)	461	603,651
5.40%, 07/15/40 (Call 01/15/40)	253	331,761
5.40%, 01/15/49 (Call 07/15/48)(a)	536	750,851
6.90%, 04/15/38	470	693,795
7.50%, 04/01/31	50	70,465
8.00%, 09/15/29	125	173,154
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	590	572,093
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	647	616,827
2.38%, 07/16/40 (Call 01/16/40)(b)	546	527,337
2.45%, 07/16/50 (Call 01/16/50)(b)	500	482,526
2.70%, 04/01/25 (Call 03/01/25)(b)	719	751,203
3.20%, 04/01/30 (Call 01/01/30)(b)	938	1,006,582
3.60%, 04/01/34 (Call 01/01/34)(b)	751	850,370
3.88%, 04/01/39 (Call 10/01/38)(b)	545	635,545
3.95%, 04/01/44 (Call 10/01/43)(b)	305	363,138
3.95%, 04/01/49 (Call 10/01/48)(b)	855	1,048,245
4.13%, 04/01/54 (Call 10/01/53)(a)(b)	428	549,010
4.20%, 04/01/59 (Call 10/01/58)(b)	492	640,920
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	602	582,991
1.85%, 02/15/31 (Call 11/15/30)	485	459,868
2.50%, 04/15/30 (Call 01/15/30)	671	681,321
3.15%, 08/15/24 (Call 06/15/24)	1,193	1,248,523
3.40%, 08/15/27 (Call 05/15/27)	667	715,716
3.50%, 09/01/23 (Call 06/01/23)	200	207,548
4.20%, 08/15/47 (Call 02/15/47)(a)	310	375,793
McCormick & Co. Inc/MD, 3.25%, 11/15/25 (Call 08/15/25)	337	356,574
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(a)(b)	1,255	1,239,388
1.25%, 09/24/26 (Call 08/24/26)(b)	695	680,051
2.25%, 09/19/24 (Call 08/19/24)(b)	369	378,390
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	933	934,581
1.50%, 02/04/31 (Call 11/04/30)	720	675,126
1.88%, 10/15/32 (Call 07/15/32)	692	662,215
2.63%, 09/04/50 (Call 03/04/50)	1,372	1,306,975
2.75%, 04/13/30 (Call 01/13/30)	1,053	1,091,652
3.63%, 02/13/26 (Call 12/13/25)(a)	22	23,874
4.13%, 05/07/28 (Call 02/07/28)	705	808,310
6.50%, 11/01/31	25	32,992
Nestle Holdings Inc.
0.38%, 01/15/24(b)	1,245	1,232,078
0.61%, 09/14/24 (Call 09/14/23)(b)	65	64,246
0.63%, 01/15/26 (Call 12/15/25)(b)	1,145	1,111,522
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	1,000	962,108
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	800	782,739
1.25%, 09/15/30 (Call 06/15/30)(b)	480	454,923

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
1.50%, 09/14/28 (Call 07/14/28)(b)	$240	$235,127
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	305	300,972
2.50%, 09/14/41 (Call 03/14/41)(b)	330	326,502
2.63%, 09/14/51 (Call 03/14/51)(b)	390	390,350
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	980	1,024,825
3.50%, 09/24/25 (Call 07/24/25)(b)	560	603,706
3.63%, 09/24/28 (Call 06/24/28)(b)	1,234	1,380,014
3.90%, 09/24/38 (Call 03/24/38)(b)	1,049	1,244,542
4.00%, 09/24/48 (Call 03/24/48)(b)	1,441	1,813,716
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	970	1,025,775
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	260	254,834
3.00%, 10/15/30 (Call 07/15/30)(a)(b)	570	572,594
4.25%, 02/01/27 (Call 11/01/26)(b)	505	544,213
5.20%, 04/01/29 (Call 01/01/29)(b)	373	427,274
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	990	1,000,349
3.25%, 07/15/27 (Call 04/15/27)	866	920,945
3.30%, 07/15/26 (Call 04/15/26)	853	905,206
3.30%, 02/15/50 (Call 08/15/49)	635	661,525
3.55%, 03/15/25 (Call 01/15/25)(a)	594	631,635
3.75%, 10/01/25 (Call 07/01/25)	509	547,293
4.45%, 03/15/48 (Call 09/15/47)	190	226,281
4.50%, 04/01/46 (Call 10/01/45)	132	157,157
4.85%, 10/01/45 (Call 04/01/45)	550	686,757
5.38%, 09/21/35(a)	270	343,934
5.65%, 04/01/25 (Call 03/01/25)	841	947,636
5.95%, 04/01/30 (Call 01/01/30)	507	635,721
6.60%, 04/01/40 (Call 10/01/39)(a)	155	228,842
6.60%, 04/01/50 (Call 10/01/49)	1,079	1,694,950
Tesco PLC, 6.15%, 11/15/37(b)	180	234,854
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	612	658,677
3.90%, 09/28/23 (Call 08/28/23)	382	401,703
3.95%, 08/15/24 (Call 05/15/24)(a)	973	1,035,285
4.00%, 03/01/26 (Call 01/01/26)	747	811,046
4.35%, 03/01/29 (Call 12/01/28)(a)	979	1,113,969
4.55%, 06/02/47 (Call 12/02/46)	731	908,052
4.88%, 08/15/34 (Call 02/15/34)	691	845,524
5.10%, 09/28/48 (Call 03/28/48)	1,205	1,623,991
5.15%, 08/15/44 (Call 02/15/44)	509	667,834
		113,284,573
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	400	422,040
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	335	352,852
4.25%, 04/30/29 (Call 01/30/29)(b)	300	316,128
4.50%, 08/01/24 (Call 05/01/24)(a)	200	212,764
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	480	538,205
5.50%, 11/02/47 (Call 05/02/47)(a)	426	490,437
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	375	432,191
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	175	182,439
5.50%, 01/17/27	650	714,447
Georgia-Pacific LLC
0.63%, 05/15/24(b)	873	863,967
0.95%, 05/15/26 (Call 04/15/26)(b)	1,071	1,036,297
1.75%, 09/30/25 (Call 08/30/25)(b)	335	337,260
2.10%, 04/30/27 (Call 02/28/27)(b)	717	729,012
Security	Par (000)	Value

Forest Products & Paper (continued)
2.30%, 04/30/30 (Call 01/30/30)(b)	$464	$470,174
3.60%, 03/01/25 (Call 12/01/24)(b)	260	276,790
3.73%, 07/15/23 (Call 04/15/23)(b)	607	630,999
7.25%, 06/01/28(a)	268	349,822
7.75%, 11/15/29(a)	460	647,198
8.00%, 01/15/24	771	880,687
8.88%, 05/15/31	187	291,378
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	235	295,713
4.40%, 08/15/47 (Call 02/15/47)	656	828,906
4.80%, 06/15/44 (Call 12/15/43)	723	929,695
6.00%, 11/15/41 (Call 05/15/41)	612	850,171
7.30%, 11/15/39	970	1,487,054
8.70%, 06/15/38	335	550,193
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(b)	350	338,187
3.85%, 01/13/30 (Call 10/13/29)(b)	475	485,925
4.38%, 04/04/27(a)(b)	120	129,901
4.75%, 09/15/24 (Call 06/15/24)(b)	15	16,013
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	115	141,163
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	215	200,543
3.13%, 01/15/32 (Call 10/15/31)	650	605,605
3.75%, 01/15/31 (Call 10/15/30)	600	585,606
5.00%, 01/15/30 (Call 10/15/29)	849	900,195
6.00%, 01/15/29 (Call 10/15/28)(a)	1,400	1,583,120
7.00%, 03/16/47 (Call 09/16/46)(a)(b)	750	919,125
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	345	369,548
		21,391,750
Gas — 0.7%
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)(a)(b)	326	350,790
4.25%, 07/15/27 (Call 04/15/27)(b)	635	703,942
5.00%, 03/23/35 (Call 12/23/34)(b)	240	292,874
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	972	913,337
2.63%, 09/15/29 (Call 06/15/29)	425	440,031
2.85%, 02/15/52 (Call 08/15/51)	485	486,124
3.00%, 06/15/27 (Call 03/15/27)	650	690,025
3.38%, 09/15/49 (Call 03/15/49)	517	558,015
4.13%, 10/15/44 (Call 04/15/44)	529	623,054
4.13%, 03/15/49 (Call 09/15/48)	433	531,810
4.15%, 01/15/43 (Call 07/15/42)	367	426,217
4.30%, 10/01/48 (Call 04/01/48)	370	456,848
5.50%, 06/15/41 (Call 12/15/40)	269	362,140
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	552	569,967
3.15%, 08/01/27 (Call 05/01/27)(b)	1,517	1,586,549
4.49%, 02/15/42(b)	450	517,430
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	660	695,126
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	1,010	1,099,203
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	312	359,095
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	402	483,704
4.50%, 03/10/46 (Call 09/10/45)(b)	410	484,006
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)(a)	503	472,315
3.55%, 04/01/23 (Call 03/01/23)	185	191,153
4.00%, 04/01/28 (Call 01/01/28)	394	433,068

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.10%, 09/01/47 (Call 03/01/47)	$165	$194,554
5.85%, 01/15/41 (Call 07/15/40)	87	119,792
6.63%, 11/01/37	121	166,347
Centrica PLC, 4.00%, 10/16/23 (Call 07/16/23)(b)	50	52,169
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	463	458,504
2.00%, 06/15/30 (Call 03/15/30)(b)	632	616,070
3.00%, 06/15/50 (Call 12/15/49)(b)	402	401,802
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	952	994,625
3.60%, 12/15/24 (Call 09/15/24)	622	664,516
Series A, 2.50%, 11/15/24 (Call 10/15/24)	836	865,761
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)(b)	500	497,460
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(b)	100	107,500
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	500	512,547
5.82%, 04/01/41(b)	530	709,506
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	515	548,990
6.25%, 01/20/42(a)(b)	60	93,341
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	100	101,188
3.75%, 03/01/23 (Call 12/01/22)	305	313,115
3.95%, 09/15/27 (Call 06/15/27)(a)	405	425,164
4.75%, 09/01/28 (Call 06/01/28)	390	432,499
5.20%, 07/15/25 (Call 04/15/25)	327	359,168
5.50%, 01/15/26 (Call 12/15/25)	617	699,006
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	746	727,603
1.70%, 02/15/31 (Call 11/15/30)(a)	767	720,404
2.95%, 09/01/29 (Call 06/01/29)	858	889,133
3.49%, 05/15/27 (Call 02/15/27)	405	434,394
3.60%, 05/01/30 (Call 02/01/30)	878	943,192
3.95%, 03/30/48 (Call 09/30/47)(a)	499	572,996
4.38%, 05/15/47 (Call 11/15/46)	835	1,005,458
4.80%, 02/15/44 (Call 08/15/43)	597	748,477
5.25%, 02/15/43 (Call 08/15/42)	296	388,467
5.65%, 02/01/45 (Call 08/01/44)	455	624,518
5.80%, 02/01/42 (Call 08/01/41)	275	369,951
5.95%, 06/15/41 (Call 12/15/40)	219	301,868
ONE Gas Inc.
1.10%, 03/11/24 (Call 12/16/21)	710	700,000
2.00%, 05/15/30 (Call 02/15/30)	250	245,384
3.61%, 02/01/24 (Call 11/01/23)	102	106,891
4.50%, 11/01/48 (Call 05/01/48)	261	329,344
4.66%, 02/01/44 (Call 08/01/43)(a)	562	701,015
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	2,165	2,337,827
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	500	498,205
3.35%, 06/01/50 (Call 12/01/49)	327	341,183
3.50%, 06/01/29 (Call 03/01/29)	826	893,767
3.64%, 11/01/46 (Call 05/01/46)	185	201,092
4.10%, 09/18/34 (Call 03/18/34)	250	280,052
4.65%, 08/01/43 (Call 02/01/43)	255	311,514
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	275	266,439
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	35	36,733
Security	Par (000)	Value

Gas (continued)
3.20%, 06/15/25 (Call 03/15/25)	$455	$480,242
3.75%, 09/15/42 (Call 03/15/42)	474	536,546
4.45%, 03/15/44 (Call 09/15/43)	192	226,781
5.13%, 11/15/40	51	66,670
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	637	664,586
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	339	418,462
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	355	450,073
Series WW, 3.95%, 02/15/50 (Call 08/15/49)(a)	355	427,842
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	485	499,875
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	1,286	1,316,336
3.25%, 06/15/26 (Call 03/15/26)	317	335,184
3.88%, 11/15/25 (Call 08/15/25)(a)	600	642,707
3.95%, 10/01/46 (Call 04/01/46)(a)	110	124,251
4.40%, 06/01/43 (Call 12/01/42)	185	215,199
4.40%, 05/30/47 (Call 11/30/46)	660	785,144
5.88%, 03/15/41 (Call 09/15/40)	515	709,953
6.00%, 10/01/34	125	162,834
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	383	358,073
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	400	402,565
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	699	684,504
3.18%, 08/15/51 (Call 02/15/51)	310	307,680
3.70%, 04/01/28 (Call 01/01/28)(a)	100	108,666
3.80%, 09/29/46 (Call 03/29/46)	70	76,625
4.15%, 06/01/49 (Call 12/01/48)	430	503,106
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	140	161,556
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	455	500,249
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	380	434,536
Series K, 3.80%, 09/15/46 (Call 03/15/46)(a)	391	448,726
		50,085,325
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	704	711,921
4.63%, 06/15/28 (Call 03/15/28)	85	95,497
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	703	758,081
4.10%, 03/01/48 (Call 09/01/47)	223	283,128
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	928	947,814
2.75%, 11/15/50 (Call 05/15/50)	800	786,260
3.40%, 03/01/26 (Call 01/01/26)	1,126	1,207,348
4.00%, 03/15/60 (Call 03/15/25)(a)(c)	474	481,048
4.25%, 11/15/28 (Call 08/15/28)	489	565,707
4.85%, 11/15/48 (Call 05/15/48)(a)	505	682,117
5.20%, 09/01/40	237	314,916
		6,833,837
Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	929	896,273
1.40%, 06/30/30 (Call 03/30/30)(a)	879	844,289
2.95%, 03/15/25 (Call 12/15/24)	932	983,636
3.40%, 11/30/23 (Call 09/30/23)(a)	645	678,375
3.75%, 11/30/26 (Call 08/30/26)	1,460	1,606,688
3.88%, 09/15/25 (Call 06/15/25)	515	562,679
4.75%, 11/30/36 (Call 05/30/36)	851	1,091,867
4.75%, 04/15/43 (Call 10/15/42)	428	562,507
4.90%, 11/30/46 (Call 05/30/46)	2,323	3,230,631

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
5.30%, 05/27/40(a)	$1,076	$1,484,932
6.00%, 04/01/39	406	600,153
6.15%, 11/30/37(a)	375	553,257
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	555	561,963
2.75%, 09/23/26 (Call 07/23/26)(b)	715	739,322
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	643	674,772
3.80%, 09/23/49 (Call 03/23/49)(a)(b)	460	513,183
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)	761	726,959
1.92%, 02/01/27 (Call 01/01/27)(b)	3,130	3,128,681
2.27%, 12/01/28 (Call 10/01/28)(b)	2,085	2,096,421
2.60%, 08/15/26 (Call 05/15/26)(a)	769	797,440
3.13%, 12/01/51 (Call 06/01/51)(b)	600	616,772
3.50%, 08/15/46 (Call 02/15/46)	1,027	1,123,378
3.95%, 04/01/30 (Call 01/01/30)(a)	531	592,096
4.50%, 06/15/43 (Call 12/15/42)(a)	70	84,169
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	682	690,404
2.65%, 06/01/30 (Call 03/01/30)	912	926,477
3.45%, 03/01/24 (Call 02/01/24)	1,055	1,106,078
3.75%, 03/01/26 (Call 01/01/26)	1,368	1,473,931
3.85%, 05/15/25	185	198,762
4.00%, 03/01/28 (Call 12/01/27)	112	126,522
4.00%, 03/01/29 (Call 12/01/28)	1,115	1,247,073
4.55%, 03/01/39 (Call 09/01/38)	753	905,464
4.70%, 03/01/49 (Call 09/01/48)	472	609,498
6.75%, 11/15/35(a)	335	469,533
7.38%, 01/15/40	620	969,678
Covidien International Finance SA, 6.55%, 10/15/37	43	61,891
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	910	886,644
3.35%, 09/15/25 (Call 06/15/25)	172	184,735
4.38%, 09/15/45 (Call 03/15/45)	512	644,350
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	650	691,537
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	946	971,408
2.60%, 11/15/29 (Call 08/15/29)(a)	1,000	1,042,339
3.25%, 11/15/39 (Call 05/15/39)	749	803,140
3.40%, 11/15/49 (Call 05/15/49)	844	939,050
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	837	949,001
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(a)(b)	50	51,533
Koninklijke Philips NV
5.00%, 03/15/42	599	774,372
6.88%, 03/11/38	863	1,283,282
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	540	583,186
Medtronic Inc.
3.50%, 03/15/25	1,452	1,553,165
4.38%, 03/15/35	1,505	1,851,231
4.63%, 03/15/45	1,589	2,117,014
PerkinElmer Inc.
0.85%, 09/15/24 (Call 09/15/22)	60	59,038
1.90%, 09/15/28 (Call 07/15/28)	335	326,919
2.25%, 09/15/31 (Call 06/15/31)	345	334,545
2.55%, 03/15/31 (Call 12/15/30)	330	336,673
3.30%, 09/15/29 (Call 06/15/29)	1,100	1,166,105
Security	Par (000)	Value

Health Care - Products (continued)
3.63%, 03/15/51 (Call 09/15/50)	$625	$683,268
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,085	1,054,281
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	830	839,925
3.75%, 03/15/51 (Call 09/15/50)	634	700,965
Stryker Corp.
0.60%, 12/01/23 (Call 12/13/21)(a)	630	624,614
1.15%, 06/15/25 (Call 05/15/25)(a)	742	736,458
1.95%, 06/15/30 (Call 03/15/30)	1,128	1,108,724
2.90%, 06/15/50 (Call 12/15/49)(a)	725	743,320
3.38%, 05/15/24 (Call 02/15/24)	392	410,876
3.38%, 11/01/25 (Call 08/01/25)	748	799,258
3.50%, 03/15/26 (Call 12/15/25)(a)	877	941,542
3.65%, 03/07/28 (Call 12/07/27)	481	525,490
4.10%, 04/01/43 (Call 10/01/42)	243	285,851
4.38%, 05/15/44 (Call 11/15/43)	433	529,839
4.63%, 03/15/46 (Call 09/15/45)	918	1,190,960
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 10/18/22)	200	200,025
1.75%, 10/15/28 (Call 08/15/28)	130	127,812
2.00%, 10/15/31 (Call 07/15/31)	100	97,939
2.60%, 10/01/29 (Call 07/01/29)	1,113	1,154,221
2.80%, 10/15/41 (Call 04/15/41)	520	524,815
2.95%, 09/19/26 (Call 06/19/26)	1,088	1,149,126
3.20%, 08/15/27 (Call 05/15/27)	372	397,676
3.65%, 12/15/25 (Call 09/15/25)	400	430,902
4.10%, 08/15/47 (Call 02/15/47)	836	1,051,118
4.13%, 03/25/25 (Call 12/03/21)	1,018	1,102,014
4.50%, 03/25/30 (Call 12/03/21)	640	759,832
5.30%, 02/01/44 (Call 08/01/43)	389	542,881
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)(a)	400	401,386
3.05%, 01/15/26 (Call 12/15/25)	537	563,603
3.55%, 04/01/25 (Call 01/01/25)	483	512,579
3.55%, 03/20/30 (Call 12/20/29)	628	682,933
3.70%, 03/19/23 (Call 02/19/23)	164	169,626
4.25%, 08/15/35 (Call 02/15/35)	92	100,658
4.45%, 08/15/45 (Call 02/15/45)(a)	780	939,603
5.75%, 11/30/39	105	141,814
		73,310,955
Health Care - Services — 2.5%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	185	195,109
3.63%, 03/01/49 (Call 09/01/48)	235	262,763
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	230	263,884
3.83%, 08/15/28 (Call 05/15/28)(a)	155	173,034
4.27%, 08/15/48 (Call 02/15/48)	372	478,699
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)(a)	50	50,662
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	685	729,901
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	1,108	1,136,747
3.50%, 11/15/24 (Call 08/15/24)	955	1,013,585
3.88%, 08/15/47 (Call 02/15/47)	932	1,052,567
4.13%, 11/15/42 (Call 05/15/42)	546	623,179
4.50%, 05/15/42 (Call 11/15/41)	327	391,203
4.75%, 03/15/44 (Call 09/15/43)	320	398,336
6.63%, 06/15/36(a)	860	1,223,641
6.75%, 12/15/37	565	824,783

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
AHS Hospital Corp.
5.02%, 07/01/45	$285	$397,651
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	480	492,392
Allina Health System, Series 2019, 3.89%, 04/15/49	325	389,458
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	956	949,469
2.25%, 05/15/30 (Call 02/15/30)	1,096	1,092,491
2.38%, 01/15/25 (Call 12/15/24)	1,306	1,344,075
2.55%, 03/15/31 (Call 12/15/30)	806	823,039
2.88%, 09/15/29 (Call 06/15/29)	772	806,675
2.95%, 12/01/22 (Call 11/01/22)	509	520,238
3.13%, 05/15/50 (Call 11/15/49)	799	828,103
3.35%, 12/01/24 (Call 10/01/24)	774	818,578
3.50%, 08/15/24 (Call 05/15/24)	939	990,906
3.60%, 03/15/51 (Call 09/15/50)	1,225	1,368,640
3.65%, 12/01/27 (Call 09/01/27)	985	1,072,687
3.70%, 09/15/49 (Call 03/15/49)	713	798,252
4.10%, 03/01/28 (Call 12/01/27)	807	899,697
4.38%, 12/01/47 (Call 06/01/47)	698	861,263
4.55%, 03/01/48 (Call 09/01/47)	720	905,418
4.63%, 05/15/42	552	687,916
4.65%, 01/15/43	600	749,536
4.65%, 08/15/44 (Call 02/15/44)	770	965,752
4.85%, 08/15/54 (Call 02/15/54)(a)	340	442,506
5.10%, 01/15/44	439	580,587
5.85%, 01/15/36(a)	115	154,422
5.95%, 12/15/34(a)	515	698,919
6.38%, 06/15/37(a)	460	652,472
Ascension Health
3.95%, 11/15/46(a)	175	221,445
4.85%, 11/15/53(a)	297	443,846
Series B, 2.53%, 11/15/29 (Call 08/15/29)	150	156,567
Series B, 3.11%, 11/15/39 (Call 05/15/39)	680	740,105
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	225	220,027
2.34%, 01/01/30 (Call 10/01/29)	385	390,172
2.91%, 01/01/51 (Call 07/01/50)(a)	500	519,858
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	539	588,403
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	55	67,393
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(a)	534	592,316
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	165	203,654
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	25	30,218
4.19%, 11/15/45 (Call 05/15/45)	557	706,261
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	145	141,191
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(a)(b)	300	318,217
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	170	184,975
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)(a)	530	517,630
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)(a)	525	566,750
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	225	242,674
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)(a)	500	482,299
Children’s Hospital Corp. (The) Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	175	223,163
Security	Par (000)	Value

Health Care - Services (continued)
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	$30	$29,173
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	247	318,693
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	185	185,508
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	275	280,060
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)(a)	325	367,209
City of Hope
Series 2013, 5.62%, 11/15/43	45	65,585
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	100	128,580
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	322	320,300
2.76%, 10/01/24 (Call 07/01/24)	1,111	1,150,132
3.35%, 10/01/29 (Call 04/01/29)	683	728,577
3.82%, 10/01/49 (Call 04/01/49)(a)	552	651,904
3.91%, 10/01/50 (Call 04/01/50)	340	391,403
4.19%, 10/01/49 (Call 04/01/49)	883	1,046,938
4.35%, 11/01/42(a)	930	1,083,929
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	475	480,069
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	350	386,115
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	412	501,947
Dignity Health
3.81%, 11/01/24(a)	250	266,891
4.50%, 11/01/42	15	18,266
5.27%, 11/01/64	280	396,573
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	742	907,431
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	5	5,798
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(a)(b)	230	249,221
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(a)(b)	920	910,199
2.38%, 02/16/31 (Call 11/16/30)(b)	1,096	1,053,711
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	350	354,719
3.75%, 06/15/29 (Call 03/15/29)(b)	584	629,977
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)(a)	350	441,909
4.50%, 07/01/57 (Call 01/01/57)	202	270,524
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	260	258,837
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	445	458,188
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	195	208,110
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,065	1,039,388
3.50%, 07/15/51 (Call 01/15/51)	1,350	1,379,386
4.13%, 06/15/29 (Call 03/15/29)	1,287	1,414,550
4.50%, 02/15/27 (Call 08/15/26)	1,086	1,194,695
4.75%, 05/01/23	889	933,774
5.00%, 03/15/24	260	280,549
5.13%, 06/15/39 (Call 12/15/38)(a)	611	753,648
5.25%, 04/15/25	1,353	1,504,261
5.25%, 06/15/26 (Call 12/15/25)	1,025	1,153,314
5.25%, 06/15/49 (Call 12/15/48)	1,703	2,207,130
5.50%, 06/15/47 (Call 12/15/46)	888	1,169,678

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(a)(b)	$400	$402,016
2.20%, 06/01/30 (Call 03/01/30)(b)	927	916,905
3.20%, 06/01/50 (Call 12/01/49)(a)(b)	827	860,644
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(a)(b)	1,338	1,315,600
2.55%, 05/10/31 (Call 02/10/31)(b)	702	695,953
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)(a)	945	916,065
2.15%, 02/03/32 (Call 11/03/31)	475	458,093
3.13%, 08/15/29 (Call 05/15/29)	835	879,535
3.15%, 12/01/22 (Call 09/01/22)	685	698,316
3.85%, 10/01/24 (Call 07/01/24)	235	250,597
3.95%, 03/15/27 (Call 12/15/26)	850	927,991
3.95%, 08/15/49 (Call 02/15/49)	568	660,365
4.50%, 04/01/25 (Call 03/01/25)	578	632,075
4.63%, 12/01/42 (Call 06/01/42)	476	585,315
4.80%, 03/15/47 (Call 09/15/46)	351	451,952
4.88%, 04/01/30 (Call 01/01/30)	301	351,143
4.95%, 10/01/44 (Call 04/01/44)	299	388,190
8.15%, 06/15/38	405	654,760
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)	185	231,386
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	235	241,518
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	215	250,879
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	265	307,005
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	500	608,540
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	490	524,052
4.15%, 05/01/47 (Call 11/01/46)(a)	712	893,496
4.88%, 04/01/42	840	1,128,610
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	265	293,163
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	95	96,970
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,650	1,739,113
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	515	509,323
2.30%, 12/01/24 (Call 11/01/24)	508	522,726
2.70%, 06/01/31 (Call 03/01/31)(a)	545	554,469
2.95%, 12/01/29 (Call 09/01/29)	453	473,437
3.25%, 09/01/24 (Call 07/01/24)	741	778,274
3.60%, 02/01/25 (Call 11/01/24)	1,020	1,082,192
3.60%, 09/01/27 (Call 06/01/27)	380	410,725
4.00%, 11/01/23 (Call 08/01/23)	398	417,905
4.70%, 02/01/45 (Call 08/01/44)(a)	957	1,180,652
Mass General Brigham Inc.
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	315	346,352
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	1,020	1,139,855
Mayo Clinic
3.77%, 11/15/43(a)	350	420,918
Series 2013, 4.00%, 11/15/47(a)	25	30,948
Series 2016, 4.13%, 11/15/52	290	375,822
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	670	739,920
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	223	292,115
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	190	211,121
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	260	295,778
Security	Par (000)	Value

Health Care - Services (continued)
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	$453	$584,431
5.00%, 07/01/42	275	372,696
Series 2015, 4.20%, 07/01/55	495	645,871
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	180	185,734
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	35	39,227
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)(a)	589	588,032
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)(a)	270	300,577
Montefiore Obligated Group
4.29%, 09/01/50	250	264,748
Series 18-C, 5.25%, 11/01/48	664	787,713
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	375	429,665
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	460	517,025
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	410	440,379
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	325	327,590
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	155	149,629
2.61%, 08/01/60 (Call 02/01/60)	133	128,336
3.56%, 08/01/36	100	111,314
4.02%, 08/01/45	585	747,715
4.06%, 08/01/56	139	180,882
4.76%, 08/01/2116	240	345,472
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)(a)	410	511,827
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	612	706,676
3.98%, 11/01/46 (Call 11/01/45)	545	631,878
4.26%, 11/01/47 (Call 11/01/46)	396	479,624
6.15%, 11/01/43	320	479,048
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	10	9,934
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	60	58,693
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	215	305,144
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)(a)	55	53,889
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	50	50,817
2.83%, 11/15/41 (Call 05/15/41)	535	553,533
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(a)	18	19,145
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	610	670,207
4.09%, 10/01/48 (Call 04/01/48)(a)	235	291,117
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)(a)	575	781,667
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	517	514,997
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	340	354,462
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)(a)	200	194,695
2.86%, 01/01/52 (Call 07/01/51)	25	24,991
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	235	231,750
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)(a)	420	436,795
Providence St Joseph Health Obligated Group Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	200	207,567

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	$393	$384,582
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	317	380,462
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	311	325,650
Series I, 3.74%, 10/01/47(a)	75	87,296
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	438	451,616
2.95%, 06/30/30 (Call 03/30/30)	461	481,655
3.45%, 06/01/26 (Call 03/01/26)(a)	831	892,204
3.50%, 03/30/25 (Call 12/30/24)	504	535,963
4.20%, 06/30/29 (Call 03/30/29)	530	599,744
4.25%, 04/01/24 (Call 01/01/24)	264	281,585
4.70%, 03/30/45 (Call 09/30/44)(a)	286	362,945
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	55	59,914
Roche Holdings Inc.
0.45%, 03/05/24 (Call 02/05/24)(b)	227	224,081
0.99%, 03/05/26 (Call 02/05/26)(b)	832	818,384
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	485	501,899
2.63%, 05/15/26 (Call 02/15/26)(b)	960	1,007,701
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	525	556,694
3.35%, 09/30/24 (Call 06/30/24)(a)(b)	300	317,402
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	865	962,471
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	145	177,183
7.00%, 03/01/39(a)(b)	250	403,993
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	455	509,459
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	300	340,305
3.95%, 07/01/46 (Call 07/01/45)(a)	220	264,447
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	175	176,180
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)(a)	45	60,601
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	80	93,218
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	303	313,188
Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	220	242,856
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	415	447,160
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	587	712,722
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	100	107,876
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	25	27,625
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	537	592,927
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	350	430,701
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	50	49,344
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	160	161,680
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)(a)	433	450,980
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	550	601,889
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	185	170,514
4.33%, 11/15/55(a)	145	195,476
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(a)	76	80,653
5.75%, 11/15/38 (Call 11/15/28)	300	353,559
6.02%, 11/15/48	664	823,108
Series B, 5.33%, 11/15/28	200	223,171
Trinity Health Corp.
4.13%, 12/01/45(a)	425	541,025
Security	Par (000)	Value

Health Care - Services (continued)
Series 2019, 3.43%, 12/01/48(a)	$210	$237,368
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	190	190,198
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	390	386,208
1.15%, 05/15/26 (Call 04/15/26)	395	389,899
1.25%, 01/15/26	814	809,843
2.00%, 05/15/30(a)	1,216	1,205,009
2.30%, 05/15/31 (Call 02/15/31)	820	830,370
2.38%, 08/15/24	849	879,608
2.75%, 02/15/23 (Call 11/15/22)	110	112,189
2.75%, 05/15/40 (Call 11/15/39)	990	997,176
2.88%, 03/15/23	526	541,166
2.88%, 08/15/29	1,050	1,109,984
2.90%, 05/15/50 (Call 11/15/49)	1,008	1,030,792
2.95%, 10/15/27	661	703,193
3.05%, 05/15/41 (Call 11/15/40)	690	719,195
3.10%, 03/15/26	670	715,291
3.13%, 05/15/60 (Call 11/15/59)(a)	840	873,013
3.25%, 05/15/51 (Call 11/15/50)	1,260	1,370,133
3.38%, 04/15/27	660	715,791
3.45%, 01/15/27	712	773,227
3.50%, 06/15/23	325	339,451
3.50%, 02/15/24	1,289	1,359,967
3.50%, 08/15/39 (Call 02/15/39)	987	1,086,205
3.70%, 12/15/25(a)	515	562,160
3.70%, 08/15/49 (Call 02/15/49)	947	1,099,465
3.75%, 07/15/25	506	547,569
3.75%, 10/15/47 (Call 04/15/47)	874	1,013,806
3.85%, 06/15/28	1,050	1,172,576
3.88%, 12/15/28	581	651,918
3.88%, 08/15/59 (Call 02/15/59)	947	1,144,175
3.95%, 10/15/42 (Call 04/15/42)	618	717,929
4.20%, 01/15/47 (Call 07/15/46)	465	572,702
4.25%, 03/15/43 (Call 09/15/42)(a)	628	757,238
4.25%, 04/15/47 (Call 10/15/46)	636	792,151
4.25%, 06/15/48 (Call 12/15/47)	1,127	1,406,148
4.38%, 03/15/42 (Call 09/15/41)	566	684,646
4.45%, 12/15/48 (Call 06/15/48)	773	991,843
4.63%, 07/15/35	440	545,468
4.63%, 11/15/41 (Call 05/15/41)	736	923,762
4.75%, 07/15/45	1,103	1,453,179
5.70%, 10/15/40 (Call 04/15/40)	660	918,734
5.80%, 03/15/36	952	1,309,729
5.95%, 02/15/41 (Call 08/15/40)(a)	610	880,677
6.50%, 06/15/37	473	697,241
6.63%, 11/15/37	634	949,584
6.88%, 02/15/38	371	572,248
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(a)(b)	790	775,053
2.65%, 10/15/30 (Call 07/15/30)(b)	905	877,850
2.65%, 01/15/32 (Call 10/15/31)(a)(b)	775	766,917
UPMC, Series D-1, 3.60%, 04/03/25	500	529,133
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	115	121,552
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	542	723,921
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	245	251,940
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	50	47,456
		166,719,653

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified — 0.6%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	$270	$348,978
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	715	706,108
2.88%, 06/15/28 (Call 04/15/28)	1,043	1,039,342
3.20%, 11/15/31 (Call 08/15/31)	405	396,414
3.25%, 07/15/25 (Call 06/15/25)	697	717,630
3.50%, 02/10/23 (Call 01/10/23)	933	956,638
3.88%, 01/15/26 (Call 12/15/25)	361	379,999
4.20%, 06/10/24 (Call 05/10/24)	1,122	1,182,103
4.25%, 03/01/25 (Call 01/01/25)	904	953,976
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	200	194,624
2.95%, 03/10/26 (Call 02/10/26)	1,100	1,107,155
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	200	197,761
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	695	673,937
2.75%, 09/16/26 (Call 08/19/26)	1,030	1,032,453
2.85%, 09/30/28 (Call 07/30/28)(b)	1,620	1,571,036
3.63%, 01/15/26 (Call 12/15/25)	565	589,133
3.65%, 07/14/23	40	41,399
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	300	307,421
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,603	1,670,422
3.38%, 09/06/49 (Call 03/06/49)(b)	900	990,186
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)	500	524,650
3.63%, 04/11/29 (Call 01/11/29)(a)(b)	239	262,597
CK Hutchison International 21 Ltd., 1.50%, 04/15/26(Call 03/15/26)(b)	94	93,389
FS KKR Capital Corp.
1.65%, 10/12/24	1,050	1,032,801
2.63%, 01/15/27 (Call 12/15/26)(a)	260	255,856
3.13%, 10/12/28 (Call 08/12/28)	100	98,471
3.40%, 01/15/26 (Call 12/15/25)	929	947,242
4.13%, 02/01/25 (Call 01/01/25)	519	544,230
4.63%, 07/15/24 (Call 06/15/24)	530	560,092
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(a)(b)	55	53,763
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	176	179,889
3.75%, 02/10/25 (Call 01/10/25)	543	569,602
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	665	642,786
2.50%, 08/24/26 (Call 07/24/26)	207	203,954
3.38%, 04/15/24 (Call 03/15/24)	730	752,642
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	1,600	1,713,825
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(a)(b)	245	240,587
3.75%, 05/28/51 (Call 11/28/50)(a)(b)	340	374,744
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	995	1,000,160
5.20%, 05/01/24	895	960,904
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	715	708,236
3.50%, 02/25/25 (Call 01/25/25)	315	328,049
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	640	626,947
2.88%, 06/11/28 (Call 04/11/28)	860	840,229
3.40%, 07/15/26 (Call 06/15/26)	987	1,003,771
Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.75%, 07/22/25 (Call 06/22/25)	$701	$728,009
4.00%, 03/30/25 (Call 02/28/25)	446	464,687
4.25%, 01/15/26 (Call 12/15/25)	747	788,348
5.25%, 04/15/24 (Call 03/15/24)	540	579,318
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	450	472,320
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	970	950,546
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	915	899,565
3.75%, 06/17/26 (Call 05/17/26)(b)	271	281,377
4.75%, 12/15/25 (Call 11/15/25)(b)	1,250	1,338,607
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	530	528,553
3.44%, 10/15/28 (Call 08/15/28)	375	359,175
3.71%, 01/22/26 (Call 12/22/25)(a)	378	384,362
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(b)	970	987,654
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(a)	100	99,672
3.88%, 11/01/24 (Call 10/01/24)	320	335,764
		38,774,088
Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	660	644,064
1.40%, 10/15/27 (Call 08/15/27)	517	499,145
2.50%, 10/15/24 (Call 09/15/24)	806	835,736
2.60%, 10/15/25 (Call 09/15/25)	624	647,430
5.75%, 08/15/23 (Call 05/15/23)	263	280,993
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	292	311,345
4.75%, 05/30/25 (Call 02/28/25)	339	371,925
4.75%, 11/29/27 (Call 05/29/27)(a)	365	414,819
4.88%, 12/15/23 (Call 09/15/23)	439	467,109
5.00%, 06/15/27 (Call 12/15/26)(a)	694	791,451
5.25%, 06/01/26 (Call 12/01/25)	895	1,015,243
5.88%, 11/15/24 (Call 05/15/24)	183	202,830
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)(a)	405	390,058
3.85%, 01/15/30 (Call 07/15/29)(a)	110	115,775
3.97%, 08/06/61 (Call 02/06/61)	345	334,926
6.00%, 01/15/43 (Call 10/15/42)	435	547,182
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	712	741,883
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	857	976,714
5.50%, 03/01/26 (Call 12/01/25)	239	272,352
6.00%, 02/15/35	1,024	1,327,324
6.38%, 05/15/33(a)	580	753,710
7.88%, 06/15/32	348	499,283
		12,441,297
Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(b)	170	193,377
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	50	54,130
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	280	300,242
3.50%, 11/15/51 (Call 05/15/51)	310	317,385
3.80%, 11/15/24 (Call 08/15/24)(a)	200	211,623

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
4.40%, 03/15/29 (Call 12/15/28)	$658	$744,930
Panasonic Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	225	233,250
3.11%, 07/19/29 (Call 04/19/29)(a)(b)	455	486,052
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	690	692,197
3.70%, 03/01/23	148	153,354
3.70%, 05/01/25	405	434,634
4.00%, 03/01/24	319	339,765
4.50%, 06/01/46 (Call 12/01/45)	185	224,718
4.60%, 05/15/50 (Call 11/15/49)	746	926,699
4.75%, 02/26/29 (Call 11/26/28)(a)	376	436,118
5.15%, 03/01/43	90	114,306
		5,862,780
Household Products & Wares — 0.3%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 08/15/22)(a)	100	98,860
2.25%, 02/15/32 (Call 11/15/31)	645	628,897
2.65%, 04/30/30 (Call 02/01/30)	772	785,604
3.35%, 04/15/23 (Call 01/15/23)	100	102,572
4.88%, 12/06/28 (Call 09/06/28)	92	108,074
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	140	148,562
3.95%, 08/01/47 (Call 02/01/47)(a)	320	384,243
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	719	697,807
3.10%, 10/01/27 (Call 07/01/27)	613	657,069
3.50%, 12/15/24 (Call 09/15/24)	835	890,334
3.90%, 05/15/28 (Call 02/15/28)	450	509,215
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	803	772,859
2.00%, 11/02/31 (Call 08/02/31)	300	300,284
2.40%, 06/01/23	109	111,838
2.65%, 03/01/25	268	280,849
2.75%, 02/15/26	115	121,986
2.88%, 02/07/50 (Call 08/07/49)	456	476,490
3.05%, 08/15/25	538	572,134
3.10%, 03/26/30 (Call 12/26/29)	704	763,554
3.20%, 04/25/29 (Call 01/25/29)(a)	553	600,683
3.20%, 07/30/46 (Call 01/30/46)(a)	420	465,442
3.70%, 06/01/43	155	175,637
3.90%, 05/04/47 (Call 11/04/46)	142	174,246
3.95%, 11/01/28 (Call 08/01/28)	434	495,160
5.30%, 03/01/41(a)	395	549,843
6.63%, 08/01/37	751	1,166,345
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/31 (Call 04/01/31)(a)(b)	395	391,852
3.25%, 03/12/25(b)	290	303,088
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	1,119	1,158,661
3.00%, 06/26/27 (Call 03/26/27)(b)	2,052	2,172,904
3.63%, 09/21/23 (Call 06/21/23)(b)	400	417,355
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/16/46)(b)	770	1,041,734
		17,524,181
Insurance — 4.7%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(c)	150	171,032
Security	Par (000)	Value

Insurance (continued)
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)(a)	$130	$128,776
2.88%, 10/15/26 (Call 07/15/26)	100	106,446
3.25%, 03/17/25	267	284,288
3.60%, 04/01/30 (Call 01/01/30)	1,050	1,163,338
3.63%, 11/15/24	676	724,652
4.00%, 10/15/46 (Call 04/15/46)	310	373,167
4.75%, 01/15/49 (Call 07/15/48)	507	683,011
6.45%, 08/15/40	225	328,126
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(a)(b)	50	52,381
3.20%, 09/16/40 (Call 03/16/40)(b)	1,920	1,964,178
3.38%, 04/07/30 (Call 01/07/30)(b)	1,380	1,494,340
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	635	695,827
4.50%, 03/16/46 (Call 09/16/45)(a)(b)	725	924,047
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	1,071	1,497,601
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	105	107,356
3.63%, 05/15/30 (Call 02/15/30)	355	386,015
4.90%, 09/15/44 (Call 03/15/44)	12	15,330
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	434	468,588
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	290	283,539
1.45%, 12/15/30 (Call 09/15/30)(a)	726	688,461
3.15%, 06/15/23	139	144,359
3.28%, 12/15/26 (Call 09/15/26)	652	701,472
3.85%, 08/10/49 (Call 02/10/49)	432	522,216
4.20%, 12/15/46 (Call 06/15/46)	708	882,655
4.50%, 06/15/43	474	588,326
5.35%, 06/01/33	155	197,147
5.55%, 05/09/35(a)	803	1,071,152
5.95%, 04/01/36(a)	140	195,814
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(c)	450	590,625
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(c)	713	749,933
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)(a)	532	605,768
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	284	305,366
4.50%, 06/15/47 (Call 12/15/46)	545	681,556
5.25%, 04/02/30 (Call 01/02/30)	587	707,726
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	906	937,450
3.40%, 06/30/30 (Call 03/30/30)	1,395	1,505,173
3.75%, 07/10/25 (Call 04/10/25)	941	1,009,773
3.88%, 01/15/35 (Call 07/15/34)	708	790,928
3.90%, 04/01/26 (Call 01/01/26)	1,186	1,292,927
4.13%, 02/15/24	808	860,782
4.20%, 04/01/28 (Call 01/01/28)	378	425,470
4.25%, 03/15/29 (Call 12/15/28)	844	962,655
4.38%, 06/30/50 (Call 12/30/49)	721	909,542
4.38%, 01/15/55 (Call 07/15/54)	592	747,048
4.50%, 07/16/44 (Call 01/16/44)	1,484	1,816,513
4.70%, 07/10/35 (Call 01/10/35)	639	770,621
4.75%, 04/01/48 (Call 10/01/47)	838	1,098,343
4.80%, 07/10/45 (Call 01/10/45)(a)	586	761,489
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(c)	551	622,663

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Americo Life Inc., 3.45%, 04/15/31(b)	$590	$576,616
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	445	456,489
3.83%, 03/11/51 (Call 09/11/50)(a)(b)	696	788,176
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	933	956,580
3.75%, 05/02/29 (Call 02/02/29)	693	760,432
4.50%, 12/15/28 (Call 09/15/28)	447	515,608
6.25%, 09/30/40	385	554,244
8.21%, 01/01/27(a)	230	292,766
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	590	569,780
2.60%, 12/02/31 (Call 09/02/31)	165	166,083
2.90%, 08/23/51 (Call 02/23/51)	580	566,571
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	828	876,346
3.88%, 12/15/25 (Call 09/15/25)(a)	997	1,083,376
4.00%, 11/27/23 (Call 08/27/23)	405	426,188
4.25%, 12/12/42	190	223,581
4.45%, 05/24/43 (Call 02/24/43)(a)	366	442,462
4.60%, 06/14/44 (Call 03/14/44)	605	752,183
4.75%, 05/15/45 (Call 11/15/44)(a)	140	180,491
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	892	985,003
5.03%, 12/15/46 (Call 06/15/46)	204	271,922
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	712	783,624
7.35%, 05/01/34(a)	80	116,744
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	867	1,145,823
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	515	508,824
3.05%, 03/09/52 (Call 09/09/51)	300	294,926
3.50%, 05/20/51 (Call 11/20/50)	545	586,592
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	90	92,956
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	699	745,311
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	325	320,514
3.70%, 02/22/30 (Call 11/22/29)	381	411,605
4.20%, 09/27/23 (Call 08/27/23)	373	393,470
4.90%, 03/27/28 (Call 12/27/27)	690	794,971
6.75%, 02/15/34	250	332,160
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)(a)	605	636,509
3.60%, 09/15/51 (Call 03/15/51)	525	561,979
5.00%, 07/01/24(a)	353	385,749
Athene Global Funding
0.91%, 08/19/24(b)	395	390,764
0.95%, 01/08/24(b)	275	274,095
1.00%, 04/16/24(b)	407	405,207
1.20%, 10/13/23(b)	175	175,849
1.45%, 01/08/26(b)	327	322,787
1.61%, 06/29/26(b)	400	393,928
1.73%, 10/02/26(b)	1,380	1,353,935
1.99%, 08/19/28(b)	1,975	1,915,530
2.45%, 08/20/27(a)(b)	415	424,247
2.50%, 01/14/25(b)	534	549,881
2.50%, 03/24/28(b)	245	247,280
2.55%, 06/29/25(b)	254	262,458
2.55%, 11/19/30(a)(b)	805	805,522
2.65%, 10/04/31(b)	205	203,790
Security	Par (000)	Value

Insurance (continued)
2.67%, 06/07/31(b)	$511	$514,073
2.75%, 06/25/24(b)	668	692,336
2.80%, 05/26/23(b)	130	133,516
2.95%, 11/12/26(b)	65	68,022
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	175	185,404
3.95%, 05/25/51 (Call 11/25/50)	555	625,998
4.13%, 01/12/28 (Call 10/12/27)	810	888,365
6.15%, 04/03/30 (Call 01/03/30)	600	743,414
AXA SA
6.38%, (Call 12/14/36)(a)(b)(c)(d)	250	345,000
8.60%, 12/15/30	983	1,424,928
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	340	374,605
4.90%, 01/15/40 (Call 01/15/30)(c)	262	275,262
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	585	642,387
5.15%, 04/01/45(a)	400	499,600
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(a)(b)	493	485,987
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	525	501,319
1.85%, 03/12/30 (Call 12/12/29)(a)	791	786,154
2.50%, 01/15/51 (Call 07/15/50)	600	562,425
2.85%, 10/15/50 (Call 04/15/50)	1,380	1,378,802
4.20%, 08/15/48 (Call 02/15/48)	1,893	2,335,875
4.25%, 01/15/49 (Call 07/15/48)	1,584	1,968,337
4.30%, 05/15/43	488	596,562
4.40%, 05/15/42	251	310,377
5.75%, 01/15/40(a)	530	759,206
Berkshire Hathaway Inc.
3.00%, 02/11/23	299	307,301
3.13%, 03/15/26 (Call 12/15/25)	1,077	1,152,070
4.50%, 02/11/43	912	1,141,437
Brighthouse Financial Global Funding
0.60%, 06/28/23(b)	325	323,906
1.00%, 04/12/24(b)	80	79,603
1.55%, 05/24/26(b)	775	766,753
2.00%, 06/28/28(b)	200	198,197
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	70	68,530
4.70%, 06/22/47 (Call 12/22/46)	415	464,640
5.63%, 05/15/30 (Call 02/15/30)	739	887,539
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	888	877,317
4.20%, 09/15/24 (Call 06/15/24)	824	882,679
4.50%, 03/15/29 (Call 12/15/28)	500	570,932
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	200	302,326
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	500	508,833
3.05%, 12/15/61 (Call 06/15/61)	345	355,002
3.15%, 03/15/25	675	717,401
3.35%, 05/15/24(a)	601	635,629
3.35%, 05/03/26 (Call 02/03/26)	825	888,521
4.35%, 11/03/45 (Call 05/03/45)	692	884,274
Cincinnati Financial Corp., 6.92%, 05/15/28	335	433,455
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	120	117,812
3.45%, 08/15/27 (Call 05/15/27)	763	824,207
3.90%, 05/01/29 (Call 02/01/29)	649	722,007

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.95%, 05/15/24 (Call 02/15/24)	$929	$986,468
4.50%, 03/01/26 (Call 12/01/25)	677	753,564
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)(a)	346	385,671
5.25%, 05/30/29 (Call 02/28/29)	736	850,286
CNO Global Funding, 1.75%, 10/07/26(b)	500	495,555
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(b)(c)(d)	90	95,400
5.10%, (Call 10/28/24)(a)(b)(c)(d)	790	850,238
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	95	92,187
1.78%, 03/17/31 (Call 12/17/30)(a)(b)	780	753,285
3.08%, 09/17/51 (Call 03/17/51)(b)	730	761,381
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	447	438,813
4.95%, 06/01/29 (Call 03/01/29)	455	515,667
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	817	810,554
0.80%, 08/12/24(a)(b)	340	336,530
1.00%, 01/09/26(b)	475	462,301
1.10%, 11/12/24(b)	1,000	991,998
1.30%, 07/12/26(b)	490	480,397
1.40%, 07/07/25(b)	411	409,724
1.40%, 08/27/27(a)(b)	280	273,287
1.70%, 11/12/26(b)	1,000	990,809
1.75%, 11/15/30(a)(b)	445	428,646
1.80%, 03/08/28(a)(b)	150	147,760
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	961	1,080,842
5.00%, 04/20/48 (Call 10/20/47)	1,216	1,555,733
7.00%, 04/01/28	25	31,845
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	300	294,767
3.50%, 10/15/50 (Call 04/15/50)	870	925,145
4.87%, 06/01/44(a)	470	595,083
F&G Global Funding
0.90%, 09/20/24(b)	504	497,462
1.75%, 06/30/26(b)	605	603,061
2.00%, 09/20/28(b)	355	346,301
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	310	319,286
4.63%, 04/29/30 (Call 01/29/30)(a)	657	737,226
4.85%, 04/17/28 (Call 01/17/28)	344	388,647
Fairfax U.S. Inc., 4.88%, 08/13/24(b)	200	214,580
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	270	333,728
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(a)(b)(c)	400	508,499
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(b)(c)	75	90,991
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(b)(c)	600	700,737
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	884	993,557
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	972	962,697
3.20%, 09/17/51 (Call 03/17/51)	135	133,781
3.40%, 06/15/30 (Call 03/15/30)	450	477,626
4.50%, 08/15/28 (Call 05/15/28)	702	799,979
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	520	505,975
Security	Par (000)	Value

Insurance (continued)
4.00%, 05/15/30 (Call 02/15/30)	$540	$595,727
4.60%, 11/15/24	280	305,628
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	1,235	1,279,044
GA Global Funding Trust
0.80%, 09/13/24(b)	320	315,185
1.00%, 04/08/24(b)	835	830,789
1.63%, 01/15/26(b)	656	655,136
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(a)(b)	830	832,309
4.40%, 10/15/29 (Call 07/15/29)(b)	460	502,268
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	705	699,396
4.55%, 09/15/28 (Call 06/15/28)	825	939,979
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(a)(b)	575	653,806
4.58%, 05/17/48 (Call 11/17/47)(a)(b)	369	479,836
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	290	351,669
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	785	765,149
Guardian Life Global Funding
0.88%, 12/10/25(b)	871	851,203
1.10%, 06/23/25(b)	266	264,283
1.25%, 05/13/26(b)	365	361,250
1.25%, 11/19/27(a)(b)	190	183,302
1.40%, 07/06/27(a)(b)	800	784,102
1.63%, 09/16/28(b)	240	233,391
2.90%, 05/06/24(b)	645	675,854
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	375	409,086
4.85%, 01/24/77(a)(b)	471	628,353
4.88%, 06/19/64(b)	375	494,156
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	615	613,774
4.50%, 04/15/26 (Call 01/15/26)	176	193,869
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)(a)	699	727,441
2.90%, 09/15/51 (Call 03/15/51)	285	282,957
3.60%, 08/19/49 (Call 02/19/49)(a)	570	632,258
4.30%, 04/15/43	513	616,654
4.40%, 03/15/48 (Call 09/15/47)(a)	241	302,596
5.95%, 10/15/36(a)	313	428,433
6.10%, 10/01/41	426	609,514
6.63%, 03/30/40	237	349,505
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	300	291,705
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)	5	5,441
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(b)	55	54,996
Jackson National Life Global Funding
2.65%, 06/21/24(b)	331	342,874
3.05%, 04/29/26(b)	495	522,719
3.05%, 06/21/29(b)	155	163,117
3.25%, 01/30/24(b)	769	804,705
3.88%, 06/11/25(a)(b)	692	748,765
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	310	351,442
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)(a)	330	327,705
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)(b)	1,371	1,564,499
3.95%, 05/15/60 (Call 11/15/59)(b)	1,078	1,232,606

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.25%, 06/15/23(b)	$378	$396,567
4.57%, 02/01/29(a)(b)	1,069	1,241,412
6.50%, 03/15/35(b)	35	49,052
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	608	644,214
3.35%, 03/09/25	365	387,777
3.40%, 01/15/31 (Call 10/15/30)(a)	480	518,736
3.63%, 12/12/26 (Call 09/15/26)	510	553,341
3.80%, 03/01/28 (Call 12/01/27)	361	398,822
4.00%, 09/01/23	474	499,016
4.35%, 03/01/48 (Call 09/01/47)	400	488,795
4.38%, 06/15/50 (Call 12/15/49)(a)	180	222,612
6.30%, 10/09/37	369	521,737
7.00%, 06/15/40	614	944,029
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	250	255,942
3.20%, 05/15/30 (Call 02/15/30)	815	873,078
3.75%, 04/01/26 (Call 01/01/26)	501	544,866
4.13%, 05/15/43 (Call 11/15/42)	656	771,888
6.00%, 02/01/35	75	101,187
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	280	287,254
4.06%, 02/24/32 (Call 02/24/27)(c)	550	595,849
4.15%, 03/04/26	534	589,325
5.38%, 03/04/46(a)	675	973,653
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	240	254,230
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	659	713,505
3.45%, 05/07/52 (Call 11/07/51)	345	366,659
3.50%, 11/01/27 (Call 08/01/27)	250	270,401
4.15%, 09/17/50 (Call 03/17/50)	491	579,984
4.30%, 11/01/47 (Call 05/01/47)(a)	411	491,852
5.00%, 03/30/43	70	86,039
5.00%, 04/05/46	493	647,665
5.00%, 05/20/49 (Call 11/20/48)	480	636,616
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	605	600,222
3.30%, 03/14/23 (Call 01/14/23)	216	223,070
3.50%, 06/03/24 (Call 03/03/24)	788	831,888
3.50%, 03/10/25 (Call 12/10/24)	507	538,945
3.75%, 03/14/26 (Call 12/14/25)	701	761,498
3.88%, 03/15/24 (Call 02/15/24)	787	835,676
4.05%, 10/15/23 (Call 07/15/23)	336	353,312
4.20%, 03/01/48 (Call 09/01/47)	556	690,322
4.35%, 01/30/47 (Call 07/30/46)	539	689,935
4.38%, 03/15/29 (Call 12/15/28)	1,082	1,233,338
4.75%, 03/15/39 (Call 09/15/38)	477	606,338
4.90%, 03/15/49 (Call 09/15/48)	966	1,328,290
5.88%, 08/01/33(a)	360	484,958
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(b)	213	228,167
3.73%, 10/15/70(a)(b)	655	745,597
4.50%, 04/15/65(b)	25	31,184
4.90%, 04/01/77(a)(b)	563	752,481
5.08%, 02/15/69 (Call 02/15/49)(a)(b)(c)	595	759,435
5.38%, 12/01/41(a)(b)	570	760,497
MassMutual Global Funding II
0.48%, 08/28/23(a)(b)	227	226,453
0.60%, 04/12/24(b)	606	601,512
Security	Par (000)	Value

Insurance (continued)
0.85%, 06/09/23(a)(b)	$50	$50,129
1.20%, 07/16/26(a)(b)	400	392,325
1.55%, 10/09/30(a)(b)	775	747,444
2.15%, 03/09/31(a)(b)	755	761,914
2.35%, 01/14/27(a)(b)	855	878,416
2.75%, 06/22/24(b)	397	414,659
2.95%, 01/11/25(a)(b)	385	405,395
3.40%, 03/08/26(b)	910	980,187
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(b)(c)	200	226,290
5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	565	622,182
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	575	636,632
Met Tower Global Funding
0.70%, 04/05/24(b)	620	615,794
1.25%, 09/14/26(b)	540	530,351
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	464	631,040
MetLife Inc.
3.00%, 03/01/25	558	590,429
3.60%, 04/10/24(a)	925	979,951
3.60%, 11/13/25 (Call 08/13/25)	415	449,185
4.05%, 03/01/45	807	968,042
4.13%, 08/13/42	750	888,765
4.55%, 03/23/30 (Call 12/23/29)	590	696,960
4.60%, 05/13/46 (Call 11/13/45)	813	1,052,624
4.72%, 12/15/44	597	768,642
4.88%, 11/13/43	244	321,451
5.70%, 06/15/35	970	1,306,504
5.88%, 02/06/41	893	1,281,021
6.38%, 06/15/34	868	1,224,445
6.40%, 12/15/66 (Call 12/15/31)	1,403	1,740,055
6.50%, 12/15/32(a)	826	1,158,204
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	25	37,003
10.75%, 08/01/69 (Call 08/01/34)	415	706,917
Series D, 4.37%, 09/15/23	907	963,658
Metropolitan Life Global Funding I
0.40%, 01/07/24(a)(b)	355	351,059
0.45%, 09/01/23(b)	295	293,436
0.55%, 06/07/24(b)	350	345,518
0.70%, 09/27/24(b)	285	281,338
0.90%, 06/08/23(b)	780	782,778
0.95%, 07/02/25(a)(b)	840	830,272
1.55%, 01/07/31(b)	525	498,637
1.95%, 01/13/23(b)	331	335,922
2.95%, 04/09/30(b)	625	662,861
3.00%, 01/10/23(a)(b)	825	846,343
3.00%, 09/19/27(b)	429	456,109
3.05%, 06/17/29(b)	644	692,732
3.45%, 12/18/26(a)(b)	1,094	1,183,562
3.60%, 01/11/24(b)	355	374,979
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	370	452,590
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	63,559
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	630	747,826
5.30%, 11/18/44(b)	615	788,735
6.75%, 05/15/87	35	42,788
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)(b)	1,444	1,677,236
7.88%, 04/01/33(b)	373	528,964
9.38%, 08/15/39(a)(b)	125	220,348

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
New York Life Global Funding
0.40%, 10/21/23(b)	$375	$372,887
0.55%, 04/26/24(b)	695	687,759
0.85%, 01/15/26(b)	50	48,954
0.90%, 10/29/24(b)	250	248,873
0.95%, 06/24/25(b)	230	227,863
1.10%, 05/05/23(b)	575	579,207
1.15%, 06/09/26(b)	1,245	1,231,624
1.20%, 08/07/30(a)(b)	345	323,445
1.85%, 08/01/31(a)(b)	1,050	1,026,883
2.00%, 01/22/25(b)	854	874,444
2.88%, 04/10/24(a)(b)	931	972,630
2.90%, 01/17/24(b)	275	285,847
3.00%, 01/10/28(b)	850	913,914
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)(b)	746	858,984
4.45%, 05/15/69 (Call 11/15/68)(b)	950	1,244,745
5.88%, 05/15/33(a)(b)	175	231,961
6.75%, 11/15/39(b)	656	994,888
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(b)(c)	795	770,156
2.90%, 09/16/51 (Call 09/16/31)(a)(b)(c)	1,000	976,250
3.40%, 01/23/50 (Call 01/23/30)(a)(b)(c)	1,052	1,075,670
4.00%, 09/19/47 (Call 09/19/27)(b)(c)	500	531,250
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	290	314,435
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	1,975	2,128,062
Northwestern Mutual Global Funding
0.60%, 03/25/24(b)	225	223,162
0.80%, 01/14/26(b)	445	434,403
1.70%, 06/01/28(a)(b)	255	253,419
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)(b)	10	11,080
3.63%, 09/30/59 (Call 03/30/59)(b)	1,299	1,461,807
3.85%, 09/30/47 (Call 03/30/47)(b)	586	682,303
6.06%, 03/30/40(b)	290	415,632
Ohio National Financial Services Inc.
5.80%, 01/24/30 (Call 10/24/29)(a)(b)	185	212,436
6.63%, 05/01/31(b)	505	602,789
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	290	385,461
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	585	647,540
3.88%, 08/26/26 (Call 07/26/26)	536	586,001
4.88%, 10/01/24 (Call 09/01/24)	475	520,236
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)(b)	115	128,621
Pacific Life Global Funding II
0.50%, 09/23/23(b)	700	696,820
1.20%, 06/24/25(b)	1,062	1,055,847
1.38%, 04/14/26(a)(b)	775	775,243
1.45%, 01/20/28(b)	625	609,215
1.60%, 09/21/28(b)	675	656,386
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47)(b)(c)	835	991,448
9.25%, 06/15/39(b)	35	61,524
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(a)(b)	580	630,829
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	350	382,859
4.50%, 10/01/50 (Call 04/01/30)(c)	410	441,818
Security	Par (000)	Value

Insurance (continued)
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	$361	$395,439
Pricoa Global Funding I
0.80%, 09/01/25(b)	657	645,127
1.20%, 09/01/26(a)(b)	1,150	1,130,820
2.40%, 09/23/24(b)	960	995,733
3.45%, 09/01/23(a)(b)	420	435,696
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	140	141,590
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	558	555,007
3.10%, 11/15/26 (Call 08/15/26)	355	377,774
3.13%, 05/15/23	442	457,786
3.40%, 05/15/25 (Call 02/15/25)	119	126,590
3.70%, 05/15/29 (Call 02/15/29)(a)	483	535,744
4.30%, 11/15/46 (Call 05/15/46)	295	371,857
4.35%, 05/15/43	215	262,837
4.63%, 09/15/42	385	484,684
6.05%, 10/15/36(a)	370	519,366
Principal Life Global Funding II
0.50%, 01/08/24(b)	752	744,429
0.75%, 04/12/24(b)	245	242,938
0.75%, 08/23/24(b)	90	88,985
0.88%, 01/12/26(b)	345	334,907
1.25%, 05/11/23(a)(b)	95	95,830
1.25%, 06/23/25(b)	671	665,626
1.25%, 08/16/26(b)	825	813,059
1.50%, 11/17/26(b)	600	592,225
1.50%, 08/27/30(a)(b)	400	379,063
1.63%, 11/19/30(b)	150	143,470
2.25%, 11/21/24(b)	386	396,513
2.50%, 09/16/29(a)(b)	617	645,003
3.00%, 04/18/26(b)	640	676,648
Progressive Corp. (The)
2.45%, 01/15/27	670	699,332
3.20%, 03/26/30 (Call 12/26/29)(a)	840	911,868
3.70%, 01/26/45	127	148,938
3.95%, 03/26/50 (Call 09/26/49)	522	638,131
4.00%, 03/01/29 (Call 12/01/28)	526	599,029
4.13%, 04/15/47 (Call 10/15/46)	915	1,126,929
4.20%, 03/15/48 (Call 09/15/47)	685	857,586
4.35%, 04/25/44	160	201,630
6.25%, 12/01/32	245	337,685
6.63%, 03/01/29	40	52,126
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	451	481,448
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	359	411,211
Protective Life Global Funding
0.47%, 01/12/24(b)	210	207,308
0.50%, 04/12/23(b)	310	308,962
0.63%, 10/13/23(a)(b)	405	403,779
0.78%, 07/05/24(a)(b)	950	939,727
1.17%, 07/15/25(b)	470	465,241
1.30%, 09/20/26(b)	385	377,019
1.62%, 04/15/26(b)	695	693,758
1.74%, 09/21/30(a)(b)	590	572,807
1.90%, 07/06/28(b)	675	668,717
3.10%, 04/15/24(b)	470	491,048
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	425	426,192
2.10%, 03/10/30 (Call 12/10/29)(a)	240	242,597

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.00%, 03/10/40 (Call 09/10/39)	$525	$542,535
3.70%, 10/01/50 (Call 07/01/30)(c)	210	214,788
3.70%, 03/13/51 (Call 09/13/50)	1,228	1,414,159
3.88%, 03/27/28 (Call 12/27/27)	295	329,820
3.91%, 12/07/47 (Call 06/07/47)	787	929,442
3.94%, 12/07/49 (Call 06/07/49)	1,047	1,252,469
4.35%, 02/25/50 (Call 08/25/49)	641	822,873
4.42%, 03/27/48 (Call 09/27/47)(a)	604	767,046
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(c)	592	619,862
4.60%, 05/15/44	310	388,015
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(c)	453	469,676
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(c)	218	233,343
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(c)	1,107	1,150,503
5.70%, 12/14/36	828	1,123,516
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(c)	711	808,219
5.75%, 07/15/33(a)	56	73,704
6.63%, 12/01/37	135	198,775
6.63%, 06/21/40	305	462,200
Prudential PLC, 3.13%, 04/14/30	839	900,477
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	541	572,441
3.90%, 05/15/29 (Call 02/15/29)	633	704,080
3.95%, 09/15/26 (Call 06/15/26)	830	910,046
4.70%, 09/15/23	33	35,152
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	500	492,347
2.50%, 10/30/24(b)	665	684,857
2.75%, 05/07/25(a)(b)	30	31,239
2.75%, 01/21/27(a)(b)	780	813,276
3.85%, 09/19/23(b)	50	52,544
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	344	372,199
3.70%, 04/01/25 (Call 01/01/25)(a)	26	27,889
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	115	125,849
RGA Global Funding, 2.00%, 11/30/26(b)	500	502,782
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(a)(b)	305	315,679
4.45%, 05/12/27 (Call 02/12/27)(a)(b)	285	315,097
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	315	330,538
5.13%, 11/13/26 (Call 09/13/26)(a)(b)	478	523,769
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	440	552,068
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	50	68,091
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	175	180,709
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	290	396,946
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)(c)	190	199,500
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)(c)	850	870,494
6.50%, 09/20/73 (Call 09/20/23)(b)(c)	390	425,100
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(b)(c)	769	857,435
Security	Par (000)	Value

Insurance (continued)
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	$588	$729,352
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	935	984,614
4.27%, 05/15/47 (Call 11/15/46)(b)	1,526	1,882,211
4.38%, 09/15/54 (Call 09/15/24)(a)(b)(c)	105	109,693
4.90%, 09/15/44(b)	937	1,232,938
6.85%, 12/16/39(b)	996	1,495,306
Transatlantic Holdings Inc., 8.00%, 11/30/39(a)	745	1,185,025
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	550	535,179
3.05%, 06/08/51 (Call 12/08/50)(a)	275	291,349
3.75%, 05/15/46 (Call 11/15/45)(a)	535	638,119
4.00%, 05/30/47 (Call 11/30/46)	391	475,950
4.05%, 03/07/48 (Call 09/07/47)	233	288,517
4.10%, 03/04/49 (Call 09/04/48)	582	737,051
4.30%, 08/25/45 (Call 02/25/45)	163	206,729
4.60%, 08/01/43	490	634,991
5.35%, 11/01/40(a)	644	891,467
6.25%, 06/15/37	525	762,135
6.75%, 06/20/36	645	967,833
Travelers Property Casualty Corp., 6.38%, 03/15/33	459	646,522
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	105	115,189
6.13%, 08/15/43(a)	387	540,565
Unum Group
3.88%, 11/05/25	20	21,336
4.00%, 03/15/24	595	629,892
4.00%, 06/15/29 (Call 03/15/29)	61	67,545
4.13%, 06/15/51 (Call 12/15/50)	250	254,977
4.50%, 12/15/49 (Call 06/15/49)	240	259,338
5.75%, 08/15/42	241	304,123
Voya Financial Inc.
3.65%, 06/15/26	478	519,727
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)(c)	310	321,596
4.80%, 06/15/46	608	787,215
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(c)	605	630,204
5.70%, 07/15/43	279	386,590
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	405	397,751
3.55%, 03/30/52 (Call 09/30/51)	482	532,618
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	250	326,033
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)(b)	665	755,497
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	100	137,325
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	700	725,796
3.60%, 05/15/24 (Call 03/15/24)	345	363,531
3.88%, 09/15/49 (Call 03/15/49)	535	585,343
4.50%, 09/15/28 (Call 06/15/28)	717	811,260
5.05%, 09/15/48 (Call 03/15/48)	150	197,632
Wilton Re Finance LLC, 5.88%, 03/30/33 (Call 03/30/23)(b)(c)	200	206,432
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	470	550,518
4.75%, 08/01/44(a)	475	603,738
XLIT Ltd.
4.45%, 03/31/25	754	820,667

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.25%, 12/15/43	$385	$540,745
5.50%, 03/31/45	320	450,364
		314,731,716
Internet — 1.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	200	194,346
2.70%, 02/09/41 (Call 08/09/40)	375	348,643
2.80%, 06/06/23 (Call 05/06/23)	530	544,159
3.15%, 02/09/51 (Call 08/09/50)(a)	425	407,649
3.25%, 02/09/61 (Call 08/09/60)	735	707,449
3.40%, 12/06/27 (Call 09/06/27)	2,012	2,142,919
3.60%, 11/28/24 (Call 08/28/24)	1,953	2,069,117
4.00%, 12/06/37 (Call 06/06/37)(a)	2,212	2,411,603
4.20%, 12/06/47 (Call 06/06/47)(a)	950	1,073,536
4.40%, 12/06/57 (Call 06/06/57)	830	969,928
4.50%, 11/28/34 (Call 05/28/34)	795	913,368
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	641	625,895
0.80%, 08/15/27 (Call 06/15/27)(a)	1,300	1,248,236
1.10%, 08/15/30 (Call 05/15/30)	2,156	2,025,868
1.90%, 08/15/40 (Call 02/15/40)	1,345	1,231,667
2.00%, 08/15/26 (Call 05/15/26)(a)	1,654	1,702,823
2.05%, 08/15/50 (Call 02/15/50)(a)	1,650	1,492,095
2.25%, 08/15/60 (Call 02/15/60)	1,397	1,270,229
3.38%, 02/25/24	1,101	1,162,086
Amazon.com Inc.
0.40%, 06/03/23	714	711,780
0.45%, 05/12/24	1,247	1,232,352
0.80%, 06/03/25 (Call 05/03/25)	1,420	1,398,845
1.00%, 05/12/26 (Call 04/12/26)(a)	1,010	998,022
1.20%, 06/03/27 (Call 04/03/27)	1,525	1,494,142
1.50%, 06/03/30 (Call 03/03/30)	1,720	1,654,240
1.65%, 05/12/28 (Call 03/12/28)	1,840	1,831,303
2.10%, 05/12/31 (Call 02/12/31)	1,230	1,235,823
2.40%, 02/22/23 (Call 01/22/23)	878	896,354
2.50%, 06/03/50 (Call 12/03/49)	2,580	2,468,947
2.70%, 06/03/60 (Call 12/03/59)	1,604	1,562,525
2.80%, 08/22/24 (Call 06/22/24)	1,622	1,695,079
2.88%, 05/12/41 (Call 11/12/40)	1,390	1,443,485
3.10%, 05/12/51 (Call 11/12/50)	1,310	1,415,786
3.15%, 08/22/27 (Call 05/22/27)	2,392	2,575,005
3.25%, 05/12/61 (Call 11/12/60)	1,470	1,622,850
3.80%, 12/05/24 (Call 09/05/24)	1,198	1,288,290
3.88%, 08/22/37 (Call 02/22/37)	2,108	2,478,884
4.05%, 08/22/47 (Call 02/22/47)	2,376	2,922,814
4.25%, 08/22/57 (Call 02/22/57)	1,783	2,322,478
4.80%, 12/05/34 (Call 06/05/34)	1,233	1,573,928
4.95%, 12/05/44 (Call 06/05/44)	1,568	2,153,506
5.20%, 12/03/25 (Call 09/03/25)	1,467	1,677,884
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	200	195,601
3.08%, 04/07/25 (Call 03/07/25)(a)	200	208,343
3.43%, 04/07/30 (Call 01/07/30)	50	52,558
3.63%, 07/06/27(a)	415	447,948
3.88%, 09/29/23 (Call 08/29/23)	360	377,240
4.38%, 03/29/28 (Call 12/29/27)	359	398,634
4.88%, 11/14/28 (Call 08/14/28)(a)	625	719,373
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	391	400,661
3.55%, 03/15/28 (Call 12/15/27)(a)	714	787,616
Security	Par (000)	Value

Internet (continued)
3.60%, 06/01/26 (Call 03/01/26)	$1,163	$1,256,726
3.65%, 03/15/25 (Call 12/15/24)(a)	530	565,305
4.63%, 04/13/30 (Call 01/13/30)	956	1,118,817
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	581	634,492
4.50%, 06/20/28 (Call 03/20/28)	550	623,613
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	1,407	1,387,961
1.90%, 03/11/25 (Call 02/11/25)	349	353,455
2.60%, 05/10/31 (Call 02/10/31)(a)	690	698,910
2.70%, 03/11/30 (Call 12/11/29)	1,012	1,037,106
2.75%, 01/30/23 (Call 12/30/22)	260	265,959
3.45%, 08/01/24 (Call 05/01/24)	1,118	1,177,716
3.60%, 06/05/27 (Call 03/05/27)	577	625,069
3.65%, 05/10/51 (Call 11/10/50)	680	747,248
4.00%, 07/15/42 (Call 01/15/42)(a)	696	795,657
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	779	786,965
3.25%, 02/15/30 (Call 11/15/29)	1,306	1,345,736
3.60%, 12/15/23 (Call 11/15/23)	746	777,804
3.80%, 02/15/28 (Call 11/15/27)	432	460,773
4.50%, 08/15/24 (Call 05/15/24)(a)	594	636,327
4.63%, 08/01/27 (Call 05/01/27)	750	837,764
5.00%, 02/15/26 (Call 11/15/25)	917	1,026,140
6.25%, 05/01/25 (Call 02/01/25)(b)	939	1,065,915
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	214	224,295
3.88%, 04/29/26(a)	225	241,668
Meituan
2.13%, 10/28/25 (Call 09/28/25)(b)	200	192,106
3.05%, 10/28/30 (Call 07/28/30)(a)(b)	800	745,368
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	760	801,800
4.38%, 11/15/26(a)	1,100	1,212,750
4.88%, 04/15/28	500	565,625
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	300	347,400
5.38%, 11/15/29(b)	300	354,876
5.88%, 02/15/25(a)	1,000	1,124,690
5.88%, 11/15/28	500	598,440
6.38%, 05/15/29	415	514,992
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	1,250	1,208,106
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	886	902,830
3.83%, 02/08/51 (Call 08/08/50)(b)	1,140	1,031,835
4.03%, 08/03/50 (Call 02/03/50)(b)	515	481,077
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)(b)	200	200,270
2.39%, 06/03/30 (Call 03/03/30)(b)	1,365	1,335,784
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	1,375	1,397,069
3.24%, 06/03/50 (Call 12/03/49)(b)	1,545	1,501,496
3.28%, 04/11/24 (Call 03/11/24)(b)	790	824,955
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	550	526,906
3.58%, 04/11/26 (Call 02/11/26)(b)	568	605,971
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	1,495	1,596,750
3.68%, 04/22/41 (Call 10/22/40)(b)	5	5,214
3.80%, 02/11/25(b)	55	58,594
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	1,085	1,172,906
3.93%, 01/19/38 (Call 07/19/37)(b)	209	226,353
3.94%, 04/22/61 (Call 10/22/60)(b)	1,010	1,093,822
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	1,930	2,106,042

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	$520	$616,064
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)(a)	835	784,123
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	815	822,351
4.75%, 07/15/27 (Call 07/15/22)	660	685,648
5.25%, 04/01/25 (Call 01/01/25)	650	718,919
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)(a)	135	133,967
3.50%, 07/05/24 (Call 06/05/24)	400	412,116
		110,382,548
Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24	35	36,670
4.25%, 07/16/29(a)	637	694,520
4.55%, 03/11/26	470	513,176
6.75%, 03/01/41	545	738,753
7.00%, 10/15/39	635	866,310
Gerdau Trade Inc., 4.88%, 10/24/27(b)	100	107,601
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)(b)	585	609,336
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	765	777,353
2.70%, 06/01/30 (Call 03/01/30)(a)	754	776,506
2.98%, 12/15/55 (Call 06/15/55)	822	827,619
3.95%, 05/01/28 (Call 02/01/28)	365	406,977
4.00%, 08/01/23 (Call 05/01/23)	390	407,733
4.40%, 05/01/48 (Call 11/01/47)(a)	290	368,173
5.20%, 08/01/43 (Call 02/01/43)	25	33,637
POSCO
2.38%, 01/17/23(b)	200	203,006
2.75%, 07/15/24(b)	295	305,953
4.00%, 08/01/23(b)	225	235,714
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	235	232,863
2.15%, 08/15/30 (Call 05/15/30)	305	298,826
4.50%, 04/15/23 (Call 01/15/23)	383	398,038
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	177	172,246
2.40%, 06/15/25 (Call 05/15/25)	150	153,970
2.80%, 12/15/24 (Call 11/15/24)	466	484,262
3.25%, 01/15/31 (Call 10/15/30)	460	483,647
3.25%, 10/15/50 (Call 04/15/50)	586	596,927
3.45%, 04/15/30 (Call 01/15/30)	820	873,860
5.00%, 12/15/26 (Call 12/31/21)	715	730,305
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(a)	1,378	1,384,890
6.25%, 08/10/26	1,666	1,896,241
6.88%, 11/21/36	1,600	2,072,800
6.88%, 11/10/39(a)	852	1,120,380
Vale SA, 5.63%, 09/11/42(a)	285	331,669
		19,139,961
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)(a)	630	621,768
2.40%, 08/18/31 (Call 05/18/31)	245	235,216
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	79	83,664
4.63%, 07/28/45 (Call 01/28/45)	468	527,683
		1,468,331
Security	Par (000)	Value

Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	$306	$324,265
3.70%, 01/15/31 (Call 10/15/30)	532	559,430
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)(a)	354	364,082
4.38%, 09/15/28 (Call 06/15/28)	391	423,276
4.85%, 03/15/26 (Call 12/15/25)	457	498,923
5.38%, 04/23/25 (Call 03/23/25)(a)	242	268,903
5.75%, 04/23/30 (Call 01/23/30)(a)	590	708,861
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	620	625,837
3.20%, 08/08/24 (Call 07/08/24)	1,386	1,413,083
3.50%, 08/18/26 (Call 06/18/26)	723	737,206
3.90%, 08/08/29 (Call 05/08/29)(a)	580	585,986
Marriott International Inc./MD
3.13%, 02/15/23 (Call 11/15/22)	80	81,565
3.60%, 04/15/24 (Call 03/15/24)	235	246,876
3.75%, 03/15/25 (Call 12/15/24)	485	514,309
3.75%, 10/01/25 (Call 07/01/25)	430	457,439
4.50%, 10/01/34 (Call 04/01/34)(a)	513	587,206
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	325	366,357
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	443	499,975
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,112	1,251,559
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	905	952,029
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	602	604,624
Series II, 2.75%, 10/15/33 (Call 07/15/33)	300	291,409
Series R, 3.13%, 06/15/26 (Call 03/15/26)	629	660,837
Series X, 4.00%, 04/15/28 (Call 01/15/28)	643	700,155
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	475	501,335
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(a)	73	73,751
4.38%, 06/18/30 (Call 03/18/30)	215	221,592
5.13%, 08/08/25 (Call 06/08/25)	100	105,051
5.40%, 08/08/28 (Call 05/08/28)	795	853,377
		15,479,298
Machinery — 0.9%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	214	240,964
4.38%, 05/08/42	90	113,911
Caterpillar Financial Services Corp.
0.45%, 09/14/23	965	961,918
0.45%, 05/17/24	365	360,225
0.60%, 09/13/24	35	34,554
0.65%, 07/07/23(a)	539	539,290
0.80%, 11/13/25(a)	1,005	986,146
0.90%, 03/02/26(a)	548	535,843
1.10%, 09/14/27(a)	745	720,043
1.15%, 09/14/26	780	767,471
1.45%, 05/15/25	482	484,302
2.15%, 11/08/24	860	883,698
2.40%, 08/09/26	215	222,365
2.63%, 03/01/23	186	190,477
2.85%, 05/17/24	799	831,566
3.25%, 12/01/24	621	658,055
3.30%, 06/09/24	153	161,518
3.45%, 05/15/23	674	700,741
3.65%, 12/07/23	927	977,261
3.75%, 11/24/23	931	983,054
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	710	707,552

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.60%, 09/19/29 (Call 06/19/29)(a)	$560	$587,866
2.60%, 04/09/30 (Call 01/09/30)	612	641,872
3.25%, 09/19/49 (Call 03/19/49)	869	962,230
3.25%, 04/09/50 (Call 10/09/49)(a)	776	863,905
3.40%, 05/15/24 (Call 02/15/24)	438	461,051
3.80%, 08/15/42	840	990,374
4.30%, 05/15/44 (Call 11/15/43)	239	304,972
4.75%, 05/15/64 (Call 11/15/63)(a)	315	462,543
5.20%, 05/27/41	596	814,982
5.30%, 09/15/35(a)	320	424,231
6.05%, 08/15/36	65	93,442
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	180	176,659
1.88%, 01/15/26 (Call 12/15/25)	578	580,914
1.95%, 07/02/23	360	365,583
4.20%, 01/15/24	233	246,935
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	347	378,205
4.50%, 08/15/23	553	583,522
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	150	163,324
4.45%, 12/15/23 (Call 09/15/23)	20	21,183
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	734	768,584
2.88%, 09/07/49 (Call 03/07/49)	689	722,460
3.10%, 04/15/30 (Call 01/15/30)	360	388,617
3.75%, 04/15/50 (Call 10/15/49)(a)	709	859,230
3.90%, 06/09/42 (Call 12/09/41)	760	915,815
5.38%, 10/16/29(a)	771	961,762
7.13%, 03/03/31(a)	173	243,196
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	738	783,270
3.15%, 11/15/25 (Call 08/15/25)	305	324,333
5.38%, 10/15/35(a)	433	545,533
5.38%, 03/01/41 (Call 12/01/40)	407	538,029
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	700	689,009
3.50%, 10/01/30 (Call 07/01/30)(a)	735	764,534
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	160	162,970
3.00%, 05/01/30 (Call 02/01/30)	732	767,053
John Deere Capital Corp.
0.40%, 10/10/23(a)	507	504,618
0.45%, 01/17/24(a)	335	332,161
0.45%, 06/07/24	505	498,612
0.63%, 09/10/24	190	188,034
0.70%, 07/05/23	481	482,100
0.70%, 01/15/26	940	914,714
1.05%, 06/17/26(a)	773	759,786
1.20%, 04/06/23	407	410,235
1.30%, 10/13/26	365	361,050
1.45%, 01/15/31	236	223,578
1.50%, 03/06/28(a)	510	500,989
1.75%, 03/09/27	368	368,795
2.00%, 06/17/31	1,105	1,097,751
2.05%, 01/09/25	552	567,966
2.25%, 09/14/26	373	387,171
2.45%, 01/09/30	465	479,761
2.60%, 03/07/24	323	335,117
2.65%, 06/24/24	585	610,712
Security	Par (000)	Value

Machinery (continued)
2.65%, 06/10/26	$36	$37,804
2.70%, 01/06/23	222	227,265
2.80%, 01/27/23	635	651,341
2.80%, 03/06/23	742	762,496
2.80%, 09/08/27(a)	388	411,168
2.80%, 07/18/29	502	532,434
3.05%, 01/06/28	255	275,033
3.35%, 06/12/24	545	578,834
3.40%, 09/11/25	100	107,180
3.45%, 06/07/23	406	423,239
3.45%, 01/10/24	396	417,619
3.45%, 03/13/25	673	721,552
3.45%, 03/07/29	418	461,432
3.65%, 10/12/23	301	317,030
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	125	125,037
3.95%, 04/15/23 (Call 12/08/21)	150	156,162
4.55%, 04/15/28 (Call 01/15/28)	60	67,032
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	140	147,486
4.60%, 05/15/28 (Call 02/15/28)	340	387,501
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,364	1,388,877
2.29%, 04/05/27 (Call 02/05/27)(a)	665	674,830
2.57%, 02/15/30 (Call 11/15/29)	1,409	1,432,458
3.11%, 02/15/40 (Call 08/15/39)	556	572,241
3.36%, 02/15/50 (Call 08/15/49)	697	751,847
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22)	35	34,822
1.75%, 08/15/31 (Call 05/15/31)	310	302,692
2.80%, 08/15/61 (Call 02/15/61)	375	376,085
2.88%, 03/01/25 (Call 12/01/24)(a)	100	105,062
3.50%, 03/01/29 (Call 12/01/28)	785	870,808
4.20%, 03/01/49 (Call 09/01/48)(a)	487	619,589
6.25%, 12/01/37	262	368,390
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	769	806,307
3.45%, 11/15/26 (Call 08/15/26)	768	814,040
4.38%, 08/15/23 (Call 05/15/23)(a)	235	245,348
4.40%, 03/15/24 (Call 02/15/24)	340	361,902
4.95%, 09/15/28 (Call 06/15/28)(a)	884	1,005,658
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	453	452,696
2.25%, 01/30/31 (Call 10/30/30)	373	374,775
3.25%, 11/01/26 (Call 08/01/26)	781	837,312
4.38%, 11/01/46 (Call 05/01/46)	290	350,125
		59,195,801
Manufacturing — 1.2%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	86	87,152
2.00%, 02/14/25 (Call 01/14/25)	766	784,868
2.25%, 03/15/23 (Call 02/15/23)	279	284,683
2.25%, 09/19/26 (Call 06/19/26)	468	484,438
2.38%, 08/26/29 (Call 05/26/29)	821	845,450
2.65%, 04/15/25 (Call 03/15/25)	606	633,617
2.88%, 10/15/27 (Call 07/15/27)	775	825,783
3.00%, 08/07/25	507	541,384
3.05%, 04/15/30 (Call 01/15/30)(a)	534	576,205
3.13%, 09/19/46 (Call 03/19/46)	325	345,239
3.25%, 02/14/24 (Call 01/14/24)	599	628,814

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.25%, 08/26/49 (Call 02/26/49)(a)	$845	$929,918
3.38%, 03/01/29 (Call 12/01/28)	664	727,081
3.63%, 09/14/28 (Call 06/14/28)	464	519,441
3.63%, 10/15/47 (Call 04/15/47)	469	539,116
3.70%, 04/15/50 (Call 10/15/49)(a)	577	678,148
3.88%, 06/15/44	20	23,845
4.00%, 09/14/48 (Call 03/14/48)	895	1,095,433
5.70%, 03/15/37	525	739,090
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	310	300,031
2.75%, 03/01/30 (Call 12/01/29)	880	903,360
3.50%, 12/01/24 (Call 10/01/24)	319	337,123
3.75%, 12/01/27 (Call 09/01/27)	540	585,186
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	513	545,462
3.92%, 09/15/47 (Call 03/15/47)(a)	197	231,472
4.00%, 11/02/32	905	1,043,996
4.15%, 11/02/42	903	1,076,166
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)	713	760,749
4.05%, 05/15/27 (Call 03/15/27)	290	323,307
4.40%, 05/15/30 (Call 02/15/30)	2,198	2,611,580
4.55%, 05/15/32 (Call 02/15/32)	300	362,818
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	1,785	1,928,250
4.42%, 11/15/35	7,232	8,740,825
General Electric Co.
3.38%, 03/11/24	516	544,325
3.45%, 05/15/24 (Call 02/13/24)	542	571,636
3.45%, 05/01/27 (Call 03/01/27)(a)	1,121	1,220,299
3.63%, 05/01/30 (Call 02/01/30)	140	157,689
4.13%, 10/09/42	460	568,186
4.25%, 05/01/40 (Call 11/01/39)	730	904,572
4.35%, 05/01/50 (Call 11/01/49)(a)	1,105	1,488,605
4.50%, 03/11/44	533	681,141
5.55%, 01/05/26	470	548,152
5.88%, 01/14/38	1,347	1,922,633
6.15%, 08/07/37	551	801,587
6.75%, 03/15/32	2,530	3,502,788
6.88%, 01/10/39	1,045	1,632,289
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,309	1,371,587
3.50%, 03/01/24 (Call 12/01/23)	742	781,386
3.90%, 09/01/42 (Call 03/01/42)	1,300	1,535,763
4.88%, 09/15/41 (Call 03/15/41)	225	290,896
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	532	552,717
3.25%, 03/01/27 (Call 12/01/26)	551	591,210
3.25%, 06/14/29 (Call 03/14/29)	846	899,807
3.30%, 11/21/24 (Call 08/21/24)	354	373,441
4.00%, 06/14/49 (Call 12/14/48)	637	751,687
4.10%, 03/01/47 (Call 09/01/46)	580	681,160
4.20%, 11/21/34 (Call 05/21/34)(a)	624	718,282
4.45%, 11/21/44 (Call 05/21/44)	587	722,169
6.25%, 05/15/38	125	172,521
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	375	428,550
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	1,476	1,467,045
1.20%, 03/11/26(b)	2,030	1,995,208
1.70%, 03/11/28(b)	1,600	1,577,410
Security	Par (000)	Value

Manufacturing (continued)
2.00%, 09/15/23(a)(b)	$400	$410,381
2.15%, 03/11/31(b)	1,751	1,752,085
2.35%, 10/15/26(a)(b)	960	992,300
2.88%, 03/11/41(b)	1,550	1,588,520
3.13%, 03/16/24(b)	250	261,772
3.25%, 05/27/25(b)	1,290	1,372,443
3.30%, 09/15/46(b)	1,030	1,151,513
3.40%, 03/16/27(a)(b)	640	693,170
4.20%, 03/16/47(b)	1,332	1,691,671
4.40%, 05/27/45(b)	655	848,677
6.13%, 08/17/26(b)	830	997,574
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	452	447,456
3.00%, 06/01/30 (Call 03/01/30)(a)	670	698,536
3.38%, 03/01/28 (Call 12/01/27)	25	26,700
3.65%, 03/15/27 (Call 12/15/26)(a)	455	491,485
3.88%, 03/01/25 (Call 12/01/24)	375	400,479
3.90%, 09/17/29 (Call 06/17/29)	640	706,381
4.00%, 03/15/26 (Call 12/15/25)	666	723,838
4.30%, 03/01/24 (Call 12/01/23)	615	650,578
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	504	553,118
4.25%, 06/15/23	389	408,253
4.30%, 02/21/48 (Call 08/21/47)	340	409,370
5.75%, 06/15/43	344	491,978
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	376	402,707
3.55%, 11/01/24 (Call 08/01/24)(a)	315	334,846
3.80%, 03/21/29 (Call 12/21/28)	779	852,534
4.50%, 03/21/49 (Call 09/21/48)	299	373,270
4.65%, 11/01/44 (Call 05/01/44)	340	424,819
		80,651,225
Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	485	470,059
2.30%, 02/01/32 (Call 11/01/31)	1,220	1,151,713
2.80%, 04/01/31 (Call 01/01/31)	1,833	1,816,758
3.50%, 06/01/41 (Call 12/01/40)	655	641,416
3.50%, 03/01/42 (Call 09/01/41)	1,034	1,000,465
3.70%, 04/01/51 (Call 10/01/50)	1,617	1,567,554
3.75%, 02/15/28 (Call 11/15/27)(a)	1,067	1,148,327
3.85%, 04/01/61 (Call 10/01/60)	1,690	1,614,551
3.90%, 06/01/52 (Call 12/01/51)	1,290	1,303,404
3.95%, 06/30/62 (Call 12/30/61)	1,000	970,750
4.20%, 03/15/28 (Call 12/15/27)	723	793,183
4.40%, 12/01/61 (Call 06/01/61)	905	943,211
4.50%, 02/01/24 (Call 01/01/24)	1,137	1,210,283
4.80%, 03/01/50 (Call 09/01/49)	2,369	2,668,430
4.91%, 07/23/25 (Call 04/23/25)	1,454	1,604,128
5.05%, 03/30/29 (Call 12/30/28)	954	1,101,161
5.13%, 07/01/49 (Call 01/01/49)	970	1,143,295
5.38%, 04/01/38 (Call 10/01/37)	605	727,147
5.38%, 05/01/47 (Call 11/01/46)(a)	1,786	2,143,349
5.75%, 04/01/48 (Call 10/01/47)	1,915	2,411,318
6.38%, 10/23/35 (Call 04/23/35)(a)	1,630	2,112,615
6.48%, 10/23/45 (Call 04/23/45)	2,740	3,744,513
6.83%, 10/23/55 (Call 04/23/55)	500	740,539
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,371	1,288,958

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
1.95%, 01/15/31 (Call 10/15/30)	$1,027	$1,003,540
2.35%, 01/15/27 (Call 10/15/26)	1,174	1,210,220
2.45%, 08/15/52 (Call 02/15/52)(a)	1,183	1,079,037
2.65%, 02/01/30 (Call 11/01/29)	1,884	1,949,294
2.65%, 08/15/62 (Call 02/15/62)	1,003	905,461
2.80%, 01/15/51 (Call 07/15/50)	1,188	1,147,033
2.89%, 11/01/51 (Call 05/01/51)(b)	3,775	3,690,703
2.94%, 11/01/56 (Call 05/01/56)(b)	3,797	3,690,129
2.99%, 11/01/63 (Call 05/01/63)(b)	2,841	2,745,175
3.10%, 04/01/25 (Call 12/03/21)	1,145	1,207,266
3.15%, 03/01/26 (Call 12/01/25)	1,332	1,418,085
3.15%, 02/15/28 (Call 11/15/27)	1,893	2,032,177
3.20%, 07/15/36 (Call 01/15/36)	465	497,233
3.25%, 11/01/39 (Call 05/01/39)	1,183	1,254,561
3.30%, 02/01/27 (Call 11/01/26)	607	651,347
3.30%, 04/01/27 (Call 02/01/27)	430	461,493
3.38%, 02/15/25 (Call 11/15/24)	923	978,384
3.38%, 08/15/25 (Call 05/15/25)	933	993,897
3.40%, 04/01/30 (Call 01/01/30)	1,487	1,620,996
3.40%, 07/15/46 (Call 01/15/46)	1,206	1,294,781
3.45%, 02/01/50 (Call 08/01/49)	1,428	1,539,519
3.55%, 05/01/28 (Call 02/01/28)	1,230	1,351,564
3.60%, 03/01/24	1,287	1,364,013
3.70%, 04/15/24 (Call 03/15/24)	1,783	1,889,571
3.75%, 04/01/40 (Call 10/01/39)	1,417	1,596,471
3.90%, 03/01/38 (Call 09/01/37)	697	796,712
3.95%, 10/15/25 (Call 08/15/25)	2,383	2,598,153
3.97%, 11/01/47 (Call 05/01/47)	1,659	1,924,064
4.00%, 08/15/47 (Call 02/15/47)	908	1,059,391
4.00%, 03/01/48 (Call 09/01/47)	679	791,561
4.00%, 11/01/49 (Call 05/01/49)	1,666	1,934,071
4.05%, 11/01/52 (Call 05/01/52)	636	755,929
4.15%, 10/15/28 (Call 07/15/28)	1,929	2,183,618
4.20%, 08/15/34 (Call 02/15/34)	811	951,726
4.25%, 10/15/30 (Call 07/15/30)	746	859,581
4.25%, 01/15/33	1,019	1,190,583
4.40%, 08/15/35 (Call 02/15/35)	699	833,101
4.60%, 10/15/38 (Call 04/15/38)	835	1,016,253
4.60%, 08/15/45 (Call 02/15/45)	817	1,026,326
4.65%, 07/15/42	490	611,142
4.70%, 10/15/48 (Call 04/15/48)	1,660	2,150,539
4.75%, 03/01/44	570	723,090
4.95%, 10/15/58 (Call 04/15/58)	955	1,346,358
5.65%, 06/15/35	905	1,201,128
6.50%, 11/15/35	759	1,088,609
6.55%, 07/01/39	325	493,559
6.95%, 08/15/37	75	114,522
7.05%, 03/15/33	619	895,125
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(a)(b)	385	365,804
2.60%, 06/15/31 (Call 03/15/31)(b)	869	869,666
2.95%, 06/30/23 (Call 03/30/23)(b)	330	338,808
2.95%, 10/01/50 (Call 04/01/50)(b)	640	612,584
3.15%, 08/15/24 (Call 06/15/24)(b)	700	733,672
3.35%, 09/15/26 (Call 06/15/26)(b)	903	965,722
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	786	847,078
3.60%, 06/15/51 (Call 12/15/50)(b)	460	493,058
3.85%, 02/01/25 (Call 11/01/24)(b)	386	411,864
4.50%, 06/30/43 (Call 12/30/42)(b)	490	574,042
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	190	233,880
Security	Par (000)	Value

Media (continued)
4.70%, 12/15/42(b)	$350	$424,185
4.80%, 02/01/35 (Call 08/01/34)(b)	841	999,921
8.38%, 03/01/39(b)	425	703,191
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	405	415,428
3.45%, 03/15/25 (Call 12/15/24)	514	540,781
3.63%, 05/15/30 (Call 02/15/30)	528	564,859
3.80%, 03/13/24 (Call 01/13/24)	521	548,677
3.90%, 11/15/24 (Call 08/15/24)	95	101,367
3.95%, 06/15/25 (Call 03/15/25)	588	631,549
3.95%, 03/20/28 (Call 12/20/27)(a)	1,340	1,461,779
4.00%, 09/15/55 (Call 03/15/55)	900	963,505
4.13%, 05/15/29 (Call 02/15/29)(a)	933	1,028,298
4.65%, 05/15/50 (Call 11/15/49)	894	1,059,936
4.88%, 04/01/43	503	604,163
4.90%, 03/11/26 (Call 12/11/25)	531	594,349
4.95%, 05/15/42	105	124,760
5.00%, 09/20/37 (Call 03/20/37)	210	251,420
5.20%, 09/20/47 (Call 03/20/47)	1,190	1,486,750
5.30%, 05/15/49 (Call 11/15/48)	586	745,804
6.35%, 06/01/40	470	653,243
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	580	610,479
3.50%, 04/08/30 (Call 01/08/30)(a)	437	472,828
4.03%, 01/25/24 (Call 12/25/23)	904	956,710
4.71%, 01/25/29 (Call 10/25/28)	1,483	1,694,694
5.48%, 01/25/39 (Call 07/25/38)	1,059	1,368,586
5.58%, 01/25/49 (Call 07/25/48)(a)	1,309	1,789,967
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(a)	168	182,762
5.00%, 05/13/45 (Call 11/13/44)	547	654,887
5.25%, 05/24/49 (Call 11/24/48)(a)	415	528,011
6.13%, 01/31/46 (Call 07/31/45)	740	1,015,359
6.63%, 03/18/25	840	962,522
6.63%, 01/15/40	850	1,162,569
8.50%, 03/11/32	30	43,048
NBCUniversal Media LLC
4.45%, 01/15/43	835	1,012,138
5.95%, 04/01/41	710	1,021,440
6.40%, 04/30/40	385	577,130
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	111	158,402
Sky Ltd., 3.75%, 09/16/24(a)(b)	1,139	1,217,539
TCI Communications Inc.
7.13%, 02/15/28(a)	483	627,971
7.88%, 02/15/26	270	339,422
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)(a)	487	520,176
4.30%, 11/23/23 (Call 08/23/23)	466	492,213
5.50%, 08/15/35	330	428,571
5.65%, 11/23/43 (Call 05/23/43)(a)	145	201,832
5.85%, 04/15/40	514	726,441
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,029	1,131,116
5.50%, 09/01/41 (Call 03/01/41)	1,039	1,272,900
5.88%, 11/15/40 (Call 05/15/40)	1,142	1,447,031
6.55%, 05/01/37	930	1,245,500
6.75%, 06/15/39	1,380	1,892,064
7.30%, 07/01/38	1,305	1,872,243

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Time Warner Entertainment Co. LP
8.38%, 03/15/23	$663	$726,461
8.38%, 07/15/33	1,113	1,640,898
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	929	938,213
2.35%, 12/01/22	361	367,028
2.95%, 06/15/27(a)	580	620,382
3.00%, 02/13/26	945	998,131
3.00%, 07/30/46	585	608,185
3.15%, 09/17/25	798	847,073
3.70%, 12/01/42	573	653,871
4.13%, 06/01/44	905	1,082,209
4.38%, 08/16/41	284	351,987
Series B, 7.00%, 03/01/32	660	938,975
Series E, 4.13%, 12/01/41	573	685,544
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	630	659,710
3.38%, 02/15/28 (Call 11/15/27)(a)	423	452,933
3.50%, 01/15/25 (Call 10/15/24)	573	607,236
3.70%, 08/15/24 (Call 05/15/24)	493	524,836
3.70%, 06/01/28 (Call 03/01/28)	524	572,419
3.88%, 04/01/24 (Call 01/01/24)	136	143,382
4.00%, 01/15/26 (Call 10/15/25)	617	668,998
4.20%, 06/01/29 (Call 03/01/29)(a)	767	856,197
4.20%, 05/19/32 (Call 02/19/32)	866	980,395
4.38%, 03/15/43	1,055	1,194,798
4.60%, 01/15/45 (Call 07/15/44)	677	818,716
4.75%, 05/15/25 (Call 04/15/25)	1,039	1,146,131
4.85%, 07/01/42 (Call 01/01/42)(a)	624	749,145
4.90%, 08/15/44 (Call 02/15/44)	90	109,171
4.95%, 01/15/31 (Call 10/15/30)	1,084	1,286,148
4.95%, 05/19/50 (Call 11/19/49)(a)	688	868,961
5.25%, 04/01/44 (Call 10/01/43)	266	334,899
5.50%, 05/15/33(a)	783	978,337
5.85%, 09/01/43 (Call 03/01/43)	1,140	1,544,940
5.90%, 10/15/40 (Call 04/15/40)(a)	115	154,020
6.88%, 04/30/36	732	1,052,746
7.88%, 07/30/30	385	536,337
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,080	1,096,699
1.75%, 01/13/26	653	658,044
2.00%, 09/01/29 (Call 06/01/29)	1,205	1,203,016
2.20%, 01/13/28(a)	587	595,499
2.65%, 01/13/31(a)	1,525	1,583,068
2.75%, 09/01/49 (Call 03/01/49)	1,330	1,296,744
3.35%, 03/24/25(a)	1,518	1,612,118
3.38%, 11/15/26 (Call 08/15/26)	536	580,153
3.50%, 05/13/40 (Call 11/13/39)	1,395	1,537,654
3.60%, 01/13/51 (Call 07/13/50)	1,825	2,086,612
3.70%, 09/15/24 (Call 06/15/24)	721	766,630
3.70%, 10/15/25 (Call 07/15/25)	146	157,498
3.70%, 03/23/27(a)	383	419,557
3.80%, 03/22/30	855	959,981
3.80%, 05/13/60 (Call 11/13/59)	639	760,457
4.00%, 10/01/23	213	224,970
4.63%, 03/23/40 (Call 09/23/39)	650	817,472
4.70%, 03/23/50 (Call 09/23/49)	1,382	1,851,712
4.75%, 09/15/44 (Call 03/15/44)	569	740,140
4.75%, 11/15/46 (Call 05/15/46)	512	666,552
4.95%, 10/15/45 (Call 04/15/45)	378	504,381
Security	Par (000)	Value

Media (continued)
5.40%, 10/01/43	$704	$981,973
6.15%, 03/01/37	230	325,906
6.15%, 02/15/41	120	176,854
6.20%, 12/15/34	720	1,013,233
6.40%, 12/15/35	339	488,527
6.55%, 03/15/33	380	529,188
6.65%, 11/15/37	1,038	1,550,202
7.75%, 12/01/45	34	61,069
		198,356,233
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	145	147,435
3.25%, 06/15/25 (Call 03/15/25)	1,111	1,187,300
3.90%, 01/15/43 (Call 07/15/42)	190	218,493
4.20%, 06/15/35 (Call 12/15/34)(a)	385	455,972
4.38%, 06/15/45 (Call 12/15/44)	396	495,061
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	295	330,627
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	479	602,603
5.25%, 10/01/54 (Call 04/01/54)	50	65,543
Worthington Industries Inc., 4.55%, 04/15/26(a)	245	269,498
		3,772,532
Mining — 1.0%
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	245	240,795
2.63%, 09/10/30 (Call 06/10/30)(b)	825	808,124
2.88%, 03/17/31 (Call 12/17/30)(b)	836	832,967
3.63%, 09/11/24(b)	797	840,600
3.95%, 09/10/50 (Call 03/10/50)(b)	625	679,495
4.00%, 09/11/27(b)	839	904,518
4.50%, 03/15/28 (Call 12/15/27)(b)	230	255,712
4.75%, 04/10/27(b)	818	910,971
4.88%, 05/14/25(a)(b)	263	289,566
5.63%, 04/01/30 (Call 01/01/30)(b)	455	539,640
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30
(Call 07/01/30)	110	109,472
Barrick Gold Corp.
5.25%, 04/01/42	674	884,582
6.45%, 10/15/35	355	486,241
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	100	136,673
Barrick North America Finance LLC
5.70%, 05/30/41	806	1,099,561
5.75%, 05/01/43(a)	785	1,083,644
7.50%, 09/15/38(a)	127	189,101
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	625	860,764
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	768	810,708
4.13%, 02/24/42(a)	949	1,128,656
5.00%, 09/30/43(a)	1,641	2,178,387
6.42%, 03/01/26	50	59,605
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	854	861,473
3.15%, 01/14/30 (Call 10/14/29)(b)	839	854,001
3.15%, 01/15/51 (Call 07/15/50)(b)	615	567,594
3.63%, 08/01/27 (Call 05/01/27)(b)	1,450	1,534,782
3.70%, 01/30/50 (Call 07/30/49)(b)	1,581	1,602,271
3.75%, 01/15/31 (Call 10/15/30)(a)(b)	625	661,350
4.25%, 07/17/42(b)	575	626,751
4.38%, 02/05/49 (Call 08/05/48)(b)	1,180	1,326,955

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.50%, 09/16/25(b)	$496	$539,697
4.50%, 08/01/47 (Call 02/01/47)(a)(b)	1,150	1,312,692
4.88%, 11/04/44(a)(b)	842	993,517
5.63%, 09/21/35(a)(b)	229	285,945
5.63%, 10/18/43(b)	175	224,676
Fresnillo PLC
4.25%, 10/02/50 (Call 04/02/50)(b)	559	564,540
5.50%, 11/13/23(b)	179	192,649
Glencore Canada Corp., 6.20%, 06/15/35	380	478,363
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	493	623,413
6.00%, 11/15/41(a)(b)	520	693,269
6.90%, 11/15/37(b)	207	288,724
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	971	963,064
1.63%, 04/27/26 (Call 03/27/26)(b)	393	386,015
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	1,022	994,244
2.63%, 09/23/31 (Call 06/23/31)(b)	295	286,112
2.85%, 04/27/31 (Call 01/27/31)(b)	350	348,046
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	510	493,182
3.88%, 10/27/27 (Call 07/27/27)(b)	275	295,430
3.88%, 04/27/51 (Call 10/27/50)(b)	255	271,202
4.00%, 04/16/25(a)(b)	465	495,206
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	815	877,511
4.13%, 05/30/23(b)	786	820,794
4.13%, 03/12/24 (Call 02/12/24)(b)	870	918,395
4.63%, 04/29/24(b)	854	913,578
4.88%, 03/12/29 (Call 12/12/28)(b)	689	783,825
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(a)(b)	1,136	1,209,124
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	775	880,478
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	520	599,300
6.53%, 11/15/28(b)	90	107,597
6.76%, 11/15/48(b)	453	579,840
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(b)	475	508,623
4.75%, 08/06/50 (Call 02/06/50)(b)	376	401,380
5.65%, 09/12/49 (Call 03/12/49)(b)	395	474,004
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	220	246,529
5.95%, 03/15/24 (Call 12/15/23)	107	116,670
6.88%, 09/01/41 (Call 03/01/41)	245	334,781
Minera Mexico SA de CV, 4.50%, 01/26/50
(Call 07/26/49)(a)(b)	740	794,582
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	75	75,140
4.70%, 05/12/31 (Call 02/12/31)(a)(b)	695	673,709
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(a)(b)	506	536,385
4.20%, 05/13/50 (Call 11/13/49)(b)	583	680,749
5.75%, 11/15/41(a)(b)	465	614,916
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	937	916,195
2.80%, 10/01/29 (Call 07/01/29)	735	756,072
3.70%, 03/15/23 (Call 12/15/22)	88	90,480
4.88%, 03/15/42 (Call 09/15/41)	968	1,220,269
5.45%, 06/09/44 (Call 12/09/43)	304	409,326
5.88%, 04/01/35	457	598,682
6.25%, 10/01/39	632	890,729
Security	Par (000)	Value

Mining (continued)
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	$215	$290,768
6.13%, 12/15/33	949	1,320,680
7.25%, 03/15/31(a)	25	35,057
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	1,005	1,007,462
5.20%, 11/02/40	896	1,200,435
7.13%, 07/15/28	625	823,744
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	786	944,823
4.75%, 03/22/42 (Call 09/22/41)	424	546,363
Southern Copper Corp.
3.88%, 04/23/25	96	102,696
5.25%, 11/08/42(a)	967	1,202,058
5.88%, 04/23/45(a)	1,223	1,654,083
6.75%, 04/16/40(a)	1,040	1,432,600
7.50%, 07/27/35	974	1,392,820
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	119	142,198
5.40%, 02/01/43 (Call 08/01/42)	359	441,686
6.00%, 08/15/40 (Call 02/15/40)	427	549,711
6.13%, 10/01/35	495	642,892
6.25%, 07/15/41 (Call 01/15/41)(a)	597	787,727
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)(a)(b)	515	499,809
4.63%, 12/15/27 (Call 09/15/27)	346	380,886
		67,523,106
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	430	489,360

Oil & Gas — 5.1%
Aker BP ASA
3.00%, 01/15/25 (Call 12/15/24)(b)	572	595,256
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	914	968,889
4.00%, 01/15/31 (Call 10/15/30)(b)	135	146,861
BG Energy Capital PLC, 5.13%, 10/15/41(b)	585	759,777
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	247	237,419
2.75%, 05/10/23	698	716,560
2.77%, 11/10/50 (Call 05/10/50)	1,320	1,246,679
2.94%, 04/06/23	237	243,812
2.94%, 06/04/51 (Call 12/04/50)(a)	2,110	2,053,476
3.00%, 02/24/50 (Call 08/24/49)	2,236	2,185,673
3.00%, 03/17/52 (Call 09/17/51)	1,150	1,127,615
3.02%, 01/16/27 (Call 10/16/26)	812	856,304
3.06%, 06/17/41 (Call 12/17/40)	1,575	1,588,903
3.12%, 05/04/26 (Call 02/04/26)	841	890,314
3.19%, 04/06/25 (Call 03/06/25)	508	534,871
3.22%, 11/28/23 (Call 12/23/21)	1,302	1,357,013
3.22%, 04/14/24 (Call 12/23/21)	958	1,001,433
3.38%, 02/08/61 (Call 08/08/60)	1,373	1,417,607
3.41%, 02/11/26 (Call 12/11/25)	730	782,248
3.54%, 04/06/27 (Call 02/06/27)(a)	602	649,880
3.59%, 04/14/27 (Call 01/14/27)	691	746,011
3.63%, 04/06/30 (Call 01/06/30)	1,127	1,237,763
3.79%, 02/06/24 (Call 01/06/24)	788	832,729
3.80%, 09/21/25 (Call 07/21/25)	885	960,025
3.94%, 09/21/28 (Call 06/21/28)	941	1,044,966
4.23%, 11/06/28 (Call 08/06/28)	1,440	1,629,313

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
2.75%, 05/10/23	$476	$488,211
3.12%, 05/04/26 (Call 02/04/26)	451	474,897
3.28%, 09/19/27 (Call 06/19/27)	1,214	1,297,808
3.51%, 03/17/25	817	869,035
3.54%, 11/04/24	472	501,752
3.72%, 11/28/28 (Call 08/28/28)	851	938,092
3.81%, 02/10/24	766	809,121
3.99%, 09/26/23	891	940,607
4.88%, (Call 03/22/30)(a)(c)(d)	415	446,644
Burlington Resources LLC
5.95%, 10/15/36	636	866,867
7.20%, 08/15/31	525	746,719
7.40%, 12/01/31	490	707,443
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	512	517,398
2.95%, 01/15/23 (Call 12/15/22)	299	304,922
2.95%, 07/15/30 (Call 04/15/30)(a)	484	494,134
3.80%, 04/15/24 (Call 01/15/24)	705	738,880
3.85%, 06/01/27 (Call 03/01/27)	718	769,685
3.90%, 02/01/25 (Call 11/01/24)	726	771,569
4.95%, 06/01/47 (Call 12/01/46)(a)	472	584,331
5.85%, 02/01/35	732	921,171
6.25%, 03/15/38	357	472,225
6.45%, 06/30/33	520	679,887
6.50%, 02/15/37	810	1,070,131
6.75%, 02/01/39(a)	658	913,173
7.20%, 01/15/32	75	100,826
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	335	328,748
4.00%, 04/15/24 (Call 01/15/24)	50	52,631
4.25%, 04/15/27 (Call 01/15/27)(a)	930	1,013,438
4.40%, 04/15/29 (Call 01/15/29)	657	721,699
5.25%, 06/15/37 (Call 12/15/36)	735	869,635
5.38%, 07/15/25 (Call 04/15/25)	918	1,019,896
5.40%, 06/15/47 (Call 12/15/46)(a)	615	758,259
6.75%, 11/15/39(a)	937	1,261,539
6.80%, 09/15/37	285	385,140
Cenovus Energy Inc/CA, 2.65%, 01/15/32 (Call 10/15/31)	400	385,879
Chevron Corp.
1.14%, 05/11/23	345	347,434
1.55%, 05/11/25 (Call 04/11/25)	1,793	1,805,926
2.00%, 05/11/27 (Call 03/11/27)(a)	1,011	1,022,588
2.24%, 05/11/30 (Call 02/11/30)	1,328	1,341,833
2.36%, 12/05/22 (Call 09/05/22)	713	722,378
2.57%, 05/16/23 (Call 03/16/23)	580	593,707
2.90%, 03/03/24 (Call 01/03/24)	438	456,012
2.95%, 05/16/26 (Call 02/16/26)	899	953,476
2.98%, 05/11/40 (Call 11/11/39)	225	232,812
3.08%, 05/11/50 (Call 11/11/49)	752	801,317
3.19%, 06/24/23 (Call 03/24/23)	555	573,318
3.33%, 11/17/25 (Call 08/17/25)	1,141	1,219,294
Chevron USA Inc.
0.43%, 08/11/23	990	986,835
0.69%, 08/12/25 (Call 07/12/25)	1,291	1,263,904
1.02%, 08/12/27 (Call 06/12/27)(a)	846	811,746
2.34%, 08/12/50 (Call 02/12/50)	822	761,579
3.25%, 10/15/29 (Call 07/15/29)	224	242,629
3.85%, 01/15/28 (Call 10/15/27)	682	757,104
3.90%, 11/15/24 (Call 08/15/24)(a)	845	908,021
Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	$410	$434,607
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	325	389,045
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(a)	485	501,479
3.00%, 05/09/23	755	775,309
3.30%, 09/30/49 (Call 03/30/49)	500	470,642
4.25%, 05/09/43(a)	200	218,889
CNOOC Finance 2014 ULC
4.25%, 04/30/24	619	661,125
4.88%, 04/30/44	385	459,960
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	330	361,054
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25(a)	350	370,231
3.75%, 05/02/23	200	207,599
4.38%, 05/02/28	655	735,247
CNOOC Petroleum North America ULC
5.88%, 03/10/35(a)	649	808,533
6.40%, 05/15/37	624	827,293
7.50%, 07/30/39	675	1,013,165
7.88%, 03/15/32	489	688,780
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	405	417,451
Conoco Funding Co., 7.25%, 10/15/31	624	883,963
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(a)(b)	1,054	1,062,225
3.75%, 10/01/27 (Call 07/01/27)(b)	1,145	1,250,706
4.30%, 08/15/28 (Call 05/15/28)(b)	983	1,113,919
4.85%, 08/15/48 (Call 02/15/48)(b)	783	1,036,248
4.88%, 10/01/47 (Call 04/01/47)(b)	1,109	1,475,306
5.90%, 10/15/32	574	759,341
5.90%, 05/15/38	871	1,198,219
6.50%, 02/01/39	1,120	1,635,860
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	113	114,734
3.35%, 11/15/24 (Call 08/15/24)	200	211,952
4.30%, 11/15/44 (Call 05/15/44)	72	86,397
4.95%, 03/15/26 (Call 12/15/25)(a)	836	944,717
5.95%, 03/15/46 (Call 09/15/45)	629	946,393
6.95%, 04/15/29	1,170	1,539,502
Continental Resources Inc., 2.88%, 04/01/32
(Call 01/01/32)(b)	25	24,211
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,000	1,042,365
4.38%, 01/15/28 (Call 10/15/27)	1,000	1,076,893
4.50%, 04/15/23 (Call 01/15/23)	500	516,390
4.90%, 06/01/44 (Call 12/01/43)(a)	865	959,449
5.75%, 01/15/31 (Call 07/15/30)(b)	350	407,673
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)	820	889,056
4.38%, 06/01/24 (Call 03/01/24)(b)	704	748,322
4.38%, 03/15/29 (Call 12/15/28)(b)	257	285,976
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	455	457,100
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(b)	615	660,469
4.75%, 05/15/42 (Call 11/15/41)	1,052	1,203,257
5.00%, 06/15/45 (Call 12/15/44)(a)	455	548,521
5.25%, 09/15/24 (Call 06/15/24)(b)	55	59,674
5.25%, 10/15/27 (Call 10/15/22)(b)	433	457,716
5.60%, 07/15/41 (Call 01/15/41)(a)	785	987,685
5.85%, 12/15/25 (Call 09/15/25)(a)	579	663,800
5.88%, 06/15/28 (Call 06/15/23)(b)	410	447,269

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.88%, 09/30/31(a)	$135	$191,127
7.95%, 04/15/32	645	903,883
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	988	1,025,159
3.13%, 03/24/31 (Call 12/24/30)	791	806,311
3.25%, 12/01/26 (Call 10/01/26)	767	804,958
3.50%, 12/01/29 (Call 09/01/29)	1,127	1,182,120
4.40%, 03/24/51 (Call 09/24/50)	590	669,098
4.75%, 05/31/25 (Call 04/30/25)	439	481,013
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	1,190	1,219,750
4.38%, 10/30/24(b)	175	186,627
4.50%, 09/14/47 (Call 03/14/47)(b)	601	587,484
5.25%, 11/06/29 (Call 08/06/29)(b)	90	97,650
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	610	689,789
5.70%, 10/01/40(b)	265	342,492
Series X-R, 4.00%, 09/12/23(b)	1,247	1,308,043
Series X-R, 4.75%, 09/12/28(b)	785	913,608
Eni USA Inc., 7.30%, 11/15/27	140	178,947
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	479	487,979
3.15%, 04/01/25 (Call 01/01/25)	762	804,007
3.90%, 04/01/35 (Call 10/01/34)	171	193,133
4.15%, 01/15/26 (Call 10/15/25)	631	692,874
4.38%, 04/15/30 (Call 01/15/30)(a)	723	831,751
4.95%, 04/15/50 (Call 10/15/49)	665	899,364
5.10%, 01/15/36 (Call 07/15/35)	50	60,876
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	976	984,747
2.38%, 05/22/30 (Call 02/22/30)	702	715,557
2.45%, 01/17/23	326	332,390
2.65%, 01/15/24	1,192	1,233,278
2.88%, 04/06/25 (Call 03/06/25)	1,319	1,382,431
3.00%, 04/06/27 (Call 02/06/27)	810	855,511
3.13%, 04/06/30 (Call 01/06/30)	1,118	1,203,694
3.25%, 11/10/24	835	885,504
3.25%, 11/18/49 (Call 05/18/49)	297	317,977
3.63%, 09/10/28 (Call 06/10/28)	919	1,015,224
3.63%, 04/06/40 (Call 10/06/39)	509	570,693
3.70%, 03/01/24(a)	959	1,016,631
3.70%, 04/06/50 (Call 10/06/49)	1,147	1,328,320
3.95%, 05/15/43	717	837,176
4.25%, 11/23/41(a)	338	415,644
4.80%, 11/08/43	588	767,322
5.10%, 08/17/40	703	932,368
6.50%, 12/01/28(b)	55	70,979
6.80%, 01/15/28	275	343,573
7.15%, 11/15/25	195	236,143
7.25%, 09/23/27	719	923,640
7.75%, 06/15/23	185	204,470
Exxon Mobil Corp.
1.57%, 04/15/23	448	453,614
2.02%, 08/16/24 (Call 07/16/24)	733	750,969
2.28%, 08/16/26 (Call 06/16/26)(a)	1,119	1,157,293
2.44%, 08/16/29 (Call 05/16/29)	865	886,531
2.61%, 10/15/30 (Call 07/15/30)	1,303	1,348,594
2.71%, 03/06/25 (Call 12/06/24)	1,250	1,303,792
2.73%, 03/01/23 (Call 01/01/23)	597	610,882
2.99%, 03/19/25 (Call 02/19/25)	1,879	1,978,973
Security	Par (000)	Value

Oil & Gas (continued)
3.00%, 08/16/39 (Call 02/16/39)	$642	$661,606
3.04%, 03/01/26 (Call 12/01/25)	1,971	2,090,826
3.10%, 08/16/49 (Call 02/16/49)	1,702	1,753,019
3.18%, 03/15/24 (Call 12/15/23)(a)	1,100	1,149,813
3.29%, 03/19/27 (Call 01/19/27)	1,167	1,260,046
3.45%, 04/15/51 (Call 10/15/50)(a)	1,434	1,566,385
3.48%, 03/19/30 (Call 12/19/29)	1,571	1,723,858
3.57%, 03/06/45 (Call 09/06/44)	960	1,059,154
4.11%, 03/01/46 (Call 09/01/45)	2,172	2,583,807
4.23%, 03/19/40 (Call 09/19/39)	1,106	1,318,544
4.33%, 03/19/50 (Call 09/19/49)	2,266	2,820,572
Gazprom PJSC Via Gaz Capital SA
4.95%, 02/06/28(b)	910	981,542
7.29%, 08/16/37(b)	1,000	1,319,352
GS Caltex Corp.
3.00%, 06/04/24(b)	445	463,441
3.88%, 06/27/23(b)	200	208,506
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(b)	600	586,614
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	603	630,536
4.30%, 04/01/27 (Call 01/01/27)	160	173,762
5.60%, 02/15/41	789	972,463
5.80%, 04/01/47 (Call 10/01/46)	575	755,237
6.00%, 01/15/40	754	957,522
7.13%, 03/15/33	429	573,371
7.30%, 08/15/31(a)	492	656,402
7.88%, 10/01/29(a)	380	511,813
HollyFrontier Corp.
2.63%, 10/01/23	670	685,608
4.50%, 10/01/30 (Call 07/01/30)	445	479,299
5.88%, 04/01/26 (Call 01/01/26)	1,005	1,133,453
KazMunayGas National Co. JSC
4.75%, 04/24/25(b)	220	239,397
5.38%, 04/24/30(b)	880	1,008,494
5.75%, 04/19/47(a)(b)	100	117,750
6.38%, 10/24/48(b)	1,380	1,741,488
Lundin Energy Finance BV
2.00%, 07/15/26 (Call 06/15/26)(b)	365	362,705
3.10%, 07/15/31 (Call 04/15/31)(b)	500	505,230
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	979	1,071,078
5.20%, 06/01/45 (Call 12/01/44)	304	359,100
6.60%, 10/01/37	835	1,104,194
6.80%, 03/15/32	756	972,447
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(a)	600	632,718
3.80%, 04/01/28 (Call 01/01/28)	597	641,543
4.50%, 05/01/23 (Call 12/02/21)	1,006	1,051,059
4.50%, 04/01/48 (Call 10/01/47)	462	527,778
4.70%, 05/01/25 (Call 04/01/25)	930	1,015,864
4.75%, 12/15/23 (Call 12/02/21)(a)	942	1,005,854
4.75%, 09/15/44 (Call 03/15/44)	598	702,424
5.00%, 09/15/54 (Call 03/15/54)	291	352,878
5.13%, 12/15/26 (Call 09/15/26)	694	788,598
5.85%, 12/15/45 (Call 06/15/45)	390	502,916
6.50%, 03/01/41 (Call 09/01/40)	960	1,328,081
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,195	1,498,076

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	$600	$661,277
5.63%, 07/01/24	600	652,911
Ovintiv Inc.
6.50%, 08/15/34	510	650,654
6.50%, 02/01/38(a)	555	707,060
6.63%, 08/15/37(a)	555	705,909
7.20%, 11/01/31	505	646,155
7.38%, 11/01/31	450	574,916
8.13%, 09/15/30	670	881,249
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	820	796,889
2.30%, 02/09/31 (Call 11/09/30)(b)	800	757,392
3.10%, 01/21/30 (Call 10/21/29)(b)	290	294,131
3.10%, 08/27/30 (Call 05/25/30)(a)(b)	275	278,823
4.15%, 02/25/60 (Call 08/25/59)(b)	710	701,302
4.18%, 01/21/50 (Call 07/21/49)(a)(b)	1,060	1,076,534
4.30%, 05/20/23(b)	1,060	1,104,540
4.70%, 07/30/49(a)(b)	800	864,616
5.63%, 05/20/43(b)	985	1,158,608
6.00%, 05/03/42(b)	965	1,177,709
6.45%, 05/30/44(b)	1,375	1,785,300
6.50%, 05/27/41(b)	75	96,821
6.50%, 11/07/48(b)	200	265,159
Petroleos del Peru SA
4.75%, 06/19/32(b)	1,114	1,138,174
5.63%, 06/19/47(b)	1,445	1,410,681
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	565	719,475
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	1,045	1,044,415
3.40%, 04/28/61 (Call 10/28/60)(b)	1,140	1,174,023
3.50%, 03/18/25(b)	395	420,392
3.50%, 04/21/30 (Call 01/21/30)(b)	1,578	1,712,163
4.50%, 03/18/45(b)	950	1,166,877
4.55%, 04/21/50 (Call 10/21/49)(b)	2,030	2,541,710
4.80%, 04/21/60 (Call 10/21/59)(b)	1,390	1,837,740
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	200	200,365
Phillips 66
0.90%, 02/15/24 (Call 12/31/21)	1,000	992,427
1.30%, 02/15/26 (Call 01/15/26)	441	432,410
2.15%, 12/15/30 (Call 09/15/30)(a)	531	509,023
3.30%, 03/15/52 (Call 09/15/51)	550	545,562
3.70%, 04/06/23	584	605,480
3.85%, 04/09/25 (Call 03/09/25)(a)	1,030	1,103,027
3.90%, 03/15/28 (Call 12/15/27)	1,048	1,143,436
4.65%, 11/15/34 (Call 05/15/34)	796	929,329
4.88%, 11/15/44 (Call 05/15/44)(a)	1,406	1,743,053
5.88%, 05/01/42	1,285	1,753,955
Pioneer Natural Resources Co.
0.75%, 01/15/24 (Call 01/15/22)	550	545,904
1.13%, 01/15/26 (Call 12/15/25)	529	514,861
1.90%, 08/15/30 (Call 05/15/30)	1,036	981,108
2.15%, 01/15/31 (Call 10/15/30)	313	300,616
4.45%, 01/15/26 (Call 10/15/25)	610	671,377
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(b)	425	435,589
2.99%, 01/15/30 (Call 07/15/29)(b)	50	52,369
3.90%, 12/06/59(b)	435	461,829
Security	Par (000)	Value

Oil & Gas (continued)
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(b)	$497	$487,209
2.25%, 07/12/31 (Call 04/12/31)(b)	2,271	2,231,621
3.13%, 07/12/41 (Call 01/12/41)(b)	2,200	2,203,322
3.30%, 07/12/51 (Call 01/12/51)(b)	3,350	3,424,705
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	140	151,753
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 6.33%, 09/30/27(a)(b)	615	692,674
Reliance Industries Ltd.
3.67%, 11/30/27(b)	100	107,758
4.13%, 01/28/25(b)	500	536,830
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	461	454,030
1.60%, 06/17/26 (Call 05/17/26)(b)	50	49,203
2.69%, 06/17/31 (Call 03/17/31)(b)	2,200	2,196,172
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(a)(b)	426	435,870
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	1,620	1,606,525
2.25%, 11/24/30 (Call 08/24/30)(b)	1,637	1,580,425
2.88%, 04/16/24(b)	1,437	1,485,792
3.25%, 11/24/50 (Call 05/24/50)(b)	1,991	1,906,382
3.50%, 04/16/29(b)	2,556	2,716,256
3.50%, 11/24/70 (Call 05/24/70)(b)	1,710	1,636,374
4.25%, 04/16/39(a)(b)	2,127	2,381,764
4.38%, 04/16/49(b)	1,956	2,241,912
Shell International Finance BV
0.38%, 09/15/23	1,195	1,188,593
2.00%, 11/07/24 (Call 10/07/24)	1,753	1,795,886
2.25%, 01/06/23	389	396,121
2.38%, 04/06/25 (Call 12/22/21)	619	641,360
2.38%, 11/07/29 (Call 08/07/29)	1,343	1,368,334
2.50%, 09/12/26(a)	1,164	1,219,795
2.75%, 04/06/30 (Call 01/06/30)(a)	1,341	1,401,641
2.88%, 05/10/26	1,496	1,585,469
2.88%, 11/26/41 (Call 05/26/41)	300	301,778
3.00%, 11/26/51 (Call 05/26/51)	1,500	1,528,487
3.13%, 11/07/49 (Call 05/07/49)(a)	1,127	1,168,976
3.25%, 05/11/25	1,808	1,925,822
3.25%, 04/06/50 (Call 10/06/49)(a)	1,567	1,682,275
3.40%, 08/12/23	956	999,423
3.50%, 11/13/23 (Call 10/13/23)	623	654,982
3.63%, 08/21/42	396	437,954
3.75%, 09/12/46	1,029	1,167,669
3.88%, 11/13/28 (Call 08/13/28)(a)	1,273	1,423,099
4.00%, 05/10/46	1,873	2,197,217
4.13%, 05/11/35	1,194	1,397,708
4.38%, 05/11/45(a)	1,811	2,233,890
4.55%, 08/12/43	636	795,535
5.50%, 03/25/40	905	1,242,998
6.38%, 12/15/38	2,068	3,043,846
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23(b)	125	128,414
4.25%, 04/24/43(b)	200	235,998
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	660	831,918
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	567	602,015
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)(b)	1,485	1,595,991

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(a)(b)	$1,325	$1,396,815
4.10%, 04/28/45(a)(b)	225	260,432
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	1,448	1,514,097
3.50%, 05/03/26(b)	300	322,485
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	625	667,880
3.63%, 04/12/27(a)(b)	1,220	1,326,518
4.00%, 09/13/47(b)	655	753,136
4.25%, 04/12/47(a)(b)	145	172,673
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	200	197,940
2.15%, 05/13/25 (Call 04/13/25)(b)	1,100	1,120,315
2.30%, 01/08/31 (Call 10/08/30)(b)	889	876,635
2.50%, 08/08/24 (Call 07/08/24)(b)	500	516,771
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	1,110	1,151,388
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	600	615,216
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	724	756,926
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	619	647,159
3.35%, 05/13/50 (Call 11/13/49)(b)	745	774,885
3.44%, 11/12/49 (Call 05/12/49)(b)	435	459,885
3.68%, 08/08/49 (Call 02/08/49)(b)	897	987,211
3.75%, 09/12/23(b)	300	314,407
4.13%, 09/12/25(b)	450	491,390
4.25%, 09/12/28(a)(b)	640	725,987
4.60%, 09/12/48(a)(b)	602	759,886
Suncor Energy Inc.
2.80%, 05/15/23	541	554,294
3.10%, 05/15/25 (Call 04/15/25)	237	248,543
3.75%, 03/04/51 (Call 09/04/50)	645	700,068
4.00%, 11/15/47 (Call 05/15/47)(a)	280	311,720
5.35%, 07/15/33	105	127,884
5.95%, 12/01/34	354	459,962
5.95%, 05/15/35	335	437,155
6.50%, 06/15/38	954	1,313,251
6.80%, 05/15/38	530	748,512
6.85%, 06/01/39	956	1,366,372
7.00%, 11/15/28	65	84,023
7.15%, 02/01/32	565	772,015
7.88%, 06/15/26	50	61,393
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	685	688,767
3.25%, 08/15/30 (Call 02/15/30)(b)	460	453,321
4.00%, 08/15/26(b)	285	302,100
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(b)	25	23,630
3.50%, 10/17/49(b)	755	673,852
3.75%, 06/18/50(b)	100	92,645
4.63%, 11/20/28(b)	200	220,018
5.38%, 11/20/48(b)	100	114,195
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	665	685,532
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	859	889,985
2.70%, 01/25/23	886	906,068
2.83%, 01/10/30 (Call 10/10/29)(a)	862	905,382
2.99%, 06/29/41 (Call 12/29/40)	995	1,017,156
3.13%, 05/29/50 (Call 11/29/49)	1,180	1,218,806
3.39%, 06/29/60 (Call 12/29/59)	514	552,566
3.46%, 02/19/29 (Call 11/19/28)	1,397	1,521,885
	Par
Security	(000)	Value

Oil & Gas (continued)
3.46%, 07/12/49 (Call 01/12/49)	$1,180	$1,289,008
3.70%, 01/15/24	1,017	1,073,582
3.75%, 04/10/24	1,012	1,075,437
TotalEnergies Capital SA, 3.88%, 10/11/28	804	899,247
Valero Energy Corp.
1.20%, 03/15/24	635	632,062
2.15%, 09/15/27 (Call 07/15/27)(a)	257	256,285
2.80%, 12/01/31 (Call 09/01/31)	425	418,235
2.85%, 04/15/25 (Call 03/15/25)	775	804,330
3.40%, 09/15/26 (Call 06/15/26)	1,066	1,130,288
3.65%, 03/15/25	609	650,743
4.00%, 04/01/29 (Call 01/01/29)(a)	889	965,888
4.35%, 06/01/28 (Call 03/01/28)	520	573,796
4.90%, 03/15/45(a)	388	456,605
6.63%, 06/15/37	1,281	1,753,361
7.50%, 04/15/32	595	814,385
10.50%, 03/15/39	264	466,858
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	270	285,513
3.70%, 09/15/26 (Call 06/15/26)(b)	520	556,916
4.50%, 03/04/29 (Call 12/04/28)(b)	976	1,094,675
XTO Energy Inc., 6.75%, 08/01/37	399	572,152
		344,775,204
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	620	656,802
3.34%, 12/15/27 (Call 09/15/27)	908	969,849
4.08%, 12/15/47 (Call 06/15/47)	463	519,277
4.49%, 05/01/30 (Call 02/01/30)	552	634,883
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,255	1,573,541
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	945	964,672
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	961	983,580
3.50%, 08/01/23 (Call 05/01/23)	363	375,544
3.80%, 11/15/25 (Call 08/15/25)	618	668,761
4.50%, 11/15/41 (Call 05/15/41)	377	419,605
4.75%, 08/01/43 (Call 02/01/43)	473	554,071
4.85%, 11/15/35 (Call 05/15/35)	849	1,007,491
5.00%, 11/15/45 (Call 05/15/45)(a)	1,098	1,344,007
6.70%, 09/15/38	879	1,213,430
7.45%, 09/15/39(a)	1,213	1,789,257
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	543	557,243
3.95%, 12/01/42 (Call 06/01/42)	1,104	1,089,321
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	535	537,785
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	805	847,150
3.90%, 05/17/28 (Call 02/17/28)(b)	1,267	1,383,616
4.00%, 12/21/25 (Call 09/21/25)(b)	979	1,065,615
4.30%, 05/01/29 (Call 02/01/29)(b)	869	968,544
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	1,124	1,145,123
3.65%, 12/01/23 (Call 09/01/23)	1,386	1,450,387
		22,719,554

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	$660	$709,109
4.50%, 05/15/28 (Call 02/15/28)(a)	265	303,584
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	730	741,958
2.69%, 05/25/31 (Call 02/25/31)	568	577,269
3.10%, 09/15/26 (Call 06/15/26)	270	283,214
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	220	217,364
1.57%, 01/15/26 (Call 12/15/25)	160	156,611
1.65%, 01/15/27 (Call 12/15/26)	385	374,720
4.88%, 07/15/26 (Call 07/15/22)(b)	400	415,024
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(a)(b)	35	38,093
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(a)(b)	690	723,342
3.25%, 10/01/26 (Call 07/01/26)(b)	330	348,221
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	600	592,787
1.51%, 04/15/26 (Call 03/15/26)(b)	477	469,693
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)(a)	625	657,654
3.05%, 10/01/51 (Call 04/01/51)	370	377,480
3.40%, 12/15/27 (Call 09/15/27)(a)	661	719,512
3.65%, 09/15/24 (Call 06/15/24)	308	326,950
4.05%, 12/15/49 (Call 06/15/49)	469	563,825
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(b)	85	82,869
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	557	541,254
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	660	699,092
WestRock MWV LLC
7.95%, 02/15/31(a)	330	465,921
8.20%, 01/15/30	26	36,000
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	115	118,563
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	606	634,253
3.00%, 06/15/33 (Call 03/15/33)	602	626,000
3.38%, 09/15/27 (Call 06/15/27)	529	563,208
3.75%, 03/15/25 (Call 01/15/25)	683	733,277
3.90%, 06/01/28 (Call 03/01/28)(a)	530	585,198
4.00%, 03/15/28 (Call 12/15/27)(a)	294	325,904
4.20%, 06/01/32 (Call 03/01/32)	421	481,288
4.65%, 03/15/26 (Call 01/15/26)	759	851,626
4.90%, 03/15/29 (Call 12/15/28)(a)	339	395,658
		15,736,521
Pharmaceuticals — 4.8%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	2,851	2,955,350
2.85%, 05/14/23 (Call 03/14/23)	568	582,621
2.95%, 11/21/26 (Call 09/21/26)	2,410	2,536,345
3.20%, 05/14/26 (Call 02/14/26)	1,866	1,973,590
3.20%, 11/21/29 (Call 08/21/29)	1,565	1,660,411
3.60%, 05/14/25 (Call 02/14/25)	3,011	3,207,363
3.75%, 11/14/23 (Call 10/14/23)(a)	1,068	1,121,404
3.80%, 03/15/25 (Call 12/15/24)	2,231	2,384,619
3.85%, 06/15/24 (Call 03/15/24)	1,177	1,248,136
4.05%, 11/21/39 (Call 05/21/39)	3,150	3,604,738
4.25%, 11/14/28 (Call 08/14/28)(a)	1,082	1,217,339
4.25%, 11/21/49 (Call 05/21/49)	4,222	5,078,046
4.30%, 05/14/36 (Call 11/14/35)	1,271	1,480,530
4.40%, 11/06/42	1,744	2,089,788
4.45%, 05/14/46 (Call 11/14/45)	1,529	1,856,114
	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.50%, 05/14/35 (Call 11/14/34)	$1,819	$2,154,285
4.55%, 03/15/35 (Call 09/15/34)	1,278	1,525,737
4.63%, 10/01/42 (Call 04/01/42)	130	157,857
4.70%, 05/14/45 (Call 11/14/44)	1,822	2,264,157
4.75%, 03/15/45 (Call 09/15/44)	1,048	1,325,508
4.85%, 06/15/44 (Call 12/15/43)	1,052	1,329,329
4.88%, 11/14/48 (Call 05/14/48)	1,480	1,916,851
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	505	510,429
2.80%, 05/15/30 (Call 02/15/30)	850	873,268
3.25%, 03/01/25 (Call 12/01/24)	204	214,806
3.40%, 05/15/24 (Call 02/15/24)	660	691,931
3.45%, 12/15/27 (Call 09/15/27)	468	502,841
4.25%, 03/01/45 (Call 09/01/44)(a)	375	436,543
4.30%, 12/15/47 (Call 06/15/47)	827	977,784
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)(a)	114	112,847
1.20%, 05/28/26 (Call 04/28/26)	935	922,934
1.75%, 05/28/28 (Call 03/28/28)	500	496,030
2.25%, 05/28/31 (Call 02/28/31)(a)	565	570,834
AstraZeneca PLC
0.30%, 05/26/23	200	198,952
0.70%, 04/08/26 (Call 03/08/26)(a)	812	784,704
1.38%, 08/06/30 (Call 05/06/30)	1,440	1,353,744
2.13%, 08/06/50 (Call 02/06/50)	695	620,160
3.00%, 05/28/51 (Call 11/28/50)	545	576,949
3.13%, 06/12/27 (Call 03/12/27)	435	465,144
3.38%, 11/16/25	1,280	1,372,004
3.50%, 08/17/23 (Call 07/17/23)	1,142	1,193,400
4.00%, 01/17/29 (Call 10/17/28)	987	1,115,546
4.00%, 09/18/42	1,090	1,308,339
4.38%, 11/16/45	719	923,841
4.38%, 08/17/48 (Call 02/17/48)	979	1,268,480
6.45%, 09/15/37	985	1,451,186
Bayer Corp., 6.65%, 02/15/28(b)	144	175,450
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	381	397,160
3.88%, 12/15/23 (Call 11/15/23)(b)	1,881	1,975,538
3.95%, 04/15/45 (Call 10/15/44)(a)(b)	266	292,322
4.20%, 07/15/34 (Call 01/15/34)(b)	959	1,089,227
4.25%, 12/15/25 (Call 10/15/25)(b)	1,672	1,820,074
4.38%, 12/15/28 (Call 09/15/28)(b)	2,247	2,523,177
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	1,062	1,211,912
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	645	768,744
4.65%, 11/15/43 (Call 05/15/43)(b)	160	190,182
4.70%, 07/15/64 (Call 01/15/64)(b)	680	814,369
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,040	1,313,338
5.50%, 08/15/25(b)	303	336,113
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	1,788	1,874,501
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,157	1,111,739
2.82%, 05/20/30 (Call 02/20/30)	486	502,036
3.36%, 06/06/24 (Call 04/06/24)	1,070	1,122,517
3.70%, 06/06/27 (Call 03/06/27)	1,678	1,815,622
3.73%, 12/15/24 (Call 09/15/24)	513	547,304
3.79%, 05/20/50 (Call 11/20/49)(a)	892	1,015,470
4.67%, 06/06/47 (Call 12/06/46)(a)	1,092	1,383,250
4.69%, 12/15/44 (Call 06/15/44)	921	1,149,670
6.00%, 05/15/39	145	192,675

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 12/31/21)	$385	$383,691
0.75%, 11/13/25 (Call 10/13/25)(a)	709	692,006
1.13%, 11/13/27 (Call 09/13/27)(a)	743	721,993
1.45%, 11/13/30 (Call 08/13/30)(a)	1,161	1,107,838
2.35%, 11/13/40 (Call 05/13/40)	886	838,404
2.55%, 11/13/50 (Call 05/13/50)	973	926,344
2.75%, 02/15/23 (Call 01/15/23)	543	555,857
2.90%, 07/26/24 (Call 06/26/24)	2,270	2,374,518
3.20%, 06/15/26 (Call 04/15/26)	2,476	2,661,543
3.25%, 02/20/23 (Call 01/20/23)(a)	549	565,266
3.25%, 11/01/23	123	128,824
3.25%, 02/27/27	650	704,402
3.25%, 08/01/42(a)	615	673,358
3.40%, 07/26/29 (Call 04/26/29)	2,449	2,682,118
3.45%, 11/15/27 (Call 08/15/27)	951	1,034,178
3.63%, 05/15/24 (Call 02/15/24)	130	137,501
3.88%, 08/15/25 (Call 05/15/25)	1,288	1,394,790
3.90%, 02/20/28 (Call 11/20/27)	1,198	1,339,967
4.13%, 06/15/39 (Call 12/15/38)	1,582	1,879,897
4.25%, 10/26/49 (Call 04/26/49)	1,727	2,153,505
4.35%, 11/15/47 (Call 05/15/47)	1,184	1,484,375
4.50%, 03/01/44 (Call 09/01/43)	712	901,473
4.55%, 02/20/48 (Call 08/20/47)	1,303	1,681,604
4.63%, 05/15/44 (Call 11/15/43)	755	967,050
5.00%, 08/15/45 (Call 02/15/45)	1,408	1,892,710
5.25%, 08/15/43	245	328,704
5.88%, 11/15/36	55	75,717
6.80%, 11/15/26	125	156,769
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	539	561,545
3.41%, 06/15/27 (Call 03/15/27)(a)	1,221	1,310,365
3.75%, 09/15/25 (Call 06/15/25)	537	576,798
4.37%, 06/15/47 (Call 12/15/46)	467	532,993
4.50%, 11/15/44 (Call 05/15/44)	340	389,040
4.60%, 03/15/43(a)	453	528,873
4.90%, 09/15/45 (Call 03/15/45)	129	157,204
Series 2016-CD2, 3.50%, 11/15/24 (Call 08/15/24)(a)	245	259,607
Series 2021-4, 3.20%, 03/15/23	278	285,856
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	673	664,898
1.25%, 03/15/26 (Call 02/15/26)(a)	355	348,843
2.38%, 03/15/31 (Call 12/15/30)	1,010	1,012,392
2.40%, 03/15/30 (Call 12/15/29)	1,130	1,132,074
3.00%, 07/15/23 (Call 05/16/23)	735	757,923
3.05%, 11/30/22 (Call 10/31/22)	319	326,243
3.05%, 10/15/27 (Call 07/15/27)	724	768,696
3.20%, 03/15/40 (Call 09/15/39)	969	995,720
3.25%, 04/15/25 (Call 01/15/25)	866	911,082
3.40%, 03/01/27 (Call 12/01/26)	1,260	1,350,369
3.40%, 03/15/50 (Call 09/15/49)	1,010	1,061,490
3.40%, 03/15/51 (Call 09/15/50)	770	816,028
3.50%, 06/15/24 (Call 03/17/24)	858	903,553
3.75%, 07/15/23 (Call 06/15/23)	891	929,666
3.88%, 10/15/47 (Call 04/15/47)	1,082	1,210,124
4.13%, 11/15/25 (Call 09/15/25)	1,469	1,603,735
4.38%, 10/15/28 (Call 07/15/28)	2,252	2,551,551
4.50%, 02/25/26 (Call 11/27/25)	1,374	1,520,035
4.80%, 08/15/38 (Call 02/15/38)	1,691	2,072,240
4.80%, 07/15/46 (Call 01/16/46)	994	1,257,097
	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.90%, 12/15/48 (Call 06/15/48)(a)	$2,208	$2,860,843
5.38%, 02/15/42 (Call 08/15/41)	70	90,563
6.13%, 11/15/41	414	587,859
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	1,355	1,303,417
1.75%, 08/21/30 (Call 05/21/30)	1,076	1,023,258
1.88%, 02/28/31 (Call 11/28/30)	1,025	979,760
2.13%, 09/15/31 (Call 06/15/31)(a)	1,045	1,018,172
2.63%, 08/15/24 (Call 07/15/24)	1,089	1,126,209
2.70%, 08/21/40 (Call 02/21/40)	1,598	1,529,631
2.75%, 12/01/22 (Call 09/01/22)	589	597,943
2.88%, 06/01/26 (Call 03/01/26)	1,129	1,183,278
3.00%, 08/15/26 (Call 06/15/26)	1,289	1,358,936
3.25%, 08/15/29 (Call 05/15/29)	1,437	1,527,887
3.38%, 08/12/24 (Call 05/12/24)(a)	765	804,119
3.63%, 04/01/27 (Call 02/01/27)(a)	1,009	1,090,854
3.70%, 03/09/23 (Call 02/09/23)	126	130,306
3.75%, 04/01/30 (Call 01/01/30)	1,214	1,331,272
3.88%, 07/20/25 (Call 04/20/25)	1,376	1,482,629
4.00%, 12/05/23 (Call 09/05/23)	115	121,261
4.10%, 03/25/25 (Call 01/25/25)	1,242	1,342,489
4.13%, 04/01/40 (Call 10/01/39)	1,061	1,212,043
4.25%, 04/01/50 (Call 10/01/49)(a)	735	895,323
4.30%, 03/25/28 (Call 12/25/27)	2,001	2,253,069
4.75%, 12/01/22 (Call 09/01/22)	842	867,516
4.78%, 03/25/38 (Call 09/25/37)	4,636	5,648,770
4.88%, 07/20/35 (Call 01/20/35)(a)	873	1,070,771
5.00%, 12/01/24 (Call 09/01/24)	333	367,685
5.05%, 03/25/48 (Call 09/25/47)	4,464	5,898,439
5.13%, 07/20/45 (Call 01/20/45)	2,720	3,559,999
5.30%, 12/05/43 (Call 06/05/43)	1,117	1,477,851
6.13%, 09/15/39(a)	328	457,354
6.25%, 06/01/27	125	151,749
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	2,033	1,893,047
2.50%, 09/15/60 (Call 03/15/60)	837	790,888
2.75%, 06/01/25 (Call 03/01/25)(a)	777	816,844
3.10%, 05/15/27 (Call 02/15/27)(a)	310	332,533
3.38%, 03/15/29 (Call 12/15/28)	963	1,059,149
3.70%, 03/01/45 (Call 09/01/44)	65	77,435
4.15%, 03/15/59 (Call 09/15/58)	50	65,588
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	217	229,422
Evernorth Health Inc., 4.50%, 02/25/26 (Call 11/27/25)	430	473,311
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	817	838,652
3.38%, 05/15/23	718	745,040
3.63%, 05/15/25	1,138	1,226,736
3.88%, 05/15/28	1,228	1,378,917
4.20%, 03/18/43	500	611,740
5.38%, 04/15/34(a)	730	966,658
6.38%, 05/15/38	1,910	2,834,528
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	1,140	1,135,745
3.00%, 06/01/24 (Call 05/01/24)	1,684	1,761,994
3.38%, 06/01/29 (Call 03/01/29)(a)	569	621,111
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	1,072	1,044,211
0.95%, 09/01/27 (Call 07/01/27)(a)	886	863,845
1.30%, 09/01/30 (Call 06/01/30)(a)	1,521	1,448,615
2.05%, 03/01/23 (Call 01/01/23)	91	92,450

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
2.10%, 09/01/40 (Call 03/01/40)	$878	$845,146
2.25%, 09/01/50 (Call 03/01/50)(a)	780	739,676
2.45%, 03/01/26 (Call 12/01/25)	1,273	1,325,770
2.45%, 09/01/60 (Call 03/01/60)	553	532,056
2.63%, 01/15/25 (Call 11/15/24)	646	675,327
2.90%, 01/15/28 (Call 10/15/27)	1,220	1,300,564
2.95%, 03/03/27 (Call 12/03/26)	428	457,966
3.38%, 12/05/23	337	354,762
3.40%, 01/15/38 (Call 07/15/37)	681	766,817
3.50%, 01/15/48 (Call 07/15/47)	558	651,308
3.55%, 03/01/36 (Call 09/01/35)	866	990,758
3.63%, 03/03/37 (Call 09/03/36)	507	584,898
3.70%, 03/01/46 (Call 09/01/45)	1,611	1,922,092
3.75%, 03/03/47 (Call 09/03/46)	768	918,346
4.38%, 12/05/33 (Call 06/05/33)	887	1,086,063
4.50%, 09/01/40	500	635,070
4.50%, 12/05/43 (Call 06/05/43)	285	368,048
4.85%, 05/15/41	260	346,477
4.95%, 05/15/33	481	613,581
5.85%, 07/15/38	731	1,055,047
5.95%, 08/15/37	787	1,141,085
6.73%, 11/15/23(a)	315	352,889
6.95%, 09/01/29	160	218,940
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	581	563,557
1.30%, 08/15/26 (Call 07/15/26)	575	562,464
2.70%, 12/15/22 (Call 09/15/22)(a)	551	559,551
2.85%, 03/15/23 (Call 12/15/22)	54	55,146
3.80%, 03/15/24 (Call 12/15/23)	652	687,562
3.95%, 02/16/28 (Call 11/16/27)	157	174,097
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	593	650,427
4.60%, 06/01/44 (Call 12/01/43)	670	877,948
5.90%, 11/01/39	225	323,043
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	1,183	1,152,314
1.45%, 06/24/30 (Call 03/24/30)(a)	675	645,312
2.35%, 06/24/40 (Call 12/24/39)	918	876,974
2.45%, 06/24/50 (Call 12/24/49)(a)	1,404	1,337,431
2.75%, 02/10/25 (Call 11/10/24)	1,973	2,061,498
2.80%, 05/18/23(a)	1,320	1,362,180
2.90%, 03/07/24 (Call 02/07/24)	831	867,195
3.40%, 03/07/29 (Call 12/07/28)	1,022	1,118,068
3.60%, 09/15/42 (Call 03/15/42)	472	535,658
3.70%, 02/10/45 (Call 08/10/44)	1,661	1,926,536
3.90%, 03/07/39 (Call 09/07/38)	958	1,117,926
4.00%, 03/07/49 (Call 09/07/48)	1,154	1,417,974
4.15%, 05/18/43	999	1,215,326
6.50%, 12/01/33(a)	320	468,646
6.55%, 09/15/37	75	111,984
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	118	162,544
5.95%, 12/01/28	640	807,089
6.40%, 03/01/28(a)	25	31,543
Mylan Inc.
3.13%, 01/15/23(b)	278	284,822
4.20%, 11/29/23 (Call 08/29/23)	377	397,218
4.55%, 04/15/28 (Call 01/15/28)	479	538,729
5.20%, 04/15/48 (Call 10/15/47)	758	937,965
5.40%, 11/29/43 (Call 05/29/43)	394	490,996
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	$1,119	$1,137,936
2.00%, 02/14/27 (Call 12/14/26)	1,282	1,301,609
2.20%, 08/14/30 (Call 05/14/30)	1,635	1,667,117
2.75%, 08/14/50 (Call 02/14/50)	1,156	1,182,617
3.00%, 11/20/25 (Call 08/20/25)	1,501	1,591,918
3.10%, 05/17/27 (Call 02/17/27)	745	798,240
3.40%, 05/06/24	1,182	1,251,091
3.70%, 09/21/42(a)	669	770,500
4.00%, 11/20/45 (Call 05/20/45)(a)	173	211,550
4.40%, 05/06/44	997	1,274,500
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	1,017	1,004,810
1.70%, 05/28/30 (Call 02/28/30)(a)	965	944,724
1.75%, 08/18/31 (Call 05/18/31)	715	696,154
2.55%, 05/28/40 (Call 11/28/39)	966	962,118
2.63%, 04/01/30 (Call 01/01/30)	1,166	1,222,064
2.70%, 05/28/50 (Call 11/28/49)	1,040	1,052,553
2.75%, 06/03/26(a)	465	493,544
2.95%, 03/15/24 (Call 02/15/24)	787	823,841
3.00%, 06/15/23	751	778,167
3.00%, 12/15/26	1,372	1,471,364
3.20%, 09/15/23 (Call 08/15/23)(a)	805	840,545
3.40%, 05/15/24	860	910,421
3.45%, 03/15/29 (Call 12/15/28)	236	260,300
3.60%, 09/15/28 (Call 06/15/28)(a)	1,123	1,252,146
3.90%, 03/15/39 (Call 09/15/38)	805	943,416
4.00%, 12/15/36	1,011	1,198,591
4.00%, 03/15/49 (Call 09/15/48)	974	1,202,239
4.10%, 09/15/38 (Call 03/15/38)	753	899,973
4.13%, 12/15/46	1,059	1,317,245
4.20%, 09/15/48 (Call 03/15/48)	778	985,680
4.30%, 06/15/43	586	726,609
4.40%, 05/15/44	986	1,243,910
5.60%, 09/15/40	443	624,132
7.20%, 03/15/39	1,177	1,906,519
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	441	459,153
3.63%, 06/19/28 (Call 03/19/28)	726	822,084
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	2,021	2,085,457
3.20%, 09/23/26 (Call 06/23/26)	2,411	2,550,562
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	2,265	2,201,700
3.03%, 07/09/40 (Call 01/09/40)	1,450	1,473,829
3.18%, 07/09/50 (Call 01/09/50)	1,595	1,631,011
3.38%, 07/09/60 (Call 01/09/60)(a)	966	1,020,944
4.40%, 11/26/23 (Call 10/26/23)	1,110	1,181,381
5.00%, 11/26/28 (Call 08/26/28)(a)	408	480,213
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	2,041	2,194,553
5.25%, 06/15/46 (Call 12/15/45)	491	601,273
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	868	866,267
2.30%, 06/22/27 (Call 04/22/27)	1,010	1,015,516
2.70%, 06/22/30 (Call 03/22/30)(a)	1,307	1,305,041
3.85%, 06/22/40 (Call 12/22/39)	1,130	1,203,551
4.00%, 06/22/50 (Call 12/22/49)	1,653	1,781,154
Wyeth LLC
5.95%, 04/01/37	1,490	2,114,229

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
6.00%, 02/15/36	$620	$873,232
6.45%, 02/01/24	469	524,932
6.50%, 02/01/34	685	981,631
7.25%, 03/01/23	241	261,039
Zeneca Wilmington Inc., 7.00%, 11/15/23	256	287,004
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	924	908,663
3.00%, 09/12/27 (Call 06/12/27)	336	351,169
3.00%, 05/15/50 (Call 11/15/49)(a)	865	892,920
3.25%, 02/01/23 (Call 11/01/22)	801	818,183
3.90%, 08/20/28 (Call 05/20/28)	528	588,199
3.95%, 09/12/47 (Call 03/12/47)	687	817,623
4.45%, 08/20/48 (Call 02/20/48)	487	626,559
4.50%, 11/13/25 (Call 08/13/25)	855	948,946
4.70%, 02/01/43 (Call 08/01/42)	336	428,573
		321,582,503
Pipelines — 3.5%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	310	339,853
4.60%, 11/02/47(b)	1,746	2,035,138
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	50	51,007
3.40%, 02/15/31 (Call 11/15/30)	480	497,615
4.45%, 07/15/27 (Call 04/15/27)	538	593,273
4.80%, 05/03/29 (Call 02/03/29)	495	560,058
4.95%, 12/15/24 (Call 09/15/24)	771	837,746
5.95%, 06/01/26 (Call 03/01/26)	506	584,918
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(a)(b)	440	461,706
3.30%, 01/15/35 (Call 09/15/34)(b)	730	769,744
3.40%, 01/15/38 (Call 07/15/37)(b)	240	250,340
3.70%, 01/15/39 (Call 07/15/38)(b)	840	920,897
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(b)	510	501,932
3.70%, 11/15/29 (Call 05/18/29)	921	983,301
5.13%, 06/30/27 (Call 01/01/27)	1,324	1,498,935
5.88%, 03/31/25 (Call 10/02/24)	1,186	1,321,224
7.00%, 06/30/24 (Call 01/01/24)	1,275	1,416,897
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	820	871,094
Colonial Pipeline Co., 4.25%, 04/15/48 (Call 10/15/47)(a)(b)	375	444,880
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	186	202,336
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	1,012	1,108,238
5.80%, 06/01/45 (Call 12/01/44)	490	667,375
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(b)	549	571,516
3.90%, 11/15/49 (Call 05/15/49)(b)	471	527,315
4.60%, 12/15/44 (Call 06/15/44)(b)	304	364,834
4.80%, 11/01/43 (Call 05/01/43)(b)	342	420,178
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32(a)	290	415,596
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	45	47,226
4.15%, 09/15/29 (Call 06/15/29)	658	708,593
4.40%, 03/15/27 (Call 12/15/26)	1,057	1,142,549
4.95%, 05/15/28 (Call 02/15/28)	672	748,776
5.00%, 05/15/44 (Call 11/15/43)	575	620,648
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	804	1,030,728
	Par
Security	(000)	Value

Pipelines (continued)
5.88%, 10/15/25 (Call 07/15/25)	$465	$531,899
7.38%, 10/15/45 (Call 04/15/45)	662	1,052,293
Series B, 7.50%, 04/15/38	115	170,440
Enbridge Inc.
0.55%, 10/04/23	100	99,275
1.60%, 10/04/26 (Call 09/04/26)	295	290,872
2.50%, 01/15/25 (Call 12/15/24)	579	596,207
2.50%, 08/01/33 (Call 05/01/33)	635	624,554
3.13%, 11/15/29 (Call 08/15/29)(a)	1,025	1,072,742
3.40%, 08/01/51 (Call 02/01/51)	655	671,014
3.50%, 06/10/24 (Call 03/10/24)	703	738,552
3.70%, 07/15/27 (Call 04/15/27)(a)	920	991,889
4.00%, 10/01/23 (Call 07/01/23)	966	1,011,526
4.00%, 11/15/49 (Call 05/15/49)	80	90,625
4.25%, 12/01/26 (Call 09/01/26)	474	520,009
4.50%, 06/10/44 (Call 12/10/43)	514	593,322
5.50%, 12/01/46 (Call 06/01/46)	347	472,125
5.50%, 07/15/77 (Call 07/15/27)(a)(c)	823	853,088
6.25%, 03/01/78 (Call 03/01/28)(a)(c)	515	567,599
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(c)	479	518,984
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(a)(c)	450	497,947
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	699	721,422
3.45%, 01/15/23 (Call 10/15/22)	475	484,682
3.60%, 02/01/23 (Call 11/01/22)	444	454,336
3.75%, 05/15/30 (Call 02/15/30)	1,026	1,080,089
3.90%, 07/15/26 (Call 04/15/26)(a)	589	633,344
4.00%, 10/01/27 (Call 07/01/27)	720	777,773
4.05%, 03/15/25 (Call 12/15/24)	871	923,713
4.20%, 04/15/27 (Call 01/15/27)	410	442,642
4.25%, 03/15/23 (Call 12/15/22)	114	117,708
4.25%, 04/01/24 (Call 01/01/24)	757	797,288
4.50%, 04/15/24 (Call 03/15/24)	525	559,089
4.75%, 01/15/26 (Call 10/15/25)	946	1,036,207
4.90%, 02/01/24 (Call 11/01/23)	231	245,285
4.90%, 03/15/35 (Call 09/15/34)	358	408,444
4.95%, 06/15/28 (Call 03/15/28)	910	1,028,781
4.95%, 01/15/43 (Call 07/15/42)	412	452,513
5.00%, 05/15/50 (Call 11/15/49)	1,665	1,913,221
5.15%, 02/01/43 (Call 08/01/42)	501	553,790
5.15%, 03/15/45 (Call 09/15/44)	517	589,797
5.25%, 04/15/29 (Call 01/15/29)	1,144	1,308,408
5.30%, 04/01/44 (Call 10/01/43)	675	775,897
5.30%, 04/15/47 (Call 10/15/46)	891	1,029,923
5.35%, 05/15/45 (Call 11/15/44)	761	883,483
5.40%, 10/01/47 (Call 04/01/47)(a)	1,071	1,274,903
5.50%, 06/01/27 (Call 03/01/27)	1,002	1,145,948
5.88%, 01/15/24 (Call 10/15/23)	1,214	1,308,367
5.95%, 12/01/25 (Call 09/01/25)	370	421,708
5.95%, 10/01/43 (Call 04/01/43)(a)	482	588,361
6.00%, 06/15/48 (Call 12/15/47)	500	627,613
6.05%, 06/01/41 (Call 12/01/40)(a)	457	560,282
6.10%, 02/15/42	455	561,286
6.13%, 12/15/45 (Call 06/15/45)	502	629,850
6.25%, 04/15/49 (Call 10/15/48)	1,285	1,668,282
6.50%, 02/01/42 (Call 08/01/41)	700	905,675
6.63%, 10/15/36	680	877,102
6.85%, 02/15/40	175	222,022
7.50%, 07/01/38	615	850,986
7.60%, 02/01/24 (Call 11/01/23)(a)	125	138,120

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
8.25%, 11/15/29 (Call 08/15/29)	$400	$528,585
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	278	337,386
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	518	542,811
Energy Transfer LP/Regency Energy Finance Corp.,
4.50%, 11/01/23 (Call 08/01/23)	610	642,044
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	653	676,140
3.13%, 07/31/29 (Call 04/30/29)	1,332	1,411,736
3.20%, 02/15/52 (Call 08/15/51)(a)	749	732,960
3.30%, 02/15/53 (Call 08/15/52)	375	374,176
3.35%, 03/15/23 (Call 12/15/22)	848	870,871
3.70%, 02/15/26 (Call 11/15/25)	755	812,133
3.70%, 01/31/51 (Call 07/31/50)	766	808,267
3.75%, 02/15/25 (Call 11/15/24)	1,305	1,392,611
3.90%, 02/15/24 (Call 11/15/23)	1,172	1,236,650
3.95%, 02/15/27 (Call 11/15/26)	620	677,346
3.95%, 01/31/60 (Call 07/31/59)	751	808,389
4.15%, 10/16/28 (Call 07/16/28)	967	1,089,784
4.20%, 01/31/50 (Call 07/31/49)	1,029	1,160,852
4.25%, 02/15/48 (Call 08/15/47)	1,082	1,224,065
4.45%, 02/15/43 (Call 08/15/42)	822	944,280
4.80%, 02/01/49 (Call 08/01/48)	1,003	1,228,502
4.85%, 08/15/42 (Call 02/15/42)	655	796,597
4.85%, 03/15/44 (Call 09/15/43)	1,131	1,369,245
4.90%, 05/15/46 (Call 11/15/45)	786	961,917
4.95%, 10/15/54 (Call 04/15/54)	342	429,469
5.10%, 02/15/45 (Call 08/15/44)	786	983,054
5.38%, 02/15/78 (Call 02/15/28),
(3 mo. LIBOR US + 2.570%)(a)(c)	709	720,688
5.70%, 02/15/42	502	664,024
5.95%, 02/01/41	635	858,349
6.13%, 10/15/39	527	724,572
6.45%, 09/01/40	405	568,872
7.55%, 04/15/38(a)	385	585,842
Series D, 6.88%, 03/01/33	502	688,857
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(c)	746	767,044
Series H, 6.65%, 10/15/34	405	554,510
Series J, 5.75%, 03/01/35	236	296,330
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(a)(b)	90	90,962
4.32%, 12/30/39 (Call 06/30/39)(b)	95	100,160
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	100	98,375
2.55%, 07/01/30 (Call 04/01/30)(b)	766	775,136
4.35%, 07/15/25 (Call 04/15/25)(b)	80	86,975
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	196	196,503
2.16%, 03/31/34(b)	1,670	1,623,034
GNL Quintero SA, 4.63%, 07/31/29(b)	377	397,661
Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	128	129,455
2.60%, 10/15/25 (Call 09/15/25)(b)	355	361,038
3.45%, 10/15/27 (Call 08/15/27)(b)	690	719,097
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	75	82,007
5.95%, 10/15/45 (Call 04/15/45)(b)	100	137,009
6.19%, 11/01/25(b)	25	29,026
KazTransGas JSC, 4.38%, 09/26/27(b)	200	217,995
	Par
Security	(000)	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	$431	$441,401
3.50%, 09/01/23 (Call 06/01/23)	352	364,776
4.15%, 02/01/24 (Call 11/01/23)	860	908,622
4.25%, 09/01/24 (Call 06/01/24)	859	918,221
4.30%, 05/01/24 (Call 02/01/24)	765	812,406
4.70%, 11/01/42 (Call 05/01/42)	517	583,386
5.00%, 08/15/42 (Call 02/15/42)	578	674,850
5.00%, 03/01/43 (Call 09/01/42)	690	806,543
5.40%, 09/01/44 (Call 03/01/44)	510	626,086
5.50%, 03/01/44 (Call 09/01/43)	678	835,686
5.63%, 09/01/41	189	237,865
5.80%, 03/15/35	345	433,108
6.38%, 03/01/41	525	704,130
6.50%, 02/01/37(a)	368	494,447
6.50%, 09/01/39	385	521,847
6.55%, 09/15/40	565	771,880
6.95%, 01/15/38	901	1,252,949
7.30%, 08/15/33(a)	373	516,599
7.40%, 03/15/31	229	307,752
7.50%, 11/15/40	321	477,217
7.75%, 03/15/32(a)	272	383,261
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	1,995	1,979,204
2.00%, 02/15/31 (Call 11/15/30)(a)	622	586,598
3.15%, 01/15/23 (Call 12/15/22)	441	451,291
3.25%, 08/01/50 (Call 02/01/50)	494	467,037
3.60%, 02/15/51 (Call 08/15/50)	626	629,076
4.30%, 06/01/25 (Call 03/01/25)	405	438,842
4.30%, 03/01/28 (Call 12/01/27)	1,202	1,334,423
5.05%, 02/15/46 (Call 08/15/45)	571	682,546
5.20%, 03/01/48 (Call 09/01/47)	726	903,537
5.30%, 12/01/34 (Call 06/01/34)	892	1,079,041
5.55%, 06/01/45 (Call 12/01/44)	883	1,118,392
5.63%, 11/15/23 (Call 08/15/23)(b)	909	975,733
7.75%, 01/15/32	616	869,323
7.80%, 08/01/31(a)	513	717,645
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	680	715,483
3.95%, 03/01/50 (Call 09/01/49)	635	683,799
4.20%, 12/01/42 (Call 06/01/42)(a)	136	145,490
4.20%, 03/15/45 (Call 09/15/44)	380	410,482
4.20%, 10/03/47 (Call 04/03/47)	152	168,546
4.25%, 09/15/46 (Call 03/15/46)(a)	430	483,040
4.85%, 02/01/49 (Call 08/01/48)(a)	435	530,434
5.00%, 03/01/26 (Call 12/01/25)	538	603,020
5.15%, 10/15/43 (Call 04/15/43)	601	738,551
6.40%, 05/01/37	30	40,056
Midwest Connector Capital Co. LLC
3.90%, 04/01/24 (Call 03/01/24)(b)	696	721,512
4.63%, 04/01/29 (Call 01/01/29)(a)(b)	710	761,808
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,276	1,262,871
2.65%, 08/15/30 (Call 05/15/30)	1,440	1,427,690
3.38%, 03/15/23 (Call 02/15/23)	552	566,782
4.00%, 02/15/25 (Call 11/15/24)	425	454,357
4.00%, 03/15/28 (Call 12/15/27)	1,127	1,224,892
4.13%, 03/01/27 (Call 12/01/26)	1,342	1,459,745
4.25%, 12/01/27 (Call 09/01/27)	687	756,112
4.50%, 07/15/23 (Call 04/15/23)	732	765,423

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
4.50%, 04/15/38 (Call 10/15/37)	$1,082	$1,200,779
4.70%, 04/15/48 (Call 10/15/47)(a)	1,148	1,323,767
4.80%, 02/15/29 (Call 11/15/28)	706	800,808
4.88%, 12/01/24 (Call 09/01/24)	1,145	1,244,768
4.88%, 06/01/25 (Call 03/01/25)	1,250	1,367,931
4.90%, 04/15/58 (Call 10/15/57)	398	465,520
5.20%, 03/01/47 (Call 09/01/46)	961	1,171,981
5.20%, 12/01/47 (Call 06/01/47)	556	680,604
5.50%, 02/15/49 (Call 08/15/48)	1,335	1,686,103
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	100	101,284
4.88%, 08/15/27 (Call 02/15/27)(b)	957	1,068,294
7.77%, 12/15/37(a)(b)	680	967,967
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)(b)	330	347,584
4.10%, 09/15/42 (Call 03/15/42)(b)	200	223,687
4.30%, 01/15/49 (Call 07/15/48)(b)	510	601,938
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	665	724,668
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	395	402,214
2.75%, 09/01/24 (Call 08/01/24)	748	772,793
3.10%, 03/15/30 (Call 12/15/29)(a)	505	519,320
3.40%, 09/01/29 (Call 06/01/29)	536	558,452
4.00%, 07/13/27 (Call 04/13/27)	680	736,091
4.35%, 03/15/29 (Call 12/15/28)	904	992,106
4.45%, 09/01/49 (Call 03/01/49)	435	483,967
4.50%, 03/15/50 (Call 09/15/49)	320	361,381
4.55%, 07/15/28 (Call 04/15/28)(a)	304	339,685
4.95%, 07/13/47 (Call 01/06/47)	569	665,434
5.20%, 07/15/48 (Call 01/15/48)	854	1,029,453
5.85%, 01/15/26 (Call 12/15/25)(a)	460	529,719
6.00%, 06/15/35	45	55,255
6.35%, 01/15/31 (Call 10/15/30)(a)	206	258,829
7.15%, 01/15/51 (Call 07/15/50)	308	452,652
7.50%, 09/01/23 (Call 06/01/23)	115	125,800
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	147	161,315
5.00%, 09/15/23 (Call 06/15/23)	756	800,977
6.13%, 02/01/41 (Call 08/01/40)	833	1,058,472
6.20%, 09/15/43 (Call 03/15/43)	468	607,723
6.65%, 10/01/36	274	365,271
6.85%, 10/15/37	140	189,730
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	590	606,360
3.15%, 12/15/29 (Call 09/15/29)	508	524,653
3.55%, 10/01/26 (Call 07/01/26)	589	628,859
3.75%, 03/01/28 (Call 12/01/27)	33	35,515
4.68%, 02/15/45 (Call 08/15/44)	415	490,644
4.90%, 10/01/46 (Call 04/01/46)(a)	499	613,413
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	182	230,290
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	390	397,355
3.55%, 12/15/29 (Call 09/15/29)	844	874,585
3.60%, 11/01/24 (Call 08/01/24)	445	468,537
3.80%, 09/15/30 (Call 06/15/30)(a)	695	729,056
3.85%, 10/15/23 (Call 07/15/23)	1,003	1,043,840
4.30%, 01/31/43 (Call 07/31/42)	495	500,871
4.50%, 12/15/26 (Call 09/15/26)	260	284,230
4.65%, 10/15/25 (Call 07/15/25)	931	1,016,073
4.70%, 06/15/44 (Call 12/15/43)	495	525,094
	Par
Security	(000)	Value

Pipelines (continued)
4.90%, 02/15/45 (Call 08/15/44)	$599	$664,168
5.15%, 06/01/42 (Call 12/01/41)(a)	465	515,498
6.65%, 01/15/37	430	558,949
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(a)(b)	365	410,844
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	294	355,479
4.83%, 05/01/48 (Call 11/01/47)(b)	529	655,722
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,276	1,400,011
4.50%, 05/15/30 (Call 11/15/29)	1,476	1,669,708
5.00%, 03/15/27 (Call 09/15/26)	773	870,168
5.63%, 04/15/23 (Call 01/15/23)	763	802,065
5.63%, 03/01/25 (Call 12/01/24)	1,545	1,722,695
5.75%, 05/15/24 (Call 02/15/24)(a)	2,055	2,244,526
5.88%, 06/30/26 (Call 12/31/25)	1,393	1,601,903
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(b)	498	609,094
8.00%, 03/01/32	215	301,771
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	628	664,280
3.50%, 03/15/25 (Call 12/15/24)	600	634,997
4.50%, 03/15/45 (Call 09/15/44)	554	641,841
4.75%, 03/15/24 (Call 12/15/23)	1,124	1,204,089
5.95%, 09/25/43 (Call 03/25/43)	561	770,217
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	184	201,805
4.38%, 03/13/25 (Call 12/13/24)	638	689,368
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)(b)	881	891,757
7.00%, 03/15/27	100	124,417
7.00%, 10/15/28	238	303,388
7.63%, 04/01/37	280	400,109
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	720	774,299
4.15%, 01/15/48 (Call 07/15/47)(a)(b)	230	266,023
7.00%, 07/15/32	419	572,271
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	190	188,562
2.50%, 10/12/31 (Call 07/12/31)	570	560,747
3.75%, 10/16/23 (Call 07/16/23)	1,291	1,347,307
4.10%, 04/15/30 (Call 01/15/30)	641	712,852
4.25%, 05/15/28 (Call 02/15/28)	1,120	1,251,474
4.63%, 03/01/34 (Call 12/01/33)	601	706,362
4.75%, 05/15/38 (Call 11/15/37)	385	458,876
4.88%, 01/15/26 (Call 10/15/25)	1,116	1,247,981
4.88%, 05/15/48 (Call 11/15/47)	647	820,950
5.00%, 10/16/43 (Call 04/16/43)	701	865,069
5.10%, 03/15/49 (Call 09/15/48)(a)	259	344,775
5.60%, 03/31/34	390	486,445
5.85%, 03/15/36	625	806,409
6.10%, 06/01/40	865	1,177,118
6.20%, 10/15/37	505	689,979
7.25%, 08/15/38	825	1,225,541
7.63%, 01/15/39	905	1,408,335
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27)(a)(c)	1,257	1,303,823
5.50%, 09/15/79 (Call 09/15/29)(a)(c)	913	967,780
5.63%, 05/20/75 (Call 05/20/25)(a)(c)	305	320,250
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	491	533,962

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	$921	$970,872
3.95%, 05/15/50 (Call 11/15/49)	270	305,437
4.00%, 03/15/28 (Call 12/15/27)	423	463,231
4.45%, 08/01/42 (Call 02/01/42)(a)	451	528,153
4.60%, 03/15/48 (Call 09/15/47)	666	813,206
5.40%, 08/15/41 (Call 02/15/41)	325	418,278
7.85%, 02/01/26 (Call 11/01/25)	905	1,110,376
Transportadora de Gas Internacional SA ESP, 5.55%,
11/01/28 (Call 08/01/28)(b)	190	207,575
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	549	606,106
4.50%, 03/15/28 (Call 12/15/27)	686	761,079
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	380	377,276
3.50%, 11/15/30 (Call 08/15/30)	842	893,234
3.70%, 01/15/23 (Call 10/15/22)	646	662,184
3.75%, 06/15/27 (Call 03/15/27)	1,007	1,089,830
3.90%, 01/15/25 (Call 10/15/24)(a)	917	980,072
4.00%, 09/15/25 (Call 06/15/25)	767	827,133
4.30%, 03/04/24 (Call 12/04/23)	1,540	1,634,894
4.50%, 11/15/23 (Call 08/15/23)	962	1,016,736
4.55%, 06/24/24 (Call 03/24/24)	307	329,863
4.85%, 03/01/48 (Call 09/01/47)	408	496,482
4.90%, 01/15/45 (Call 07/15/44)	590	706,451
5.10%, 09/15/45 (Call 03/15/45)	914	1,127,108
5.40%, 03/04/44 (Call 09/04/43)	527	658,543
5.75%, 06/24/44 (Call 12/24/43)	660	860,343
5.80%, 11/15/43 (Call 05/15/43)	505	665,392
6.30%, 04/15/40	432	585,512
7.75%, 06/15/31	142	194,756
8.75%, 03/15/32	608	910,826
Series A, 7.50%, 01/15/31	292	397,444
		232,177,120
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	894	905,336
4.40%, 05/27/26 (Call 02/27/26)(a)(b)	115	127,623
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	1,230	1,419,516
5.00%, 03/15/48 (Call 09/15/47)(a)(b)	25	33,282
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	100	139,887
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	694	751,351
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	615	811,621
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	555	717,681
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	948	1,050,028
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	568	624,671
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	707	756,440
		7,337,436
Real Estate — 0.1%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	309	332,717
7.38%, 03/01/33(a)	175	246,466
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	588	589,766
	Par
Security	(000)	Value

Real Estate (continued)
4.88%, 03/01/26 (Call 12/01/25)	$451	$506,967
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(b)	230	224,179
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	395	394,078
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	919	987,557
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29 (Call 10/24/28)(b)	25	27,825
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	500	502,520
3.88%, 03/20/27 (Call 12/20/26)(b)	125	136,931
4.13%, 02/01/29 (Call 11/01/28)(b)	785	882,847
Vonovia Finance BV, 5.00%, 10/02/23(b)	25	26,623
		4,858,476
Real Estate Investment Trusts — 3.5%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)(a)	215	212,415
2.60%, 06/15/33 (Call 03/15/33)	265	261,267
2.90%, 10/01/30 (Call 07/01/30)	40	41,001
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	886	834,032
2.00%, 05/18/32 (Call 02/18/32)	780	752,445
2.75%, 12/15/29 (Call 09/15/29)(a)	360	375,031
3.00%, 05/18/51 (Call 11/18/50)	1,002	1,012,811
3.38%, 08/15/31 (Call 05/15/31)	712	771,593
3.45%, 04/30/25 (Call 02/28/25)	589	629,882
3.80%, 04/15/26 (Call 02/15/26)	481	523,595
3.95%, 01/15/27 (Call 10/15/26)(a)	295	321,931
3.95%, 01/15/28 (Call 10/15/27)	220	244,851
4.00%, 02/01/50 (Call 08/01/49)	678	800,283
4.30%, 01/15/26 (Call 10/15/25)	250	276,150
4.50%, 07/30/29 (Call 04/30/29)	439	505,347
4.70%, 07/01/30 (Call 04/01/30)	371	435,310
4.85%, 04/15/49 (Call 10/15/48)	127	167,409
4.90%, 12/15/30 (Call 09/15/30)	332	400,309
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	255	261,361
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	100	99,105
2.85%, 02/01/30 (Call 11/01/29)	520	535,224
3.30%, 07/15/26 (Call 05/15/26)(a)	170	180,928
3.63%, 11/15/27 (Call 08/15/27)	486	524,484
3.75%, 04/15/23 (Call 01/15/23)	589	607,423
3.88%, 01/30/31 (Call 10/30/30)	277	307,467
4.13%, 07/01/24 (Call 04/01/24)	390	417,724
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	382	377,861
3.38%, 07/15/51 (Call 01/15/51)	675	697,047
4.25%, 02/15/28 (Call 11/15/27)	330	367,980
4.90%, 02/15/29 (Call 11/15/28)	402	469,569
American Tower Corp.
0.60%, 01/15/24	683	674,976
1.30%, 09/15/25 (Call 08/15/25)	424	418,072
1.45%, 09/15/26 (Call 08/15/26)	290	283,689
1.50%, 01/31/28 (Call 11/30/27)	475	452,334
1.60%, 04/15/26 (Call 03/15/26)	420	414,598
1.88%, 10/15/30 (Call 07/15/30)	804	757,891
2.10%, 06/15/30 (Call 03/15/30)	958	919,730
2.30%, 09/15/31 (Call 06/15/31)(a)	835	808,473
2.40%, 03/15/25 (Call 02/15/25)	911	933,238

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.70%, 04/15/31 (Call 01/15/31)(a)	$509	$511,383
2.75%, 01/15/27 (Call 11/15/26)(a)	708	731,716
2.90%, 01/15/30 (Call 10/15/29)	750	765,105
2.95%, 01/15/25 (Call 12/15/24)	701	729,352
2.95%, 01/15/51 (Call 07/15/50)	1,019	957,833
3.00%, 06/15/23	458	471,865
3.10%, 06/15/50 (Call 12/15/49)(a)	1,085	1,049,583
3.13%, 01/15/27 (Call 10/15/26)	412	431,395
3.38%, 05/15/24 (Call 04/15/24)	509	533,248
3.38%, 10/15/26 (Call 07/15/26)	888	942,065
3.50%, 01/31/23	636	654,599
3.55%, 07/15/27 (Call 04/15/27)	400	427,792
3.60%, 01/15/28 (Call 10/15/27)	667	716,732
3.70%, 10/15/49 (Call 04/15/49)	727	776,262
3.80%, 08/15/29 (Call 05/15/29)	1,296	1,406,408
3.95%, 03/15/29 (Call 12/15/28)	563	614,230
4.00%, 06/01/25 (Call 03/01/25)	510	548,089
4.40%, 02/15/26 (Call 11/15/25)	642	702,658
5.00%, 02/15/24	729	787,415
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	325	321,815
2.05%, 01/15/32 (Call 10/15/31)(a)	605	596,813
2.30%, 03/01/30 (Call 12/01/29)(a)	440	444,357
2.45%, 01/15/31 (Call 10/17/30)	625	641,250
2.85%, 03/15/23 (Call 12/15/22)	30	30,632
2.90%, 10/15/26 (Call 07/15/26)	400	423,166
2.95%, 05/11/26 (Call 02/11/26)	528	559,260
3.20%, 01/15/28 (Call 10/15/27)	116	125,346
3.30%, 06/01/29 (Call 03/01/29)	395	430,289
3.35%, 05/15/27 (Call 02/15/27)(a)	522	564,698
3.45%, 06/01/25 (Call 03/03/25)	350	372,896
3.50%, 11/15/24 (Call 08/15/24)	279	296,777
3.50%, 11/15/25 (Call 08/15/25)	25	26,843
3.90%, 10/15/46 (Call 04/15/46)	282	338,520
4.15%, 07/01/47 (Call 01/01/47)	284	350,467
4.20%, 12/15/23 (Call 09/16/23)	416	441,204
4.35%, 04/15/48 (Call 10/18/47)	207	268,271
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	530	511,201
2.55%, 04/01/32 (Call 01/01/32)	971	967,432
2.75%, 10/01/26 (Call 07/01/26)	436	453,948
2.90%, 03/15/30 (Call 12/15/29)	1,015	1,039,045
3.13%, 09/01/23 (Call 06/01/23)	237	244,876
3.20%, 01/15/25 (Call 10/15/24)	365	383,161
3.25%, 01/30/31 (Call 10/30/30)	907	947,670
3.40%, 06/21/29 (Call 03/21/29)	395	420,653
3.65%, 02/01/26 (Call 11/03/25)	1,419	1,525,875
3.80%, 02/01/24 (Call 11/01/23)	575	603,091
4.50%, 12/01/28 (Call 09/01/28)	799	908,787
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	375	404,542
4.10%, 10/01/24 (Call 07/01/24)	253	269,403
4.55%, 10/01/29 (Call 07/01/29)(a)	369	410,372
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	150	150,251
2.50%, 08/16/31 (Call 05/16/31)	615	598,802
3.65%, 06/15/24 (Call 04/15/24)	690	727,508
3.85%, 02/01/25 (Call 11/01/24)	364	387,514
3.90%, 03/15/27 (Call 12/15/26)	435	472,841
4.05%, 07/01/30 (Call 04/01/30)	683	750,403
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.13%, 06/15/26 (Call 03/15/26)	$135	$147,158
4.13%, 05/15/29 (Call 02/15/29)	280	311,691
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	345	338,072
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	775	814,458
3.15%, 07/01/29 (Call 04/01/29)	199	212,953
3.35%, 11/01/49 (Call 05/01/49)	340	381,489
4.10%, 10/15/28 (Call 07/15/28)	265	302,013
4.25%, 01/15/24 (Call 10/15/23)	273	288,234
4.88%, 06/15/23 (Call 03/15/23)	81	85,148
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%,
04/15/23	640	664,078
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)(a)	395	417,623
4.15%, 04/01/25 (Call 01/01/25)	185	198,216
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	765	740,430
2.25%, 03/15/26 (Call 02/15/26)	115	116,375
2.75%, 04/15/31 (Call 01/15/31)(a)	45	45,121
2.90%, 12/01/33 (Call 09/01/33)	200	196,982
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,086	1,048,387
1.35%, 07/15/25 (Call 06/15/25)	149	147,491
2.10%, 04/01/31 (Call 01/01/31)	742	708,395
2.25%, 01/15/31 (Call 10/15/30)	773	747,341
2.50%, 07/15/31 (Call 04/15/31)	625	617,024
2.90%, 04/01/41 (Call 10/01/40)	1,055	1,017,051
3.10%, 11/15/29 (Call 08/15/29)(a)	523	543,551
3.15%, 07/15/23 (Call 06/15/23)	465	480,842
3.20%, 09/01/24 (Call 07/01/24)	902	944,429
3.25%, 01/15/51 (Call 07/15/50)	847	845,223
3.30%, 07/01/30 (Call 04/01/30)	743	780,257
3.65%, 09/01/27 (Call 06/01/27)	656	705,357
3.70%, 06/15/26 (Call 03/15/26)	623	669,199
3.80%, 02/15/28 (Call 11/15/27)	850	924,828
4.00%, 03/01/27 (Call 12/01/26)	451	492,068
4.00%, 11/15/49 (Call 05/15/49)	185	204,921
4.15%, 07/01/50 (Call 01/01/50)	411	468,939
4.30%, 02/15/29 (Call 11/15/28)	620	690,008
4.45%, 02/15/26 (Call 11/15/25)	966	1,061,024
4.75%, 05/15/47 (Call 11/15/46)(a)	524	649,754
5.20%, 02/15/49 (Call 08/15/48)(a)	508	664,313
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	235	229,037
2.25%, 12/15/28 (Call 10/15/28)	545	547,011
2.50%, 02/15/32 (Call 11/15/31)	620	615,952
3.00%, 02/15/30 (Call 11/15/29)	344	362,001
3.13%, 09/01/26 (Call 06/01/26)(a)	127	134,080
4.00%, 11/15/25 (Call 08/15/25)	368	398,561
4.38%, 02/15/29 (Call 11/15/28)	330	376,098
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)(a)	499	489,469
2.90%, 11/15/24 (Call 10/15/24)	789	818,335
3.45%, 11/15/29 (Call 08/15/29)(a)	739	788,313
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	1,006	1,098,804
3.70%, 08/15/27 (Call 05/15/27)(a)	967	1,053,910
4.45%, 07/15/28 (Call 04/15/28)(a)	435	494,188
4.75%, 10/01/25 (Call 07/01/25)(a)	534	594,838

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	$466	$446,756
1.75%, 02/01/31 (Call 11/01/30)(a)	520	495,221
2.25%, 01/15/32 (Call 10/15/31)	515	504,317
2.88%, 11/15/29 (Call 08/15/29)	298	312,606
3.05%, 03/01/50 (Call 09/01/49)	407	412,489
3.25%, 06/30/26 (Call 03/30/26)	25	26,727
3.38%, 12/15/27 (Call 09/15/27)	314	338,617
3.75%, 12/01/24 (Call 09/01/24)	433	461,849
4.00%, 09/15/28 (Call 06/15/28)	369	412,476
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	400	409,598
4.50%, 04/01/25 (Call 01/01/25)	200	213,857
4.50%, 06/01/27 (Call 03/01/27)	300	320,427
4.75%, 12/15/26 (Call 09/15/26)	300	323,726
4.95%, 04/15/28 (Call 01/15/28)	300	328,381
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	780	757,031
1.25%, 07/15/25 (Call 06/15/25)	468	459,168
1.45%, 05/15/26 (Call 04/15/26)	525	512,553
1.55%, 03/15/28 (Call 01/15/28)	296	285,293
1.80%, 07/15/27 (Call 05/15/27)	770	752,675
2.00%, 05/15/28 (Call 03/15/28)	575	565,595
2.15%, 07/15/30 (Call 04/15/30)	1,100	1,066,152
2.50%, 05/15/31 (Call 02/15/31)	831	822,510
2.63%, 11/18/24 (Call 10/18/24)	799	823,792
2.90%, 11/18/26 (Call 09/18/26)	517	536,420
2.95%, 09/15/51 (Call 03/15/51)	552	529,212
3.00%, 07/15/50 (Call 01/15/50)	569	542,910
3.20%, 11/18/29 (Call 08/18/29)	989	1,035,193
3.40%, 02/15/52 (Call 08/15/51)(a)	465	478,841
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	160	155,008
2.50%, 02/15/30 (Call 11/15/29)(a)	715	733,163
2.85%, 11/01/26 (Call 08/01/26)	450	474,118
3.00%, 04/15/23 (Call 01/15/23)	120	123,158
3.00%, 07/01/29 (Call 04/01/29)	120	127,669
3.25%, 08/01/27 (Call 05/01/27)	195	209,125
3.50%, 03/01/28 (Call 12/01/27)	477	520,040
4.00%, 08/01/47 (Call 02/01/47)(a)	120	146,017
4.15%, 12/01/28 (Call 09/01/28)	573	648,264
4.50%, 07/01/44 (Call 01/01/44)	644	817,281
4.50%, 06/01/45 (Call 12/01/44)(a)	145	186,114
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(a)	460	431,272
1.70%, 03/01/28 (Call 01/01/28)(a)	175	170,838
2.55%, 06/15/31 (Call 03/15/31)(a)	100	100,866
2.65%, 03/15/32 (Call 12/15/31)	783	789,773
2.65%, 09/01/50 (Call 03/01/50)	255	235,897
3.00%, 01/15/30 (Call 10/15/29)(a)	307	322,892
3.25%, 05/01/23 (Call 02/01/23)	155	159,433
3.38%, 04/15/26 (Call 01/15/26)	353	376,312
3.50%, 04/01/25 (Call 01/01/25)(a)	700	742,717
3.63%, 05/01/27 (Call 02/01/27)(a)	391	425,285
3.88%, 05/01/24 (Call 02/01/24)	525	555,224
4.00%, 03/01/29 (Call 12/01/28)	436	487,300
4.50%, 03/15/48 (Call 09/15/47)	200	249,473
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	460	446,801
2.55%, 06/01/31 (Call 03/01/31)	730	725,175
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	$442	$435,364
2.75%, 06/01/23 (Call 03/01/23)(a)	150	153,627
3.20%, 06/15/29 (Call 03/15/29)(a)	560	594,765
3.25%, 07/15/27 (Call 04/15/27)	85	90,348
3.50%, 06/01/30 (Call 03/01/30)(a)	394	423,789
3.63%, 08/01/46 (Call 02/01/46)(a)	384	415,068
3.95%, 01/15/24 (Call 10/15/23)	305	321,472
4.50%, 12/01/44 (Call 06/01/44)	382	461,239
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	505	524,498
4.00%, 01/15/30 (Call 10/15/29)	740	779,832
4.00%, 01/15/31 (Call 10/15/30)	608	644,261
5.25%, 06/01/25 (Call 03/01/25)	209	229,959
5.30%, 01/15/29 (Call 10/15/28)	990	1,129,857
5.38%, 11/01/23 (Call 08/01/23)	491	522,311
5.38%, 04/15/26 (Call 01/15/26)	639	708,868
5.75%, 06/01/28 (Call 03/03/28)	535	618,080
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37
(Call 04/15/37)(b)	10	11,766
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)	125	135,307
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)(a)	125	120,757
2.40%, 03/15/30 (Call 12/15/29)(a)	240	239,512
3.63%, 01/15/28 (Call 10/15/27)	350	382,579
3.88%, 05/01/25 (Call 02/01/25)	425	454,007
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	712	671,806
3.10%, 02/15/30 (Call 11/15/29)	762	790,935
3.50%, 08/01/26 (Call 05/01/26)	355	381,173
3.75%, 07/01/27 (Call 04/01/27)(a)	365	397,958
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	423	412,588
2.13%, 12/01/28 (Call 10/01/28)	635	634,326
2.88%, 01/15/31 (Call 10/15/30)	313	324,867
3.00%, 01/15/30 (Call 10/15/29)	666	700,287
3.25%, 07/15/26 (Call 05/15/26)	280	299,119
3.40%, 02/01/25 (Call 11/01/24)	38	40,197
3.50%, 07/15/29 (Call 04/15/29)	210	228,758
4.00%, 06/01/25 (Call 03/01/25)	492	532,310
6.75%, 02/01/41 (Call 08/01/40)	592	897,402
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	240	239,771
3.05%, 02/15/30 (Call 11/15/29)	501	512,268
4.13%, 03/15/28 (Call 12/15/27)	322	358,010
4.20%, 04/15/29 (Call 01/15/29)	379	419,717
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	298	313,056
Series D, 3.75%, 10/15/23 (Call 12/08/21)	515	539,757
Series E, 4.00%, 06/15/25 (Call 03/15/25)	395	419,022
Series F, 4.50%, 02/01/26 (Call 11/01/25)	275	297,553
Series H, 3.38%, 12/15/29 (Call 09/15/29)	661	677,860
Series I, 3.50%, 09/15/30 (Call 06/15/30)	70	71,692
Series J, 2.90%, 12/15/31 (Call 09/15/31)	200	193,965
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	615	643,624
3.95%, 11/01/27 (Call 08/01/27)	435	469,216
4.65%, 04/01/29 (Call 01/01/29)(a)	419	477,485

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	$140	$132,743
2.30%, 11/15/28 (Call 09/15/28)	140	138,889
2.70%, 01/15/34 (Call 10/15/33)	200	197,567
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	403	396,744
2.65%, 11/15/33 (Call 08/15/33)	400	390,483
3.05%, 02/15/30 (Call 11/15/29)	327	339,209
3.45%, 12/15/24 (Call 09/15/24)	435	455,011
4.25%, 08/15/29 (Call 05/15/29)(a)	165	183,774
4.38%, 10/01/25 (Call 07/01/25)	275	300,869
4.75%, 12/15/28 (Call 09/15/28)	475	546,426
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	378	373,313
2.25%, 12/01/31 (Call 09/01/31)(a)	320	311,189
2.70%, 03/01/24 (Call 01/01/24)	540	555,647
2.70%, 10/01/30 (Call 07/01/30)	472	484,735
2.80%, 10/01/26 (Call 07/01/26)	357	374,858
3.25%, 08/15/26 (Call 05/15/26)	65	68,707
3.30%, 02/01/25 (Call 12/01/24)	754	796,817
3.50%, 04/15/23 (Call 01/15/23)	100	102,951
3.70%, 10/01/49 (Call 04/01/49)	566	618,986
3.80%, 04/01/27 (Call 01/01/27)(a)	575	626,506
4.13%, 12/01/46 (Call 06/01/46)(a)	331	383,067
4.25%, 04/01/45 (Call 10/01/44)	169	199,121
4.45%, 09/01/47 (Call 03/01/47)	190	232,086
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	25	26,789
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	205	215,422
4.75%, 09/15/30 (Call 06/15/30)	380	421,013
Lexington Realty Trust
2.38%, 10/01/31 (Call 07/01/31)	575	552,141
2.70%, 09/15/30 (Call 06/15/30)	435	437,599
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)(a)	229	226,245
2.40%, 10/15/31 (Call 07/15/31)	130	127,574
3.88%, 12/15/27 (Call 09/15/27)	433	479,733
4.00%, 06/15/29 (Call 03/15/29)	597	657,170
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	730	785,164
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)(a)	200	194,414
1.70%, 02/15/31 (Call 11/15/30)	507	480,232
2.75%, 03/15/30 (Call 12/15/29)	380	391,307
2.88%, 09/15/51 (Call 03/15/51)	260	258,675
3.60%, 06/01/27 (Call 03/01/27)	250	271,216
3.75%, 06/15/24 (Call 03/15/24)	151	159,978
3.95%, 03/15/29 (Call 12/15/28)	206	231,334
4.00%, 11/15/25 (Call 08/15/25)	25	27,257
4.20%, 06/15/28 (Call 03/15/28)	545	615,373
4.30%, 10/15/23 (Call 07/15/23)	385	405,116
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	380	367,554
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	294	297,006
3.00%, 04/15/52 (Call 10/15/51)	40	38,951
3.10%, 04/15/50 (Call 10/15/49)	268	267,274
3.50%, 10/15/27 (Call 07/15/27)	35	37,569
3.50%, 04/15/51 (Call 10/15/50)	275	294,466
3.60%, 12/15/26 (Call 09/15/26)	161	172,939
3.90%, 06/15/24 (Call 03/15/24)	200	212,729
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/25 (Call 08/15/25)	$357	$389,400
4.30%, 10/15/28 (Call 07/15/28)	557	629,756
4.80%, 10/15/48 (Call 04/15/48)	345	443,214
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)(a)	1,020	992,176
2.65%, 06/15/26 (Call 05/15/26)	290	288,916
3.45%, 10/15/31 (Call 07/15/31)	225	219,125
4.25%, 05/15/24 (Call 02/15/24)	384	402,201
4.50%, 02/01/25 (Call 11/01/24)	589	623,634
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)(a)	410	398,905
3.38%, 02/01/31 (Call 11/01/30)	319	321,222
3.63%, 10/01/29 (Call 07/01/29)	908	949,931
4.38%, 08/01/23 (Call 06/01/23)	474	496,515
4.50%, 01/15/25 (Call 10/15/24)	440	472,552
4.50%, 04/01/27 (Call 01/01/27)	175	192,409
4.75%, 01/15/28 (Call 10/15/27)	445	493,313
4.95%, 04/01/24 (Call 01/01/24)	125	134,181
5.25%, 01/15/26 (Call 10/15/25)	778	868,995
Phillips Edison Grocery Center Operating Partnership I LP,
2.63%, 11/15/31 (Call 08/15/31)	415	407,398
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	315	314,620
3.95%, 01/15/28 (Call 10/15/27)	400	441,293
4.30%, 03/15/27 (Call 12/15/26)(a)	438	488,748
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	335	330,496
3.15%, 08/15/30 (Call 05/15/30)	36	37,118
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	508	472,643
1.63%, 03/15/31 (Call 12/15/30)(a)	352	336,717
2.13%, 04/15/27 (Call 02/15/27)	471	481,061
2.13%, 10/15/50 (Call 04/15/50)	376	329,623
2.25%, 04/15/30 (Call 01/15/30)	841	850,058
3.00%, 04/15/50 (Call 10/15/49)(a)	569	592,459
3.25%, 10/01/26 (Call 07/01/26)	538	578,570
3.88%, 09/15/28 (Call 06/15/28)	65	73,567
4.38%, 02/01/29 (Call 11/01/28)	369	428,042
4.38%, 09/15/48 (Call 03/15/48)	365	475,765
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	801	781,973
1.50%, 11/09/26 (Call 10/09/26)	375	373,656
1.85%, 05/01/28 (Call 03/01/28)	530	528,698
1.95%, 11/09/28 (Call 09/09/28)	365	362,923
2.25%, 11/09/31 (Call 08/09/31)	250	248,865
2.30%, 05/01/31 (Call 02/01/31)	710	715,224
3.09%, 09/15/27 (Call 06/15/27)	789	845,704
3.39%, 05/01/29 (Call 02/01/29)	535	587,651
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	305	303,715
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(a)	365	352,585
1.80%, 03/15/33 (Call 12/15/32)	435	411,531
2.20%, 06/15/28 (Call 04/15/28)	537	541,930
2.85%, 12/15/32 (Call 09/15/32)	722	753,155
3.00%, 01/15/27 (Call 10/15/26)	201	212,938
3.10%, 12/15/29 (Call 09/15/29)	575	617,784
3.25%, 06/15/29 (Call 03/15/29)(a)	466	507,268
3.25%, 01/15/31 (Call 10/15/30)	885	951,003
3.40%, 01/15/28 (Call 11/15/27)	558	599,860
3.65%, 01/15/28 (Call 10/15/27)	497	546,226

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.88%, 07/15/24 (Call 04/15/24)	$513	$546,807
3.88%, 04/15/25 (Call 02/15/25)	378	409,656
3.95%, 08/15/27 (Call 05/15/27)	596	665,712
4.13%, 10/15/26 (Call 07/15/26)	486	541,967
4.60%, 02/06/24 (Call 11/06/23)	310	331,058
4.63%, 11/01/25 (Call 09/01/25)	846	941,265
4.65%, 08/01/23 (Call 05/01/23)	597	630,380
4.65%, 03/15/47 (Call 09/15/46)	571	748,635
4.88%, 06/01/26 (Call 03/01/26)	450	508,376
5.88%, 03/15/35	160	211,562
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	571	593,295
3.60%, 02/01/27 (Call 11/01/26)	483	522,011
3.70%, 06/15/30 (Call 03/15/30)	428	467,778
3.90%, 11/01/25 (Call 08/01/25)	420	449,856
4.13%, 03/15/28 (Call 12/15/27)	121	134,847
4.40%, 02/01/47 (Call 08/01/46)	148	178,290
4.65%, 03/15/49 (Call 09/15/48)	415	523,176
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)	150	158,353
5.00%, 12/15/23 (Call 09/15/23)	150	159,464
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	565	538,850
2.15%, 09/01/31 (Call 06/01/31)	250	239,005
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	305	299,263
3.90%, 10/15/29 (Call 07/15/29)	362	381,750
5.13%, 08/15/26 (Call 05/15/26)	681	753,629
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	555	551,732
2.85%, 01/15/32 (Call 08/15/31)	25	24,458
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(a)(b)	645	681,849
3.50%, 02/12/25 (Call 11/14/24)(a)(b)	577	611,187
3.63%, 01/28/26 (Call 12/28/25)(a)(b)	681	731,427
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	1,025	1,182,665
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(b)(c)	993	1,037,586
5.13%, 09/24/80 (Call 06/24/30)(b)(c)	275	293,219
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	805	788,274
1.75%, 02/01/28 (Call 11/01/27)	600	587,897
2.00%, 09/13/24 (Call 06/13/24)	847	864,515
2.20%, 02/01/31 (Call 11/01/30)(a)	745	731,452
2.25%, 01/15/32 (Call 10/15/31)	200	194,585
2.45%, 09/13/29 (Call 06/13/29)(a)	199	201,888
2.65%, 07/15/30 (Call 04/15/30)(a)	284	289,870
2.75%, 06/01/23 (Call 03/01/23)	582	596,339
3.25%, 11/30/26 (Call 08/30/26)	619	663,005
3.25%, 09/13/49 (Call 03/13/49)(a)	867	899,403
3.30%, 01/15/26 (Call 10/15/25)	200	213,756
3.38%, 10/01/24 (Call 07/01/24)(a)	794	839,731
3.38%, 06/15/27 (Call 03/15/27)(a)	689	742,144
3.38%, 12/01/27 (Call 09/01/27)(a)	687	738,324
3.50%, 09/01/25 (Call 06/01/25)	1,025	1,096,742
3.75%, 02/01/24 (Call 11/01/23)(a)	647	680,792
3.80%, 07/15/50 (Call 01/15/50)	767	863,693
4.25%, 10/01/44 (Call 04/01/44)(a)	366	433,013
4.25%, 11/30/46 (Call 05/30/46)	360	430,385
4.75%, 03/15/42 (Call 09/15/41)(a)	318	397,983
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
6.75%, 02/01/40 (Call 11/01/39)	$524	$782,191
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	583	613,067
4.25%, 02/01/26 (Call 11/01/25)	213	227,899
4.70%, 06/01/27 (Call 03/01/27)	522	581,852
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	160	163,798
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	465	455,960
2.70%, 02/15/32 (Call 11/15/31)(a)	466	464,715
3.20%, 01/15/27 (Call 11/15/26)	190	199,435
3.20%, 02/15/31 (Call 11/15/30)(a)	300	309,017
3.40%, 01/15/30 (Call 10/15/29)	421	440,781
4.00%, 07/15/29 (Call 04/15/29)	421	465,027
4.45%, 09/15/26 (Call 06/15/26)	307	340,037
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	215	211,822
2.75%, 11/18/30 (Call 08/18/30)(a)	185	185,989
4.50%, 03/15/28 (Call 12/15/27)	245	271,972
4.63%, 03/15/29 (Call 12/15/28)	506	571,811
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	350	349,297
2.70%, 07/15/31 (Call 04/15/31)	930	931,448
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)(a)	415	398,009
3.13%, 09/01/26 (Call 06/01/26)	66	68,577
3.88%, 07/15/27 (Call 04/15/27)(a)	245	263,279
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(b)	320	340,403
6.39%, 01/15/50 (Call 07/15/49)(b)	600	691,800
6.95%, 01/30/44 (Call 07/30/43)(a)(b)	710	860,882
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	358	333,604
2.10%, 08/01/32 (Call 05/01/32)	265	252,885
2.10%, 06/15/33 (Call 03/15/33)(a)	455	432,785
2.95%, 09/01/26 (Call 06/01/26)	242	253,350
3.00%, 08/15/31 (Call 05/15/31)	343	357,413
3.10%, 11/01/34 (Call 08/01/34)(a)	408	426,085
3.20%, 01/15/30 (Call 10/15/29)	702	747,912
3.50%, 07/01/27 (Call 04/01/27)	125	133,868
3.50%, 01/15/28 (Call 10/15/27)	319	345,341
4.40%, 01/26/29 (Call 10/26/28)	490	553,064
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	640	632,278
2.65%, 01/15/25 (Call 12/15/24)(a)	325	337,115
3.00%, 01/15/30 (Call 10/15/29)	731	755,726
3.25%, 10/15/26 (Call 07/15/26)(a)	656	699,974
3.50%, 04/15/24 (Call 03/15/24)	393	413,595
3.50%, 02/01/25 (Call 11/01/24)	208	220,292
3.75%, 05/01/24 (Call 02/01/24)	282	296,719
3.85%, 04/01/27 (Call 01/01/27)(a)	570	621,581
4.00%, 03/01/28 (Call 12/01/27)	380	419,406
4.13%, 01/15/26 (Call 10/15/25)	495	541,842
4.38%, 02/01/45 (Call 08/01/44)(a)	280	330,028
4.40%, 01/15/29 (Call 10/15/28)	723	815,219
4.75%, 11/15/30 (Call 08/15/30)(a)	341	399,490
4.88%, 04/15/49 (Call 10/15/48)	239	305,385
5.70%, 09/30/43 (Call 03/30/43)	206	277,330
Vornado Realty LP
3.40%, 06/01/31 (Call 03/01/31)	35	36,081
3.50%, 01/15/25 (Call 11/15/24)	87	91,235

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	$370	$380,825
3.50%, 06/15/29 (Call 03/15/29)(b)	630	652,691
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	231	249,898
4.63%, 09/20/48 (Call 03/20/48)(a)(b)	437	482,844
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(a)(b)	559	588,852
4.75%, 09/17/44 (Call 03/17/44)(a)(b)	575	634,042
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	555	546,421
2.70%, 02/15/27 (Call 12/15/26)	718	746,539
2.75%, 01/15/31 (Call 10/15/30)(a)	458	471,075
2.75%, 01/15/32 (Call 10/15/31)	500	504,350
2.80%, 06/01/31 (Call 03/01/31)	710	726,266
3.10%, 01/15/30 (Call 10/15/29)	614	645,085
3.63%, 03/15/24 (Call 02/15/24)	380	400,297
4.00%, 06/01/25 (Call 03/01/25)	868	935,534
4.13%, 03/15/29 (Call 12/15/28)	464	517,159
4.25%, 04/01/26 (Call 01/01/26)	632	695,837
4.25%, 04/15/28 (Call 01/15/28)	547	614,213
4.50%, 01/15/24 (Call 10/15/23)	553	587,782
4.95%, 09/01/48 (Call 03/01/48)	565	743,525
5.13%, 03/15/43 (Call 09/15/42)	380	477,523
6.50%, 03/15/41 (Call 09/15/40)	250	366,390
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	707	793,063
4.00%, 04/15/30 (Call 01/15/30)	477	535,000
6.88%, 12/15/33	380	529,298
7.38%, 03/15/32	1,101	1,572,515
8.50%, 01/15/25	255	309,700
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	814	778,380
2.40%, 02/01/31 (Call 11/01/30)	180	178,126
2.45%, 02/01/32 (Call 11/01/31)	175	173,235
3.85%, 07/15/29 (Call 04/15/29)	405	449,251
4.00%, 02/01/25 (Call 11/01/24)(a)	580	621,251
4.25%, 10/01/26 (Call 07/01/26)(a)	386	425,705
4.60%, 04/01/24 (Call 01/01/24)	760	811,125
		235,513,797
Retail — 2.2%
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/10/22)(b)	840	837,421
0.80%, 02/10/24 (Call 02/10/22)(b)	1,799	1,779,686
0.95%, 02/10/26 (Call 01/10/26)(b)	1,630	1,572,488
1.30%, 02/10/28 (Call 12/10/27)(b)	1,400	1,332,298
1.80%, 02/10/31 (Call 11/10/30)(b)	565	536,579
2.50%, 02/10/41 (Call 08/10/40)(a)(b)	680	630,699
2.80%, 02/10/51 (Call 08/02/50)(b)	1,076	1,007,158
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	915	890,009
3.90%, 04/15/30 (Call 01/15/30)	528	579,338
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	849	884,593
3.44%, 05/13/41 (Call 11/13/40)(b)	575	596,100
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	698	750,598
3.63%, 05/13/51 (Call 11/13/50)(a)(b)	435	465,937
3.80%, 01/25/50 (Call 07/25/49)(b)	453	494,311
4.50%, 07/26/47 (Call 01/26/47)(b)	145	175,472
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(a)	170	165,914
	Par
Security	(000)	Value

Retail (continued)
2.40%, 08/01/31 (Call 05/01/31)	$435	$421,647
3.50%, 11/15/24 (Call 09/15/24)	875	922,146
3.80%, 11/15/27 (Call 08/15/27)	560	600,791
4.50%, 10/01/25 (Call 07/01/25)	295	322,190
4.75%, 06/01/30 (Call 03/01/30)	575	665,139
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	1,105	1,037,040
2.88%, 01/15/23 (Call 10/15/22)	285	290,225
3.13%, 07/15/23 (Call 04/15/23)	314	323,950
3.13%, 04/18/24 (Call 03/18/24)	531	554,238
3.13%, 04/21/26 (Call 01/21/26)(a)	635	672,598
3.25%, 04/15/25 (Call 01/15/25)	596	628,643
3.63%, 04/15/25 (Call 03/15/25)(a)	220	234,658
3.75%, 06/01/27 (Call 03/01/27)(a)	778	854,622
3.75%, 04/18/29 (Call 01/18/29)	500	549,520
4.00%, 04/15/30 (Call 01/15/30)	150	167,714
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	762	731,676
4.45%, 10/01/28 (Call 07/01/28)(a)	620	705,088
CK Hutchison International 20 Ltd., 3.38%, 05/08/50
(Call 11/08/49)(b)	200	222,387
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,231	1,214,261
1.60%, 04/20/30 (Call 01/20/30)	1,019	992,219
1.75%, 04/20/32 (Call 01/20/32)	1,482	1,446,317
2.75%, 05/18/24 (Call 03/18/24)	974	1,014,530
3.00%, 05/18/27 (Call 02/18/27)(a)	836	902,046
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(a)	950	1,028,094
4.55%, 02/15/48 (Call 08/15/47)	389	460,384
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	824	846,124
3.50%, 04/03/30 (Call 01/03/30)	915	995,603
3.88%, 04/15/27 (Call 01/15/27)	932	1,025,315
4.13%, 05/01/28 (Call 02/01/28)	101	113,393
4.13%, 04/03/50 (Call 10/03/49)	482	567,244
4.15%, 11/01/25 (Call 08/01/25)	965	1,055,349
Dollar Tree Inc.
0.00%, 12/01/51 (Call 06/01/51)(f)	500	504,486
2.65%, 12/01/31 (Call 09/01/31)	800	799,150
3.70%, 05/15/23 (Call 12/01/21)	816	847,596
4.00%, 05/15/25 (Call 03/15/25)	1,140	1,228,364
4.20%, 05/15/28 (Call 02/15/28)	1,520	1,701,173
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(b)	350	347,060
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	735	685,965
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	555	530,458
1.38%, 03/15/31 (Call 12/15/30)(a)	985	928,104
1.50%, 09/15/28 (Call 07/15/28)(a)	460	451,557
1.88%, 09/15/31 (Call 06/15/31)	460	450,855
2.13%, 09/15/26 (Call 06/15/26)	1,166	1,203,125
2.38%, 03/15/51 (Call 09/15/50)(a)	1,115	1,036,755
2.50%, 04/15/27 (Call 02/15/27)(a)	930	973,045
2.70%, 04/01/23 (Call 01/01/23)	639	653,904
2.70%, 04/15/30 (Call 01/15/30)	413	433,036
2.75%, 09/15/51 (Call 03/15/51)	200	201,360
2.80%, 09/14/27 (Call 06/14/27)	730	773,646
2.95%, 06/15/29 (Call 03/15/29)	1,467	1,564,185
3.00%, 04/01/26 (Call 01/01/26)	1,245	1,325,671
3.13%, 12/15/49 (Call 06/15/49)	1,013	1,083,034

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
3.30%, 04/15/40 (Call 10/15/39)	$1,291	$1,397,053
3.35%, 09/15/25 (Call 06/15/25)	679	728,218
3.35%, 04/15/50 (Call 10/15/49)	1,052	1,168,979
3.50%, 09/15/56 (Call 03/15/56)	565	645,857
3.75%, 02/15/24 (Call 11/15/23)	1,143	1,207,221
3.90%, 12/06/28 (Call 09/06/28)	820	927,715
3.90%, 06/15/47 (Call 12/15/46)	952	1,137,984
4.20%, 04/01/43 (Call 10/01/42)	853	1,034,613
4.25%, 04/01/46 (Call 10/01/45)	1,184	1,475,251
4.40%, 03/15/45 (Call 09/15/44)	735	927,955
4.50%, 12/06/48 (Call 06/06/48)	1,220	1,594,741
4.88%, 02/15/44 (Call 08/15/43)	849	1,129,510
5.40%, 09/15/40 (Call 03/15/40)	690	947,034
5.88%, 12/16/36	1,630	2,312,782
5.95%, 04/01/41 (Call 10/01/40)	876	1,272,075
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)(a)	323	389,496
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	995	952,317
1.70%, 09/15/28 (Call 07/15/28)	330	322,199
1.70%, 10/15/30 (Call 07/15/30)(a)	1,539	1,462,694
2.50%, 04/15/26 (Call 01/15/26)	589	612,013
2.63%, 04/01/31 (Call 01/01/31)	790	807,728
2.80%, 09/15/41 (Call 03/15/41)	205	200,543
3.00%, 10/15/50 (Call 04/15/50)	1,572	1,580,053
3.10%, 05/03/27 (Call 02/03/27)	1,170	1,246,189
3.13%, 09/15/24 (Call 06/15/24)	779	821,380
3.38%, 09/15/25 (Call 06/15/25)(a)	828	885,477
3.50%, 04/01/51 (Call 10/01/50)	575	629,693
3.65%, 04/05/29 (Call 01/05/29)(a)	1,117	1,227,879
3.70%, 04/15/46 (Call 10/15/45)	786	874,367
3.88%, 09/15/23 (Call 06/15/23)	508	531,993
4.00%, 04/15/25 (Call 03/15/25)	799	865,810
4.05%, 05/03/47 (Call 11/03/46)	1,321	1,549,259
4.38%, 09/15/45 (Call 03/15/45)	677	818,817
4.50%, 04/15/30 (Call 01/15/30)	952	1,104,731
4.55%, 04/05/49 (Call 10/05/48)	280	356,214
4.65%, 04/15/42 (Call 10/15/41)	324	400,134
5.00%, 04/15/40 (Call 10/15/39)	405	512,191
5.00%, 09/15/43 (Call 03/15/43)	271	336,244
5.13%, 04/15/50 (Call 10/15/49)	150	206,766
5.50%, 10/15/35(a)	440	577,827
6.50%, 03/15/29(a)	365	466,135
6.88%, 02/15/28	125	158,453
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	240	241,251
2.13%, 03/01/30 (Call 12/01/29)(a)	617	616,711
2.63%, 09/01/29 (Call 06/01/29)	921	950,224
3.25%, 06/10/24	524	551,995
3.30%, 07/01/25 (Call 06/01/25)	945	1,006,159
3.35%, 04/01/23 (Call 03/01/23)	690	712,420
3.38%, 05/26/25 (Call 02/26/25)	873	929,382
3.50%, 03/01/27 (Call 12/01/26)	1,089	1,181,461
3.50%, 07/01/27 (Call 05/01/27)	780	844,606
3.60%, 07/01/30 (Call 04/01/30)(a)	909	1,008,356
3.63%, 05/01/43	205	225,785
3.63%, 09/01/49 (Call 03/01/49)	771	859,183
3.70%, 01/30/26 (Call 10/30/25)	973	1,051,398
3.70%, 02/15/42	530	591,412
3.80%, 04/01/28 (Call 01/01/28)	858	950,373
4.20%, 04/01/50 (Call 10/01/49)	714	869,767
	Par
Security	(000)	Value

Retail (continued)
4.45%, 03/01/47 (Call 09/01/46)	$619	$766,465
4.45%, 09/01/48 (Call 03/01/48)	828	1,029,645
4.60%, 05/26/45 (Call 11/26/44)(a)	665	833,844
4.70%, 12/09/35 (Call 06/09/35)	592	731,562
4.88%, 07/15/40	568	720,446
4.88%, 12/09/45 (Call 06/09/45)	520	674,281
5.70%, 02/01/39	466	639,605
6.30%, 10/15/37	732	1,042,026
6.30%, 03/01/38(a)	790	1,130,809
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	325	309,513
3.55%, 03/15/26 (Call 12/15/25)	584	630,244
3.60%, 09/01/27 (Call 06/01/27)	650	709,675
3.85%, 06/15/23 (Call 03/15/23)	115	119,481
3.90%, 06/01/29 (Call 03/01/29)	531	589,045
4.20%, 04/01/30 (Call 01/01/30)	695	789,350
4.35%, 06/01/28 (Call 03/01/28)	517	589,736
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	750	727,268
1.88%, 04/15/31 (Call 01/15/31)	590	567,579
3.38%, 09/15/24 (Call 06/15/24)(a)	682	716,380
4.60%, 04/15/25 (Call 03/15/25)	848	931,750
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	671	676,278
2.25%, 03/12/30 (Call 12/12/29)	300	300,948
2.45%, 06/15/26 (Call 03/15/26)(a)	571	594,577
2.55%, 11/15/30 (Call 08/15/30)(a)	1,114	1,136,527
3.10%, 03/01/23 (Call 02/01/23)	305	313,438
3.35%, 03/12/50 (Call 09/12/49)	507	534,918
3.50%, 03/01/28 (Call 12/01/27)	884	958,200
3.50%, 11/15/50 (Call 05/15/50)	1,037	1,120,144
3.55%, 08/15/29 (Call 05/15/29)	1,136	1,247,353
3.75%, 12/01/47 (Call 06/01/47)	500	557,521
3.80%, 08/15/25 (Call 06/15/25)	560	605,112
3.85%, 10/01/23 (Call 07/01/23)	322	337,031
4.00%, 11/15/28 (Call 08/15/28)	580	652,655
4.30%, 06/15/45 (Call 12/15/44)	330	393,980
4.45%, 08/15/49 (Call 02/15/49)	632	785,491
4.50%, 11/15/48 (Call 05/15/48)	749	934,056
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,456	1,500,882
2.35%, 02/15/30 (Call 11/15/29)	555	570,592
2.50%, 04/15/26(a)	1,073	1,126,189
2.65%, 09/15/30 (Call 06/15/30)(a)	443	466,042
3.38%, 04/15/29 (Call 01/15/29)	769	842,984
3.50%, 07/01/24	1,086	1,155,042
3.63%, 04/15/46	499	596,173
3.90%, 11/15/47 (Call 05/15/47)(a)	572	714,509
4.00%, 07/01/42	1,050	1,297,480
6.35%, 11/01/32(a)	85	117,811
6.50%, 10/15/37	375	572,429
7.00%, 01/15/38	25	39,864
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	165	224,541
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(a)	345	331,995
1.60%, 05/15/31 (Call 02/15/31)(a)	860	826,470
2.25%, 09/15/26 (Call 06/15/26)	795	820,697
2.50%, 05/15/23 (Call 02/15/23)	363	370,832
3.88%, 04/15/30 (Call 01/15/30)	387	436,603
4.50%, 04/15/50 (Call 10/15/49)(a)	366	495,295

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	$845	$796,636
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/17/22)	300	299,084
3.20%, 04/15/30 (Call 01/15/30)(a)	620	653,004
3.45%, 06/01/26 (Call 03/01/26)	305	324,070
4.10%, 04/15/50 (Call 10/15/49)(a)	441	502,535
4.80%, 11/18/44 (Call 05/18/44)(a)	200	241,609
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	794	808,550
2.38%, 09/24/29 (Call 06/24/29)	549	573,481
2.55%, 04/11/23 (Call 01/11/23)	877	896,102
2.95%, 09/24/49 (Call 03/24/49)	200	217,300
3.25%, 07/08/29 (Call 04/08/29)(a)	150	165,918
3.30%, 04/22/24 (Call 01/22/24)	420	441,402
3.40%, 06/26/23 (Call 05/26/23)	200	208,439
3.55%, 06/26/25 (Call 04/26/25)(a)	25	27,161
3.63%, 12/15/47 (Call 06/15/47)	15	18,027
3.70%, 06/26/28 (Call 03/26/28)	15	16,808
4.05%, 06/29/48 (Call 12/29/47)	165	212,264
4.30%, 04/22/44 (Call 10/22/43)	70	89,699
5.25%, 09/01/35	85	115,861
7.55%, 02/15/30(a)	25	35,886
		146,927,553
Savings & Loans — 0.1%
Nationwide Building Society
0.55%, 01/22/24(b)	1,390	1,372,864
1.50%, 10/13/26(a)(b)	360	353,996
2.00%, 01/27/23(b)	300	304,877
3.77%, 03/08/24 (Call 03/08/23)(b)(c)	670	693,034
3.90%, 07/21/25(b)	1,007	1,091,679
3.96%, 07/18/30 (Call 07/18/29)(b)(c)	555	613,701
4.00%, 09/14/26(a)(b)	635	686,960
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	472	505,643
4.30%, 03/08/29 (Call 03/08/28)(b)(c)	700	777,587
4.36%, 08/01/24 (Call 08/01/23)(b)(c)	905	952,344
People’s United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	326	333,153
		7,685,838
Semiconductors — 1.9%
Altera Corp., 4.10%, 11/15/23	165	175,157
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	90	89,911
2.10%, 10/01/31 (Call 07/01/31)	115	115,194
2.80%, 10/01/41 (Call 04/01/41)	50	51,054
2.95%, 04/01/25 (Call 03/01/25)	653	689,684
2.95%, 10/01/51 (Call 04/01/51)	535	559,243
3.50%, 12/05/26 (Call 09/05/26)(a)	787	857,619
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	200	196,817
2.75%, 06/01/50 (Call 12/01/49)(a)	652	666,975
3.30%, 04/01/27 (Call 01/01/27)	684	741,920
3.90%, 10/01/25 (Call 07/01/25)	1,020	1,117,174
4.35%, 04/01/47 (Call 10/01/46)	840	1,092,294
5.10%, 10/01/35 (Call 04/01/35)	293	383,346
5.85%, 06/15/41(a)	380	557,153
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	415	434,206
3.50%, 01/15/28 (Call 10/15/27)	1,129	1,207,503
3.63%, 01/15/24 (Call 11/15/23)	685	718,606
	Par
Security	(000)	Value

Semiconductors (continued)
3.88%, 01/15/27 (Call 10/15/26)	$2,722	$2,931,220
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	937	914,207
2.45%, 02/15/31 (Call 11/15/30)(b)	1,535	1,477,306
2.60%, 02/15/33 (Call 11/15/32)(b)	2,060	1,970,748
3.14%, 11/15/35 (Call 08/15/35)(b)	75	73,723
3.15%, 11/15/25 (Call 10/15/25)(a)	681	714,017
3.19%, 11/15/36 (Call 08/15/36)(b)	520	511,971
3.42%, 04/15/33 (Call 01/15/33)(b)	2,450	2,524,673
3.46%, 09/15/26 (Call 07/15/26)	1,360	1,445,073
3.47%, 04/15/34 (Call 01/15/34)(b)	3,060	3,153,095
3.50%, 02/15/41 (Call 08/15/40)(b)	2,641	2,634,183
3.63%, 10/15/24 (Call 09/15/24)	372	394,355
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,485	1,544,690
4.11%, 09/15/28 (Call 06/15/28)	1,110	1,214,016
4.15%, 11/15/30 (Call 08/15/30)	1,935	2,114,389
4.25%, 04/15/26 (Call 02/15/26)	660	720,046
4.30%, 11/15/32 (Call 08/15/32)	1,845	2,057,997
4.70%, 04/15/25 (Call 03/15/25)	515	566,379
4.75%, 04/15/29 (Call 01/15/29)	1,600	1,815,568
5.00%, 04/15/30 (Call 01/15/30)	830	966,668
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)(a)	250	246,377
2.00%, 08/12/31 (Call 05/12/31)(a)	150	148,196
2.45%, 11/15/29 (Call 08/15/29)	1,572	1,616,631
2.60%, 05/19/26 (Call 02/19/26)(a)	881	924,340
2.70%, 12/15/22	536	548,415
2.80%, 08/12/41 (Call 02/12/41)	565	568,719
2.88%, 05/11/24 (Call 03/11/24)	1,008	1,052,317
3.05%, 08/12/51 (Call 02/12/51)(a)	1,230	1,273,940
3.10%, 02/15/60 (Call 08/15/59)	978	1,000,033
3.15%, 05/11/27 (Call 02/11/27)(a)	1,039	1,119,587
3.20%, 08/12/61 (Call 02/12/61)(a)	835	866,556
3.25%, 11/15/49 (Call 05/15/49)	1,884	2,006,479
3.40%, 03/25/25 (Call 02/25/25)	1,194	1,270,915
3.70%, 07/29/25 (Call 04/29/25)	1,921	2,079,622
3.73%, 12/08/47 (Call 06/08/47)	1,396	1,606,768
3.75%, 03/25/27 (Call 01/25/27)(a)	1,000	1,100,759
3.90%, 03/25/30 (Call 12/25/29)(a)	976	1,106,722
4.00%, 12/15/32	868	1,016,688
4.10%, 05/19/46 (Call 11/19/45)	1,046	1,257,769
4.10%, 05/11/47 (Call 11/11/46)	1,087	1,306,957
4.25%, 12/15/42	188	228,955
4.60%, 03/25/40 (Call 09/25/39)	273	340,502
4.75%, 03/25/50 (Call 09/25/49)(a)	1,455	1,966,627
4.80%, 10/01/41	390	508,222
4.90%, 07/29/45 (Call 01/29/45)	356	474,602
4.95%, 03/25/60 (Call 09/25/59)	406	573,845
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	575	623,217
4.10%, 03/15/29 (Call 12/15/28)	908	1,032,038
4.65%, 11/01/24 (Call 08/01/24)	1,178	1,283,284
5.00%, 03/15/49 (Call 09/15/48)	337	463,240
5.65%, 11/01/34 (Call 07/01/34)	128	163,065
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	708	697,151
2.88%, 06/15/50 (Call 12/15/49)	707	721,542
3.13%, 06/15/60 (Call 12/15/59)	641	679,043
3.75%, 03/15/26 (Call 01/15/26)	599	654,949
3.80%, 03/15/25 (Call 12/15/24)	328	353,712

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
4.00%, 03/15/29 (Call 12/15/28)	$860	$966,842
4.88%, 03/15/49 (Call 09/15/48)	568	784,661
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	560	556,381
2.45%, 04/15/28 (Call 02/15/28)	665	669,498
2.95%, 04/15/31 (Call 01/15/31)	395	403,611
4.20%, 06/22/23 (Call 05/22/23)(b)	129	134,818
4.88%, 06/22/28 (Call 03/22/28)(b)	488	561,037
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	314	341,526
Microchip Technology Inc.
0.97%, 02/15/24(a)(b)	1,049	1,039,350
0.98%, 09/01/24(b)	741	730,296
2.67%, 09/01/23(a)	752	771,560
4.25%, 09/01/25 (Call 09/01/22)	4,000	4,154,901
4.33%, 06/01/23 (Call 05/01/23)	200	209,407
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	600	602,442
3.37%, 11/01/41 (Call 05/01/41)	360	362,596
3.48%, 11/01/51 (Call 05/01/51)	630	630,249
4.19%, 02/15/27 (Call 12/15/26)	1,022	1,119,070
4.66%, 02/15/30 (Call 11/15/29)	898	1,024,675
4.98%, 02/06/26 (Call 12/06/25)	434	484,687
5.33%, 02/06/29 (Call 11/06/28)	637	749,290
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	335	331,373
1.55%, 06/15/28 (Call 04/15/28)	1,490	1,469,090
2.00%, 06/15/31 (Call 03/15/31)(a)	1,865	1,851,562
2.85%, 04/01/30 (Call 01/01/30)	723	767,684
3.20%, 09/16/26 (Call 06/16/26)	906	979,367
3.50%, 04/01/40 (Call 10/01/39)	1,200	1,356,515
3.50%, 04/01/50 (Call 10/01/49)	1,089	1,258,049
3.70%, 04/01/60 (Call 10/01/59)	602	719,267
NXP BV/NXP Funding LLC
4.63%, 06/01/23(b)	595	625,752
4.88%, 03/01/24 (Call 02/01/24)(b)	921	990,416
5.35%, 03/01/26 (Call 01/01/26)(a)(b)	325	369,138
5.55%, 12/01/28 (Call 09/01/28)(b)	563	678,218
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(b)	782	781,364
2.65%, 02/15/32 (Call 11/15/31)(b)	745	748,214
2.70%, 05/01/25 (Call 04/01/25)(a)(b)	265	274,400
3.13%, 02/15/42 (Call 08/15/41)(b)	570	573,296
3.15%, 05/01/27 (Call 03/01/27)(b)	517	542,393
3.25%, 05/11/41 (Call 11/11/40)(a)(b)	855	876,540
3.25%, 11/30/51 (Call 05/30/51)(b)	300	300,584
3.40%, 05/01/30 (Call 02/01/30)(b)	873	930,913
3.88%, 06/18/26 (Call 04/18/26)(b)	271	293,667
4.30%, 06/18/29 (Call 03/18/29)(b)	754	846,422
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	970	977,663
4.38%, 10/15/29 (Call 10/15/24)	780	823,836
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,292	1,252,372
1.65%, 05/20/32 (Call 02/20/32)(a)	1,126	1,071,145
2.15%, 05/20/30 (Call 02/20/30)	360	364,693
2.60%, 01/30/23 (Call 12/30/22)	622	635,311
2.90%, 05/20/24 (Call 03/20/24)(a)	500	522,726
3.25%, 05/20/27 (Call 02/20/27)	1,032	1,112,599
3.25%, 05/20/50 (Call 11/20/49)(a)	864	962,471
	Par
Security	(000)	Value

Semiconductors (continued)
3.45%, 05/20/25 (Call 02/20/25)	$466	$497,941
4.30%, 05/20/47 (Call 11/20/46)	1,371	1,743,411
4.65%, 05/20/35 (Call 11/20/34)	947	1,182,997
4.80%, 05/20/45 (Call 11/20/44)	915	1,235,689
SK Hynix Inc., 2.38%, 01/19/31(b)	55	53,264
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	625	624,384
3.00%, 06/01/31 (Call 03/01/31)	530	537,383
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	390	385,690
1.38%, 03/12/25 (Call 02/12/25)	632	637,996
1.75%, 05/04/30 (Call 02/04/30)	620	609,838
1.90%, 09/15/31 (Call 06/15/31)	670	665,899
2.25%, 05/01/23 (Call 02/01/23)	170	173,355
2.25%, 09/04/29 (Call 06/04/29)	581	600,498
2.63%, 05/15/24 (Call 03/15/24)	90	93,493
2.70%, 09/15/51 (Call 03/15/51)	345	356,902
2.90%, 11/03/27 (Call 08/03/27)	142	152,550
3.88%, 03/15/39 (Call 09/15/38)	547	655,032
4.15%, 05/15/48 (Call 11/15/47)	1,234	1,580,410
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	40	40,161
3.25%, 10/25/51 (Call 04/25/51)	285	306,408
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	885	859,636
1.00%, 09/28/27 (Call 07/28/27)(b)	300	285,588
1.38%, 09/28/30 (Call 06/28/30)(b)	182	170,030
1.75%, 04/23/28 (Call 02/23/28)(b)	1,115	1,102,138
2.25%, 04/23/31 (Call 01/23/31)(b)	285	283,341
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	1,013	1,034,045
2.95%, 06/01/24 (Call 04/01/24)	1,104	1,148,421
		130,880,401
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(b)	560	551,145
3.48%, 12/01/27 (Call 09/01/27)	506	539,199
3.84%, 05/01/25 (Call 04/01/25)	250	265,857
4.20%, 05/01/30 (Call 02/01/30)	64	72,139
		1,428,340
Software — 2.3%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	260	237,922
2.50%, 09/15/50 (Call 03/15/50)	1,849	1,610,094
3.40%, 09/15/26 (Call 06/15/26)	1,015	1,086,254
3.40%, 06/15/27 (Call 03/15/27)(a)	48	51,587
4.50%, 06/15/47 (Call 12/15/46)	361	436,618
Adobe Inc.
1.70%, 02/01/23	127	128,736
1.90%, 02/01/25 (Call 01/01/25)	646	659,940
2.15%, 02/01/27 (Call 12/01/26)	907	935,065
2.30%, 02/01/30 (Call 11/01/29)	1,201	1,224,876
3.25%, 02/01/25 (Call 11/01/24)(a)	1,070	1,133,469
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	485	479,883
2.85%, 01/15/30 (Call 10/15/29)	723	755,997
3.50%, 06/15/27 (Call 03/15/27)	772	831,941
4.38%, 06/15/25 (Call 03/15/25)	328	358,781

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	$940	$948,707
2.90%, 12/01/29 (Call 09/01/29)	593	611,341
3.40%, 06/27/26 (Call 03/27/26)(a)	623	667,807
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	466	510,959
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	350	378,822
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	810	784,947
3.30%, 03/01/30 (Call 12/01/29)	703	711,228
4.50%, 12/01/27 (Call 09/01/27)(a)	663	722,259
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	691	659,961
2.95%, 02/15/51 (Call 08/15/50)	962	933,414
4.80%, 03/01/26 (Call 12/01/25)	653	733,692
Fidelity National Information Services Inc.
0.38%, 03/01/23	385	383,261
0.60%, 03/01/24	586	578,853
1.15%, 03/01/26 (Call 02/01/26)	907	885,101
1.65%, 03/01/28 (Call 01/01/28)	652	628,881
2.25%, 03/01/31 (Call 12/01/30)(a)	890	870,350
3.10%, 03/01/41 (Call 09/01/40)(a)	305	304,518
3.75%, 05/21/29 (Call 02/21/29)	125	136,568
4.50%, 08/15/46 (Call 02/15/46)	255	314,493
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	352	451,757
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	1,028	1,044,808
2.65%, 06/01/30 (Call 03/01/30)	958	968,836
2.75%, 07/01/24 (Call 06/01/24)	1,974	2,042,867
3.20%, 07/01/26 (Call 05/01/26)	1,751	1,847,848
3.50%, 07/01/29 (Call 04/01/29)	2,480	2,642,704
3.80%, 10/01/23 (Call 09/01/23)	705	740,501
3.85%, 06/01/25 (Call 03/01/25)	204	218,493
4.20%, 10/01/28 (Call 07/01/28)(a)	654	730,486
4.40%, 07/01/49 (Call 01/01/49)	1,726	2,054,824
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	893	895,594
Intuit Inc.
0.65%, 07/15/23	352	351,250
0.95%, 07/15/25 (Call 06/15/25)	201	198,601
1.35%, 07/15/27 (Call 05/15/27)	891	869,093
1.65%, 07/15/30 (Call 04/15/30)	725	701,399
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,128	1,151,946
2.38%, 05/01/23 (Call 02/01/23)	654	669,552
2.40%, 08/08/26 (Call 05/08/26)	3,216	3,354,934
2.53%, 06/01/50 (Call 12/01/49)	4,915	4,873,161
2.68%, 06/01/60 (Call 12/01/59)	3,437	3,426,511
2.70%, 02/12/25 (Call 11/12/24)	1,860	1,948,945
2.88%, 02/06/24 (Call 12/06/23)	1,221	1,270,994
2.92%, 03/17/52 (Call 09/17/51)	7,177	7,641,838
3.04%, 03/17/62 (Call 09/17/61)	1,982	2,140,745
3.13%, 11/03/25 (Call 08/03/25)	2,527	2,699,589
3.30%, 02/06/27 (Call 11/06/26)	3,080	3,339,216
3.45%, 08/08/36 (Call 02/08/36)	1,801	2,069,328
3.50%, 02/12/35 (Call 08/12/34)	1,635	1,877,314
3.50%, 11/15/42	890	1,008,087
3.63%, 12/15/23 (Call 09/15/23)	1,250	1,316,589
3.70%, 08/08/46 (Call 02/08/46)	865	1,045,610
3.75%, 02/12/45 (Call 08/12/44)	215	260,600
3.95%, 08/08/56 (Call 02/08/56)	405	518,808
	Par
Security	(000)	Value

Software (continued)
4.10%, 02/06/37 (Call 08/06/36)	$348	$428,820
4.20%, 11/03/35 (Call 05/03/35)	288	354,552
4.25%, 02/06/47 (Call 08/06/46)	20	26,239
4.50%, 10/01/40	281	365,399
4.50%, 02/06/57 (Call 08/06/56)	20	27,766
5.30%, 02/08/41(a)	144	202,078
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,955	2,940,513
2.30%, 03/25/28 (Call 01/25/28)	1,195	1,201,642
2.40%, 09/15/23 (Call 07/15/23)	1,391	1,421,955
2.50%, 04/01/25 (Call 03/01/25)	1,855	1,909,367
2.63%, 02/15/23 (Call 01/15/23)	914	933,106
2.65%, 07/15/26 (Call 04/15/26)	1,972	2,036,109
2.80%, 04/01/27 (Call 02/01/27)	1,000	1,036,070
2.88%, 03/25/31 (Call 12/25/30)	1,867	1,910,783
2.95%, 11/15/24 (Call 09/15/24)	1,289	1,346,234
2.95%, 05/15/25 (Call 02/15/25)	1,705	1,782,824
2.95%, 04/01/30 (Call 01/01/30)	1,834	1,893,764
3.25%, 11/15/27 (Call 08/15/27)	1,660	1,755,020
3.25%, 05/15/30 (Call 02/15/30)(a)	1,270	1,343,714
3.40%, 07/08/24 (Call 04/08/24)	1,349	1,419,178
3.60%, 04/01/40 (Call 10/01/39)	2,104	2,179,832
3.60%, 04/01/50 (Call 10/01/49)	2,061	2,085,675
3.63%, 07/15/23	900	940,898
3.65%, 03/25/41 (Call 09/25/40)(a)	1,659	1,725,948
3.80%, 11/15/37 (Call 05/15/37)	1,533	1,633,367
3.85%, 07/15/36 (Call 01/15/36)(a)	1,143	1,242,983
3.85%, 04/01/60 (Call 10/01/59)	1,823	1,892,467
3.90%, 05/15/35 (Call 11/15/34)	1,154	1,255,809
3.95%, 03/25/51 (Call 09/25/50)	3,646	3,928,718
4.00%, 07/15/46 (Call 01/15/46)	2,765	2,987,220
4.00%, 11/15/47 (Call 05/15/47)	2,122	2,278,884
4.10%, 03/25/61 (Call 09/25/60)(a)	1,371	1,497,222
4.13%, 05/15/45 (Call 11/15/44)	1,507	1,648,464
4.30%, 07/08/34 (Call 01/08/34)	1,229	1,388,358
4.38%, 05/15/55 (Call 11/15/54)	1,149	1,319,657
4.50%, 07/08/44 (Call 01/08/44)	849	976,503
5.38%, 07/15/40	1,802	2,262,645
6.13%, 07/08/39	902	1,229,784
6.50%, 04/15/38	1,250	1,756,509
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	385	375,994
1.40%, 09/15/27 (Call 07/15/27)	526	510,568
1.75%, 02/15/31 (Call 11/15/30)	1,152	1,074,327
2.00%, 06/30/30 (Call 03/30/30)	752	726,860
2.35%, 09/15/24 (Call 08/15/24)	674	693,578
2.95%, 09/15/29 (Call 06/15/29)	435	455,857
3.65%, 09/15/23 (Call 08/15/23)	489	510,883
3.80%, 12/15/26 (Call 09/15/26)	718	783,360
3.85%, 12/15/25 (Call 09/15/25)	501	542,687
4.20%, 09/15/28 (Call 06/15/28)	805	904,329
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	150	148,734
1.50%, 07/15/28 (Call 05/15/28)(a)	880	867,338
1.95%, 07/15/31 (Call 04/15/31)	905	896,882
2.70%, 07/15/41 (Call 01/15/41)	1,240	1,248,129
2.90%, 07/15/51 (Call 01/15/51)	1,275	1,318,029
3.05%, 07/15/61 (Call 01/15/61)	945	995,837
3.25%, 04/11/23 (Call 03/11/23)	629	649,389
3.70%, 04/11/28 (Call 01/11/28)	1,462	1,631,286

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)(a)	$1,491	$1,391,219
VMware Inc.
1.00%, 08/15/24 (Call 08/15/22)	600	595,729
1.40%, 08/15/26 (Call 07/15/26)	200	195,437
1.80%, 08/15/28 (Call 06/15/28)	205	199,704
2.20%, 08/15/31 (Call 05/15/31)(a)	390	379,790
3.90%, 08/21/27 (Call 05/21/27)	1,301	1,417,577
4.50%, 05/15/25 (Call 04/15/25)(a)	912	996,959
4.65%, 05/15/27 (Call 03/15/27)(a)	758	856,603
4.70%, 05/15/30 (Call 02/15/30)	330	382,936
		157,385,250
Telecommunications — 4.4%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)(a)	1,190	1,233,600
3.63%, 04/22/29 (Call 01/22/29)	410	445,234
4.38%, 07/16/42	750	896,053
4.38%, 04/22/49 (Call 10/22/48)(a)	1,087	1,353,619
6.13%, 11/15/37(a)	740	1,010,922
6.13%, 03/30/40	1,355	1,920,426
6.38%, 03/01/35	150	208,429
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	430	427,228
1.65%, 02/01/28 (Call 12/01/27)	2,039	1,983,811
1.70%, 03/25/26 (Call 03/25/23)	1,706	1,703,550
2.25%, 02/01/32 (Call 11/01/31)	2,065	1,992,684
2.30%, 06/01/27 (Call 04/01/27)	1,867	1,896,142
2.55%, 12/01/33 (Call 09/01/33)	2,974	2,874,741
2.63%, 12/01/22 (Call 09/01/22)	468	475,134
2.75%, 06/01/31 (Call 03/01/31)(a)	2,167	2,201,745
2.95%, 07/15/26 (Call 04/15/26)	1,004	1,056,128
3.10%, 02/01/43 (Call 08/01/42)	1,629	1,572,041
3.30%, 02/01/52 (Call 08/01/51)	1,381	1,348,076
3.40%, 05/15/25 (Call 02/15/25)	1,509	1,601,279
3.50%, 06/01/41 (Call 12/01/40)	2,598	2,669,194
3.50%, 09/15/53 (Call 03/15/53)	5,674	5,731,401
3.50%, 02/01/61 (Call 08/01/60)(a)	1,235	1,217,102
3.55%, 09/15/55 (Call 03/15/55)(a)	5,527	5,555,943
3.60%, 07/15/25 (Call 04/15/25)(a)	325	347,707
3.65%, 06/01/51 (Call 12/01/50)	2,824	2,932,091
3.65%, 09/15/59 (Call 03/15/59)	4,949	5,009,532
3.80%, 03/01/24 (Call 01/01/24)	232	244,394
3.80%, 02/15/27 (Call 11/15/26)	699	757,113
3.80%, 12/01/57 (Call 06/01/57)	4,700	4,908,305
3.85%, 06/01/60 (Call 12/01/59)	1,235	1,290,860
3.88%, 01/15/26 (Call 10/15/25)	953	1,033,803
3.90%, 03/11/24 (Call 12/11/23)	645	678,947
3.95%, 01/15/25 (Call 10/15/24)	822	881,257
4.05%, 12/15/23	675	717,665
4.10%, 02/15/28 (Call 11/15/27)(a)	590	657,115
4.13%, 02/17/26 (Call 11/17/25)	829	907,040
4.25%, 03/01/27 (Call 12/01/26)	842	931,554
4.30%, 02/15/30 (Call 11/15/29)(a)	2,177	2,457,037
4.30%, 12/15/42 (Call 06/15/42)(a)	681	770,274
4.35%, 03/01/29 (Call 12/01/28)	2,323	2,617,336
4.35%, 06/15/45 (Call 12/15/44)	1,173	1,323,978
4.45%, 04/01/24 (Call 01/01/24)	1,181	1,262,414
4.50%, 05/15/35 (Call 11/15/34)	2,039	2,350,806
4.50%, 03/09/48 (Call 09/09/47)	1,720	2,030,826
4.55%, 03/09/49 (Call 09/09/48)	810	967,716
4.65%, 06/01/44 (Call 12/01/43)	650	763,974
	Par
Security	(000)	Value

Telecommunications (continued)
4.75%, 05/15/46 (Call 11/15/45)	$1,510	$1,838,141
4.80%, 06/15/44 (Call 12/15/43)	455	547,013
4.85%, 03/01/39 (Call 09/01/38)	1,319	1,583,834
4.85%, 07/15/45 (Call 01/15/45)(a)	545	660,427
4.90%, 08/15/37 (Call 02/14/37)	1,205	1,457,747
4.90%, 06/15/42	754	914,154
5.15%, 03/15/42	339	421,820
5.15%, 11/15/46 (Call 05/15/46)	155	199,137
5.15%, 02/15/50 (Call 08/14/49)	505	648,427
5.25%, 03/01/37 (Call 09/01/36)	1,539	1,917,580
5.35%, 09/01/40	651	818,903
5.45%, 03/01/47 (Call 09/01/46)(a)	736	974,653
5.55%, 08/15/41(a)	171	221,814
5.65%, 02/15/47 (Call 08/15/46)	421	563,181
5.70%, 03/01/57 (Call 09/01/56)(a)	215	297,170
6.00%, 08/15/40 (Call 05/15/40)	641	874,769
6.15%, 09/15/34(a)	295	387,614
6.25%, 03/29/41(a)	290	400,621
6.38%, 03/01/41	182	258,001
6.45%, 06/15/34	63	82,656
6.55%, 02/15/39	5	6,893
7.13%, 03/15/26	960	1,167,638
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	677	832,495
4.46%, 04/01/48 (Call 10/01/47)	868	1,095,161
Series US-3, 0.75%, 03/17/24	1,192	1,182,313
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	586	661,669
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	555	575,340
Bell Telephone Co of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	865	847,456
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(b)	847	916,276
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	775	827,563
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	850	880,660
4.25%, 11/08/49 (Call 05/08/49)(b)	755	810,544
4.50%, 12/04/23 (Call 11/04/23)(a)	557	592,753
5.13%, 12/04/28 (Call 09/04/28)(a)	410	465,452
9.63%, 12/15/30	2,133	3,177,999
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	578	594,164
2.50%, 09/20/26 (Call 06/20/26)	1,492	1,572,671
2.60%, 02/28/23	216	221,475
2.95%, 02/28/26	818	870,592
3.50%, 06/15/25	137	148,149
3.63%, 03/04/24	1,001	1,063,225
5.50%, 01/15/40	1,675	2,363,697
5.90%, 02/15/39	1,109	1,606,672
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	336	388,009
4.38%, 11/15/57 (Call 05/15/57)(a)	305	374,923
4.70%, 03/15/37	345	415,949
4.75%, 03/15/42	385	491,751
5.35%, 11/15/48 (Call 05/15/48)(a)	356	496,112
5.45%, 11/15/79 (Call 05/19/79)	826	1,128,129
5.75%, 08/15/40(a)	421	575,664
5.85%, 11/15/68 (Call 05/15/68)	388	581,339
7.25%, 08/15/36 (Call 08/15/26)	182	222,527
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	1,147	1,237,477

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(b)	$590	$604,128
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	1,389	1,496,582
4.38%, 06/21/28 (Call 03/21/28)(b)	1,216	1,373,015
4.75%, 06/21/38 (Call 12/21/37)(a)(b)	668	816,094
4.88%, 03/06/42(a)(b)	641	806,796
8.75%, 06/15/30	2,446	3,577,798
9.25%, 06/01/32	761	1,212,335
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(a)(b)	270	258,862
4.75%, 08/01/26 (Call 05/03/26)(b)	911	982,750
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)(a)	686	678,595
2.00%, 12/10/30 (Call 09/10/30)	213	203,597
3.75%, 08/15/29 (Call 05/15/29)	902	984,114
5.95%, 03/15/41	855	1,137,672
Koninklijke KPN NV, 8.38%, 10/01/30	393	561,781
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	687	704,175
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	632	652,515
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	889	872,136
2.75%, 05/24/31 (Call 02/24/31)	750	753,771
4.00%, 09/01/24	974	1,039,138
4.60%, 02/23/28 (Call 11/23/27)(a)	332	380,867
4.60%, 05/23/29 (Call 02/23/29)	534	612,587
5.50%, 09/01/44	56	73,207
NBN Co. Ltd.
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	1,330	1,310,378
2.50%, 01/08/32 (Call 10/08/31)(b)	200	199,492
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	1,172	1,184,641
NTT Finance Corp.
0.37%, 03/03/23(a)(b)	830	827,582
0.58%, 03/01/24(b)	945	936,055
1.16%, 04/03/26 (Call 03/03/26)(a)(b)	2,354	2,312,126
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	1,395	1,373,698
2.07%, 04/03/31 (Call 01/03/31)(b)	1,030	1,036,250
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	760	759,957
3.25%, 02/21/23(b)	319	326,779
3.75%, 06/22/26(a)(b)	1,663	1,801,225
3.88%, 01/31/28(a)(b)	295	325,049
4.50%, 01/31/43(a)(b)	355	426,936
Orange SA
5.38%, 01/13/42	291	385,903
5.50%, 02/06/44 (Call 08/06/43)	828	1,149,114
9.00%, 03/01/31	2,138	3,288,850
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	642	670,989
3.00%, 03/15/23 (Call 12/15/22)	252	257,150
3.63%, 12/15/25 (Call 09/15/25)	594	634,327
3.70%, 11/15/49 (Call 05/15/49)(a)	823	865,111
4.10%, 10/01/23 (Call 07/01/23)	692	725,660
4.30%, 02/15/48 (Call 08/15/47)(a)	626	715,107
4.35%, 05/01/49 (Call 11/01/48)(a)	786	908,751
4.50%, 03/15/43 (Call 09/15/42)	553	634,168
5.00%, 03/15/44 (Call 09/15/43)(a)	923	1,132,836
5.45%, 10/01/43 (Call 04/01/43)(a)	454	589,148
7.50%, 08/15/38(a)	355	536,373
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	900	990,720
	Par
Security	(000)	Value

Telecommunications (continued)
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)(b)	$229	$264,799
SES SA
3.60%, 04/04/23(b)	469	483,797
5.30%, 04/04/43(b)	315	370,539
Telefonica Emisiones SA
4.10%, 03/08/27	1,342	1,480,456
4.67%, 03/06/38	551	640,377
4.90%, 03/06/48	1,109	1,344,295
5.21%, 03/08/47	1,760	2,202,984
5.52%, 03/01/49 (Call 09/01/48)	1,113	1,447,378
7.05%, 06/20/36	1,722	2,471,044
Telefonica Europe BV, 8.25%, 09/15/30	898	1,279,452
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(a)(b)	543	573,198
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	872	912,884
3.70%, 09/15/27 (Call 06/15/27)	216	235,377
4.30%, 06/15/49 (Call 12/15/48)(a)	324	401,570
4.60%, 11/16/48 (Call 05/16/48)	856	1,110,582
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	990	976,907
2.05%, 02/15/28 (Call 12/15/27)	1,524	1,501,343
2.25%, 11/15/31 (Call 08/15/31)	1,357	1,303,116
2.55%, 02/15/31 (Call 11/15/30)	2,037	2,008,383
3.00%, 02/15/41 (Call 08/15/40)	2,177	2,077,707
3.30%, 02/15/51 (Call 08/15/50)	2,240	2,177,815
3.40%, 10/15/52 (Call 04/15/52)(a)(b)	570	565,205
3.50%, 04/15/25 (Call 03/15/25)	2,479	2,622,380
3.60%, 11/15/60 (Call 05/15/60)	805	801,132
3.60%, 11/15/60 (Call 05/15/60)(b)	600	597,117
3.75%, 04/15/27 (Call 02/15/27)	3,154	3,390,890
3.88%, 04/15/30 (Call 01/15/30)	4,966	5,397,268
4.38%, 04/15/40 (Call 10/15/39)	1,514	1,719,226
4.50%, 04/15/50 (Call 10/15/49)	2,469	2,887,620
Verizon Communications Inc.
0.75%, 03/22/24	693	688,678
0.85%, 11/20/25 (Call 10/20/25)	936	909,139
1.45%, 03/20/26 (Call 02/20/26)	827	821,233
1.50%, 09/18/30 (Call 06/18/30)(a)	630	591,603
1.68%, 10/30/30 (Call 07/30/30)	798	753,154
1.75%, 01/20/31 (Call 10/20/30)(a)	2,132	2,018,773
2.10%, 03/22/28 (Call 01/22/28)	825	822,852
2.36%, 03/15/32 (Call 12/15/31)(b)	4,335	4,290,767
2.55%, 03/21/31 (Call 12/21/30)	741	748,949
2.63%, 08/15/26	2,225	2,319,197
2.65%, 11/20/40 (Call 05/20/40)	1,752	1,672,687
2.85%, 09/03/41 (Call 03/03/41)(a)	595	591,365
2.88%, 11/20/50 (Call 05/20/50)	2,472	2,408,354
2.99%, 10/30/56 (Call 04/30/56)	2,991	2,877,586
3.00%, 03/22/27 (Call 01/22/27)	884	933,404
3.00%, 11/20/60 (Call 05/20/60)	1,900	1,819,665
3.15%, 03/22/30 (Call 12/22/29)	1,660	1,761,455
3.38%, 02/15/25	1,244	1,320,819
3.40%, 03/22/41 (Call 09/22/40)	3,033	3,223,896
3.50%, 11/01/24 (Call 08/01/24)	944	1,004,689
3.55%, 03/22/51 (Call 09/22/50)(a)	3,420	3,750,057
3.70%, 03/22/61 (Call 09/22/60)(a)	2,502	2,763,934
3.85%, 11/01/42 (Call 05/01/42)	984	1,094,082
3.88%, 02/08/29 (Call 11/08/28)	1,253	1,387,021
4.00%, 03/22/50 (Call 09/22/49)	1,319	1,531,538
4.02%, 12/03/29 (Call 09/03/29)	2,775	3,111,563

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
4.13%, 03/16/27	$3,020	$3,355,707
4.13%, 08/15/46	1,182	1,387,280
4.27%, 01/15/36	1,976	2,321,642
4.33%, 09/21/28	3,688	4,200,518
4.40%, 11/01/34 (Call 05/01/34)	1,859	2,179,361
4.50%, 08/10/33	2,677	3,158,217
4.75%, 11/01/41	898	1,126,061
4.81%, 03/15/39	1,140	1,424,069
4.86%, 08/21/46	3,065	4,033,795
5.25%, 03/16/37	888	1,162,838
5.50%, 03/16/47(a)	175	249,719
6.40%, 09/15/33	90	121,313
6.40%, 02/15/38(a)	135	190,619
6.55%, 09/15/43	350	550,436
7.75%, 12/01/30	170	242,367
Vodafone Group PLC
3.75%, 01/16/24	180	190,648
4.13%, 05/30/25	1,557	1,692,902
4.25%, 09/17/50(a)	1,292	1,488,151
4.38%, 05/30/28	2,174	2,455,617
4.38%, 02/19/43	1,177	1,379,569
4.88%, 06/19/49(a)	1,500	1,875,683
5.00%, 05/30/38	922	1,147,880
5.13%, 06/19/59	387	509,237
5.25%, 05/30/48	2,100	2,731,680
6.15%, 02/27/37	1,410	1,914,883
6.25%, 11/30/32(a)	621	823,224
7.88%, 02/15/30	635	890,293
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	400	394,608
3.38%, 04/29/30 (Call 01/29/30)(a)(b)	115	119,546
4.10%, 07/14/51 (Call 01/14/51)(a)(b)	275	284,872
		298,827,551
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	29	29,782

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	405	423,194
3.50%, 09/15/27 (Call 06/15/27)	462	498,689
3.55%, 11/19/26 (Call 09/19/26)	827	887,610
3.90%, 11/19/29 (Call 08/19/29)	749	823,449
5.10%, 05/15/44 (Call 11/15/43)	352	431,610
6.35%, 03/15/40(a)	514	721,425
		3,785,977
Transportation — 2.1%
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 12/06/21)(b)	218	233,451
3.88%, 09/28/25 (Call 06/28/25)(b)	195	211,352
4.50%, 06/20/29 (Call 03/20/29)(b)	485	556,531
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	45	45,553
3.00%, 03/15/23 (Call 12/15/22)	125	127,961
3.00%, 04/01/25 (Call 01/01/25)	472	499,595
3.05%, 02/15/51 (Call 08/15/50)	686	709,611
3.25%, 06/15/27 (Call 03/15/27)(a)	433	469,485
3.30%, 09/15/51 (Call 03/15/51)	570	622,479
3.40%, 09/01/24 (Call 06/01/24)	829	877,824
3.55%, 02/15/50 (Call 08/15/49)	558	634,848
3.65%, 09/01/25 (Call 06/01/25)	408	440,460
	Par
Security	(000)	Value

Transportation (continued)
3.75%, 04/01/24 (Call 01/01/24)	$560	$592,171
3.85%, 09/01/23 (Call 06/01/23)	632	661,833
3.90%, 08/01/46 (Call 02/01/46)	504	597,505
4.05%, 06/15/48 (Call 12/15/47)	811	985,842
4.13%, 06/15/47 (Call 12/15/46)	680	832,532
4.15%, 04/01/45 (Call 10/01/44)	880	1,072,228
4.15%, 12/15/48 (Call 06/15/48)	694	859,100
4.38%, 09/01/42 (Call 03/01/42)	702	869,482
4.40%, 03/15/42 (Call 09/15/41)(a)	600	738,682
4.45%, 03/15/43 (Call 09/15/42)	567	709,205
4.55%, 09/01/44 (Call 03/01/44)	680	864,100
4.70%, 09/01/45 (Call 03/01/45)	705	922,205
4.90%, 04/01/44 (Call 10/01/43)	667	883,414
4.95%, 09/15/41 (Call 03/15/41)	300	390,342
5.05%, 03/01/41 (Call 09/01/40)	105	137,228
5.15%, 09/01/43 (Call 03/01/43)(a)	545	738,333
5.40%, 06/01/41 (Call 12/01/40)	614	833,607
5.75%, 05/01/40 (Call 11/01/39)	600	834,148
6.15%, 05/01/37	322	464,041
6.20%, 08/15/36(a)	155	221,627
7.00%, 12/15/25	333	405,199
7.95%, 08/15/30(a)	150	215,927
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	422	396,891
2.75%, 03/01/26 (Call 12/01/25)	500	525,571
2.95%, 11/21/24 (Call 08/21/24)	531	556,964
3.20%, 08/02/46 (Call 02/02/46)(a)	420	449,782
3.65%, 02/03/48 (Call 08/03/47)	574	659,979
4.45%, 01/20/49 (Call 07/20/48)(a)	606	784,167
4.50%, 11/07/43 (Call 05/07/43)(a)	275	331,626
6.20%, 06/01/36	215	302,340
6.25%, 08/01/34	881	1,224,784
6.38%, 11/15/37	420	597,044
6.90%, 07/15/28	240	312,925
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	285	285,160
2.05%, 03/05/30 (Call 12/05/29)(a)	417	412,609
2.45%, 12/02/31 (Call 09/02/31)	685	693,358
2.90%, 02/01/25 (Call 11/01/24)	459	481,003
3.00%, 12/02/41 (Call 06/02/41)	460	468,340
3.10%, 12/02/51 (Call 06/02/51)	595	611,946
3.70%, 02/01/26 (Call 11/01/25)	651	700,497
4.00%, 06/01/28 (Call 03/01/28)	455	509,880
4.45%, 03/15/23 (Call 12/15/22)	50	51,936
4.80%, 09/15/35 (Call 03/15/35)(a)	430	533,867
4.80%, 08/01/45 (Call 02/01/45)	88	115,412
5.75%, 03/15/33(a)	845	1,092,387
5.75%, 01/15/42	300	412,077
5.95%, 05/15/37	542	744,277
6.13%, 09/15/2115 (Call 03/15/2115)	236	356,907
7.13%, 10/15/31	475	657,693
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	476	537,180
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	766	783,349
2.50%, 05/15/51 (Call 11/15/50)(a)	555	515,406
2.60%, 11/01/26 (Call 08/01/26)(a)	525	552,295
3.25%, 06/01/27 (Call 03/01/27)	637	684,280
3.35%, 11/01/25 (Call 08/01/25)	510	546,893
3.35%, 09/15/49 (Call 03/15/49)	460	494,817

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
3.40%, 08/01/24 (Call 05/01/24)	$211	$223,199
3.80%, 03/01/28 (Call 12/01/27)	568	624,958
3.80%, 11/01/46 (Call 05/01/46)	671	768,604
3.80%, 04/15/50 (Call 10/15/49)	186	217,444
3.95%, 05/01/50 (Call 11/01/49)(a)	393	470,509
4.10%, 03/15/44 (Call 09/15/43)	533	626,300
4.25%, 03/15/29 (Call 12/15/28)	762	869,966
4.25%, 11/01/66 (Call 05/01/66)	265	330,795
4.30%, 03/01/48 (Call 09/01/47)	643	787,039
4.40%, 03/01/43 (Call 09/01/42)	345	413,627
4.50%, 03/15/49 (Call 09/15/48)	360	458,167
4.50%, 08/01/54 (Call 02/01/54)	390	496,826
4.65%, 03/01/68 (Call 09/01/67)	269	358,006
4.75%, 05/30/42 (Call 11/30/41)(a)	480	605,654
4.75%, 11/15/48 (Call 05/15/48)	578	759,832
5.50%, 04/15/41 (Call 10/15/40)	560	759,192
6.00%, 10/01/36	580	798,180
6.15%, 05/01/37	701	992,525
6.22%, 04/30/40	628	909,554
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	265	226,906
3.83%, 09/14/61 (Call 03/14/61)(a)(b)	1,050	1,011,948
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(b)	448	474,172
3.69%, 09/13/61 (Call 03/13/61)(b)	1,175	1,139,762
4.70%, 05/07/50 (Call 11/07/49)(b)	939	1,082,010
5.00%, 01/25/47 (Call 07/25/46)(b)	375	432,188
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	640	644,563
3.10%, 08/05/29 (Call 05/05/29)(a)	950	1,007,232
3.25%, 04/01/26 (Call 01/01/26)	815	874,065
3.25%, 05/15/41 (Call 11/15/40)	715	728,459
3.40%, 02/15/28 (Call 11/15/27)	479	524,218
3.88%, 08/01/42	533	580,709
3.90%, 02/01/35	618	691,431
4.05%, 02/15/48 (Call 08/15/47)	813	924,634
4.10%, 04/15/43	624	699,842
4.10%, 02/01/45	668	754,034
4.20%, 10/17/28 (Call 07/17/28)	690	789,982
4.25%, 05/15/30 (Call 02/15/30)	670	766,345
4.40%, 01/15/47 (Call 07/15/46)	724	851,209
4.50%, 02/01/65	25	30,396
4.55%, 04/01/46 (Call 10/01/45)	592	717,315
4.75%, 11/15/45 (Call 05/15/45)	682	847,485
4.90%, 01/15/34	970	1,184,677
4.95%, 10/17/48 (Call 04/17/48)	808	1,047,920
5.10%, 01/15/44(a)	799	1,030,662
5.25%, 05/15/50 (Call 11/15/49)	962	1,296,518
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	60	63,124
3.88%, 03/01/26 (Call 01/01/26)	448	486,660
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	697	733,743
3.00%, 05/15/23 (Call 02/15/23)	450	462,102
3.13%, 06/01/26 (Call 03/01/26)	800	846,976
3.50%, 05/01/50 (Call 11/01/49)	524	568,663
4.20%, 11/15/69 (Call 05/15/69)	171	206,150
4.30%, 05/15/43 (Call 11/15/42)	350	411,452
4.70%, 05/01/48 (Call 11/01/47)	235	298,262
4.95%, 08/15/45 (Call 02/15/45)	619	797,206
	Par
Security	(000)	Value

Transportation (continued)
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	$770	$835,404
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	450	455,499
2.55%, 11/01/29 (Call 08/01/29)(a)	546	565,411
2.90%, 02/15/23 (Call 11/15/22)	742	756,586
2.90%, 06/15/26 (Call 03/15/26)	737	776,005
2.90%, 08/25/51 (Call 02/25/51)	385	385,391
3.05%, 05/15/50 (Call 11/15/49)	652	663,215
3.15%, 06/01/27 (Call 03/01/27)	248	264,218
3.16%, 05/15/55 (Call 11/15/54)(a)	749	778,900
3.40%, 11/01/49 (Call 05/01/49)	484	530,147
3.65%, 08/01/25 (Call 06/01/25)	225	241,237
3.80%, 08/01/28 (Call 05/01/28)(a)	610	678,477
3.85%, 01/15/24 (Call 10/15/23)	295	309,708
3.94%, 11/01/47 (Call 05/01/47)	626	736,222
3.95%, 10/01/42 (Call 04/01/42)	486	558,317
4.05%, 08/15/52 (Call 02/15/52)	600	728,886
4.10%, 05/15/49 (Call 11/15/48)(a)	414	500,403
4.10%, 05/15/2121 (Call 11/15/2120)	340	395,586
4.15%, 02/28/48 (Call 08/28/47)	385	464,014
4.45%, 06/15/45 (Call 12/15/44)(a)	517	638,622
4.65%, 01/15/46 (Call 07/15/45)	720	914,015
4.84%, 10/01/41	572	722,191
5.10%, 08/01/2118 (Call 02/01/2118)	25	33,729
5.59%, 05/17/25	465	527,252
7.25%, 02/15/31	200	270,457
7.80%, 05/15/27	60	77,679
Pelabuhan Indonesia II PT
4.25%, 05/05/25(b)	1,730	1,855,425
5.38%, 05/05/45(a)(b)	465	551,434
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(b)	386	416,591
Polar Tankers Inc., 5.95%, 05/10/37(b)	100	123,340
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	385	381,778
2.50%, 09/01/24 (Call 08/01/24)	679	702,970
2.90%, 12/01/26 (Call 10/01/26)	479	501,941
3.35%, 09/01/25 (Call 08/01/25)	392	416,483
3.40%, 03/01/23 (Call 02/01/23)	570	587,711
3.65%, 03/18/24 (Call 02/18/24)	635	670,611
3.75%, 06/09/23 (Call 05/09/23)	167	173,876
3.88%, 12/01/23 (Call 11/01/23)	384	405,785
4.63%, 06/01/25 (Call 05/01/25)	455	501,121
TTX Co.
3.60%, 01/15/25(a)(b)	980	1,045,014
3.90%, 02/01/45 (Call 08/01/44)(b)	50	59,638
4.20%, 07/01/46 (Call 01/01/46)(a)(b)	565	701,864
4.60%, 02/01/49 (Call 08/01/48)(b)	254	338,084
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	605	618,954
2.38%, 05/20/31 (Call 02/20/31)(a)	735	750,261
2.40%, 02/05/30 (Call 11/05/29)	733	750,741
2.75%, 04/15/23 (Call 01/15/23)	375	383,233
2.75%, 03/01/26 (Call 12/01/25)	729	765,023
2.89%, 04/06/36 (Call 01/06/36)	255	266,156
2.95%, 01/15/23 (Call 10/15/22)(a)	240	244,632
2.95%, 03/10/52 (Call 09/10/51)(a)	250	256,458
2.97%, 09/16/62 (Call 03/16/62)	692	694,291
3.00%, 04/15/27 (Call 01/15/27)(a)	438	464,330
3.15%, 03/01/24 (Call 02/01/24)	560	585,516
3.20%, 05/20/41 (Call 11/20/40)	735	786,203

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
3.25%, 01/15/25 (Call 10/15/24)	$361	$381,652
3.25%, 08/15/25 (Call 05/15/25)	540	576,121
3.25%, 02/05/50 (Call 08/05/49)	652	703,791
3.35%, 08/15/46 (Call 02/15/46)(a)	55	59,191
3.38%, 02/01/35 (Call 08/01/34)	1,106	1,206,986
3.50%, 06/08/23 (Call 05/08/23)	566	588,711
3.55%, 08/15/39 (Call 02/15/39)	646	723,242
3.55%, 05/20/61 (Call 11/20/60)	415	459,659
3.60%, 09/15/37 (Call 03/15/37)	812	913,138
3.65%, 02/15/24 (Call 11/15/23)(a)	220	230,952
3.70%, 03/01/29 (Call 12/01/28)(a)	721	800,746
3.75%, 03/15/24 (Call 12/15/23)	505	532,902
3.75%, 07/15/25 (Call 05/15/25)	365	394,507
3.75%, 02/05/70 (Call 08/05/69)	655	761,991
3.80%, 10/01/51 (Call 04/01/51)	280	327,961
3.80%, 04/06/71 (Call 10/06/70)	295	347,709
3.84%, 03/20/60 (Call 09/20/59)	1,407	1,680,676
3.88%, 02/01/55 (Call 08/01/54)	480	554,865
3.95%, 09/10/28 (Call 06/10/28)	835	935,830
3.95%, 08/15/59 (Call 02/15/59)	500	596,761
4.00%, 04/15/47 (Call 10/15/46)	630	748,584
4.05%, 11/15/45 (Call 05/15/45)(a)	485	570,019
4.05%, 03/01/46 (Call 09/01/45)	798	939,079
4.10%, 09/15/67 (Call 03/15/67)	507	625,458
4.30%, 03/01/49 (Call 09/01/48)	723	910,769
4.50%, 09/10/48 (Call 03/10/48)	255	325,499
6.63%, 02/01/29(a)	25	32,212
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	459	473,035
2.40%, 11/15/26 (Call 08/15/26)(a)	443	464,472
2.50%, 04/01/23 (Call 03/01/23)	481	491,826
2.50%, 09/01/29 (Call 06/01/29)	537	561,316
2.80%, 11/15/24 (Call 09/15/24)	534	558,634
3.05%, 11/15/27 (Call 08/15/27)(a)	1,061	1,145,956
3.40%, 03/15/29 (Call 12/15/28)	797	864,860
3.40%, 11/15/46 (Call 05/15/46)	600	684,870
3.40%, 09/01/49 (Call 03/01/49)	804	926,320
3.63%, 10/01/42(a)	751	867,146
3.75%, 11/15/47 (Call 05/15/47)	430	517,801
3.90%, 04/01/25 (Call 03/01/25)	1,047	1,133,052
4.25%, 03/15/49 (Call 09/15/48)(a)	384	494,495
4.45%, 04/01/30 (Call 01/01/30)	723	853,222
4.88%, 11/15/40 (Call 05/15/40)	255	338,821
5.20%, 04/01/40 (Call 10/01/39)	533	723,006
5.30%, 04/01/50 (Call 10/01/49)	975	1,454,636
6.20%, 01/15/38	769	1,122,019
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(e)	80	112,579
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	255	252,115
1.50%, 09/22/28 (Call 07/22/28)(a)	445	441,302
1.80%, 09/22/31 (Call 06/22/31)	1,400	1,384,724
2.50%, 09/22/41 (Call 03/22/41)	2,205	2,258,237
2.65%, 09/22/51 (Call 03/22/51)	2,360	2,440,520
		142,645,950
Trucking & Leasing — 0.3%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	200	196,260
2.63%, 03/20/25 (Call 02/20/25)(b)	1,375	1,380,816
3.38%, 03/20/28 (Call 01/20/28)(a)(b)	605	612,127
	Par
Security	(000)	Value

Trucking & Leasing (continued)
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)(a)	$680	$644,538
3.10%, 06/01/51 (Call 12/01/50)(a)	360	353,343
3.25%, 03/30/25 (Call 12/30/24)	130	135,880
3.25%, 09/15/26 (Call 06/15/26)	668	707,341
3.50%, 03/15/28 (Call 12/15/27)	198	213,944
3.85%, 03/30/27 (Call 12/30/26)	452	489,728
3.90%, 03/30/23	202	209,691
4.00%, 06/30/30 (Call 03/30/30)	325	361,491
4.35%, 02/15/24 (Call 01/15/24)	422	449,638
4.50%, 03/30/45 (Call 09/30/44)(a)	125	146,531
4.55%, 11/07/28 (Call 08/07/28)	340	390,040
4.70%, 04/01/29 (Call 01/01/29)(a)	545	628,059
5.20%, 03/15/44 (Call 09/15/43)(a)	290	373,731
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	1,372	1,346,498
1.70%, 06/15/26 (Call 05/15/26)(b)	635	630,063
2.70%, 03/14/23 (Call 02/14/23)(b)	545	556,660
2.70%, 11/01/24 (Call 10/01/24)(b)	533	551,427
3.35%, 11/01/29 (Call 08/01/29)(b)	223	237,254
3.40%, 11/15/26 (Call 08/15/26)(b)	295	313,574
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	663	698,916
3.90%, 02/01/24 (Call 01/01/24)(b)	443	466,717
3.95%, 03/10/25 (Call 01/10/25)(b)	614	657,660
4.00%, 07/15/25 (Call 06/15/25)(b)	154	166,334
4.13%, 08/01/23 (Call 07/01/23)(b)	250	262,176
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	562	623,037
4.25%, 01/17/23(b)	456	472,951
4.45%, 01/29/26 (Call 11/29/25)(b)	308	339,664
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	3,185	3,172,216
2.30%, 06/15/28 (Call 04/15/28)(a)(b)	250	249,095
4.13%, 07/15/23 (Call 06/15/23)(b)	415	434,495
		18,471,895
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)	280	276,233

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(a)	455	455,961
2.80%, 05/01/30 (Call 02/01/30)	475	492,571
2.95%, 09/01/27 (Call 06/01/27)	547	578,591
3.00%, 12/01/26 (Call 09/01/26)(a)	375	398,163
3.25%, 06/01/51 (Call 12/01/50)	400	422,343
3.40%, 03/01/25 (Call 12/01/24)	576	610,660
3.45%, 06/01/29 (Call 03/01/29)	661	720,555
3.45%, 05/01/50 (Call 11/01/49)	549	599,356
3.75%, 09/01/28 (Call 06/01/28)(a)	809	894,125
3.75%, 09/01/47 (Call 03/01/47)	386	439,222
3.85%, 03/01/24 (Call 12/01/23)	440	464,912
4.00%, 12/01/46 (Call 06/01/46)	276	325,546
4.15%, 06/01/49 (Call 12/01/48)	614	744,588
4.20%, 09/01/48 (Call 03/01/48)(a)	532	651,303
4.30%, 12/01/42 (Call 06/01/42)	395	479,874
4.30%, 09/01/45 (Call 03/01/45)	329	404,236
6.59%, 10/15/37	399	581,421
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	2	2,122
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	460	459,152
2.70%, 04/15/30 (Call 01/15/30)	509	518,911

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Water (continued)
3.35%, 04/15/50 (Call 10/15/49)	$367	$390,263
3.57%, 05/01/29 (Call 02/01/29)	415	448,623
4.28%, 05/01/49 (Call 11/01/48)	491	601,520
United Utilities PLC, 6.88%, 08/15/28(a)	130	166,856
		11,850,874

Total Corporate Bonds & Notes — 98.0%
(Cost: $6,585,555,184)		6,593,455,815

Foreign Government Obligations(g)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	440	437,844

South Korea — 0.1%
Korea Electric Power Corp.
1.13%, 06/15/25(b)	460	455,708
5.13%, 04/23/34(b)	360	456,232
Korea Gas Corp.
1.13%, 07/13/26(b)	250	245,435
2.00%, 07/13/31(b)	280	278,076
3.13%, 07/20/27(b)	734	789,076
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(b)	1,020	1,095,915
3.75%, 07/25/23(b)	395	414,651
Korea National Oil Corp.
0.88%, 10/05/25(a)(b)	647	633,750
1.25%, 04/07/26(b)	1,000	982,903
2.50%, 10/24/26(b)	143	148,662
3.25%, 10/01/25(b)	450	480,473
3.38%, 03/27/27(a)(b)	500	543,000
4.00%, 01/23/24(b)	445	473,826
		6,997,707
Total Foreign Government Obligations — 0.1%
(Cost: $7,355,473)		7,435,551
	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(h)(i)(j)	609,322	$609,565,944
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(h)(i)	67,309	67,309,000
		676,874,944

Total Short-Term Investments — 10.1%
(Cost: $676,796,852)		676,874,944

Total Investments in Securities — 108.2%
(Cost: $7,269,707,509)		7,277,766,310

Other Assets, Less Liabilities — (8.2)%		(553,013,286)

Net Assets — 100.0%		$6,724,753,024

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	Zero-coupon bond.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$468,324,085	$141,347,033	(a)	$—	$(21,164)	$(84,010)	$609,565,944	609,322	$632,622	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	62,859,000	4,450,000	(a)	—	—	—	67,309,000	67,309	3,260		—
					$(21,164)	$(84,010)	$676,874,944		$635,882		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$6,593,455,815	$—	$6,593,455,815
Foreign Government Obligations	—	7,435,551	—	7,435,551
Money Market Funds	676,874,944	—	—	676,874,944
	$676,874,944	$6,600,891,366	$—	$7,277,766,310

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate